UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  August 31

Date of reporting period: September 1, 2018—February 28, 2019

Item 1: Reports to Shareholders

Semiannual Report | February 28, 2019 Vanguard U.S. Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

U.S. Growth Fund	Beginning Account Value 8/31/2018	Ending Account Value 2/28/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$969.77	$2.00
Admiral™ Shares	1,000.00	970.23	1.47
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.76	$2.06
Admiral Shares	1,000.00	1,023.31	1.51

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.41% for Investor Shares and 0.30% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

U.S. Growth Fund

Sector Diversification

As of February 28, 2019

Communication Services	14.8%
Consumer Discretionary	18.5
Consumer Staples	2.7
Energy	0.2
Financials	9.3
Health Care	12.8
Industrials	6.7
Information Technology	31.6
Materials	0.4
Other	0.9
Real Estate	2.0
Utilities	0.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

U.S. Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (94.2%)[1]
Communication Services (14.2%)
*	Alphabet Inc. Class C	316,218	354,139
*	Netflix Inc.	549,659	196,833
*	Facebook Inc. Class A	1,155,368	186,534
*	Alphabet Inc. Class A	124,620	140,391
*	Liberty Global plc	5,099,846	129,485
*	Charter Communications Inc. Class A	362,076	124,884
*	TripAdvisor Inc.	2,144,824	114,040
*	Take-Two Interactive Software Inc.	1,289,225	112,498
	Activision Blizzard Inc.	823,080	34,685
	Spotify Technology SA	216,016	30,272
*	Liberty Global plc Class A	915,119	24,113
	Tencent Holdings Ltd. ADR	529,451	22,666
	Tencent Holdings Ltd.	514,429	22,029
*,^	Eventbrite Inc. Class A	444,931	13,161
			1,505,730
Consumer Discretionary (17.8%)
*	Amazon.com Inc.	281,803	462,109
	Dollar General Corp.	1,317,497	156,071
*	Dollar Tree Inc.	1,603,953	154,509
*	Wayfair Inc.	931,789	154,379
	Hasbro Inc.	1,729,298	146,817
*	Alibaba Group Holding Ltd. ADR	728,990	133,427
*	Tesla Inc.	396,085	126,700
	Home Depot Inc.	578,447	107,094
*	GrubHub Inc.	952,931	77,740
	Hilton Worldwide Holdings Inc.	643,000	53,433
*	O’Reilly Automotive Inc.	112,687	41,915
*	Booking Holdings Inc.	22,233	37,730
*	Under Armour Inc. Class A	1,652,024	37,253
*	Roku Inc.	517,201	34,285
*	Chegg Inc.	821,694	32,564
	Ross Stores Inc.	328,556	31,157
*,^	Stitch Fix Inc. Class A	997,431	27,749
	TJX Cos. Inc.	386,120	19,804
	eBay Inc.	441,192	16,390
	NIKE Inc. Class B	186,211	15,964
	Kering SA	21,462	11,709
	Marriott International Inc. Class A	55,515	6,954
*	Under Armour Inc. Class C	2,622	53
			1,885,806
Consumer Staples (2.5%)
	Constellation Brands Inc. Class A	1,043,686	176,550
*	Monster Beverage Corp.	903,903	57,696
	Costco Wholesale Corp.	81,408	17,807
	Estee Lauder Cos. Inc. Class A	75,192	11,801
			263,854
Financials (8.7%)
	KKR & Co. Inc. Class A	7,847,310	174,446
	Charles Schwab Corp.	2,661,641	122,462
	MarketAxess Holdings Inc.	463,650	113,075
	CME Group Inc.	520,223	94,634
	First Republic Bank	618,801	64,962
*	Markel Corp.	55,866	56,138
	Progressive Corp.	731,739	53,344
	S&P Global Inc.	217,343	43,549
	Intercontinental Exchange Inc.	543,734	41,949
	MSCI Inc. Class A	224,011	41,379
	Marsh & McLennan Cos. Inc.	387,196	36,017
	TD Ameritrade Holding Corp.	568,473	32,022

4

U.S. Growth Fund

			Market
			Value•
		Shares	($000)
	Interactive Brokers Group Inc.	528,845	29,208
	JPMorgan Chase & Co.	63,643	6,642
	Goldman Sachs Group Inc.	30,200	5,940
			915,767
Health Care (12.1%)
*	IQVIA Holdings Inc.	1,557,058	218,144
	UnitedHealth Group Inc.	830,767	201,228
*	Illumina Inc.	620,253	193,997
*	Biogen Inc.	343,457	112,657
*	ABIOMED Inc.	250,712	83,863
*	Edwards Lifesciences Corp.	447,943	75,832
	Thermo Fisher Scientific Inc.	164,830	42,785
*	Novocure Ltd.	724,772	38,928
*	Penumbra Inc.	277,416	37,082
*	Glaukos Corp.	442,104	32,791
*	Vertex Pharmaceuticals Inc.	159,032	30,017
*,^	Elanco Animal Health Inc.	955,690	28,900
*	Alnylam Pharmaceuticals Inc.	314,309	26,716
	Danaher Corp.	168,050	21,346
*,^	Denali Therapeutics Inc.	922,497	20,074
*	DexCom Inc.	142,465	19,850
*	Agios Pharmaceuticals Inc.	240,430	15,597
	AstraZeneca plc ADR	347,626	14,454
	Intuitive Surgical Inc.	24,410	13,367
^	Moderna Inc.	577,080	13,042
	Alexion Pharmaceuticals Inc.	96,137	13,010
	BioMarin Pharmaceutical Inc.	133,733	12,472
	Merck & Co. Inc.	128,278	10,428
	Centene Corp.	17,610	1,072
			1,277,652
Industrials (6.3%)
	United Technologies Corp.	808,544	101,610
	TransUnion	1,009,957	65,203
	Lockheed Martin Corp.	200,919	62,166
*	CoStar Group Inc.	131,632	60,225
*	IHS Markit Ltd.	1,048,055	55,725
	Equifax Inc.	392,987	43,036
	Northrop Grumman Corp.	142,760	41,395
	Watsco Inc.	260,960	37,549
	AMETEK Inc.	425,314	33,846
	Fortive Corp.	353,336	28,822
	Boeing Co.	55,357	24,355
	HEICO Corp. Class A	280,275	22,419
^	Wabtec Corp.	285,637	20,926
*	NOW Inc.	1,247,523	18,002
	Fortune Brands Home & Security Inc.	306,679	14,451
	Safran SA	79,856	10,886
	Union Pacific Corp.	62,696	10,514
	Canadian National Railway Co.	108,848	9,348
	Airbus SE	17,500	2,254
			662,732
Information Technology (30.4%)
	Microsoft Corp.	5,649,863	632,954
	Mastercard Inc. Class A	1,628,765	366,098
	Visa Inc. Class A	1,747,469	258,835
*	PayPal Holdings Inc.	2,487,397	243,939
*	Autodesk Inc.	1,346,205	219,445
	Apple Inc.	766,879	132,785
*	Arista Networks Inc.	438,279	125,019
	Applied Materials Inc.	3,221,356	123,507
*	Adobe Inc.	386,096	101,350
*	ServiceNow Inc.	414,655	99,285
*	salesforce.com Inc.	601,750	98,476
*	FleetCor Technologies Inc.	377,329	88,023
*	Workday Inc. Class A	420,368	83,203
*	Trade Desk Inc. Class A	338,376	66,843
	SS&C Technologies Holdings Inc.	977,984	60,224
*	2U Inc.	783,487	57,743
	Global Payments Inc.	439,364	57,284
*	Shopify Inc. Class A	286,881	54,264
^	Microchip Technology Inc.	591,229	51,360
	CDW Corp.	524,300	49,227
*	Tableau Software Inc. Class A	349,951	46,159
*	Advanced Micro Devices Inc.	1,538,375	36,198
*	Ellie Mae Inc.	309,488	30,791
*	New Relic Inc.	279,320	29,538
*	Gartner Inc.	180,886	25,740
	NVIDIA Corp.	164,556	25,384
*	DocuSign Inc. Class A	391,125	21,571
^	Square Inc.	145,851	11,849
	Broadcom Inc.	32,292	8,892
2	Adyen NV	9,336	6,991
	Red Hat Inc.	35,696	6,518
*	Yext Inc.	24,309	452
			3,219,947
Materials (0.3%)
	Sherwin-Williams Co.	64,725	28,039

5

U.S. Growth Fund

			Market
			Value•
		Shares	($000)
Other (0.0%)
*,§,3	WeWork Class A PP	19,046	1,295

Real Estate (1.9%)
	Crown Castle International Corp.	619,914	73,615
	American Tower Corp.	390,716	68,825
	Equinix Inc.	76,200	32,271
*,^	Redfin Corp.	1,199,275	23,949
			198,660
Total Common Stocks (Cost $6,782,437)			9,959,482
Preferred Stocks (0.9%)
*,§,3,4	Uber Technologies PP, 8.00%	999,588	43,432
*,§,3,4	WeWork Pfd. D1 PP	260,418	17,708
*,§,3,4	Airbnb Inc., 8.00%	128,123	14,040
*,§,3,4	WeWork Pfd. D2 PP	204,614	13,914
*,§,3,4	Pinterest Prf G PP, 8.00%	1,596,475	8,190
Total Preferred Stocks (Cost $46,639)			97,284
Temporary Cash Investments (5.4%)[1]
Money Market Fund (5.0%)
5,6	Vanguard Market Liquidity Fund, 2.563%	5,326,449	532,698

		Face
		Amount
		($000)
Repurchase Agreement (0.2%)
	Bank of America Securities, LLC 2.570%, 3/1/19 (Dated 2/28/19, Repurchase Value $24,802,000, collateralized by Government National Mortgage Assn. 5.000%, 1/20/49, with a value of $25,296,000)	24,800	24,800

U.S. Government and Agency Obligations (0.2%)
7	United States Treasury Bill, 2.439%, 4/11/19	15,000	14,959
Total Temporary Cash Investments (Cost $572,391)			572,457
Total Investments (100.5%) (Cost $7,401,467)			10,629,223
Other Assets and Liabilities (-0.5%)
Other Assets			100,863
Liabilities[5]			(156,420)
			(55,557)
Net Assets (100%)			10,573,666

6

U.S. Growth Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	10,096,525
Affiliated Issuers	532,698
Total Investments in Securities	10,629,223
Investment in Vanguard	524
Receivables for Investment Securities Sold	36,946
Receivables for Accrued Income	7,210
Receivables for Capital Shares Issued	51,880
Other Assets	4,303
Total Assets	10,730,086
Liabilities
Payables for Investment Securities Purchased	50,309
Collateral for Securities on Loan	83,544
Payables to Investment Advisor	4,481
Payables for Capital Shares Redeemed	7,695
Payables to Vanguard	9,309
Variation Margin Payable—Futures Contracts	1,080
Other Liabilities	2
Total Liabilities	156,420
Net Assets	10,573,666

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	6,861,497
Total Distributable Earnings (Loss)	3,712,169
Net Assets	10,573,666

Investor Shares—Net Assets
Applicable to 114,375,626 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,387,668
Net Asset Value Per Share—Investor Shares	$38.36

Admiral Shares—Net Assets
Applicable to 62,256,159 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	6,185,998
Net Asset Value Per Share—Admiral Shares	$99.36

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $81,240,000.

§ Security value determined using significant unobservable inputs.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.3% and 2.3%, respectively, of net assets.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the value of this security represented 0.1% of net assets.

3 Restricted securities totaling $98,579,000, representing 0.9% of net assets. See Restricted Securities table for additional information.

4 Perpetual security with no stated maturity date.

5 Includes $83,544,000 of collateral received for securities on loan.

6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

7 Securities with a value of $12,316,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

PP—Private Placement.

7

U.S. Growth Fund

Restricted Securities as of Period End

Security Name	Acquisition Date	Acquisition Cost ($000)
Uber Technologies PP	June 2014	15,507
WeWork Pfd. D1 PP	December 2014	4,336
WeWork Pfd. D2 PP	December 2014	3,407
WeWork Class A PP	December 2014	317
Pinterest Prf G PP	March 2015	11,461
Airbnb Inc.	June 2015	11,928

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	1,975	274,989	13,684
E-mini S&P Mid-Cap 400 Index	March 2019	262	50,063	4,584
				18,268

See accompanying Notes, which are an integral part of the Financial Statements.

8

U.S. Growth Fund

Statement of Operations

Six Months Ended February 28, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	36,182
Dividends—Affiliated Issuers	3
Interest—Unaffiliated Issuers	641
Interest—Affiliated Issuers	4,268
Securities Lending—Net	412
Total Income	41,506
Expenses
Investment Advisory Fees—Note B
Basic Fee	8,414
Performance Adjustment	160
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,734
Management and Administrative—Admiral Shares	3,548
Marketing and Distribution—Investor Shares	240
Marketing and Distribution—Admiral Shares	148
Custodian Fees	38
Auditing Fees	5
Shareholders’ Reports—Investor Shares	41
Shareholders’ Reports—Admiral Shares	17
Trustees’ Fees and Expenses	6
Total Expenses	17,351
Expenses Paid Indirectly	(155)
Net Expenses	17,196
Net Investment Income	24,310
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	722,365
Investment Securities Sold—Affiliated Issuers	313
Futures Contracts	(46,549)
Foreign Currencies	(8)
Realized Net Gain (Loss)	676,121
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,043,966)
Investment Securities—Affiliated Issuers	(370)
Futures Contracts	7,841
Foreign Currencies	(1)
Change in Unrealized Appreciation (Depreciation)	(1,036,496)
Net Increase (Decrease) in Net Assets Resulting from Operations	(336,065)

1   Dividends are net of foreign withholding taxes of $16,000.

See accompanying Notes, which are an integral part of the Financial Statements.

9

U.S. Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,310	37,599
Realized Net Gain (Loss)	676,121	712,534
Change in Unrealized Appreciation (Depreciation)	(1,036,496)	1,487,575
Net Increase (Decrease) in Net Assets Resulting from Operations	(336,065)	2,237,708
Distributions
Net Investment Income
Investor Shares	(14,003)	(15,531)
Admiral Shares	(26,012)	(16,499)
Realized Capital Gain[1]
Investor Shares	(328,376)	(180,528)
Admiral Shares	(451,846)	(192,765)
Total Distributions	(820,237)	(405,323)
Capital Share Transactions
Investor Shares	288,873	(383,169)
Admiral Shares	610,290	1,477,489
Net Increase (Decrease) from Capital Share Transactions	899,163	1,094,320
Total Increase (Decrease)	(257,139)	2,926,705
Net Assets
Beginning of Period	10,830,805	7,904,100
End of Period	10,573,666	10,830,805

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $87,222,000 and $24,991,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

U.S. Growth Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	February 28,			Year Ended August 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$43.31	$35.62	$30.32	$30.89	$31.03	$24.67
Investment Operations
Net Investment Income	.081[1]	.134[1]	.151[1]	.151	.169	.168
Net Realized and Unrealized Gain (Loss) on Investments	(1.794)	9.394	5.590	1.944	2.168	6.303
Total from Investment Operations	(1.713)	9.528	5.741	2.095	2.337	6.471
Distributions
Dividends from Net Investment Income	(.132)	(.146)	(.121)	(.147)	(.194)	(.111)
Distributions from Realized Capital Gains	(3.105)	(1.692)	(.320)	(2.518)	(2.283)	—
Total Distributions	(3.237)	(1.838)	(.441)	(2.665)	(2.477)	(.111)
Net Asset Value, End of Period	$38.36	$43.31	$35.62	$30.32	$30.89	$31.03

Total Return[2]	-3.02%	27.64%	19.24%	6.89%	7.96%	26.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,388	$4,582	$4,113	$3,794	$3,975	$4,038
Ratio of Total Expenses to Average Net Assets[3]	0.41%	0.42%	0.43%	0.46%	0.47%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.42%	0.35%	0.47%	0.50%	0.53%	0.59%
Portfolio Turnover Rate	43%	33%	27%	32%	38%	36%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, (0.01%), 0.02%, 0.03%, and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

11

U.S. Growth Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	February 28,	Year Ended August 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$112.28	$92.24	$78.52	$80.01	$80.37	$63.91
Investment Operations
Net Investment Income	.265[1]	.476[1]	.502[1]	.506	.563	.557
Net Realized and Unrealized Gain (Loss) on Investments	(4.670)	24.323	14.480	5.018	5.607	16.293
Total from Investment Operations	(4.405)	24.799	14.982	5.524	6.170	16.850
Distributions
Dividends from Net Investment Income	(.464)	(.375)	(.433)	(.499)	(.623)	(.390)
Distributions from Realized Capital Gains	(8.051)	(4.384)	(.829)	(6.515)	(5.907)	—
Total Distributions	(8.515)	(4.759)	(1.262)	(7.014)	(6.530)	(.390)
Net Asset Value, End of Period	$99.36	$112.28	$92.24	$78.52	$80.01	$80.37

Total Return[2]	-2.98%	27.78%	19.42%	7.03%	8.12%	26.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,186	$6,249	$3,791	$3,066	$2,421	$1,868
Ratio of Total Expenses to Average Net Assets[3]	0.30%	0.30%	0.30%	0.32%	0.33%	0.30%
Ratio of Net Investment Income to Average Net Assets	0.53%	0.47%	0.60%	0.64%	0.67%	0.73%
Portfolio Turnover Rate	43%	33%	27%	32%	38%	36%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.02%, 0.03%, and (0.01%).

See accompanying Notes, which are an integral part of the Financial Statements.

12

U.S. Growth Fund

Notes to Financial Statements

Vanguard U.S. Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

13

U.S. Growth Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of pre-qualified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans

14

U.S. Growth Fund

with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

9. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  The investment advisory firms Wellington Management Company LLP, Jackson Square Partners, LLC, Baillie Gifford Overseas Ltd., and Jennison Associates LLC each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Wellington Management Company LLP, Jackson Square Partners, LLC, and Jennison Associates LLC are subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding three years. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to

15

U.S. Growth Fund

the S&P 500 Index for the preceding three years. Until November 2018, a portion of the portfolio was managed by William Blair Investment Management, LLC. The basic fee paid to William Blair Investment Management, LLC, was subject to quarterly adjustments based on performance relative to the Russell 1000 Growth Index for the preceding five years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended February 28, 2019, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.17% of the fund’s average net assets, before an increase of $160,000 (0.00%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $524,000, representing 0.01% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, these arrangements reduced the fund’s management and administrative expenses by $152,000 and custodian fees by $3,000. The total expense reduction represented an effective annual rate of 0.00% of the fund’s average net assets.

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

16

U.S. Growth Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	9,904,317	53,870	1,295
Preferred Stocks	—	—	97,284
Temporary Cash Investments	532,698	39,759	—
Futures Contracts—Liabilities[1]	(1,080)	—	—
Total	10,435,935	93,629	98,579

1 Represents variation margin on the last day of the reporting period.

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the six months ended February 28, 2019. Transfers, if any, into or out of Level 3 are recognized based on values as of the date of transfer.

	Investments	Investments
	in Common	in Preferred
	Stocks	Stocks
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of August 31, 2018	1,189	97,204
Purchases	—	—
Sales	—	—
Net Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	106	80
Balance as of February 28, 2019	1,295	97,284

Net change in unrealized appreciation (depreciation) from investments still held as of February 28, 2019, was $186,000.

17

U.S. Growth Fund

The following table provides quantitiative information about the significant unobservable inputs used in fair value measurement as of February 28, 2019:

	Fair Value
	at 2/28/2019			Amount or Range/
Security Type	($000)	Valuation Technique	Unobservable Input	Weighted Avg.
Common Stocks	1,295	Target Event	Weighted Average	75% at $54.00
			Price/Weighted IPO	25% at $110.00
			Probability
Preferred Stocks	43,432	Last Bid Price	Average Secondary	$43.45
			Market Bids
	31,622	Target Event	Weighted Average	75% at $54.00
			Price/Weighted IPO	25% at $110.00
			Probability
	14,040	Comparable Companies	Enterprise Value/	5.5x-6.5x
		Approach	Forward Revenue
			Multiples
			Liquidity Discount	10%
			Weighted IPO	40%/60%
			Probability
	8,190	Comparable Companies	Enterprise Value/	5.5x
		Approach	Forward Revenue
			Multiple
			Liquidity Discount	10%
			IPO Probability	100%

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at February 28, 2019.

F.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,401,467
Gross Unrealized Appreciation	3,481,508
Gross Unrealized Depreciation	(253,752)
Net Unrealized Appreciation (Depreciation)	3,227,756

G. During the six months ended February 28, 2019, the fund purchased $2,743,425,000 of investment securities and sold $2,771,819,000 of investment securities, other than temporary cash investments.

18

U.S. Growth Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $51,233,000 and $344,872,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

H.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	456,148	12,030	885,293	22,516
Issued in Lieu of Cash Distributions	333,194	9,768	192,107	5,198
Redeemed	(500,469)	(13,217)	(1,460,569)	(37,385)
Net Increase (Decrease)—Investor Shares	288,873	8,581	(383,169)	(9,671)
Admiral Shares
Issued	836,020	8,463	2,260,647	22,186
Issued in Lieu of Cash Distributions	449,504	5,088	199,346	2,082
Redeemed	(675,234)	(6,947)	(982,504)	(9,715)
Net Increase (Decrease)—Admiral Shares	610,290	6,604	1,477,489	14,553

I.   Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Aug. 31,		Proceeds	Realized				Feb. 28,
	2018		from	Net	Change in		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Growth ETF	498	—	465	309	(342)	3	—	—
Vanguard Market Liquidity Fund	379,919	NA1	NA1	4	(28)	4,268	—	532,698
Total	380,417			313	(370)	4,271	—	532,698

1 Not applicable —purchases and sales are for temporary cash investment purposes.

J.  On April 5, 2019, the fund acquired all of the net assets of Vanguard Morgan Growth Fund pursuant to a plan of reorganization approved by the funds’ board of trustees in November 2018. The purpose of the transaction was to combine two funds with comparable investment objectives. The acquisition was accomplished by a tax-free exchange of Vanguard U.S. Growth Fund’s capital shares for shares of Vanguard Morgan Growth Fund.

Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

19

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard U.S. Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford), Jackson Square Partners, LLC (Jackson Square), Jennison Associates LLC (Jennison), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders. Please note that in December, the fund’s trustees modified its investment advisory arrangement. William Blair Investment Management, LLC, no longer serves as one of the fund’s advisors.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford aims to deliver outstanding investment performance by identifying exceptional growth companies in the United States and investing in them long enough for the advantages of their business models and strength of their cultures to become the dominant drivers of their stock prices. This long-term horizon allows the advisor to harness the asymmetry inherent in equity markets to capture the disproportionate impact of successful investments in the portfolio. Baillie Gifford has managed a portion of the fund since 2014.

Jackson Square. Founded in 2014, Jackson Square invests primarily in common stocks of large-capitalization, growth-oriented companies that it believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. Jackson Square uses a bottom-up approach, seeking companies that have large-end market potential, dominant business models,

20

and strong free cash flow generation that is attractively priced compared to the intrinsic value of the securities. Jackson Square was founded by the same investment team that has managed a portion of the fund since 2010, previously as a part of Delaware Investments.

Jennison. Jennison, founded in 1969, is an indirect, wholly owned subsidiary of Prudential Financial Inc. Jennison uses internal fundamental research and a highly interactive stock selection process to identify companies that exhibit above-average growth in units, revenues, earnings, and cash flows. When analyzing a company for purchase or sale, Jennison focuses on the duration of the company’s growth opportunity and seeks to capture inflection points in its growth trajectory. Jennison has managed a portion of the fund since 2014.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a traditional, bottom-up fundamental research approach to identify companies with sustainable growth advantages and reasonable valuations. Wellington Management identifies companies that have demonstrated above-average growth in the past and follows up with a thorough review of each company’s business model and an assessment of its valuation. The goal of this review is to identify companies with high returns on capital, superior business management, and high-quality balance sheets. Wellington Management has managed a portion of the fund since 2010.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Baillie Gifford, Jackson Square, Jennison, or Wellington Management in determining whether to approve the advisory fees, because the advisors are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford, Jackson Square, Jennison, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

21

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All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

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© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q232 042019

Semiannual Report | February 28, 2019 Vanguard International Growth Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•             Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•             Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Growth Fund	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$949.44	$2.18
Admiral™ Shares	1,000.00	950.04	1.55
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.56	$2.26
Admiral Shares	1,000.00	1,023.21	1.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.45% for Investor Shares and 0.32% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

International Growth Fund

Sector Diversification

As of February 28, 2019

Communication Services	12.7%
Consumer Discretionary	32.0
Consumer Staples	6.0
Energy	1.5
Financials	15.0
Health Care	10.1
Industrials	9.7
Information Technology	8.1
Materials	4.1
Other	0.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

International Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (98.3%)[1]
Australia (0.5%)
	Brambles Ltd.	20,161,054	168,301

Austria (0.4%)
	Erste Group Bank AG	3,447,596	130,019

Belgium (1.1%)
	Umicore SA	8,779,863	379,060

Brazil (0.8%)
	B3 SA - Brasil Bolsa Balcao	13,303,825	116,138
	Raia Drogasil SA	4,999,559	87,063
	Telefonica Brasil SA Preference Shares	5,582,011	69,535
			272,736
Canada (1.1%)
	Nutrien Ltd.	3,575,914	194,645
	Toronto-Dominion Bank	3,057,005	175,296
			369,941
China (18.9%)
*	Alibaba Group Holding Ltd. ADR	10,636,558	1,946,809
	Tencent Holdings Ltd.	41,822,300	1,790,967
*	Baidu Inc. ADR	4,633,984	753,208
*	TAL Education Group ADR	18,485,132	658,071
	Ping An Insurance Group Co. of China Ltd.	37,534,500	396,790
*	Ctrip.com International Ltd. ADR	9,001,376	307,217
*,^	NIO Inc. ADR	17,591,617	168,352
*,^	iQIYI Inc. ADR	5,046,134	137,053
*,2	Meituan Dianping	18,638,108	130,138
	China Pacific Insurance Group Co. Ltd.	33,827,200	127,275
*,^	Meituan Dianping Class B	13,982,022	108,423
	China Mengniu Dairy Co. Ltd.	32,708,000	101,008
			6,625,311
Denmark (2.9%)
*	Genmab A/S	2,594,661	447,800
	Vestas Wind Systems A/S	2,043,797	170,277
	Chr Hansen Holding A/S	1,658,818	168,842
	Ambu A/S Class B	5,449,774	127,628
	Novozymes A/S	2,401,809	109,065
			1,023,612
France (7.0%)
	Kering SA	1,368,726	746,737
	L’Oreal SA	2,310,130	582,644
	Schneider Electric SE	5,076,412	394,471
	TOTAL SA	5,193,328	295,601
	EssilorLuxottica SA	2,005,073	242,666
	Vivendi SA	7,164,431	209,220
			2,471,339
Germany (5.9%)
*,^,3	Zalando SE	10,466,867	386,067
	Bayerische Motoren Werke AG	3,268,453	276,287
*,3	Delivery Hero SE	6,275,610	243,348
	Infineon Technologies AG	8,669,188	190,527
	adidas AG	716,713	173,983
	BASF SE	2,275,881	173,236
	Continental AG	815,675	133,597
	SAP SE	1,238,958	132,603
*,^,4	HelloFresh SE	10,552,945	114,968
	GEA Group AG	3,320,563	79,431
*	MorphoSys AG	664,989	68,341
*,3	Rocket Internet SE	2,762,933	64,982
*	AIXTRON SE	3,130,112	27,981
*,4	Home24 SE	1,862,256	15,351
			2,080,702

4

International Growth Fund

			Market
			Value•
		Shares	($000)
	Hong Kong (4.7%)
	AIA Group Ltd.	127,277,600	1,270,273
	Jardine Matheson Holdings Ltd.	3,099,000	212,243
	Hong Kong Exchanges & Clearing Ltd.	4,767,930	164,347
			1,646,863
	India (2.2%)
	Housing Development Finance Corp. Ltd.	11,680,736	302,612
	HDFC Bank Ltd.	7,780,817	227,806
	Zee Entertainment Enterprises Ltd.	27,208,888	178,576
*,§,2	ANI Technologies	166,185	49,650
			758,644
	Indonesia (0.4%)
	Bank Central Asia Tbk PT	64,782,900	126,760

	Israel (0.3%)
*	Check Point Software Technologies Ltd.	978,890	119,718

	Italy (2.3%)
	Ferrari NV	4,745,012	610,512
*	Fiat Chrysler Automobiles NV	13,737,294	203,011
			813,523
	Japan (11.0%)
	SoftBank Group Corp.	6,053,300	561,712
	SMC Corp.	1,548,600	541,735
	M3 Inc.	26,545,800	439,118
	Nidec Corp.	2,080,800	252,360
	Bridgestone Corp.	6,324,500	250,523
	Recruit Holdings Co. Ltd.	8,709,100	244,161
	Nintendo Co. Ltd.	713,800	195,752
	Takeda Pharmaceutical Co. Ltd.	4,689,100	188,703
	Keyence Corp.	285,200	166,775
	Sekisui Chemical Co. Ltd.	9,761,500	153,571
	Pigeon Corp.	3,300,800	134,768
	Kubota Corp.	9,695,100	130,759
	Toyota Motor Corp.	2,137,700	129,178
	Murata Manufacturing Co. Ltd.	728,600	113,651
	ORIX Corp.	6,873,900	99,524
	Suzuki Motor Corp.	1,855,100	95,258
	SBI Holdings Inc.	4,470,400	94,528
	KDDI Corp.	2,856,800	69,048
			3,861,124
	Netherlands (3.8%)
	ASML Holding NV	7,358,719	1,346,194

	Norway (0.8%)
	DNB ASA	7,488,359	143,431
	Norsk Hydro ASA	30,534,386	126,025
			269,456
	Other (0.2%)
5	Vanguard FTSE All-World ex-US ETF	1,128,434	56,230

	Singapore (0.4%)
	Oversea-Chinese Banking Corp. Ltd.	18,606,300	151,799

	South Korea (2.0%)
*,^	Celltrion Inc.	1,695,817	307,636
	Samsung Electronics Co. Ltd.	5,161,446	206,570
	Samsung SDI Co. Ltd.	546,742	115,256
	NAVER Corp.	539,978	63,800
			693,262
	Spain (3.2%)
	Industria de Diseno Textil SA	21,245,632	641,331
	Banco Bilbao Vizcaya Argentaria SA	79,161,502	491,032
^	Distribuidora Internacional de Alimentacion SA	12,745,795	8,267
			1,140,630
	Sweden (4.7%)
	Svenska Handelsbanken AB Class A	35,069,697	399,529
	Spotify Technology SA	2,632,668	368,942
*	Atlas Copco AB Class A	10,589,929	287,018
	Kinnevik AB	10,340,628	261,685
	Assa Abloy AB Class B	7,041,057	145,526
	SKF AB	6,883,760	115,615
^	Elekta AB Class B	6,427,670	74,042
			1,652,357
	Switzerland (4.4%)
	Nestle SA	5,177,491	468,325
	Roche Holding AG	1,241,279	344,485
	Novartis AG	2,570,314	234,243
	UBS Group AG	14,683,126	186,327
	Cie Financiere Richemont SA	2,255,223	172,302
	Lonza Group AG	560,478	155,651
			1,561,333

5

International Growth Fund

			Market
			Value•
		Shares	($000)
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	49,227,000	377,754

Thailand (0.4%)
	Kasikornbank PCL (Foreign)	21,738,556	136,528

Turkey (0.2%)
	Turkiye Garanti Bankasi AS	38,670,212	64,409

United Kingdom (7.6%)
	Rolls-Royce Holdings plc	46,651,516	591,812
	Diageo plc	9,856,147	381,676
*	Ocado Group plc	20,473,468	280,818
	BHP Group plc	11,327,846	262,767
	Royal Dutch Shell plc Class A	6,506,874	202,736
	Reckitt Benckiser Group plc	2,343,204	178,963
	Burberry Group plc	6,684,815	167,601
	GlaxoSmithKline plc	6,811,239	135,754
	Whitbread plc	1,986,669	127,919
	Aviva plc	21,602,972	121,098
	Smith & Nephew plc	5,870,828	111,551
*,^,3	Aston Martin Lagonda Global Holdings plc	6,321,596	90,271
			2,652,966
United States (10.0%)
*	Amazon.com Inc.	669,737	1,098,255
*	Booking Holdings Inc.	72,687	123,353
*	Illumina Inc.	2,734,956	855,412
*	MercadoLibre Inc.	1,574,407	722,322
	Philip Morris International Inc.	1,365,456	118,713
*,^	Tesla Inc.	1,894,281	605,942
			3,523,997
Total Common Stocks (Cost $24,754,888)			34,474,568
Preferred Stocks (0.2%)
*,§,2,6	CureVac GmbH	12,600	30,597
*,§,2,4,6	You & Mr. Jones	44,800,000	51,520
Total Preferred Stocks (Cost $75,682)			82,117
Temporary Cash Investments (4.1%)[1]
Money Market Fund (4.0%)
7,8	Vanguard Market Liquidity Fund, 2.563%	14,167,701	1,416,912

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
9	United States Treasury Bill, 2.374%, 3/7/19	12,000	11,995
9	United States Treasury Bill, 2.388%, 3/28/19	3,000	2,995
9	United States Treasury Bill, 2.439%, 4/11/19	8,500	8,477
9	United States Treasury Bill, 2.497%, 5/23/19	8,000	7,956
			31,423
Total Temporary Cash Investments (Cost $1,448,158)			1,448,335
Total Investments (102.6%) (Cost $26,278,728)			36,005,020

6

International Growth Fund

Amount
($000)
Other Assets and Liabilities (-2.6%)
Other Assets
Investment in Vanguard	1,739
Receivables for Accrued Income	48,078
Receivables for Capital Shares Issued	21,364
Variation Margin Receivable — Futures Contracts	1,520
Unrealized Appreciation — Forward Currency Contracts	10,348
Other Assets[10]	27,034
Total Other Assets	110,083
Liabilities
Payables for Investment Securities Purchased	(792)
Collateral for Securities on Loan	(949,354)
Payables for Capital Shares Redeemed	(19,181)
Payables to Investment Advisor	(14,180)
Payables to Vanguard	(31,179)
Variation Margin Payable — Futures Contracts	(2,009)
Unrealized Depreciation — Forward Currency Contracts	(6,332)
Total Liabilities	(1,023,027)
Net Assets (100%)	35,092,076

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	25,504,938
Total Distributable Earnings (Loss)	9,587,138
Net Assets	35,092,076

Investor Shares—Net Assets
Applicable to 255,401,055 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,192,607
Net Asset Value Per Share—Investor Shares	$28.16

Admiral Shares—Net Assets
Applicable to 311,439,108 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	27,899,469
Net Asset Value Per Share—Admiral Shares	$89.58

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $908,507,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.4% and 3.0%, respectively, of net assets.

2     Restricted securities totaling $261,905,000, representing 0.7% of net assets. See Restricted Securities table for additional information.

3     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $784,668,000, representing 2.2% of net assets.

4     Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.

5     Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

6     Perpetual security with no stated maturity date.

7     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

8     Includes $949,354,000 of collateral received for securities on loan.

9     Securities with a value of $19,881,000 have been segregated as initial margin for open futures contracts.

10     Cash of $1,420,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

7

International Growth Fund

Restricted Securities as of Period End

		Acquisition
	Acquisition	Cost
Security Name	Date	($000)
You & Mr. Jones	September 2015	44,800
CureVac GmbH	October 2015	30,882
ANI Technologies	December 2015	51,748
Meituan Dianping	December 2015	71,956

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	March 2019	3,656	137,149	7,350
Topix Index	March 2019	750	108,061	5,397
FTSE 100 Index	March 2019	725	68,039	1,368
S&P ASX 200 Index	March 2019	622	67,826	4,130
				18,245

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
BNP Paribas	3/20/19	EUR	116,235	USD	133,151	—	(707)
UBS AG	3/12/19	JPY	8,900,280	USD	80,467	—	(540)
Morgan Stanley Capital Services LLC	3/12/19	JPY	6,882,143	USD	61,223	581	—
Citibank, N.A.	3/26/19	AUD	85,914	USD	60,630	340	—
Morgan Stanley Capital Services LLC	3/20/19	GBP	38,286	USD	48,597	2,239	—
Citibank, N.A.	3/26/19	AUD	61,391	USD	43,804	—	(237)
Barclays Bank plc	3/20/19	GBP	32,460	USD	41,470	1,630	—
Citibank, N.A.	3/12/19	JPY	4,388,340	USD	39,861	—	(452)
JPMorgan Chase Bank, N.A.	3/12/19	JPY	3,824,850	USD	34,233	116	—
BNP Paribas	3/12/19	JPY	3,602,310	USD	32,597	—	(247)
Citibank, N.A.	3/20/19	EUR	24,252	USD	27,649	—	(15)
Morgan Stanley Capital Services LLC	3/20/19	EUR	18,752	USD	21,653	—	(286)

8

International Growth Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
JPMorgan Chase Bank, N.A.	3/20/19	EUR	18,359	USD	20,860	59	—
Deutsche Bank AG	3/20/19	EUR	16,650	USD	19,115	—	(144)
Citibank, N.A.	3/20/19	GBP	14,728	USD	18,867	688	—
Goldman Sachs International	3/20/19	GBP	14,467	USD	18,740	469	—
JPMorgan Chase Bank, N.A.	3/20/19	EUR	15,706	USD	18,018	—	(122)
Morgan Stanley Capital Services LLC	3/26/19	AUD	23,269	USD	16,606	—	(93)
BNP Paribas	3/20/19	GBP	9,683	USD	12,292	566	—
Bank of America, N.A.	3/20/19	EUR	9,564	USD	10,853	45	—
UBS AG	3/20/19	GBP	8,276	USD	10,825	164	—
Morgan Stanley Capital Services LLC	3/20/19	EUR	7,993	USD	9,086	21	—
Barclays Bank plc	3/26/19	AUD	11,146	USD	8,027	—	(117)
Morgan Stanley Capital Services LLC	3/12/19	JPY	872,100	USD	7,884	—	(52)
JPMorgan Chase Bank, N.A.	3/26/19	AUD	6,818	USD	4,890	—	(52)
Goldman Sachs International	3/26/19	AUD	6,823	USD	4,866	—	(24)
Toronto—Dominion Bank	3/12/19	USD	70,505	JPY	7,674,290	1,586	—
Toronto—Dominion Bank	3/20/19	USD	47,423	EUR	41,532	100	—
BNP Paribas	3/20/19	USD	41,669	EUR	36,134	497	—
UBS AG	3/26/19	USD	32,688	AUD	45,844	154	—
Goldman Sachs International	3/12/19	USD	30,749	JPY	3,441,250	—	(155)
Morgan Stanley Capital Services LLC	3/20/19	USD	28,358	GBP	21,809	—	(600)
Goldman Sachs International	3/20/19	USD	22,649	GBP	17,738	—	(904)
JPMorgan Chase Bank, N.A.	3/20/19	USD	22,302	EUR	19,431	162	—
BNP Paribas	3/20/19	USD	20,749	GBP	16,266	—	(849)
JPMorgan Chase Bank, N.A.	3/26/19	USD	20,696	AUD	29,334	—	(122)
JPMorgan Chase Bank, N.A.	3/12/19	USD	20,641	JPY	2,318,180	—	(176)
Goldman Sachs International	3/26/19	USD	11,800	AUD	16,431	140	—
Bank of America, N.A.	3/20/19	USD	9,183	EUR	8,063	—	(4)
Bank of America, N.A.	3/20/19	USD	8,987	GBP	6,934	—	(220)
Goldman Sachs International	3/12/19	USD	8,249	JPY	914,320	38	—
JPMorgan Chase Bank, N.A.	3/12/19	USD	8,082	JPY	866,230	303	—
Citibank, N.A.	3/20/19	USD	7,963	EUR	7,011	—	(25)
Citibank, N.A.	3/12/19	USD	7,599	JPY	826,960	173	—
Barclays Bank plc	3/12/19	USD	6,243	JPY	682,220	117	—
Deutsche Bank AG	3/26/19	USD	4,926	AUD	6,897	31	—
Deutsche Bank AG	3/20/19	USD	4,657	GBP	3,496	15	—

9

International Growth Fund

Forward Currency Contracts (continued)

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	3/12/19	USD	4,602	JPY	517,770	—	(48)
Citibank, N.A.	3/20/19	USD	4,015	EUR	3,494	33	—
Citibank, N.A.	3/26/19	USD	3,709	AUD	5,227	—	(1)
Citibank, N.A.	3/20/19	USD	3,185	GBP	2,504	—	(140)
Citibank, N.A.	3/26/19	USD	3,039	AUD	4,241	29	—
BNP Paribas	3/26/19	USD	2,112	AUD	2,902	52	—
						10,348	(6,332)

AUD—Australian dollar.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

At February 28, 2019, the counterparties had deposited in segregated accounts securities and cash with a value of $6,759,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

10

International Growth Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	120,622
Dividends—Affiliated Issuers	812
Interest—Unaffiliated Issuers	344
Interest—Affiliated Issuers	5,254
Securities Lending—Net	13,562
Total Income	140,594
Expenses
Investment Advisory Fees—Note B
Basic Fee	23,871
Performance Adjustment	5,048
The Vanguard Group—Note C
Management and Administrative—Investor Shares	9,002
Management and Administrative—Admiral Shares	17,726
Marketing and Distribution—Investor Shares	497
Marketing and Distribution—Admiral Shares	824
Custodian Fees	1,318
Shareholders’ Reports—Investor Shares	89
Shareholders’ Reports—Admiral Shares	93
Trustees’ Fees and Expenses	19
Total Expenses	58,487
Net Investment Income	82,107
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	80,599
Investment Securities Sold—Affiliated Issuers	130
Futures Contracts	(22,480)
Forward Currency Contracts	(17,549)
Foreign Currencies	387
Realized Net Gain (Loss)	41,087
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(1,979,532)
Investment Securities—Affiliated Issuers	(71,051)
Futures Contracts	19,122
Forward Currency Contracts	13,274
Foreign Currencies	(981)
Change in Unrealized Appreciation (Depreciation)	(2,019,168)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,895,974)

1   Dividends are net of foreign withholding taxes of $15,202,000.

See accompanying Notes, which are an integral part of the Financial Statements.

11

International Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	82,107	485,445
Realized Net Gain (Loss)	41,087	1,574,400
Change in Unrealized Appreciation (Depreciation)	(2,019,168)	1,400,252
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,895,974)	3,460,097
Distributions
Net Investment Income
Investor Shares	(101,822)	(66,639)
Admiral Shares	(414,446)	(217,469)
Realized Capital Gain[1]
Investor Shares	(234,310)	—
Admiral Shares	(863,521)	—
Total Distributions	(1,614,099)	(284,108)
Capital Share Transactions
Investor Shares	(108,118)	(426,156)
Admiral Shares	1,466,505	3,661,907
Net Increase (Decrease) from Capital Share Transactions	1,358,387	3,235,751
Total Increase (Decrease)	(2,151,686)	6,411,740
Net Assets
Beginning of Period	37,243,762	30,832,022
End of Period	35,092,076	37,243,762

1   Includes fiscal 2019 and 2018 short-term gain distributions totaling $14,439,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

12

International Growth Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$31.23	$28.38	$22.38	$20.83	$23.79	$20.42
Investment Operations
Net Investment Income	.054[1]	.381[1]	.240[1]	.304	.308	.471[2]
Net Realized and Unrealized Gain (Loss) on Investments	(1.793)	2.722	6.028	1.539	(2.774)	3.235
Total from Investment Operations	(1.739)	3.103	6.268	1.843	(2.466)	3.706
Distributions
Dividends from Net Investment Income	(.403)	(.253)	(.268)	(.293)	(.494)	(.336)
Distributions from Realized Capital Gains	(.928)	—	—	—	—	—
Total Distributions	(1.331)	(.253)	(.268)	(.293)	(.494)	(.336)
Net Asset Value, End of Period	$28.16	$31.23	$28.38	$22.38	$20.83	$23.79

Total Return[3]	-5.06%	10.97%	28.43%	8.95%	-10.46%	18.26%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,193	$8,074	$7,731	$6,700	$7,172	$8,976
Ratio of Total Expenses to Average Net Assets[4]	0.45%	0.45%	0.45%	0.46%	0.47%	0.47%
Ratio of Net Investment Income to Average Net Assets	0.39%	1.25%	1.01%	1.47%	1.34%	2.08%[2]
Portfolio Turnover Rate	16%	16%	15%	29%	29%	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.080 and 0.35%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.03%, 0.04%, 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

13

International Growth Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$99.45	$90.24	$71.19	$66.28	$75.70	$64.98
Investment Operations
Net Investment Income	.227[1]	1.365[1]	.879[1]	1.062	1.088	1.613[2]
Net Realized and Unrealized Gain (Loss) on Investments	(5.724)	8.652	19.127	4.877	(8.821)	10.277
Total from Investment Operations	(5.497)	10.017	20.006	5.939	(7.733)	11.890
Distributions
Dividends from Net Investment Income	(1.418)	(.807)	(.956)	(1.029)	(1.687)	(1.170)
Distributions from Realized Capital Gains	(2.955)	—	—	—	—	—
Total Distributions	(4.373)	(.807)	(.956)	(1.029)	(1.687)	(1.170)
Net Asset Value, End of Period	$89.58	$99.45	$90.24	$71.19	$66.28	$75.70

Total Return[3]	-5.00%	11.14%	28.57%	9.07%	-10.32%	18.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,899	$29,170	$23,101	$15,704	$13,752	$14,415
Ratio of Total Expenses to Average Net Assets[4]	0.32%	0.32%	0.32%	0.33%	0.34%	0.34%
Ratio of Net Investment Income to Average Net Assets	0.52%	1.38%	1.14%	1.60%	1.47%	2.21%[2]
Portfolio Turnover Rate	16%	16%	15%	29%	29%	21%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.255 and 0.35%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.03%, 0.04%, 0.03%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

14

International Growth Fund

Notes to Financial Statements

Vanguard International Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse

15

International Growth Fund

imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

16

International Growth Fund

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries.

17

International Growth Fund

Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      The investment advisory firms Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc. are subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex USA for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended February 28, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.14% of the fund’s average net assets, before an increase of $5,048,000 (0.03%) based on performance.

C.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $1,739,000, representing 0.00% of the fund’s net assets and 0.70% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

18

International Growth Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	4,166,674	—	—
Common Stocks—Other	4,515,600	25,742,644	49,650
Preferred Stocks	—	—	82,117
Temporary Cash Investments	1,416,912	31,423	—
Futures Contracts—Assets[1]	1,520	—	—
Futures Contracts—Liabilities[1]	(2,009)	—	—
Forward Currency Contracts—Assets	—	10,348	—
Forward Currency Contracts—Liabilities	—	(6,332)	—
Total	10,098,697	25,778,083	131,767

1   Represents variation margin on the last day of the reporting period.

E.  At February 28, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	1,520	—	1,520
Unrealized Appreciation—Forwards Contracts	—	10,348	10,348
Total Assets	1,520	10,348	11,868

Variation Margin Payable—Futures Contracts	(2,009)	—	(2,009)
Unrealized Depreciation—Forwards Contracts	—	(6,332)	(6,332)
Total Liabilities	(2,009)	(6,332)	(8,341)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(22,480)	—	(22,480)
Forward Currency Contracts	—	(17,549)	(17,549)
Realized Net Gain (Loss) on Derivatives	(22,480)	(17,549)	(40,029)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	19,122	—	19,122
Forward Currency Contracts	—	13,274	13,274
Change in Unrealized Appreciation (Depreciation) on Derivatives	19,122	13,274	32,396

19

International Growth Fund

F.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	26,302,751
Gross Unrealized Appreciation	11,553,743
Gross Unrealized Depreciation	(1,841,947)
Net Unrealized Appreciation (Depreciation)	9,711,796

G. During the six months ended February 28, 2019, the fund purchased $2,675,818,000 of investment securities and sold $2,958,398,000 of investment securities, other than temporary cash investments.

H.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	528,708	19,110	2,130,616	68,838
Issued in Lieu of Cash Distributions	322,714	12,842	64,011	2,138
Redeemed	(959,540)	(35,077)	(2,620,783)	(84,901)
Net Increase (Decrease)—Investor Shares	(108,118)	(3,125)	(426,156)	(13,925)
Admiral Shares
Issued	3,162,396	36,602	7,766,732	78,708
Issued in Lieu of Cash Distributions	1,174,404	14,695	199,790	2,098
Redeemed	(2,870,295)	(33,180)	(4,304,615)	(43,465)
Net Increase (Decrease)—Admiral Shares	1,466,505	18,117	3,661,907	37,341

20

International Growth Fund

I.   Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Aug. 31,		Proceeds	Net	Change in			Feb. 28,
	2018		from	Realized	Net		Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App. (Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
HelloFresh SE	150,128	—	—	—	(35,160)	—	—	114,968
Home 24 SE	NA1	—	—	—	(38,777)	—	—	15,351
Vanguard FTSE All-World ex-US ETF	58,780	—	—	—	(2,550)	812	—	56,230
Vanguard Market Liquidity Fund	956,789	NA2	NA2	130	(30)	5,254	—	1,416,912
You & Mr. Jones	46,054	—	—	—	5,466	—	—	51,520
Total	1,211,751			130	(71,051)	6,066	—	1,654,981

1   Not applicable—at August 31, 2018, the issuer was not an affiliated company of the fund.

2   Not applicable—purchases and sales are for temporary cash investment purposes.

J.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

21

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard International Growth Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford) and Schroder Investment Management North America Inc. (Schroder Inc.), as well as the sub-advisory agreement with Schroder Investment Management North America Ltd. (Schroder Ltd.). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisory oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford uses fundamental research to make long-term investments in companies that have above-average growth potential resulting from sustainable competitive advantages, special cultures and management, or competitive strength in underestimated technology shifts. Baillie Gifford believes that equities’ asymmetrical return pattern means that alpha is generated by focusing on the upside and the potential to earn exponential returns rather than being overly concerned with avoiding losing investments. The advisor takes a bottom-up, stock-driven approach to sector and country allocation. Baillie Gifford has advised a portion of the fund since 2003.

22

Schroder. Schroders plc, the parent company of Schroder Inc. and Schroder Ltd. (collectively, Schroder), was founded in 1804 in London, England. Schroder specializes in global equity and fixed income management and seeks to invest in securities of international companies where it has identified a significant growth gap, which is defined as forward earnings growth that is not yet recognized by the market. Schroder believes that market inefficiencies often drive material differences between underlying company fundamentals and market estimates. The advisor also believes that in-depth fundamental research, incorporating a comprehensive macroeconomic viewpoint and a robust framework of fundamental risk analysis, is the most reliable means of finding those companies and identifying the growth gap. Schroder Inc. has advised the fund since its inception in 1981, and its affiliate Schroder Ltd. has advised the fund since 2003.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s sub-portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Baillie Gifford or Schroder in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford and Schroder. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

23

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Q812 042019

Semiannual Report | February 28, 2019 Vanguard FTSE Social Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019
FTSE Social Index Fund	Beginning Account Value 8/31/2018	Ending Account Value 2/28/2019	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$971.08	$0.88
Admiral™ Shares	1,000.00	1,030.00	0.09
Institutional Shares	1,000.00	971.31	0.59
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.90	$0.90
Admiral Shares	1,000.00	1,024.10	0.09
Institutional Shares	1,000.00	1,024.20	0.60

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.18% for Investor Shares, 0.14% for Admiral Shares (since inception), and 0.12% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365 for Investor and Institutional Shares and 22/365 for Admiral Shares).

2

FTSE Social Index Fund

Sector Diversification

As of February 28, 2019

Basic Materials	1.9%
Consumer Goods	8.0
Consumer Services	9.7
Financials	22.1
Health Care	17.0
Industrials	9.4
Oil & Gas	3.3
Technology	27.4
Telecommunications	0.1
Utilities	1.1

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

FTSE Social Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Basic Materials (1.9%)
	Linde plc	154,527	26,770
	Ecolab Inc.	71,418	12,063
	Air Products & Chemicals Inc.	61,483	11,139
	PPG Industries Inc.	67,805	7,592
	LyondellBasell Industries NV Class A	87,978	7,524
	Nucor Corp.	87,944	5,327
	Newmont Mining Corp.	149,346	5,096
	International Flavors & Fragrances Inc.	28,219	3,598
	FMC Corp.	37,510	3,357
	Mosaic Co.	98,454	3,079
	CF Industries Holdings Inc.	64,589	2,726
	Albemarle Corp.	29,560	2,699
	Avery Dennison Corp.	24,140	2,608
	Steel Dynamics Inc.	61,700	2,303
*	Alcoa Corp.	52,137	1,538
	Ashland Global Holdings Inc.	17,458	1,351
	Westlake Chemical Corp.	10,098	706
			99,475
Consumer Goods (8.0%)
	Procter & Gamble Co.	698,347	68,822
	PepsiCo Inc.	397,170	45,929
	NIKE Inc. Class B	351,742	30,155
	Mondelez International Inc. Class A	400,217	18,874
	Colgate-Palmolive Co.	238,916	15,737
	General Motors Co.	367,085	14,493
*	Tesla Inc.	38,416	12,289
	Kimberly-Clark Corp.	97,650	11,408
	Ford Motor Co.	1,093,297	9,588
	Estee Lauder Cos. Inc. Class A	59,981	9,413
	Activision Blizzard Inc.	210,929	8,889
*	Electronic Arts Inc.	83,135	7,963
	VF Corp.	90,643	7,919
	General Mills Inc.	166,259	7,836
*	Monster Beverage Corp.	111,745	7,133
	Aptiv plc	74,151	6,163
	Clorox Co.	35,962	5,683
	Kraft Heinz Co.	168,973	5,608
	Tyson Foods Inc. Class A	81,354	5,016
	McCormick & Co. Inc.	34,014	4,625
	Church & Dwight Co. Inc.	68,396	4,500
	Genuine Parts Co.	40,009	4,352
	Hershey Co.	39,318	4,352
*	Lululemon Athletica Inc.	26,741	4,022
	Kellogg Co.	69,625	3,917
	Lennar Corp. Class A	80,391	3,857
	DR Horton Inc.	96,462	3,751
^	Hormel Foods Corp.	76,125	3,301
	JM Smucker Co.	30,853	3,268
	Conagra Brands Inc.	135,304	3,162
	Lamb Weston Holdings Inc.	41,018	2,843
	Tapestry Inc.	80,686	2,819
*	Take-Two Interactive Software Inc.	31,600	2,757
	Lear Corp.	17,906	2,723
	Garmin Ltd.	31,928	2,681
	Whirlpool Corp.	17,518	2,479
	PVH Corp.	21,456	2,464
*	LKQ Corp.	88,591	2,454
	Coca-Cola European Partners plc	51,098	2,409
	BorgWarner Inc.	58,390	2,371
*	Mohawk Industries Inc.	17,416	2,371
	Bunge Ltd.	39,299	2,086
	Autoliv Inc.	24,545	2,008
	Newell Brands Inc.	121,415	1,971
	PulteGroup Inc.	71,580	1,933
	Ralph Lauren Corp. Class A	15,137	1,895
	Fortune Brands Home & Security Inc.	39,831	1,877
	Hanesbrands Inc.	100,160	1,862

4

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	Ingredion Inc.	19,746	1,826
*	Capri Holdings Ltd.	39,418	1,797
*	Campbell Soup Co.	49,508	1,783
*	Herbalife Nutrition Ltd.	30,412	1,706
	Harley-Davidson Inc.	45,681	1,696
	Leggett & Platt Inc.	36,579	1,661
	Jefferies Financial Group Inc.	81,700	1,656
	Gentex Corp.	75,545	1,537
^	Coty Inc. Class A	130,500	1,436
	Polaris Industries Inc.	16,390	1,397
*,^	Mattel Inc.	96,279	1,388
	Toll Brothers Inc.	38,099	1,356
	Goodyear Tire & Rubber Co.	65,400	1,294
	Keurig Dr Pepper Inc.	50,267	1,264
*	Under Armour Inc. Class A	51,550	1,162
*	Under Armour Inc. Class C	53,537	1,075
	Adient plc	26,300	511
*	Garrett Motion Inc.	21,300	357
			408,929
Consumer Services (9.7%)
	Home Depot Inc.	323,226	59,842
	Walt Disney Co.	418,023	47,170
*	Netflix Inc.	116,781	41,819
	McDonald’s Corp.	217,792	40,039
	Lowe’s Cos. Inc.	228,912	24,056
	Starbucks Corp.	338,654	23,794
*	Booking Holdings Inc.	13,310	22,588
	CVS Health Corp.	360,046	20,821
	TJX Cos. Inc.	347,052	17,800
	Twenty-First Century Fox Inc. Class A	292,500	14,751
	Ross Stores Inc.	102,360	9,707
	Sysco Corp.	133,412	9,012
	Delta Air Lines Inc.	178,959	8,873
	Dollar General Corp.	74,553	8,832
*	O’Reilly Automotive Inc.	22,095	8,218
	Southwest Airlines Co.	146,300	8,199
	McKesson Corp.	54,704	6,956
	Twenty-First Century Fox Inc.	136,917	6,868
*	AutoZone Inc.	7,115	6,681
*	Dollar Tree Inc.	65,726	6,331
*	United Continental Holdings Inc.	68,500	6,015
*	MercadoLibre Inc.	11,500	5,276
*	Ulta Beauty Inc.	15,839	4,950
	Omnicom Group Inc.	62,333	4,719
	Best Buy Co. Inc.	65,923	4,538
	American Airlines Group Inc.	116,700	4,158
	Expedia Group Inc.	33,690	4,154
*	Chipotle Mexican Grill Inc. Class A	6,834	4,152
	Yum China Holdings Inc.	97,832	4,082
	Darden Restaurants Inc.	34,683	3,888
	AmerisourceBergen Corp. Class A	44,148	3,678
*	Copart Inc.	56,700	3,327
	Tractor Supply Co.	34,138	3,255
	Tiffany & Co.	34,027	3,234
	Advance Auto Parts Inc.	19,525	3,159
	Kohl’s Corp.	46,766	3,158
*	CarMax Inc.	48,864	3,034
	Domino’s Pizza Inc.	11,600	2,911
	Viacom Inc. Class B	99,077	2,895
	Nielsen Holdings plc	99,944	2,619
*	Discovery Communications Inc.	94,698	2,581
*	Henry Schein Inc.	42,454	2,518
	Interpublic Group of Cos. Inc.	107,613	2,478
	Vail Resorts Inc.	11,200	2,334
	Macy’s Inc.	85,601	2,122
	Alaska Air Group Inc.	33,654	2,076
	Aramark	68,317	2,070
	Foot Locker Inc.	31,968	1,903
	L Brands Inc.	63,939	1,671
	Rollins Inc.	40,700	1,614
	Nordstrom Inc.	32,933	1,557
	Gap Inc.	60,393	1,534
	Wyndham Hotels & Resorts Inc.	27,300	1,435
	H&R Block Inc.	57,506	1,389
*,^	Discovery Communications Inc. Class A	44,966	1,300
*	AutoNation Inc.	15,257	538
			498,676
Financials (22.1%)
	JPMorgan Chase & Co.	927,878	96,833
	Bank of America Corp.	2,564,941	74,588
	Visa Inc. Class A	493,868	73,152
	Wells Fargo & Co.	1,189,615	59,350
	Mastercard Inc. Class A	257,592	57,899
	Citigroup Inc.	684,957	43,824
	US Bancorp	424,081	21,921
	American Tower Corp.	122,905	21,650
	American Express Co.	185,002	19,932
	Goldman Sachs Group Inc.	97,733	19,224
	CME Group Inc.	99,115	18,030
	Chubb Ltd.	128,537	17,211
	PNC Financial Services Group Inc.	130,098	16,395
	Simon Property Group Inc.	86,396	15,651

5

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	Charles Schwab Corp.	336,726	15,493
	Morgan Stanley	364,136	15,286
	BlackRock Inc.	34,017	15,077
	S&P Global Inc.	70,393	14,105
	Crown Castle International Corp.	116,044	13,780
	Bank of New York Mellon Corp.	256,362	13,454
	Marsh & McLennan Cos. Inc.	142,101	13,218
	Prologis Inc.	175,480	12,294
	Intercontinental Exchange Inc.	157,432	12,146
	Progressive Corp.	162,470	11,844
	Aon plc	67,363	11,555
	Capital One Financial Corp.	133,662	11,171
	Prudential Financial Inc.	115,685	11,088
	BB&T Corp.	215,802	10,999
	American International Group Inc.	249,348	10,772
	MetLife Inc.	236,820	10,702
	Aflac Inc.	214,032	10,518
	Travelers Cos. Inc.	74,155	9,856
	Equinix Inc.	22,474	9,518
	Allstate Corp.	96,898	9,145
	Public Storage	41,627	8,804
	SunTrust Banks Inc.	125,769	8,159
*	Moody’s Corp.	46,680	8,081
	Welltower Inc.	104,237	7,746
	State Street Corp.	105,163	7,558
	AvalonBay Communities Inc.	38,691	7,530
	Equity Residential	100,515	7,407
	M&T Bank Corp.	39,239	6,791
	Synchrony Financial	207,653	6,772
	Discover Financial Services	93,977	6,730
	T. Rowe Price Group Inc.	66,148	6,643
	Digital Realty Trust Inc.	57,596	6,515
	Ventas Inc.	99,698	6,256
	Boston Properties Inc.	43,267	5,741
	Realty Income Corp.	82,762	5,724
*	IHS Markit Ltd.	106,929	5,685
*	SBA Communications Corp. Class A	31,400	5,670
	Northern Trust Corp.	57,110	5,323
	Weyerhaeuser Co.	209,665	5,219
	Ameriprise Financial Inc.	39,046	5,140
	KeyCorp	288,673	5,098
	Fifth Third Bancorp	183,582	5,063
	Hartford Financial Services Group Inc.	100,025	4,937
	Citizens Financial Group Inc.	130,941	4,837
	First Republic Bank	45,737	4,801
	Regions Financial Corp.	289,683	4,751
	MSCI Inc. Class A	24,400	4,507
	TD Ameritrade Holding Corp.	78,860	4,442
*	CBRE Group Inc. Class A	89,074	4,432
	Huntington Bancshares Inc.	295,437	4,257
	Principal Financial Group Inc.	78,345	4,124
	Arthur J Gallagher & Co.	50,589	4,061
	HCP Inc.	131,650	4,051
	Alexandria Real Estate Equities Inc.	29,800	4,050
	Host Hotels & Resorts Inc.	205,300	4,026
	Comerica Inc.	45,104	3,929
	Annaly Capital Management Inc.	387,433	3,925
*	Markel Corp.	3,807	3,826
	Cincinnati Financial Corp.	43,051	3,738
	Lincoln National Corp.	59,783	3,738
	Loews Corp.	77,955	3,712
	Equifax Inc.	33,418	3,660
*	SVB Financial Group	14,800	3,658
*	Arch Capital Group Ltd.	108,372	3,541
	E*TRADE Financial Corp.	71,198	3,488
	UDR Inc.	74,433	3,306
	Mid-America Apartment Communities Inc.	31,776	3,291
	Vornado Realty Trust	48,158	3,242
	Ally Financial Inc.	118,248	3,203
	Raymond James Financial Inc.	36,766	3,036
	Nasdaq Inc.	32,356	2,963
	Duke Realty Corp.	100,002	2,957
	Iron Mountain Inc.	79,424	2,813
	Regency Centers Corp.	42,502	2,773
	Franklin Resources Inc.	84,200	2,746
	Zions Bancorp NA	53,246	2,721
	Alleghany Corp.	4,068	2,616
	Fidelity National Financial Inc.	74,013	2,597
	AGNC Investment Corp.	144,990	2,559
	Everest Re Group Ltd.	11,301	2,555
	Torchmark Corp.	28,905	2,386
	Western Union Co.	125,027	2,234
	WR Berkley Corp.	26,654	2,230
	Voya Financial Inc.	43,553	2,202
	Invesco Ltd.	113,541	2,197
	Unum Group	57,898	2,163
	VEREIT Inc.	270,956	2,160
	SL Green Realty Corp.	23,018	2,088
	Kimco Realty Corp.	113,744	2,001
	Liberty Property Trust	41,206	1,950
	Brown & Brown Inc.	65,000	1,925

6

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	Invitation Homes Inc.	83,600	1,923
	People’s United Financial Inc.	103,525	1,839
	SEI Investments Co.	34,181	1,803
	Park Hotels & Resorts Inc.	56,400	1,762
	Commerce Bancshares Inc.	27,936	1,758
	New York Community Bancorp Inc.	132,879	1,662
	Macerich Co.	37,919	1,653
	Old Republic International Corp.	79,000	1,648
	RenaissanceRe Holdings Ltd.	11,135	1,637
	Affiliated Managers Group Inc.	14,700	1,611
	CIT Group Inc.	29,600	1,509
	Assurant Inc.	14,487	1,492
*,^	Zillow Group Inc.	33,900	1,417
	Janus Henderson Group plc	55,700	1,365
	Axis Capital Holdings Ltd.	22,962	1,310
*	Brighthouse Financial Inc.	33,719	1,306
	Hospitality Properties Trust	45,298	1,226
	AXA Equitable Holdings Inc.	55,700	1,065
	Brookfield Property REIT Inc. Class A	35,182	690
	Santander Consumer USA Holdings Inc.	32,598	670
*	Zillow Group Inc. Class A	15,800	655
	CNA Financial Corp.	7,900	341
			1,133,083
Health Care (17.0%)
	Johnson & Johnson	752,811	102,864
*	Pfizer Inc.	1,626,836	70,523
	UnitedHealth Group Inc.	267,993	64,913
	Merck & Co. Inc.	729,765	59,323
	Abbott Laboratories	479,644	37,230
	Medtronic plc	379,461	34,341
	Amgen Inc.	178,772	33,981
	AbbVie Inc.	424,929	33,671
^	Eli Lilly & Co.	263,671	33,299
	Bristol-Myers Squibb Co.	458,609	23,692
	Gilead Sciences Inc.	362,891	23,595
	Anthem Inc.	72,925	21,931
*	Biogen Inc.	56,395	18,498
	Becton Dickinson and Co.	74,243	18,471
*	Cigna Corp.	104,496	18,228
	Stryker Corp.	95,760	18,052
*	Intuitive Surgical Inc.	31,479	17,238
*	Celgene Corp.	196,687	16,349
*	Boston Scientific Corp.	386,225	15,495
*	Vertex Pharmaceuticals Inc.	71,460	13,488
	Allergan plc	94,943	13,075
*	Illumina Inc.	41,115	12,860
	Zoetis Inc.	135,816	12,798
	Humana Inc.	38,546	10,987
	HCA Healthcare Inc.	76,466	10,632
	Baxter International Inc.	140,246	10,481
*	Edwards Lifesciences Corp.	58,863	9,965
*	Regeneron Pharmaceuticals Inc.	22,315	9,612
*	Alexion Pharmaceuticals Inc.	59,998	8,120
	Zimmer Biomet Holdings Inc.	57,022	7,078
*	Centene Corp.	113,722	6,925
*	IQVIA Holdings Inc.	45,567	6,384
*	Align Technology Inc.	22,248	5,762
*	IDEXX Laboratories Inc.	24,041	5,073
*	BioMarin Pharmaceutical Inc.	49,414	4,608
	Cardinal Health Inc.	83,363	4,530
*	Incyte Corp.	49,056	4,230
*	Laboratory Corp. of America Holdings	28,207	4,181
	ResMed Inc.	39,324	4,028
*	ABIOMED Inc.	12,000	4,014
	Cooper Cos. Inc.	13,519	3,866
*	Mylan NV	143,635	3,791
	Teleflex Inc.	12,800	3,710
*	Hologic Inc.	76,027	3,585
*	WellCare Health Plans Inc.	14,000	3,550
*	Varian Medical Systems Inc.	25,613	3,441
	Quest Diagnostics Inc.	38,097	3,297
	Universal Health Services Inc. Class B	23,370	3,244
	Dentsply Sirona Inc.	61,249	2,558
*	Jazz Pharmaceuticals plc	16,454	2,304
*	Alnylam Pharmaceuticals Inc.	25,088	2,132
*	DaVita Inc.	36,223	2,061
	Perrigo Co. plc	35,708	1,739
*	Alkermes plc	43,000	1,431
			871,233
Industrials (9.4%)
	Union Pacific Corp.	207,359	34,774
*	PayPal Holdings Inc.	333,067	32,664
	Accenture plc Class A	180,313	29,099
	United Parcel Service Inc. Class B	193,599	21,335
	Automatic Data Processing Inc.	123,496	18,899

7

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	CSX Corp.	225,176	16,364
	Deere & Co.	90,746	14,886
	Norfolk Southern Corp.	76,293	13,679
	Illinois Tool Works Inc.	93,034	13,404
	FedEx Corp.	68,421	12,384
	Waste Management Inc.	119,514	12,101
	Sherwin-Williams Co.	23,384	10,130
	Fidelity National Information Services Inc.	91,400	9,885
	Eaton Corp. plc	122,474	9,770
*	Fiserv Inc.	111,736	9,463
	Johnson Controls International plc	258,869	9,130
*	Worldpay Inc. Class A	83,783	8,026
	Amphenol Corp. Class A	82,600	7,762
	Agilent Technologies Inc.	89,325	7,096
	Fortive Corp.	82,276	6,711
*	Square Inc.	82,000	6,662
	PACCAR Inc.	96,179	6,521
	Cummins Inc.	41,684	6,423
	Willis Towers Watson plc	36,296	6,244
	Rockwell Automation Inc.	33,718	6,021
	Global Payments Inc.	44,504	5,802
*	FleetCor Technologies Inc.	24,600	5,739
*	Verisk Analytics Inc. Class A	44,865	5,672
	Stanley Black & Decker Inc.	42,405	5,616
	Ball Corp.	93,489	5,121
*	Waters Corp.	21,059	5,101
	Fastenal Co.	80,393	5,060
*	Shopify Inc. Class A	26,400	4,994
	Republic Services Inc. Class A	60,832	4,771
	Total System Services Inc.	50,472	4,765
*	Mettler-Toledo International Inc.	6,887	4,689
*	CoStar Group Inc.	10,000	4,575
*	Keysight Technologies Inc.	52,466	4,429
	Vulcan Materials Co.	36,806	4,102
	WW Grainger Inc.	12,747	3,885
	Xylem Inc.	50,253	3,797
	Dover Corp.	40,518	3,668
	Expeditors International of Washington Inc.	48,287	3,619
	CH Robinson Worldwide Inc.	38,197	3,452
	TransUnion	51,500	3,325
	Martin Marietta Materials Inc.	17,590	3,303
	Broadridge Financial Solutions Inc.	32,438	3,284
	Masco Corp.	85,300	3,204
	Kansas City Southern	28,701	3,118
*	United Rentals Inc.	22,709	3,056
	Old Dominion Freight Line Inc.	18,500	2,789
*	Trimble Inc.	69,700	2,789
	JB Hunt Transport Services Inc.	24,351	2,622
	Snap-on Inc.	15,719	2,515
	Packaging Corp. of America	26,120	2,497
	Allegion plc	26,559	2,389
*	Sensata Technologies Holding plc	45,377	2,302
	Alliance Data Systems Corp.	13,279	2,297
	Robert Half International Inc.	33,107	2,258
	Arconic Inc.	120,989	2,237
*	Arrow Electronics Inc.	24,288	1,936
	Sealed Air Corp.	43,837	1,912
	Xerox Corp.	58,517	1,808
*	XPO Logistics Inc.	35,000	1,762
	Wabtec Corp.	24,000	1,758
*	Flex Ltd.	147,700	1,557
	ManpowerGroup Inc.	17,311	1,458
	Acuity Brands Inc.	11,138	1,449
	MDU Resources Group Inc.	54,215	1,432
	Avnet Inc.	30,984	1,347
	Jabil Inc.	44,355	1,260
	nVent Electric plc	45,200	1,242
*	Stericycle Inc.	23,252	1,037
*	Resideo Technologies Inc.	34,600	889
			483,123
Oil & Gas (3.3%)
	ConocoPhillips	323,028	21,917
	EOG Resources Inc.	162,029	15,231
	Occidental Petroleum Corp.	211,779	14,009
	Marathon Petroleum Corp.	187,898	11,652
	Phillips 66	116,700	11,245
	Kinder Morgan Inc.	532,015	10,193
	Valero Energy Corp.	118,815	9,691
	Williams Cos. Inc.	340,386	9,085
	ONEOK Inc.	114,781	7,376
	Pioneer Natural Resources Co.	47,402	6,681
	Anadarko Petroleum Corp.	141,357	6,149
	Concho Resources Inc.	54,509	5,996
	Diamondback Energy Inc.	44,000	4,529
	Hess Corp.	73,200	4,235
	Devon Energy Corp.	130,884	3,862
	Marathon Oil Corp.	232,541	3,860
	Baker Hughes a GE Co. Class A	143,739	3,792

8

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	Apache Corp.	107,006	3,550
	Cabot Oil & Gas Corp.	121,735	2,997
	Targa Resources Corp.	63,221	2,544
	HollyFrontier Corp.	44,460	2,276
	Cimarex Energy Co.	27,764	1,997
	Helmerich & Payne Inc.	29,679	1,609
	Murphy Oil Corp.	45,799	1,324
	EQT Corp.	71,188	1,290
*	Continental Resources Inc.	24,400	1,088
	Equitrans Midstream Corp.	59,470	1,049
^	Core Laboratories NV	12,224	792
	Range Resources Corp.	59,506	637
*	Antero Resources Corp.	67,800	587
			171,243
Other (0.0%)[1]
*,§	Herbalife Ltd. CVR	2,328	23

Technology (27.4%)
	Microsoft Corp.	2,125,098	238,075
	Apple Inc.	1,331,695	230,583
*	Facebook Inc. Class A	666,767	107,650
*	Alphabet Inc. Class C	85,296	95,525
*	Alphabet Inc. Class A	83,851	94,462
	Intel Corp.	1,281,097	67,847
	Cisco Systems Inc.	1,271,485	65,825
	Oracle Corp.	714,271	37,235
*	Adobe Inc.	137,810	36,175
*	salesforce.com Inc.	201,651	33,000
	Broadcom Inc.	115,474	31,797
	Texas Instruments Inc.	269,475	28,505
	NVIDIA Corp.	163,239	25,181
	QUALCOMM Inc.	339,849	18,145
	Intuit Inc.	68,388	16,901
*	Micron Technology Inc.	317,390	12,975
*	ServiceNow Inc.	49,793	11,922
	Cognizant Technology Solutions Corp. Class A	163,637	11,615
	Analog Devices Inc.	103,500	11,070
	Applied Materials Inc.	275,212	10,552
*	Autodesk Inc.	61,474	10,021
*	Red Hat Inc.	49,613	9,059
	Xilinx Inc.	71,325	8,937
	NXP Semiconductors NV	96,448	8,808
	HP Inc.	443,987	8,760
*	Workday Inc. Class A	40,656	8,047
	Corning Inc.	220,605	7,679
	Lam Research Corp.	43,521	7,664
	Hewlett Packard Enterprise Co.	412,261	6,753
	Motorola Solutions Inc.	45,386	6,496
*	Palo Alto Networks Inc.	25,468	6,272
*	Twitter Inc.	200,399	6,168
*	Advanced Micro Devices Inc.	262,111	6,167
^	Microchip Technology Inc.	64,400	5,594
*	Splunk Inc.	41,034	5,576
	KLA-Tencor Corp.	46,000	5,313
*	VeriSign Inc.	29,439	5,241
	DXC Technology Co.	78,655	5,180
*	Cerner Corp.	88,772	4,967
	NetApp Inc.	73,365	4,783
*	Arista Networks Inc.	16,142	4,605
*	Cadence Design Systems Inc.	78,100	4,471
	Maxim Integrated Products Inc.	77,896	4,240
*	Synopsys Inc.	41,415	4,211
	Skyworks Solutions Inc.	50,147	4,095
	Western Digital Corp.	81,223	4,086
*	Check Point Software Technologies Ltd.	33,258	4,067
	Symantec Corp.	178,183	4,007
	Citrix Systems Inc.	37,838	3,992
	CDW Corp.	41,008	3,850
	Seagate Technology plc	79,871	3,719
	SS&C Technologies Holdings Inc.	57,800	3,559
*	Gartner Inc.	24,800	3,529
*	GoDaddy Inc. Class A	47,200	3,523
	VMware Inc. Class A	19,924	3,423
	Marvell Technology Group Ltd.	155,100	3,094
*	Akamai Technologies Inc.	44,303	3,086
*	PTC Inc.	32,700	3,035
*	F5 Networks Inc.	17,144	2,883
	Juniper Networks Inc.	95,725	2,592
*	Yandex NV Class A	73,620	2,533
*	Qorvo Inc.	34,900	2,448
*	Dell Technologies Inc.	41,853	2,336
	Amdocs Ltd.	40,025	2,224
	CDK Global Inc.	36,250	2,103
*	Nuance Communications Inc.	80,000	1,342
*	Covetrus Inc.	17,121	613
			1,410,191
Telecommunications (0.1%)
*	T-Mobile US Inc.	86,114	6,218
*	Sprint Corp.	182,441	1,159
			7,377
Utilities (1.1%)
	Consolidated Edison Inc.	87,325	7,200
	WEC Energy Group Inc.	88,520	6,752
	PPL Corp.	202,137	6,503
	Eversource Energy	88,584	6,184
	American Water Works Co. Inc.	50,547	5,137

9

FTSE Social Index Fund

			Market
			Value•
		Shares	($000)
	CMS Energy Corp.	78,855	4,290
	CenterPoint Energy Inc.	140,166	4,225
	Evergy Inc.	73,700	4,121
	AES Corp.	185,200	3,191
	Alliant Energy Corp.	66,000	3,027
	NiSource Inc.	101,592	2,741
	Avangrid Inc.	15,859	767
			54,137
Total Common Stocks (Cost $3,906,334)			5,137,490
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
2,3	Vanguard Market Liquidity Fund, 2.563%	89,539	8,955

	Face
	Amount
	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill, 2.365%, 3/21/19	400	399
Total Temporary Cash Investments (Cost $9,354)		9,354
Total Investments (100.2%) (Cost $3,915,688)		5,146,844

Amount
($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard	252
Receivables for Accrued Income	8,377
Receivables for Capital Shares Issued	6,941
Total Other Assets	15,570
Liabilities
Payables for Investment Securities Purchased	(9,332)
Collateral for Securities on Loan	(8,948)
Payables for Capital Shares Redeemed	(1,834)
Payables to Vanguard	(1,174)
Other Liabilities	(2,402)
Total Liabilities	(23,690)
Net Assets (100.0%)	5,138,724

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,938,293
Total Distributable Earnings (Loss)	1,200,431
Net Assets	5,138,724

Investor Shares—Net Assets
Applicable to 150,652,086 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,791,142
Net Asset Value Per Share—Investor Shares	$18.53

Admiral Shares—Net Assets
Applicable to 11,247,744 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	289,670
Net Asset Value Per Share—Admiral Shares	$25.75

Institutional Shares—Net Assets
Applicable to 110,991,155 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,057,912
Net Asset Value Per Share—Institutional Shares	$18.54

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,728,000.

§ Security value determined using significant unobservable inputs.

1 “Other” represents securities that are not classified by the fund’s benchmark index.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $8,948,000 of collateral received for securities on loan.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

10

FTSE Social Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	41,670
Interest[1]	47
Securities Lending—Net	47
Total Income	41,764
Expenses
The Vanguard Group—Note B
Investment Advisory Services	742
Management and Administrative—Investor Shares	1,799
Management and Administrative—Admiral Shares	14
Management and Administrative—Institutional Shares	752
Marketing and Distribution—Investor Shares	215
Marketing and Distribution—Admiral Shares	—
Marketing and Distribution—Institutional Shares	37
Custodian Fees	54
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	10
Trustees’ Fees and Expenses	1
Total Expenses	3,636
Net Investment Income	38,128
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	221,816
Futures Contracts	(157)
Realized Net Gain (Loss)	221,659
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(374,585)
Futures Contracts	(81)
Change in Unrealized Appreciation (Depreciation)	(374,666)
Net Increase (Decrease) in Net Assets Resulting from Operations	(114,879)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $42,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $225,035,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

11

FTSE Social Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,128	69,426
Realized Net Gain (Loss)	221,659	(2,106)
Change in Unrealized Appreciation (Depreciation)	(374,666)	739,335
Net Increase (Decrease) in Net Assets Resulting from Operations	(114,879)	806,655
Distributions
Net Investment Income
Investor Shares	(26,310)	(35,275)
Admiral Shares	—	—
Institutional Shares	(19,932)	(27,400)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(46,242)	(62,675)
Capital Share Transactions
Investor Shares	75,382	444,974
Admiral Shares	285,718	—
Institutional Shares	(227,183)	581,627
Net Increase (Decrease) from Capital Share Transactions	133,917	1,026,601
Total Increase (Decrease)	(27,204)	1,770,581
Net Assets
Beginning of Period	5,165,928	3,395,347
End of Period	5,138,724	5,165,928

See accompanying Notes, which are an integral part of the Financial Statements.

12

FTSE Social Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Six Months Ended February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.27	$16.14	$13.95	$12.99	$12.74	$10.28
Investment Operations
Net Investment Income	.145 [1]	.290 [1]	.256 [1]	.241	.183	.167
Net Realized and Unrealized Gain (Loss) on Investments	(.712)	3.108	2.175	1.025	.231	2.442
Total from Investment Operations	(.567)	3.398	2.431	1.266	.414	2.609
Distributions
Dividends from Net Investment Income	(.173)	(.268)	(.241)	(.306)	(.164)	(.149)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.173)	(.268)	(.241)	(.306)	(.164)	(.149)
Net Asset Value, End of Period	$18.53	$19.27	$16.14	$13.95	$12.99	$12.74

Total Return[2]	-2.89%	21.27%	17.61%	9.95%	3.25%	25.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,791	$2,817	$1,952	$1,435	$1,131	$800
Ratio of Total Expenses to Average Net Assets	0.18%	0.18%	0.20%	0.22%	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.65%	1.71%	1.87%	1.63%	1.51%
Portfolio Turnover Rate[3]	12%	8%	11%	16%	20%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

13

FTSE Social Index Fund

Financial Highlights

Admiral Shares

February 7, 2019[1] to
For a Share Outstanding Throughout the Period	February 28, 2019
Net Asset Value, Beginning of Period	$25.00
Investment Operations
Net Investment Income[2]	.001
Net Realized and Unrealized Gain (Loss) on Investments	.749
Total from Investment Operations	.750
Distributions
Dividends from Net Investment Income	—
Distributions from Realized Capital Gains	—
Total Distributions	—
Net Asset Value, End of Period	$25.75

Total Return[3]	3.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$290
Ratio of Total Expenses to Average Net Assets	0.14%
Ratio of Net Investment Income to Average Net Assets	1.68%
Portfolio Turnover Rate[4]	12%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Inception.

2 Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the period shown. Fund prospectuses provide information about any applicable account service fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

14

FTSE Social Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.28	$16.15	$13.96	$13.00	$12.75	$10.29
Investment Operations
Net Investment Income	.147 [1]	.305 [1]	.271 [1]	.254	.193	.180
Net Realized and Unrealized Gain (Loss) on Investments	(.710)	3.105	2.175	1.029	.233	2.440
Total from Investment Operations	(.563)	3.410	2.446	1.283	.426	2.620
Distributions
Dividends from Net Investment Income	(.177)	(.280)	(.256)	(.323)	(.176)	(.160)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.177)	(.280)	(.256)	(.323)	(.176)	(.160)
Net Asset Value, End of Period	$18.54	$19.28	$16.15	$13.96	$13.00	$12.75

Total Return	-2.87%	21.34%	17.72%	10.09%	3.34%	25.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,058	$2,349	$1,443	$876	$706	$429
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%	0.15%	0.16%
Ratio of Net Investment Income to Average Net Assets	1.70%	1.71%	1.79%	1.97%	1.73%	1.62%
Portfolio Turnover Rate[2]	12%	8%	11%	16%	20%	14%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

15

FTSE Social Index Fund

Notes to Financial Statements

Vanguard FTSE Social Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. Admiral Shares were issued on February 7, 2019.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

16

FTSE Social Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

17

FTSE Social Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $252,000, representing 0.00% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

18

FTSE Social Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	5,137,467	—	23
Temporary Cash Investments	8,955	399	—
Total	5,146,422	399	23

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	3,915,688
Gross Unrealized Appreciation	1,386,365
Gross Unrealized Depreciation	(155,209)
Net Unrealized Appreciation (Depreciation)	1,231,156

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $394,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $38,363,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $968,824,000 of investment securities and sold $832,832,000 of investment securities, other than temporary cash investments. Purchases and sales include $0 and $416,579,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $73,067,000 and $129,723,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

19

FTSE Social Index Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	594,248	33,146	875,104	49,256
Issued in Lieu of Cash Distributions	23,147	1,321	31,033	1,813
Redeemed	(542,013)	(29,972)	(461,163)	(25,902)
Net Increase (Decrease)—Investor Shares	75,382	4,495	444,974	25,167
Admiral Shares[1]
Issued	287,595	11,321	—	—
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,877)	(73)	—	—
Net Increase (Decrease)—Admiral Shares	285,718	11,248	—	—
Institutional Shares
Issued	343,445	19,168	778,428	43,355
Issued in Lieu of Cash Distributions	19,644	1,108	26,908	1,569
Redeemed	(590,272)	(31,119)	(223,709)	(12,466)
Net Increase (Decrease)—Institutional Shares	(227,183)	(10,843)	581,627	32,458

1 Inception was February 7, 2019, for Admiral Shares.

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

20

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All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

London Stock Exchange Group companies include FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc. (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence. All information is provided for information purposes only. No responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of its licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE4Good US Select Index or the fitness or suitability of the FTSE4Good US Select Index for any particular purpose to which it might be put.

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© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q2132 042019

Semiannual Report | February 28, 2019 Vanguard U.S. Sector Index Funds

Vanguard Communication Services Index Fund

Vanguard Consumer Discretionary Index Fund

Vanguard Consumer Staples Index Fund

Vanguard Energy Index Fund

Vanguard Financials Index Fund

Vanguard Health Care Index Fund

Vanguard Industrials Index Fund

Vanguard Information Technology Index Fund

Vanguard Materials Index Fund

Vanguard Utilities Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Communication Services Index Fund	3
Consumer Discretionary Index Fund	13
Consumer Staples Index Fund	23
Energy Index Fund	33
Financials Index Fund	43
Health Care Index Fund	54
Industrials Index Fund	65
Information Technology Index Fund	77
Materials Index Fund	89
Utilities Index Fund	98

INDEXED TO

MSCI®

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended February 28, 2019
Index Fund	Share Class	Beginning Account Value 8/31/2018	Ending Account Value 2/28/2019	Expenses Paid During Period[1]
Based on Actual Fund Return
Communication Services	ETF	$1,000.00	$952.88	$0.48
	Admiral	1,000.00	952.94	0.48
Consumer Discretionary	ETF	$1,000.00	$936.33	$0.48
	Admiral	1,000.00	936.27	0.48
Consumer Staples	ETF	$1,000.00	$1,020.60	$0.50
	Admiral	1,000.00	1,020.66	0.50
Energy	ETF	$1,000.00	$865.10	$0.46
	Admiral	1,000.00	865.17	0.46
Financials	ETF	$1,000.00	$946.18	$0.48
	Admiral	1,000.00	946.09	0.48
Health Care	ETF	$1,000.00	$983.19	$0.49
	Admiral	1,000.00	983.25	0.49
Industrials	ETF	$1,000.00	$983.68	$0.49
	Admiral	1,000.00	983.54	0.49
Information Technology	ETF	$1,000.00	$959.44	$0.49
	Admiral	1,000.00	959.37	0.49
Materials	ETF	$1,000.00	$926.88	$0.48
	Admiral	1,000.00	926.65	0.48
Utilities	ETF	$1,000.00	$1,080.89	$0.52
	Admiral	1,000.00	1,080.93	0.52
Based on Hypothetical 5% Yearly Return
Communication Services	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50
Consumer Discretionary	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50
Consumer Staples	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50
Energy	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50
Financials	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50
Health Care	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50
Industrials	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50
Information Technology	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50
Materials	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50
Utilities	ETF	$1,000.00	$1,024.30	$0.50
	Admiral	1,000.00	1,024.30	0.50

1   The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.10% for the Communication Services Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Consumer Discretionary Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Consumer Staples Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Energy Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Financials Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Health Care Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Industrials Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Information Technology Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Materials Index Fund ETF Shares and 0.10% for the Admiral Shares; 0.10% for the Utilities Index Fund ETF Shares and 0.10% for the Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Communication Services Index Fund

Sector Diversification

As of February 28, 2019

Advertising	1.6%
Alternative Carriers	3.2
Broadcasting	3.8
Cable & Satellite	11.7
Integrated Telecommunication Services	13.3
Interactive Home Entertainment	3.7
Interactive Media & Services	41.3
Movies & Entertainment	15.8
Publishing	2.0
Wireless Telecommunication Services	3.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Communication Services Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (100.1%)[1]
Diversified Telecommunication Services (16.5%)
	Alternative Carriers (3.2%)
	CenturyLink Inc.	1,140,319	15,041
*	Zayo Group Holdings Inc.	484,055	12,005
*	Vonage Holdings Corp.	548,539	5,639
	Cogent Communications Holdings Inc.	106,437	5,185
*	Iridium Communications Inc.	228,149	4,857
*,^	Globalstar Inc.	7,377,906	3,701
*	ORBCOMM Inc.	181,603	1,280
*	pdvWireless Inc.	21,420	841

	Integrated Telecommunication Services (13.3%)
	Verizon Communications Inc.	2,281,393	129,857
	AT&T Inc.	2,290,756	71,288
	Consolidated Communications Holdings Inc.	172,304	1,711
	ATN International Inc.	27,034	1,517
*	Cincinnati Bell Inc.	103,646	1,005
*,^	Frontier Communications Corp.	257,576	786
^	Windstream Holdings Inc.	898,642	360
	IDT Corp. Class B	44,857	271
			255,344
Entertainment (19.5%)
	Interactive Home Entertainment (3.7%)
	Activision Blizzard Inc.	494,805	20,851
*	Electronic Arts Inc.	206,270	19,757
*	Take-Two Interactive Software Inc.	96,532	8,423
*	Zynga Inc. Class A	1,038,212	5,420
*	Glu Mobile Inc.	275,611	2,475

	Movies & Entertainment (15.8%)
*	Netflix Inc.	195,674	70,071
	Walt Disney Co.	619,930	69,953
	Twenty-First Century Fox Inc. Class A	687,889	34,690
	Twenty-First Century Fox Inc.	316,528	15,877
	Viacom Inc. Class B	302,332	8,834
*	Live Nation Entertainment Inc.	134,650	7,616
*	Liberty Media Corp-Liberty Formula One	205,261	6,388
*	Madison Square Garden Co. Class A	19,369	5,581
	Cinemark Holdings Inc.	136,827	5,149
	World Wrestling Entertainment Inc. Class A	53,395	4,469
	Lions Gate Entertainment Corp. Class B	238,112	3,498
*	IMAX Corp.	135,461	3,103
*	Liberty Media Corp-Liberty Braves Class C	86,013	2,394
	Lions Gate Entertainment Corp. Class A	128,388	1,983
	Marcus Corp.	45,664	1,936
*	Liberty Media Corp-Liberty Formula One Class A	61,715	1,897
	AMC Entertainment Holdings Inc. Class A	118,227	1,659
*	Liberty Media Corp-Liberty Braves Class A	22,182	616
			302,640
Interactive Media & Services (41.3%)
*	Facebook Inc. Class A	1,373,428	221,740
*	Alphabet Inc. Class C	160,934	180,233
*	Alphabet Inc. Class A	151,650	170,841
*	Twitter Inc.	495,954	15,266
*	IAC/InterActiveCorp	58,649	12,495
*,^	Zillow Group Inc.	145,646	6,088
*,^	Snap Inc.	610,830	5,986
*	TripAdvisor Inc.	109,868	5,842
^	Match Group Inc.	78,402	4,342
*	Zillow Group Inc. Class A	103,874	4,304
*	Yelp Inc. Class A	112,931	4,208
*	Cars.com Inc.	142,404	3,352
*	Liberty TripAdvisor Holdings Inc. Class A	173,462	2,618
*	Care.com Inc.	61,185	1,541
*	TrueCar Inc.	187,599	1,358
*	Meet Group Inc.	177,884	1,067
			641,281
Media (19.2%)
	Advertising (1.7%)
	Omnicom Group Inc.	169,700	12,846
	Interpublic Group of Cos. Inc.	343,059	7,901
*	comScore Inc.	106,256	2,317
	National CineMedia Inc.	189,913	1,470
	Emerald Expositions Events Inc.	44,037	554
*	Cardlytics Inc.	25,766	454

	Broadcasting (3.8%)
	CBS Corp. Class B	254,218	12,764
*	Discovery Communications Inc.	278,920	7,601
	Nexstar Media Group Inc. Class A	56,808	5,552
*,^	Discovery Communications Inc. Class A	183,373	5,299
	Tribune Media Co. Class A	106,394	4,919
	TEGNA Inc.	342,556	4,511
*	AMC Networks Inc. Class A	67,651	4,445
	Sinclair Broadcast Group Inc. Class A	121,928	4,402
*	Gray Television Inc.	195,899	4,292
	EW Scripps Co. Class A	115,725	2,448
	Entercom Communications Corp. Class A	299,742	1,846
	Entravision Communications Corp. Class A	155,385	614
*	Hemisphere Media Group Inc. Class A	40,135	558

	Cable & Satellite (11.7%)
	Comcast Corp. Class A	1,847,969	71,461
*	Charter Communications Inc. Class A	103,915	35,841
*	Liberty Global plc	413,205	10,491
*	Liberty Broadband Corp.	93,530	8,371
*	DISH Network Corp. Class A	222,517	7,234
*	Liberty Media Corp-Liberty SiriusXM Class C	167,640	6,908
*	GCI Liberty Inc. Class A	105,663	5,657
*	Liberty Global plc Class A	212,383	5,596
	Cable One Inc.	5,375	5,101
*	Liberty Media Corp-Liberty SiriusXM Class A	116,747	4,775
	Sirius XM Holdings Inc.	787,552	4,670
*	Liberty Latin America Ltd.	213,961	4,149
*	Liberty Broadband Corp. Class A	45,195	4,037
*	MSG Networks Inc.	147,244	3,555
*	Liberty Latin America Ltd. Class A	104,887	2,058
*	Loral Space & Communications Inc.	30,922	1,265
*	WideOpenWest Inc.	59,690	491

	Publishing (2.0%)
	News Corp. Class A	436,767	5,687
	New York Times Co. Class A	160,613	5,276
	Meredith Corp.	71,065	4,070
	John Wiley & Sons Inc. Class A	78,320	4,064
	News Corp. Class B	280,327	3,731
	Scholastic Corp.	72,362	3,062
	Gannett Co. Inc.	253,184	2,972
	New Media Investment Group Inc.	130,517	1,738
*	Tribune Publishing Co.	38,547	465
			297,518
Wireless Telecommunication Services (3.6%)
*	T-Mobile US Inc.	356,110	25,715
*	Sprint Corp.	1,963,168	12,466
	Telephone & Data Systems Inc.	241,688	7,746
	Shenandoah Telecommunications Co.	113,489	5,043

Communication Services Index Fund

			Market
			Value•
		Shares	($000)
*	Boingo Wireless Inc.	102,753	2,299
*	United States Cellular Corp.	32,009	1,494
	Spok Holdings Inc.	47,478	656
*,^	Gogo Inc.	136,770	628
			56,047
	Total Common Stocks (Cost $1,599,773)		1,552,830
	Temporary Cash Investment (1.7%)[1]
	Money Market Fund (1.7%)
2,3	Vanguard Market Liquidity Fund, 2.563% (Cost $26,342)	263,422	26,345
	Total Investments (101.8%) (Cost $1,626,115)		1,579,175
	Other Assets and Liabilities (-1.8%)
	Other Assets		97,308
	Liabilities[3]		(124,808)
			(27,500)
	Net Assets (100%)		1,551,675

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	1,552,830
Affiliated Issuers	26,345
Total Investments in Securities	1,579,175
Investment in Vanguard	72
Receivables for Investment Securities Sold	97,094
Receivables for Accrued Income	107
Receivables for Capital Shares Issued	34
Other Assets	1
Total Assets	1,676,483
Liabilities
Payables for Investment Securities Purchased	101,576
Collateral for Securities on Loan	22,118
Payables for Capital Shares Redeemed	640
Payables to Vanguard	415
Unrealized Depreciation—OTC Swap Contracts	59
Total Liabilities	124,808
Net Assets	1,551,675

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,908,688
Total Distributable Earnings (Loss)	(357,013)
Net Assets	1,551,675

ETF Shares – Net Assets
Applicable to 18,289,812 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,504,025
Net Asset Value Per Share – ETF Shares	$82.23

Admiral Shares – Net Assets
Applicable to 1,137,084 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	47,650
Net Asset Value Per Share – Admiral Shares	$41.91

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,095,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.3% and 1.5%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $22,118,000 of collateral received for securities on loan. OTC—Over-the-Counter.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating		Value and	Value and
			Notional	Interest Rate		Unrealized	Unrealized
	Termination		Amount	Received		Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(Paid	)[1]	($000)	($000)
Sirius XM Holdings Inc.	2/4/20	GSI	3,920	(2.485%	)	—	(59)

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	8,026
Interest[1]	17
Securities Lending—Net	142
Total Income	8,185
Expenses
The Vanguard Group—Note B
Investment Advisory Services	165
Management and Administrative— ETF Shares	359
Management and Administrative— Admiral Shares	13
Marketing and Distribution— ETF Shares	39
Marketing and Distribution— Admiral Shares	2
Custodian Fees	21
Shareholders’ Reports—ETF Shares	59
Shareholders’ Reports—Admiral Shares	—
Total Expenses	658
Net Investment Income	7,527
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	23,299
Futures Contracts	(85)
Swap Contracts	(232)
Realized Net Gain (Loss)	22,982
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(56,527)
Swap Contracts	(59)
Change in Unrealized Appreciation (Depreciation)	(56,586)
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,077)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $17,000, ($1,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes $35,127,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,527	39,579
Realized Net Gain (Loss)	22,982	(198,104)
Change in Unrealized Appreciation (Depreciation)	(56,586)	102,207
Net Increase (Decrease) in Net Assets Resulting from Operations	(26,077)	(56,318)
Distributions
Net Investment Income
ETF Shares	(7,762)	(43,280)
Admiral Shares	(277)	(1,863)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(8,039)	(45,143)
Capital Share Transactions
ETF Shares	522,172	(275,041)
Admiral Shares	2,516	(659)
Net Increase (Decrease) from Capital Share Transactions	524,688	(275,700)
Total Increase (Decrease)	490,572	(377,161)
Net Assets
Beginning of Period	1,061,103	1,438,264
End of Period	1,551,675	1,061,103

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$86.83	$93.54	$95.16	$83.80	$88.44	$78.54
Investment Operations
Net Investment Income	.457 [1]	3.067 [1]	3.108 [1]	2.622	2.789	2.394
Net Realized and Unrealized Gain (Loss) on Investments	(4.551)	(6.297)	(1.587)	12.811	(5.178)	10.749
Total from Investment Operations	(4.094)	(3.230)	1.521	15.433	(2.389)	13.143
Distributions
Dividends from Net Investment Income	(.506)	(3.480)	(3.141)	(4.073)	(2.251)	(3.243)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.506)	(3.480)	(3.141)	(4.073)	(2.251)	(3.243)
Net Asset Value, End of Period	$82.23	$86.83	$93.54	$95.16	$83.80	$88.44

Total Return	-4.71%	-3.50%	1.62%	19.14%	-2.72%	17.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,504	$1,015	$1,388	$1,483	$795	$743
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.14%	3.48%	3.26%	3.10%	3.20%	3.29%
Portfolio Turnover Rate[2]	42%	84%	18%	20%	18%	19%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$44.25	$47.67	$48.50	$42.71	$45.07	$40.02
Investment Operations
Net Investment Income	.234 [1]	1.554 [1]	1.601 [1]	1.337	1.419	1.217
Net Realized and Unrealized Gain (Loss) on Investments	(2.317)	(3.199)	(.829)	6.529	(2.637)	5.486
Total from Investment Operations	(2.083)	(1.645)	.772	7.866	(1.218)	6.703
Distributions
Dividends from Net Investment Income	(.257)	(1.775)	(1.602)	(2.076)	(1.142)	(1.653)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.257)	(1.775)	(1.602)	(2.076)	(1.142)	(1.653)
Net Asset Value, End of Period	$41.91	$44.25	$47.67	$48.50	$42.71	$45.07

Total Return[2]	-4.71%	-3.48%	1.61%	19.14%	-2.66%	17.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48	$46	$50	$65	$24	$26
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.14%	3.48%	3.26%	3.10%	3.20%	3.29%
Portfolio Turnover Rate[3]	42%	84%	18%	20%	18%	19%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Communication Services Index Fund

Notes to Financial Statements

Vanguard Communication Services Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

Communication Services Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 28, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

Communication Services Index Fund

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $72,000, representing 0.00% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,552,830	—	—
Temporary Cash Investments	26,345	—	—
Swap Contracts—Liabilities	—	(59)	—
Total	1,579,175	(59)	—

D. As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,626,115
Gross Unrealized Appreciation	46,875
Gross Unrealized Depreciation	(93,815)
Net Unrealized Appreciation (Depreciation)	(46,940)

Communication Services Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $11,458,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $288,569,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E. During the six months ended February 28, 2019, the fund purchased $1,297,782,000 of investment securities and sold $725,831,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,001,126,000 and $443,339,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	967,449	12,300	499,222	5,625
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(445,277)	(5,700)	(774,263)	(8,775)
Net Increase (Decrease)—ETF Shares	522,172	6,600	(275,041)	(3,150)
Admiral Shares
Issued	12,307	334	29,914	666
Issued in Lieu of Cash Distributions	234	6	1,591	35
Redeemed	(10,025)	(245)	(32,164)	(711)
Net Increase (Decrease)—Admiral Shares	2,516	95	(659)	(10)

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Consumer Discretionary Index Fund

Sector Diversification

As of February 28, 2019

Apparel Retail	5.1%
Apparel, Accessories & Luxury Goods	3.6
Auto Parts & Equipment	2.9
Automobile Manufacturers	4.4
Automotive Retail	3.2
Casinos & Gaming	2.4
Computer & Electronics Retail	0.7
Consumer Electronics	0.4
Department Stores	0.9
Distributors	1.1
Education Services	1.0
Footwear	4.3
General Merchandise Stores	3.3
Home Furnishings	0.7
Home Improvement Retail	10.3
Homebuilding	2.4
Homefurnishing Retail	0.6
Hotels, Resorts & Cruise Lines	5.1
Household Appliances	0.6
Housewares & Specialties	0.3
Internet & Direct Marketing Retail	29.5
Leisure Facilities	0.7
Leisure Products	1.1
Motorcycle Manufacturers	0.2
Restaurants	11.9
Specialized Consumer Services	0.9
Specialty Stores	2.2
Tires & Rubber	0.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Discretionary Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Auto Components (3.1%)
	Aptiv plc	275,592	22,904
	Lear Corp.	67,559	10,274
	BorgWarner Inc.	218,717	8,882
	Autoliv Inc.	91,251	7,465
	Gentex Corp.	278,215	5,659
	Goodyear Tire & Rubber Co.	248,189	4,909
	Dana Inc.	155,554	3,072
*,^	Veoneer Inc.	89,158	2,725
*	Visteon Corp.	31,340	2,685
*	Fox Factory Holding Corp.	40,834	2,588
*	Dorman Products Inc.	30,475	2,465
	LCI Industries	27,623	2,251
	Delphi Technologies plc	98,012	2,138
*	American Axle & Manufacturing Holdings Inc.	122,243	1,968
	Tenneco Inc. Class A	56,411	1,952
	Adient plc	96,238	1,871
	Cooper Tire & Rubber Co.	54,985	1,757
*	Gentherm Inc.	38,668	1,585
*	Garrett Motion Inc.	83,213	1,393
*	Cooper-Standard Holdings Inc.	19,993	1,202
	Standard Motor Products Inc.	22,956	1,132
*	Stoneridge Inc.	31,807	940
*	Modine Manufacturing Co.	59,811	899
	Tower International Inc.	24,778	636
*	Motorcar Parts of America Inc.	23,923	495
	Superior Industries International Inc.	38,108	236
			94,083
Automobiles (4.6%)
	General Motors Co.	1,318,132	52,040
*,^	Tesla Inc.	132,833	42,491
	Ford Motor Co.	3,863,490	33,883
	Harley-Davidson Inc.	172,501	6,403
	Thor Industries Inc.	56,159	3,626
	Winnebago Industries Inc.	34,334	1,120
			139,563
Distributors (1.1%)
	Genuine Parts Co.	153,093	16,653
*	LKQ Corp.	332,792	9,218
	Pool Corp.	42,404	6,765
	Core-Mark Holding Co. Inc.	50,634	1,596
			34,232
Diversified Consumer Services (1.9%)
	Service Corp. International	188,843	7,807
*	Bright Horizons Family Solutions Inc.	57,866	7,175
*	ServiceMaster Global Holdings Inc.	142,536	6,437
*	Grand Canyon Education Inc.	50,708	5,866
	H&R Block Inc.	217,113	5,243
*	Chegg Inc.	104,441	4,139
	Graham Holdings Co. Class B	4,682	3,201
*	Adtalem Global Education Inc.	63,367	3,054
	Strategic Education Inc.	23,192	3,033
*	frontdoor Inc.	78,079	2,499
*	Sotheby’s	40,774	1,789
*	Career Education Corp.	80,608	1,340
*	K12 Inc.	38,636	1,238
*	Houghton Mifflin Harcourt Co.	120,761	955
*	Weight Watchers International Inc.	43,717	885
*	Regis Corp.	40,190	727
*	American Public Education Inc.	20,311	656
	Carriage Services Inc. Class A	23,653	497
*	Bridgepoint Education Inc. Class A	38,054	392
			56,933
Hotels, Restaurants & Leisure (20.2%)
	McDonald’s Corp.	804,233	147,850
	Starbucks Corp.	1,295,798	91,043
	Marriott International Inc. Class A	303,342	38,000
	Yum! Brands Inc.	326,939	30,896
	Carnival Corp.	441,391	25,495
	Las Vegas Sands Corp.	410,044	25,189
	Hilton Worldwide Holdings Inc.	294,826	24,500
	Royal Caribbean Cruises Ltd.	174,101	20,627
*	Chipotle Mexican Grill Inc. Class A	26,144	15,883
	Darden Restaurants Inc.	129,478	14,516
	MGM Resorts International	525,958	14,069
	Wynn Resorts Ltd.	102,210	12,934
*	Norwegian Cruise Line Holdings Ltd.	229,871	12,765
	Domino’s Pizza Inc.	41,574	10,433
	Vail Resorts Inc.	42,109	8,775
	Aramark	257,811	7,812
	Dunkin’ Brands Group Inc.	87,613	6,260
	Wyndham Hotels & Resorts Inc.	105,356	5,538
*	Planet Fitness Inc. Class A	92,954	5,464
*	Caesars Entertainment Corp.	604,587	5,211
	Wyndham Destinations Inc.	103,785	4,673
	Texas Roadhouse Inc. Class A	71,717	4,540
	Six Flags Entertainment Corp.	75,910	4,229
	Marriott Vacations Worldwide Corp.	42,879	4,174
	Extended Stay America Inc.	201,471	3,675
	Churchill Downs Inc.	39,129	3,670
	Wendy’s Co.	202,395	3,507
	Hyatt Hotels Corp. Class A	45,927	3,342
*	Cracker Barrel Old Country Store Inc.	20,516	3,323
*	Hilton Grand Vacations Inc.	103,921	3,304
	Choice Hotels International Inc.	39,124	3,124
*	Penn National Gaming Inc.	120,055	2,983
	Boyd Gaming Corp.	90,871	2,704
*	Eldorado Resorts Inc.	54,178	2,612
	Jack in the Box Inc.	28,070	2,261
*	Belmond Ltd. Class A	89,939	2,235
	Cheesecake Factory Inc.	46,731	2,210
	Dave & Buster’s Entertainment Inc.	42,699	2,192
	Red Rock Resorts Inc. Class A	76,616	2,154
	Wingstop Inc.	32,061	2,136
	Brinker International Inc.	42,418	1,941
	Dine Brands Global Inc.	18,651	1,850
*	Scientific Games Corp.	61,182	1,778
	Bloomin’ Brands Inc.	85,720	1,773
*	Shake Shack Inc. Class A	29,445	1,624
*	SeaWorld Entertainment Inc.	58,571	1,598
*	Denny’s Corp.	70,459	1,230
	International Speedway Corp. Class A	27,830	1,204
	Papa John’s International Inc.	26,503	1,158
	BJ’s Restaurants Inc.	23,748	1,136
	Ruth’s Hospitality Group Inc.	34,209	870
*	PlayAGS Inc.	29,797	709
*	Monarch Casino & Resort Inc.	15,547	682
*	Playa Hotels & Resorts NV	73,785	562
*	Chuy’s Holdings Inc.	22,379	501
*	Red Robin Gourmet Burgers Inc.	16,432	500
*	Carrols Restaurant Group Inc.	45,078	482
*	Fiesta Restaurant Group Inc.	30,969	467
*	El Pollo Loco Holdings Inc.	30,524	462
*	Lindblad Expeditions Holdings Inc.	33,839	460
*	Del Taco Restaurants Inc.	43,321	448
*	Del Frisco’s Restaurant Group Inc.	47,606	403
*	Habit Restaurants Inc. Class A	29,134	328
*	Potbelly Corp.	34,923	294
*	Biglari Holdings Inc.	341	238
*	Biglari Holdings Inc. Class B	1,035	139
			609,145

Consumer Discretionary Index Fund

			Market
			Value•
		Shares	($000)
Household Durables (4.3%)
	Lennar Corp. Class A	304,553	14,612
	DR Horton Inc.	373,879	14,540
	Garmin Ltd.	118,803	9,976
	Whirlpool Corp.	67,267	9,519
*	NVR Inc.	3,606	9,448
*	Mohawk Industries Inc.	66,421	9,041
	Newell Brands Inc.	492,686	7,996
	PulteGroup Inc.	281,928	7,612
	Leggett & Platt Inc.	137,219	6,233
	Toll Brothers Inc.	148,515	5,287
*,^	iRobot Corp.	29,573	3,698
*	Helen of Troy Ltd.	28,055	3,145
*	Tempur Sealy International Inc.	50,181	2,921
*	TopBuild Corp.	38,581	2,296
*	Taylor Morrison Home Corp. Class A	129,087	2,165
	KB Home	87,146	1,988
*	TRI Pointe Group Inc.	155,647	1,961
*	Meritage Homes Corp.	41,752	1,831
	La-Z-Boy Inc.	52,346	1,801
	Tupperware Brands Corp.	53,754	1,619
	MDC Holdings Inc.	54,754	1,579
*	Cavco Industries Inc.	9,579	1,326
*,^	LGI Homes Inc.	21,759	1,286
*	Installed Building Products Inc.	24,957	1,089
*	M/I Homes Inc.	32,624	850
*,^	GoPro Inc. Class A	136,019	793
	Skyline Champion Corp.	39,818	791
*	Century Communities Inc.	28,393	648
	Ethan Allen Interiors Inc.	31,061	624
*	Universal Electronics Inc.	17,299	578
*	William Lyon Homes Class A	40,656	575
*	Beazer Homes USA Inc.	40,435	490
	Hooker Furniture Corp.	15,537	488
*	Green Brick Partners Inc.	38,401	342
	Flexsteel Industries Inc.	11,939	297
	Hamilton Beach Brands Holding Co. Class A	11,350	275
*	Hovnanian Enterprises Inc. Class A	205,648	139
			129,859
Internet & Direct Marketing Retail (29.5%)
*	Amazon.com Inc.	420,766	689,985
*	Booking Holdings Inc.	48,387	82,115
	eBay Inc.	956,967	35,551
*	MercadoLibre Inc.	43,773	20,083
	Expedia Group Inc.	128,279	15,818
*	Wayfair Inc.	59,787	9,906
*	Etsy Inc.	113,615	8,097
*	Qurate Retail Group Inc. QVC Group Class A	442,790	7,975
*	GrubHub Inc.	95,127	7,761
*	Liberty Expedia Holdings Inc. Class A	59,147	2,620
*	Stamps.com Inc.	18,578	1,746
*	Groupon Inc. Class A	507,511	1,660
*	Shutterfly Inc.	35,154	1,575
	Nutrisystem Inc.	32,819	1,420
	Shutterstock Inc.	22,174	1,027
*	Quotient Technology Inc.	93,158	934
*	Duluth Holdings Inc.	23,244	590
	PetMed Express Inc.	25,432	586
*	1-800-Flowers.com Inc. Class A	31,864	569
*,^	Overstock.com Inc.	28,337	561
*,^	Lands’ End Inc.	17,210	314
			890,893
Leisure Products (1.1%)
	Hasbro Inc.	125,954	10,694
	Polaris Industries Inc.	62,149	5,297
*,^	Mattel Inc.	363,049	5,235
	Brunswick Corp.	91,445	4,823
	Callaway Golf Co.	103,768	1,786
	Sturm Ruger & Co. Inc.	20,048	1,142
	Acushnet Holdings Corp.	39,013	972
*	American Outdoor Brands Corp.	63,961	803
*	Vista Outdoor Inc.	67,812	604
*	MasterCraft Boat Holdings Inc.	23,123	570
*	Nautilus Inc.	38,816	253
			32,179
Multiline Retail (4.2%)
	Target Corp.	518,614	37,672
	Dollar General Corp.	276,082	32,705
*	Dollar Tree Inc.	247,684	23,859
	Kohl’s Corp.	174,656	11,795
	Macy’s Inc.	320,669	7,949
	Nordstrom Inc.	123,108	5,821
*	Ollie’s Bargain Outlet Holdings Inc.	55,917	4,933
	Big Lots Inc.	44,371	1,399
	Dillard’s Inc. Class A	15,081	1,184
*,^	JC Penney Co. Inc.	383,684	583
			127,900
Other (0.0%)[1]
*,§	Media General Inc. CVR	69,182	3

Specialty Retail (22.0%)
	Home Depot Inc.	1,178,992	218,279
	Lowe’s Cos. Inc.	841,284	88,411
	TJX Cos. Inc.	1,288,450	66,085
	Ross Stores Inc.	390,604	37,041
*	O’Reilly Automotive Inc.	83,755	31,154
*	AutoZone Inc.	26,415	24,803
*	Ulta Beauty Inc.	59,163	18,488
	Best Buy Co. Inc.	259,412	17,858
	Advance Auto Parts Inc.	76,628	12,397
	Tractor Supply Co.	127,306	12,139
*	Burlington Stores Inc.	70,638	11,990
*	CarMax Inc.	183,755	11,411
	Tiffany & Co.	115,027	10,932
	Foot Locker Inc.	121,516	7,233
*	Five Below Inc.	58,513	7,042
	L Brands Inc.	246,784	6,451
	Gap Inc.	242,653	6,163
	Williams-Sonoma Inc.	85,481	4,972
	Aaron’s Inc.	73,304	3,980
	American Eagle Outfitters Inc.	179,724	3,666
*,^	RH	21,128	3,245
	Dick’s Sporting Goods Inc.	79,556	3,107
	Monro Inc.	35,446	2,705
*	Floor & Decor Holdings Inc. Class A	70,191	2,610
*	Murphy USA Inc.	32,997	2,566
*	Urban Outfitters Inc.	81,965	2,529
	Bed Bath & Beyond Inc.	149,750	2,505
*	National Vision Holdings Inc.	71,135	2,390
*	Sally Beauty Holdings Inc.	130,054	2,350
	DSW Inc. Class A	75,543	2,237
	Lithia Motors Inc. Class A	24,563	2,217
*	AutoNation Inc.	58,865	2,076
	Office Depot Inc.	541,981	1,881
	Penske Automotive Group Inc.	41,952	1,864
	Children’s Place Inc.	17,896	1,710
	Signet Jewelers Ltd.	57,911	1,628
*	Sleep Number Corp.	36,918	1,611
	Abercrombie & Fitch Co.	73,352	1,610
*	Michaels Cos. Inc.	113,229	1,601
*	Asbury Automotive Group Inc.	21,802	1,565
	Guess? Inc.	68,149	1,526
	Caleres Inc.	48,562	1,510
	GameStop Corp. Class A	113,214	1,325
	Group 1 Automotive Inc.	20,574	1,279
*	At Home Group Inc.	50,054	1,225
*	Genesco Inc.	23,267	1,123
*	Rent-A-Center Inc.	46,882	872
	Chico’s FAS Inc.	143,865	840
	Tailored Brands Inc.	55,871	724
*	Party City Holdco Inc.	68,823	716
	Buckle Inc.	35,320	678
*	MarineMax Inc.	32,698	642
*	America’s Car-Mart Inc.	7,826	639
*	Conn’s Inc.	25,102	592
*	Zumiez Inc.	23,793	588
	Haverty Furniture Cos. Inc.	23,555	574
	Winmark Corp.	3,213	553
	Shoe Carnival Inc.	14,464	552
^	Camping World Holdings Inc. Class A	40,096	517
*	Express Inc.	91,988	478
	Cato Corp. Class A	30,339	478
*	Hibbett Sports Inc.	25,338	470
	Barnes & Noble Inc.	71,826	452
	Sonic Automotive Inc. Class A	29,948	450
*	Lumber Liquidators Holdings Inc.	37,707	445
*	Ascena Retail Group Inc.	173,695	386
*	GNC Holdings Inc. Class A	122,164	364
*	Barnes & Noble Education Inc.	52,435	361
	Tile Shop Holdings Inc.	53,022	338
*	Vitamin Shoppe Inc.	32,451	239
			665,438
Textiles, Apparel & Luxury Goods (8.0%)
	NIKE Inc. Class B	1,327,985	113,848
	VF Corp.	350,444	30,615
*	Lululemon Athletica Inc.	103,687	15,597
	Tapestry Inc.	301,018	10,518
	PVH Corp.	80,680	9,265
	Ralph Lauren Corp. Class A	57,712	7,224
*	Capri Holdings Ltd.	156,677	7,144
	Hanesbrands Inc.	379,431	7,054
*	Skechers U.S.A. Inc. Class A	142,637	4,797
	Carter’s Inc.	48,926	4,767
*	Under Armour Inc. Class A	196,968	4,442
*	Deckers Outdoor Corp.	28,020	4,146
*	Under Armour Inc. Class C	202,562	4,067
	Wolverine World Wide Inc.	101,634	3,634
	Columbia Sportswear Co.	33,374	3,436
	Steven Madden Ltd.	89,761	2,961
*	Crocs Inc.	73,246	1,881
*	G-III Apparel Group Ltd.	45,865	1,633
	Oxford Industries Inc.	18,886	1,493

Consumer Discretionary Index Fund

			Market
			Value•
		Shares	($000)
*	Fossil Group Inc.	50,701	793
	Movado Group Inc.	18,938	663
*	Unifi Inc.	19,748	437
	Culp Inc.	16,466	305
*	Vera Bradley Inc.	31,729	303
			241,023
	Total Common Stocks (Cost $2,657,398)		3,021,251
	Temporary Cash Investment (0.7%)
	Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund, 2.563% (Cost $22,386)	223,858	22,388
	Total Investments (100.7%) (Cost $2,679,784)		3,043,639

			Amount
			($000)
	Other Assets and Liabilities (-0.7%)
	Other Assets
	Investment in Vanguard		149
	Receivables for Investment Securities Sold		14,034
	Receivables for Accrued Income		3,520
	Receivables for Capital Shares Issued		174
	Other Assets		422
	Total Other Assets		18,299
	Liabilities
	Payables for Investment Securities Purchased		(15,800)
	Collateral for Securities on Loan		(22,385)
	Payables for Capital Shares Redeemed		(235)
	Payables to Vanguard		(653)
	Total Liabilities		(39,073)
	Net Assets (100%)		3,022,865

	At February 28, 2019, net assets consisted of:

			Amount
			($000)
	Paid-in Capital		2,731,524
	Total Distributable Earnings (Loss)		291,341
	Net Assets		3,022,865

	ETF Shares—Net Assets
	Applicable to 16,145,448 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		2,715,940
	Net Asset Value Per Share—ETF Shares		$168.22

	Admiral Shares—Net Assets
	Applicable to 3,525,011 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		306,925
	Net Asset Value Per Share— Admiral Shares		$87.07

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers.

The total value of securities on loan is $21,716,000.

§     Security value determined using significant unobservable inputs.

1     “Other” represents securities that are not classified by the fund’s benchmark index.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3     Includes $22,385,000 of collateral received for securities on loan.

CVR—Contingent Value Rights.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	18,113
Interest[1]	18
Securities Lending—Net	198
Total Income	18,329
Expenses
The Vanguard Group—Note B
Investment Advisory Services	393
Management and Administrative—ETF Shares	871
Management and Administrative—Admiral Shares	96
Marketing and Distribution—ETF Shares	59
Marketing and Distribution—Admiral Shares	10
Custodian Fees	19
Shareholders’ Reports—ETF Shares	68
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,520
Net Investment Income	16,809
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	128,131
Futures Contracts	(450)
Realized Net Gain (Loss)	127,681
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(403,546)
Net Increase (Decrease) in Net Assets Resulting from Operations	(259,056)

1       Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, ($2,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2       Includes $176,337,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	16,809	36,568
Realized Net Gain (Loss)	127,681	177,750
Change in Unrealized Appreciation (Depreciation)	(403,546)	506,647
Net Increase (Decrease) in Net Assets Resulting from Operations	(259,056)	720,965
Distributions
Net Investment Income
ETF Shares	(19,474)	(31,797)
Admiral Shares	(2,046)	(3,079)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(21,520)	(34,876)
Capital Share Transactions
ETF Shares	(226,331)	376,174
Admiral Shares	3,211	62,722
Net Increase (Decrease) from Capital Share Transactions	(223,120)	438,896
Total Increase (Decrease)	(503,696)	1,124,985
Net Assets
Beginning of Period	3,526,561	2,401,576
End of Period	3,022,865	3,526,561

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$180.85	$141.74	$126.45	$120.80	$111.79	$93.38
Investment Operations
Net Investment Income	.908 [1]	2.066 [1]	2.068 [1]	1.875	1.542	1.251
Net Realized and Unrealized Gain (Loss) on Investments	(12.425)	39.031	15.248	6.259	8.900	18.072
Total from Investment Operations	(11.517)	41.097	17.316	8.134	10.442	19.323
Distributions
Dividends from Net Investment Income	(1.113)	(1.987)	(2.026)	(2.484)	(1.432)	(.913)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.113)	(1.987)	(2.026)	(2.484)	(1.432)	(.913)
Net Asset Value, End of Period	$168.22	$180.85	$141.74	$126.45	$120.80	$111.79

Total Return	-6.37%	29.22%	13.81%	6.84%	9.41%	20.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,716	$3,199	$2,198	$1,926	$1,842	$1,298
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.28%	1.53%	1.54%	1.31%	1.26%
Portfolio Turnover Rate[2]	9%	28%	6%	7%	6%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$93.61	$73.36	$65.45	$62.53	$57.87	$48.34
Investment Operations
Net Investment Income	.466 [1]	1.073 [1]	1.071 [1]	.971	.805	.648
Net Realized and Unrealized Gain (Loss) on Investments	(6.429)	20.205	7.890	3.239	4.595	9.361
Total from Investment Operations	(5.963)	21.278	8.961	4.210	5.400	10.009
Distributions
Dividends from Net Investment Income	(.577)	(1.028)	(1.051)	(1.290)	(.740)	(.479)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.577)	(1.028)	(1.051)	(1.290)	(.740)	(.479)
Net Asset Value, End of Period	$87.07	$93.61	$73.36	$65.45	$62.53	$57.87

Total Return[2]	-6.37%	29.24%	13.81%	6.83%	9.43%	20.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$307	$328	$204	$169	$139	$83
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.10%	1.28%	1.53%	1.54%	1.32%	1.26%
Portfolio Turnover Rate[3]	9%	28%	6%	7%	6%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Discretionary Index Fund

Notes to Financial Statements

Vanguard Consumer Discretionary Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties.

Consumer Discretionary Index Fund

The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $149,000, representing 0.00% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Consumer Discretionary Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,021,248	—	3
Temporary Cash Investments	22,388	—	—
Total	3,043,636	—	3

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,679,784
Gross Unrealized Appreciation	581,292
Gross Unrealized Depreciation	(217,437)
Net Unrealized Appreciation (Depreciation)	363,855

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $1,493,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $25,564,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $390,342,000 of investment securities and sold $621,464,000 of investment securities, other than temporary cash investments. Purchases and sales include $220,063,000 and $487,922,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	263,409	1,559	754,991	4,555
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(489,740)	(3,100)	(378,817)	(2,375)
Net Increase (Decrease)—ETF Shares	(226,331)	(1,541)	376,174	2,180
Admiral Shares
Issued	57,656	672	131,064	1,547
Issued in Lieu of Cash Distributions	1,807	21	2,715	33
Redeemed	(56,252)	(672)	(71,057)	(854)
Net Increase (Decrease)—Admiral Shares	3,211	21	62,722	726

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Consumer Staples Index Fund

Sector Diversification

As of February 28, 2019

Agricultural Products	2.7%
Brewers	0.9
Distillers & Vintners	2.5
Drug Retail	3.5
Food Distributors	3.0
Food Retail	2.3
Household Products	21.4
Hypermarkets & Super Centers	12.1
Packaged Foods & Meats	16.2
Personal Products	3.9
Soft Drinks	19.6
Tobacco	11.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Consumer Staples Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Beverages (23.0%)
	Coca-Cola Co.	11,012,386	499,302
	PepsiCo Inc.	3,814,634	441,124
	Constellation Brands Inc. Class A	500,579	84,678
*	Monster Beverage Corp.	1,197,596	76,443
	Brown-Forman Corp. Class B	870,684	43,090
	Molson Coors Brewing Co. Class B	554,311	34,179
*	Boston Beer Co. Inc. Class A	37,629	11,761
	Coca-Cola Consolidated Inc.	27,466	6,808
	MGP Ingredients Inc.	30,987	2,536
	National Beverage Corp.	29,595	2,030
			1,201,951
Food & Staples Retailing (20.9%)
	Walmart Inc.	3,889,253	384,997
	Costco Wholesale Corp.	1,086,671	237,698
	Walgreens Boots Alliance Inc.	2,526,803	179,883
	Sysco Corp.	1,555,734	105,090
	Kroger Co.	2,681,956	78,662
*	US Foods Holding Corp.	621,730	21,910
	Casey’s General Stores Inc.	131,302	17,692
*	Sprouts Farmers Market Inc.	513,445	11,973
*	Performance Food Group Co.	296,842	11,437
*	Chefs’ Warehouse Inc.	203,698	6,520
	BJ’s Wholesale Club Holdings Inc.	223,539	5,660
	Andersons Inc.	150,800	5,574
	PriceSmart Inc.	81,146	5,247
	Weis Markets Inc.	94,571	4,758
	SpartanNash Co.	217,769	4,133
*	United Natural Foods Inc.	198,121	2,974
	Village Super Market Inc. Class A	93,533	2,867
	Ingles Markets Inc. Class A	79,144	2,463
*,^	Rite Aid Corp.	3,175,010	2,349
*	Smart & Final Stores Inc.	227,560	1,411
			1,093,298
Food Products (18.8%)
	Mondelez International Inc. Class A	4,465,089	210,574
	General Mills Inc.	1,726,683	81,379
	Archer-Daniels-Midland Co.	1,738,246	73,875
	Kraft Heinz Co.	1,761,843	58,476
	Tyson Foods Inc. Class A	899,188	55,444
	Hershey Co.	446,930	49,466
	McCormick & Co. Inc.	355,118	48,289
	Kellogg Co.	781,543	43,970
	Hormel Foods Corp.	886,237	38,427
	Conagra Brands Inc.	1,548,095	36,179
	JM Smucker Co.	339,813	35,990
	Lamb Weston Holdings Inc.	420,595	29,151
	Bunge Ltd.	441,572	23,439
*	Post Holdings Inc.	208,515	21,243
	Ingredion Inc.	226,144	20,907
*	Darling Ingredients Inc.	706,807	15,536
*	Campbell Soup Co.	397,510	14,318
	Flowers Foods Inc.	636,775	13,035
*	Freshpet Inc.	288,540	11,894
	Lancaster Colony Corp.	75,784	11,881
*	TreeHouse Foods Inc.	191,122	11,578
	Sanderson Farms Inc.	91,348	10,523
	J&J Snack Foods Corp.	63,754	9,900
	Calavo Growers Inc.	87,456	7,445
*	Hain Celestial Group Inc.	345,624	6,798
	B&G Foods Inc.	264,822	6,520
*	Pilgrim’s Pride Corp.	306,000	6,019
	Cal-Maine Foods Inc.	131,161	5,784
	Tootsie Roll Industries Inc.	143,260	5,328
	Fresh Del Monte Produce Inc.	152,686	4,226
*	Simply Good Foods Co.	183,338	3,751
*	Landec Corp.	272,524	3,499
*	Hostess Brands Inc. Class A	248,980	3,023
*	Farmer Brothers Co.	109,620	2,614
*	Seneca Foods Corp. Class A	77,035	2,274
	Dean Foods Co.	398,306	1,597
	John B Sanfilippo & Son Inc.	19,636	1,364
			985,716
Household Products (21.4%)
	Procter & Gamble Co.	6,897,313	679,730
	Colgate-Palmolive Co.	2,437,768	160,576
	Kimberly-Clark Corp.	1,043,228	121,880
	Clorox Co.	381,309	60,258
	Church & Dwight Co. Inc.	793,423	52,207
	WD-40 Co.	65,946	11,803
	Energizer Holdings Inc.	247,731	11,366
	Spectrum Brands Holdings Inc.	161,954	8,773
*	Central Garden & Pet Co. Class A	268,382	7,475
*	Central Garden & Pet Co.	126,446	3,955
			1,118,023
Other (0.0%)[2]
*,§	Herbalife Ltd. CVR	28,862	280

Personal Products (3.9%)
	Estee Lauder Cos. Inc. Class A	663,442	104,121
*	Herbalife Nutrition Ltd.	415,879	23,331
^	Coty Inc. Class A	1,481,604	16,298
	Nu Skin Enterprises Inc. Class A	226,725	13,628
	Medifast Inc.	105,507	13,445
	Inter Parfums Inc.	139,581	10,297
*	Edgewell Personal Care Co.	205,387	9,111
*	USANA Health Sciences Inc.	70,741	6,968
*	Avon Products Inc.	1,935,427	5,980
*,^	elf Beauty Inc.	61,529	489
			203,668
Tobacco (11.9%)
	Philip Morris International Inc.	4,120,475	358,234
	Altria Group Inc.	4,825,751	252,918
	Universal Corp.	104,882	6,224
	Vector Group Ltd.	415,226	4,866
			622,242
Total Common Stocks (Cost $5,016,176)			5,225,178
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
3,4	Vanguard Market Liquidity Fund, 2.563%	46,613	4,662

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill, 2.492%, 5/23/19	2,500	2,486
Total Temporary Cash Investments (Cost $7,148)			7,148
Total Investments (100.0%) (Cost $5,023,324)			5,232,326

Consumer Staples Index Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	256
Receivables for Investment Securities Sold	36,268
Receivables for Accrued Income	8,161
Receivables for Capital Shares Issued	472
Unrealized Appreciation—OTC Swap Contracts	212
Other Assets5	450
Total Other Assets	45,819
Liabilities
Payables for Investment Securities Purchased	(39,233)
Collateral for Securities on Loan	(2,993)
Payables for Capital Shares Redeemed	(2,913)
Payables to Vanguard	(1,219)
Total Liabilities	(46,358)
Net Assets (100%)	5,231,787

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,072,441
Total Distributable Earnings (Loss)	159,346
Net Assets	5,231,787

ETF Shares—Net Assets
Applicable to 32,749,684 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,622,583
Net Asset Value Per Share—ETF Shares	$141.15

Admiral Shares—Net Assets
Applicable to 8,753,336 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	609,204
Net Asset Value Per Share—Admiral Shares	$69.60

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,430,000.

§ Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2   “Other” represents securities that are not classified by the fund’s benchmark index.

3   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4   Includes $2,993,000 of collateral received for securities on loan.

5   Cash of $450,000 has been segregated as collateral for open over-the-counter swap contracts.

CVR—Contingent Value Rights.

OTC —Over-the-Counter.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating		Value and	Value and
			Notional	Interest Rate		Unrealized	Unrealized
	Termination		Amount	Received		Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(Paid)	[1]	($000)	($000)
Campbell Soup Co.	2/4/20	GSI	6,088	(2.485)		212	—

1   Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	69,479
Interest1	39
Securities Lending—Net	33
Total Income	69,551
Expenses
The Vanguard Group—Note B
Investment Advisory Services	641
Management and Administrative—ETF Shares	1,254
Management and Administrative—Admiral Shares	176
Marketing and Distribution—ETF Shares	107
Marketing and Distribution—Admiral Shares	21
Custodian Fees	82
Shareholders’ Reports—ETF Shares	105
Shareholders’ Reports—Admiral Shares	6
Trustees’ Fees and Expenses	1
Total Expenses	2,393
Net Investment Income	67,158
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	70,516
Futures Contracts	(131)
Swap Contracts	232
Realized Net Gain (Loss)	70,617
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(49,315)
Futures Contracts	(101)
Swap Contracts	212
Change in Unrealized Appreciation (Depreciation)	(49,204)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,571

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $73,891,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,158	115,562
Realized Net Gain (Loss)	70,617	165,928
Change in Unrealized Appreciation (Depreciation)	(49,204)	(172,271)
Net Increase (Decrease) in Net Assets Resulting from Operations	88,571	109,219
Distributions
Net Investment Income
ETF Shares	(57,342)	(99,387)
Admiral Shares	(7,906)	(16,715)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(65,248)	(116,102)
Capital Share Transactions
ETF Shares	619,868	207,348
Admiral Shares	18,636	(152,708)
Net Increase (Decrease) from Capital Share Transactions	638,504	54,640
Total Increase (Decrease)	661,827	47,757
Net Assets
Beginning of Period	4,569,960	4,522,203
End of Period	5,231,787	4,569,960

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$140.13	$140.15	$139.97	$123.72	$117.12	$101.97
Investment Operations
Net Investment Income	1.937 [1]	3.603 [1]	3.651 [1]	3.189	2.903	2.602
Net Realized and Unrealized Gain (Loss) on Investments	.948	(.033)	.212	17.752	6.114	14.976
Total from Investment Operations	2.885	3.570	3.863	20.941	9.017	17.578
Distributions
Dividends from Net Investment Income	(1.865)	(3.590)	(3.683)	(4.691)	(2.417)	(2.428)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.865)	(3.590)	(3.683)	(4.691)	(2.417)	(2.428)
Net Asset Value, End of Period	$141.15	$140.13	$140.15	$139.97	$123.72	$117.12

Total Return	2.06%	2.60%	2.83%	17.36%	7.67%	17.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,623	$3,983	$3,780	$3,518	$2,393	$1,936
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.60%	2.63%	2.50%	2.53%	2.52%
Portfolio Turnover Rate[2]	5%	8%	5%	6%	6%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$69.09	$69.10	$69.02	$61.01	$57.74	$50.28
Investment Operations
Net Investment Income	.956 [1]	1.776 [1]	1.797[1]	1.575	1.431	1.281
Net Realized and Unrealized Gain (Loss) on Investments	.473	(.018)	.101	8.752	3.025	7.379
Total from Investment Operations	1.429	(1.758)	1.898	10.327	4.456	8.660
Distributions
Dividends from Net Investment Income	(.919)	(1.768)	(1.818)	(2.317)	(1.186)	(1.200)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.919)	(1.768)	(1.818)	(2.317)	(1.186)	(1.200)
Net Asset Value, End of Period	$69.60	$69.09	$69.10	$69.02	$61.01	$57.74

Total Return[2]	2.07%	2.59%	2.81%	17.37%	7.73%	17.41%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$609	$587	$742	$728	$319	$218
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.81%	2.60%	2.63%	2.50%	2.53%	2.52%
Portfolio Turnover Rate[3]	5%	8%	5%	6%	6%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Consumer Staples Index Fund

Notes to Financial Statements

Vanguard Consumer Staples Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

Consumer Staples Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 28, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015—2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

Consumer Staples Index Fund

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $256,000, representing 0.00% of the fund’s net assets and 0.10% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,224,898	—	280
Temporary Cash Investments	4,662	2,486	—
Swap Contracts—Assets	—	212	—
Total	5,229,560	2,698	280

D. As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,023,324
Gross Unrealized Appreciation	539,838
Gross Unrealized Depreciation	(330,836)
Net Unrealized Appreciation (Depreciation)	209,002

Consumer Staples Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $64,127,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $1,151,838,000 of investment securities and sold $511,804,000 of investment securities, other than temporary cash investments. Purchases and sales include $955,203,000 and $392,980,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,016,922	7,252	928,324	6,677
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(397,054)	(2,925)	(720,976)	(5,225)
Net Increase (Decrease)—ETF Shares	619,868	4,327	207,348	1,452
Admiral Shares
Issued	115,652	1,684	169,310	2,477
Issued in Lieu of Cash Distributions	6,492	93	14,196	207
Redeemed	(103,508)	(1,523)	(336,214)	(4,927)
Net Increase (Decrease)—Admiral Shares	18,636	254	(152,708)	(2,243)

At February 28, 2019, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Energy Index Fund

Sector Diversification

As of February 28, 2019

Coal & Consumable Fuels	0.4%
Integrated Oil & Gas	42.7
Oil & Gas Drilling	1.4
Oil & Gas Equipment & Services	10.4
Oil & Gas Exploration & Production	26.0
Oil & Gas Refining & Marketing	9.8
Oil & Gas Storage & Transportation	9.3

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Energy Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Energy Equipment & Services (11.7%)
	Oil & Gas Drilling (1.4%)
	Helmerich & Payne Inc.	320,592	17,376
*	Transocean Ltd.	1,525,522	12,464
	Patterson-UTI Energy Inc.	649,925	8,618
	Ensco plc Class A	1,289,814	5,288
*	Rowan Cos. plc Class A	353,960	4,003
	Nabors Industries Ltd.	1,002,986	3,250
*	Unit Corp.	158,973	2,472
*	Noble Corp. plc	727,328	2,189
*	Diamond Offshore Drilling Inc.	200,910	1,919

	Oil & Gas Equipment & Services (10.3%)
	Schlumberger Ltd.	4,071,571	179,393
	Halliburton Co.	2,588,393	79,438
	Baker Hughes a GE Co. Class A	1,489,331	39,289
	National Oilwell Varco Inc.	1,125,122	31,661
	TechnipFMC plc	1,269,753	28,303
*	Apergy Corp.	228,041	9,573
^	Core Laboratories NV	129,824	8,414
*	Dril-Quip Inc.	110,338	4,702
	McDermott International Inc.	529,110	4,487
*	Oceaneering International Inc.	289,022	4,465
*	ProPetro Holding Corp.	221,468	4,398
	Archrock Inc.	381,115	3,720
	US Silica Holdings Inc.	228,314	3,402
*	C&J Energy Services Inc.	181,506	3,135
*	Helix Energy Solutions Group Inc.	412,939	3,056
*	Oil States International Inc.	167,686	2,874
*	Newpark Resources Inc.	268,125	2,370
*	SEACOR Holdings Inc.	51,080	2,281
*	Tidewater Inc.	95,131	2,182
*	Superior Energy Services Inc.	451,758	2,114
	RPC Inc.	188,683	2,028
*,^	Weatherford International plc	2,934,705	1,895
*	Exterran Corp.	96,627	1,649
*	Matrix Service Co.	78,114	1,632
*	Keane Group Inc.	143,534	1,582
*	KLX Energy Services Holdings Inc.	59,781	1,576
*	Frank’s International NV	228,510	1,430
*	Nine Energy Service Inc.	47,490	1,245
*	Forum Energy Technologies Inc.	206,120	1,202
*	TETRA Technologies Inc.	365,385	873
*	RigNet Inc.	43,294	670
*	FTS International Inc.	63,640	655
*	SEACOR Marine Holdings Inc.	47,650	654
	Mammoth Energy Services Inc.	26,083	600
*,^	Covia Holdings Corp.	92,651	441
*	Basic Energy Services Inc.	52,887	255
*	NCS Multistage Holdings Inc.	30,680	169
*,^	Bristow Group Inc.	106,922	126
*	Key Energy Services Inc.	25,268	65
			495,583
Oil, Gas & Consumable Fuels (88.2%)
	Coal & Consumable Fuels (0.4%)
	Peabody Energy Corp.	232,433	7,170
	Arch Coal Inc. Class A	54,549	5,082
*	CONSOL Energy Inc.	65,712	2,494

	Integrated Oil & Gas (42.7%)
	Exxon Mobil Corp.	12,439,055	983,059
	Chevron Corp.	5,636,796	674,048
	Occidental Petroleum Corp.	2,249,465	148,802

	Oil & Gas Exploration & Production (26.0%)
	ConocoPhillips	3,418,421	231,940
	EOG Resources Inc.	1,704,859	160,257
	Pioneer Natural Resources Co.	501,380	70,670
	Anadarko Petroleum Corp.	1,506,555	65,535
	Concho Resources Inc.	589,184	64,810
	Diamondback Energy Inc.	458,654	47,209
	Hess Corp.	793,746	45,918
	Devon Energy Corp.	1,496,094	44,150
	Marathon Oil Corp.	2,511,408	41,689
	Apache Corp.	1,124,591	37,314
	Cabot Oil & Gas Corp.	1,298,476	31,968
	Noble Energy Inc.	1,420,519	31,464
	Cimarex Energy Co.	283,241	20,368
*	WPX Energy Inc.	1,235,802	15,250
	EQT Corp.	776,955	14,078
	Murphy Oil Corp.	484,337	13,997
^	Texas Pacific Land Trust	18,325	13,627
*	Parsley Energy Inc. Class A	739,617	13,417
*	Continental Resources Inc.	276,525	12,336
*,^	Chesapeake Energy Corp.	3,837,896	11,360
	Range Resources Corp.	732,200	7,835
*	Southwestern Energy Co.	1,725,966	7,301
*	PDC Energy Inc.	194,233	7,200
*	Whiting Petroleum Corp.	267,645	6,522
*	Matador Resources Co.	307,118	5,712
*	QEP Resources Inc.	699,700	5,430
*	CNX Resources Corp.	503,163	5,334
*	Antero Resources Corp.	607,842	5,264
	SM Energy Co.	314,498	5,139
*	Callon Petroleum Co.	667,243	5,104
*	Kosmos Energy Ltd.	702,047	4,493
*	Oasis Petroleum Inc.	798,647	4,464
*	Centennial Resource Development Inc. Class A	465,139	4,219
*	Gulfport Energy Corp.	459,753	3,522
*	SRC Energy Inc.	711,718	3,274
*	California Resources Corp.	135,134	3,196
*	Carrizo Oil & Gas Inc.	270,322	2,968
*	Denbury Resources Inc.	1,362,508	2,616
*	Gran Tierra Energy Inc.	1,156,506	2,614
*,^	Tellurian Inc.	249,212	2,557
*,^	Resolute Energy Corp.	57,242	1,769
*	Laredo Petroleum Inc.	489,993	1,681
*	Penn Virginia Corp.	28,489	1,529
*	W&T Offshore Inc.	289,883	1,510
*	Jagged Peak Energy Inc.	159,233	1,508
*	Talos Energy Inc.	63,032	1,415
*	Extraction Oil & Gas Inc.	306,246	1,286
*	Ring Energy Inc.	168,580	1,040
*	Bonanza Creek Energy Inc.	44,874	1,031
*	HighPoint Resources Corp.	338,468	877
*	Northern Oil and Gas Inc.	302,454	717
*	Halcon Resources Corp.	376,988	565
*	SandRidge Energy Inc.	66,660	518
*	SilverBow Resources Inc.	16,651	375
*,^	Eclipse Resources Corp.	307,422	360
*	Midstates Petroleum Co. Inc.	39,469	341
*	Ultra Petroleum Corp.	458,521	308
*	Sanchez Energy Corp.	111	—
	Jones Energy Inc. Class A	1	—

	Oil & Gas Refining & Marketing (9.8%)
	Marathon Petroleum Corp.	2,032,178	126,015
	Phillips 66	1,297,388	125,016
	Valero Energy Corp.	1,257,265	102,543
	HollyFrontier Corp.	492,057	25,193
	PBF Energy Inc. Class A	334,928	10,406
	Delek US Holdings Inc.	234,767	8,306
	World Fuel Services Corp.	200,338	5,547
	CVR Energy Inc.	88,750	3,598
*	Renewable Energy Group Inc.	99,147	2,634
	Green Plains Inc.	115,796	1,807
*	Par Pacific Holdings Inc.	88,888	1,502
*	REX American Resources Corp.	17,007	1,356
*	Clean Energy Fuels Corp.	412,917	946

	Oil & Gas Storage & Transportation (9.3%)
	Kinder Morgan Inc.	5,842,441	111,941
	Williams Cos. Inc.	3,560,895	95,040
	ONEOK Inc.	1,209,708	77,736
*	Cheniere Energy Inc.	633,913	40,856
	Targa Resources Corp.	663,197	26,687
	Equitrans Midstream Corp.	664,042	11,714
	Plains GP Holdings LP Class A	440,924	10,225

Energy Index Fund

			Market
			Value•
		Shares	($000)
	EnLink Midstream LLC	784,124	8,743
	Tallgrass Energy LP Class A	211,316	4,782
^	Antero Midstream GP LP	219,811	2,807
	SemGroup Corp. Class A	175,075	2,756
*	International Seaways Inc.	55,197	918
			3,728,680
Total Common Stocks (Cost $5,225,601)			4,224,263
Temporary Cash Investment (0.7%)[1]
Money Market Fund (0.7%)
2,3	Vanguard Market Liquidity Fund, 2.563% (Cost $31,025)	310,251	31,028
Total Investments (100.6%) (Cost $5,256,626)			4,255,291

Amount
($000)
Other Assets and Liabilities (-0.6%)
Other Assets
Investment in Vanguard	212
Receivables for Investment Securities Sold	1,388
Receivables for Accrued Income	23,455
Receivables for Capital Shares Issued	1,010
Total Other Assets	26,065
Liabilities
Payables for Investment Securities Purchased	(1,429)
Collateral for Securities on Loan	(31,026)
Payables for Capital Shares Redeemed	(299)
Payables to Vanguard	(1,765)
Unrealized Depreciation—OTC Swap Contracts	(165)
Other Liabilities	(17,186)
Total Liabilities	(51,870)
Net Assets (100%)	4,229,486

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	5,886,682
Total Distributable Earnings (Loss)	(1,657,196)
Net Assets	4,229,486

ETF Shares – Net Assets
Applicable to 41,751,724 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,672,320
Net Asset Value Per Share – ETF Shares	$87.96

Admiral Shares – Net Assets
Applicable to 12,680,468 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	557,166
Net Asset Value Per Share – Admiral Shares	$43.94

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $29,015,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $31,026,000 of collateral received for securities on loan. OTC—Over the Counter.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
				Floating		Value and	Value and
			Notional	Interest Rate		Unrealized	Unrealized
	Termination		Amount	Received		Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(Paid)	[1]	($000)	($000)
Tallgrass Energy LP Class A	2/4/20	GSI	5,706	(2.485%	)	—	(165)

1   Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	66,505
Interest1	22
Securities Lending—Net	163
Total Income	66,690
Expenses
The Vanguard Group—Note B
Investment Advisory Services	616
Management and Administrative—ETF Shares	1,030
Management and Administrative—Admiral Shares	168
Marketing and Distribution—ETF Shares	87
Marketing and Distribution—Admiral Shares	20
Custodian Fees	82
Shareholders’ Reports and Proxy—ETF Shares	133
Shareholders’ Reports and Proxy—Admiral Shares	4
Trustees’ Fees and Expenses	1
Total Expenses	2,141
Net Investment Income	64,549
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	28,054
Futures Contracts	(332)
Swap Contracts	83
Realized Net Gain (Loss)	27,805
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(735,803)
Swap Contracts	(165)
Change in Unrealized Appreciation (Depreciation)	(735,968)
Net Increase (Decrease) in Net Assets Resulting from Operations	(643,614)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $22,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes $33,233,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	64,549	121,288
Realized Net Gain (Loss)	27,805	39,542
Change in Unrealized Appreciation (Depreciation)	(735,968)	800,610
Net Increase (Decrease) in Net Assets Resulting from Operations	(643,614)	961,440
Distributions
Net Investment Income
ETF Shares	(55,666)	(124,038)
Admiral Shares	(8,301)	(17,765)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(63,967)	(141,803)
Capital Share Transactions
ETF Shares	1,747	(86,473)
Admiral Shares	5,285	18,737
Net Increase (Decrease) from Capital Share Transactions	7,032	(67,736)
Total Increase (Decrease)	(700,549)	751,901
Net Assets
Beginning of Period	4,930,035	4,178,134
End of Period	4,229,486	4,930,035

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$103.13	$85.71	$95.06	$93.86	$142.26	$116.47
Investment Operations
Net Investment Income	1.365 [1]	2.519 [1]	2.819 [1,2]	2.470	2.953[1]	2.329
Net Realized and Unrealized Gain (Loss) on Investments	(15.190)	17.837	(9.801)	2.587	(49.144)	25.655
Total from Investment Operations	(13.825)	20.356	(6.982)	5.057	(46.191)	27.984
Distributions
Dividends from Net Investment Income	(1.345)	(2.936)	(2.368)	(3.857)	(2.209)	(2.194)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.345)	(2.936)	(2.368)	(3.857)	(2.209)	(2.194)
Net Asset Value, End of Period	$87.96	$103.13	$85.71	$95.06	$93.86	$142.26

Total Return	-13.49%	24.06%	-7.55%	5.82%	-32.70%	24.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,672	$4,288	$3,656	$3,944	$3,736	$3,467
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.02%	2.56%	2.93%[2]	2.86%	2.65%	1.98%
Portfolio Turnover Rate[3]	6%	5%	11%	15%	4%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Net investment income per share and the ratio of net investment income to average net assets include $.453 and 0.47%, respectively, from income received as a result of General Electric Co. and Baker Hughes Inc. merger in July 2017.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$51.52	$42.82	$47.49	$46.89	$71.06	$58.18
Investment Operations
Net Investment Income	.685 [1]	1.249 [1]	1.375 [1,2]	1.234	1.495[1]	1.164
Net Realized and Unrealized Gain (Loss) on Investments	(7.593)	8.916	(4.863)	1.293	(24.561)	12.815
Total from Investment Operations	(6.908)	10.165	(3.488)	2.527	(23.066)	13.979
Distributions
Dividends from Net Investment Income	(.672)	(1.465)	(1.182)	(1.927)	(1.104)	(1.099)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.672)	(1.465)	(1.182)	(1.927)	(1.104)	(1.099)
Net Asset Value, End of Period	$43.94	$51.52	$42.82	$47.49	$46.89	$71.06

Total Return[3]	-13.48%	24.06%	-7.56%	5.83%	-32.66%	24.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$557	$642	$523	$894	$733	$575
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.02%	2.56%	2.93%[2]	2.86%	2.65%	1.98%
Portfolio Turnover Rate[4]	6%	5%	11%	15%	4%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Net investment income per share and the ratio of net investment income to average net assets include $.228 and 0.47%, respectively, from income received as a result of General Electric Co. and Baker Hughes Inc. merger in July 2017.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Energy Index Fund

Notes to Financial Statements

Vanguard Energy Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

Energy Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 28, 2019, the fund’s average amount of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

Energy Index Fund

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $212,000, representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,224,263	—	—
Temporary Cash Investments	31,028	—	—
Swap Contracts—Liabilities	—	(165)	—
Total	4,255,291	(165)	—

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,256,626
Gross Unrealized Appreciation	170,224
Gross Unrealized Depreciation	(1,171,559)
Net Unrealized Appreciation (Depreciation)	(1,001,335)

Energy Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $30,699,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $644,763,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $594,790,000 of investment securities and sold $590,805,000 of investment securities, other than temporary cash investments. Purchases and sales include $416,325,000 and $470,654,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	472,511	5,475	746,982	7,479
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(470,764)	(5,300)	(833,455)	(8,550)
Net Increase (Decrease)—ETF Shares	1,747	175	(86,473)	(1,071)
Admiral Shares
Issued	104,490	2,441	230,387	4,568
Issued in Lieu of Cash Distributions	7,396	158	15,446	324
Redeemed	(106,601)	(2,383)	(227,096)	(4,632)
Net Increase (Decrease)—Admiral Shares	5,285	216	18,737	260

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Financials Index Fund

Sector Diversification

As of February 28, 2019

Asset Management & Custody Banks	6.7%
Consumer Finance	5.5
Diversified Banks	28.6
Financial Exchanges & Data	6.6
Insurance Brokers	3.5
Investment Banking & Brokerage	6.5
Life & Health Insurance	4.9
Mortgage REITs	1.8
Multi-line Insurance	2.3
Multi-Sector Holdings	7.1
Other Diversified Financial Services	0.4
Property & Casualty Insurance	7.7
Regional Banks	16.0
Reinsurance	1.0
Thrifts & Mortgage Finance	1.4

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Financials Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Banks (44.6%)
	JPMorgan Chase & Co.	6,850,198	714,887
	Bank of America Corp.	19,206,061	558,512
	Wells Fargo & Co.	9,211,829	459,578
	Citigroup Inc.	5,030,759	321,868
	US Bancorp	3,162,483	163,469
	PNC Financial Services Group Inc.	950,568	119,791
	BB&T Corp.	1,587,417	80,911
	SunTrust Banks Inc.	925,570	60,042
	M&T Bank Corp.	274,686	47,537
	KeyCorp	2,131,579	37,644
	Fifth Third Bancorp	1,350,730	37,253
	First Republic Bank	339,456	35,636
	Citizens Financial Group Inc.	964,130	35,615
	Regions Financial Corp.	2,130,366	34,938
	Huntington Bancshares Inc.	2,186,926	31,514
	Comerica Inc.	333,158	29,021
*	SVB Financial Group	109,726	27,120
	Zions Bancorp NA	396,064	20,239
	East West Bancorp Inc.	298,855	16,320
	Signature Bank	114,049	15,483
	People’s United Financial Inc.	775,498	13,773
	Synovus Financial Corp.	341,597	13,555
	Commerce Bancshares Inc.	206,694	13,007
	Cullen/Frost Bankers Inc.	125,210	12,982
	Popular Inc.	206,527	11,644
	CIT Group Inc.	217,695	11,096
	Webster Financial Corp.	190,080	10,914
	PacWest Bancorp	251,076	10,299
	Prosperity Bancshares Inc.	136,751	10,181
	First Horizon National Corp.	634,669	9,920
*	Western Alliance Bancorp	207,422	9,597
	Pinnacle Financial Partners Inc.	152,624	8,958
	Sterling Bancorp	440,427	8,954
	IBERIABANK Corp.	114,279	8,940
	Wintrust Financial Corp.	116,332	8,570
	Umpqua Holdings Corp.	453,994	8,254
*	United Bankshares Inc.	213,555	8,198
	FNB Corp.	668,733	8,185
	Bank OZK	242,626	7,958
	Associated Banc-Corp	341,777	7,957
	MB Financial Inc.	173,598	7,859
	BankUnited Inc.	212,558	7,756
	Hancock Whitney Corp.	175,655	7,673
	Glacier Bancorp Inc.	174,204	7,634
	First Hawaiian Inc.	277,930	7,493
	TCF Financial Corp.	326,554	7,478
	First Financial Bankshares Inc.	111,594	7,237
	Bank of Hawaii Corp.	86,032	7,074
	Community Bank System Inc.	105,468	6,833
	Valley National Bancorp	646,299	6,825
	Chemical Financial Corp.	147,388	6,755
	Investors Bancorp Inc.	511,832	6,434
*	UMB Financial Corp.	92,565	6,369
	BancorpSouth Bank	195,313	6,365
*	Texas Capital Bancshares Inc.	103,535	6,319
	Home BancShares Inc.	322,199	6,276
	Fulton Financial Corp.	363,032	6,237
	Cathay General Bancorp	158,950	6,174
	BOK Financial Corp.	67,454	6,101
	First Citizens BancShares Inc. Class A	13,437	5,866
	Old National Bancorp	325,160	5,781
	Columbia Banking System Inc.	151,922	5,755
	First Financial Bancorp	201,954	5,600
	Cadence BanCorp Class A	275,191	5,501
	Union Bankshares Corp.	151,518	5,390
	South State Corp.	75,709	5,378
	CVB Financial Corp.	232,849	5,307
	First Midwest Bancorp Inc.	219,713	5,086
	Independent Bank Corp.	57,868	4,926
	Simmons First National Corp. Class A	181,431	4,868
	First BanCorp	422,590	4,864
	WesBanco Inc.	111,788	4,743
	International Bancshares Corp.	115,485	4,714
	Trustmark Corp.	132,197	4,690
	First Merchants Corp.	115,548	4,667
	Banner Corp.	72,977	4,534
	Great Western Bancorp Inc.	118,463	4,448
	CenterState Bank Corp.	167,879	4,442
	United Community Banks Inc.	154,030	4,265
	Independent Bank Group Inc.	72,450	4,199
	LegacyTexas Financial Group Inc.	95,684	3,993
*	Eagle Bancorp Inc.	66,863	3,958
	Renasant Corp.	103,136	3,948
	Hope Bancorp Inc.	266,299	3,883
	Towne Bank	135,104	3,725
	Westamerica Bancorporation	55,111	3,543
	NBT Bancorp Inc.	89,609	3,462
	Ameris Bancorp	82,776	3,375
	ServisFirst Bancshares Inc.	92,654	3,240
	Heartland Financial USA Inc.	63,544	3,088
	First Interstate BancSystem Inc. Class A	74,117	3,086
	Pacific Premier Bancorp Inc.	102,323	3,054
	S&T Bancorp Inc.	72,408	2,996
	Hilltop Holdings Inc.	155,190	2,983
*	Seacoast Banking Corp. of Florida	100,592	2,919
	Park National Corp.	29,005	2,905
	First Commonwealth Financial Corp.	204,413	2,874
	Veritex Holdings Inc.	95,495	2,675
	Brookline Bancorp Inc.	163,552	2,614
	City Holding Co.	32,362	2,593
	Berkshire Hills Bancorp Inc.	80,209	2,512
	Heritage Financial Corp.	75,566	2,488
	First Busey Corp.	91,038	2,453
	Sandy Spring Bancorp Inc.	69,123	2,424
	First Bancorp	61,429	2,407
	Lakeland Financial Corp.	49,434	2,389
	Tompkins Financial Corp.	27,997	2,251
	OFG Bancorp	105,662	2,186
	TriCo Bancshares	53,801	2,164
	Enterprise Financial Services Corp.	47,303	2,137
	Boston Private Financial Holdings Inc.	173,191	2,059
	Southside Bancshares Inc.	57,607	2,000
	National Bank Holdings Corp. Class A	54,090	1,954
	BancFirst Corp.	33,778	1,904
	1st Source Corp.	38,152	1,814
	Central Pacific Financial Corp.	59,919	1,748
	Washington Trust Bancorp Inc.	31,492	1,650
*	Triumph Bancorp Inc.	48,277	1,635
	Bryn Mawr Bank Corp.	40,055	1,633
	Stock Yards Bancorp Inc.	45,634	1,625
	Carolina Financial Corp.	44,171	1,618
	Univest Financial Corp.	60,275	1,598
	Preferred Bank	30,223	1,548
	Lakeland Bancorp Inc.	92,326	1,545
	Hanmi Financial Corp.	66,752	1,541
	German American Bancorp Inc.	49,065	1,520
	Fidelity Southern Corp.	45,509	1,483
	Camden National Corp.	32,807	1,471
	Banc of California Inc.	83,895	1,453
	Community Trust Bancorp Inc.	33,497	1,433
	Opus Bank	61,355	1,397
	ConnectOne Bancorp Inc.	61,918	1,336
	CBTX Inc.	39,855	1,328
*	Customers Bancorp Inc.	61,780	1,321
	Origin Bancorp Inc.	36,271	1,308
*	National Commerce Corp.	29,646	1,295
	Horizon Bancorp Inc.	73,086	1,291
	Great Southern Bancorp Inc.	22,719	1,287
	Blue Hills Bancorp Inc.	50,926	1,267

Financials Index Fund

			Market
			Value•
		Shares	($000)
	Flushing Financial Corp.	54,445	1,264
	Peoples Bancorp Inc.	36,181	1,206
	FB Financial Corp.	33,947	1,203
	Bank of Marin Bancorp	26,775	1,191
	Heritage Commerce Corp.	83,407	1,165
	First of Long Island Corp.	49,605	1,159
	Independent Bank Corp.	49,275	1,146
	Bridge Bancorp Inc.	33,973	1,120
	Midland States Bancorp Inc.	43,512	1,110
	QCR Holdings Inc.	30,528	1,091
	First Foundation Inc.	71,545	1,091
	First Community Bankshares Inc.	30,218	1,083
*	Atlantic Capital Bancshares Inc.	55,414	1,068
	Mercantile Bank Corp.	29,870	1,034
*	Nicolet Bankshares Inc.	17,372	998
	Arrow Financial Corp.	28,056	994
*	Equity Bancshares Inc. Class A	29,213	993
	HomeTrust Bancshares Inc.	36,192	986
	Franklin Financial Network Inc.	29,477	967
	First Bancshares Inc.	29,137	955
	Peapack Gladstone Financial Corp.	32,569	947
	People’s Utah Bancorp	31,828	934
*	Allegiance Bancshares Inc.	24,075	921
*	TriState Capital Holdings Inc.	40,689	920
	Financial Institutions Inc.	30,371	915
	First Financial Corp.	20,152	894
	CNB Financial Corp.	30,007	834
	Bar Harbor Bankshares	31,926	824
	Live Oak Bancshares Inc.	49,122	796
	Old Second Bancorp Inc.	55,109	787
	Farmers National Banc Corp.	51,272	755
	RBB Bancorp	33,294	721
	Old Line Bancshares Inc.	25,076	718
	West Bancorporation Inc.	31,024	717
*	Republic First Bancorp Inc.	108,687	696
	MidWestOne Financial Group Inc.	21,940	682
	Sierra Bancorp	25,190	679
*	Byline Bancorp Inc.	32,128	657
	Capital City Bank Group Inc.	22,854	564
	Southern National Bancorp of Virginia Inc.	35,022	555
*	HarborOne Bancorp Inc.	30,343	489
			3,457,452
Capital Markets (19.7%)
	Goldman Sachs Group Inc.	689,600	135,644
	CME Group Inc.	736,876	134,045
	Charles Schwab Corp.	2,503,483	115,185
	Morgan Stanley	2,657,363	111,556
	BlackRock Inc.	243,624	107,979
	Bank of New York Mellon Corp.	2,036,497	106,875
	S&P Global Inc.	516,754	103,542
•	Intercontinental Exchange Inc.	1,172,961	90,494
*	Moody’s Corp.	355,167	61,487
	State Street Corp.	781,716	56,182
	T. Rowe Price Group Inc.	495,634	49,777
	Northern Trust Corp.	433,180	40,372
	Ameriprise Financial Inc.	287,036	37,783
	MSCI Inc. Class A	181,310	33,492
	TD Ameritrade Holding Corp.	579,179	32,625
	E*TRADE Financial Corp.	523,590	25,651
	Cboe Global Markets Inc.	231,055	22,160
	Raymond James Financial Inc.	265,545	21,929
	Nasdaq Inc.	236,192	21,628
	Franklin Resources Inc.	633,868	20,670
	MarketAxess Holdings Inc.	77,401	18,877
	FactSet Research Systems Inc.	78,371	18,430
	Invesco Ltd.	847,189	16,393
	SEI Investments Co.	272,822	14,391
	LPL Financial Holdings Inc.	178,970	13,496
	Affiliated Managers Group Inc.	108,721	11,917
	Eaton Vance Corp.	239,443	10,021
	Janus Henderson Group plc	389,958	9,554
	Interactive Brokers Group Inc.	146,952	8,116
	Stifel Financial Corp.	148,318	8,073
	Evercore Inc. Class A	83,787	7,717
	Federated Investors Inc. Class B	195,776	5,824
	Legg Mason Inc.	174,941	5,117
	Morningstar Inc.	39,744	5,030
	Ares Management Corp.	198,622	4,691
	Moelis & Co. Class A	94,993	4,238
	Houlihan Lokey Inc. Class A	72,094	3,315
	BGC Partners Inc. Class A	507,043	3,108
	Waddell & Reed Financial Inc. Class A	163,148	3,020
	Artisan Partners Asset Management Inc. Class A	106,148	2,792
*	Blucora Inc.	95,172	2,559
	Virtu Financial Inc. Class A	98,810	2,484
	BrightSphere Investment Group plc	164,707	2,331
	WisdomTree Investments Inc.	266,523	2,074
	Piper Jaffray Cos.	29,538	2,066
	PJT Partners Inc.	42,436	1,962
	Investment Technology Group Inc.	64,263	1,943
	Cohen & Steers Inc.	43,971	1,836
	Virtus Investment Partners Inc.	14,679	1,502
*	INTL. FCStone Inc.	32,918	1,432
*	Donnelley Financial Solutions Inc.	69,699	990
	Diamond Hill Investment Group Inc.	6,777	962
	Greenhill & Co. Inc.	37,991	894
*,^	Cowen Inc. Class A	48,247	747
	Ladenburg Thalmann Financial Services Inc.	238,495	701
	Westwood Holdings Group Inc.	15,686	606
	Arlington Asset Investment Corp. Class A	71,870	596
	B. Riley Financial Inc.	29,605	504
	Pzena Investment Management Inc. Class A	35,904	358
	Associated Capital Group Inc. Class A	7,008	298
	GAMCO Investors Inc. Class A	11,071	227
			1,530,268
Consumer Finance (5.5%)
	American Express Co.	1,495,722	161,149
	Capital One Financial Corp.	975,778	81,556
	Discover Financial Services	692,115	49,562
	Synchrony Financial	1,332,488	43,453
	Ally Financial Inc.	851,031	23,054
*	Credit Acceptance Corp.	23,881	10,504
*	SLM Corp.	888,293	9,816
	FirstCash Inc.	90,730	7,953
*	Green Dot Corp. Class A	97,966	6,324
	Navient Corp.	505,158	6,173
	OneMain Holdings Inc.	169,029	5,578
	Santander Consumer USA Holdings Inc.	260,336	5,347
*	PRA Group Inc.	92,673	2,983
	Nelnet Inc. Class A	42,698	2,341
*	World Acceptance Corp.	15,262	1,877
*	Encore Capital Group Inc.	53,746	1,838
*	LendingClub Corp.	607,639	1,805
*	Enova International Inc.	63,159	1,612
*	EZCORP Inc. Class A	103,475	1,011
*	Curo Group Holdings Corp.	27,142	299
			424,235
Diversified Financial Services (7.5%)
*	Berkshire Hathaway Inc. Class B	2,666,805	536,828
	Voya Financial Inc.	320,274	16,196
	Jefferies Financial Group Inc.	598,902	12,140
	AXA Equitable Holdings Inc.	490,627	9,381
*	Cannae Holdings Inc.	134,793	3,089
*	FGL Holdings	296,584	2,462
*	On Deck Capital Inc.	81,536	500
			580,596
Equity Real Estate Investment Trusts
(REITs) (0.0%)
§	Winthrop Realty Trust	23,515	26

Insurance (19.4%)
	Chubb Ltd.	949,156	127,092
	Marsh & McLennan Cos. Inc.	1,037,570	96,515
	Progressive Corp.	1,201,114	87,561
	Aon plc	496,094	85,095
	Prudential Financial Inc.	851,033	81,572
	American International Group Inc.	1,822,388	78,727
	MetLife Inc.	1,727,942	78,086
	Aflac Inc.	1,567,862	77,045
	Travelers Cos. Inc.	545,417	72,491
	Allstate Corp.	709,435	66,956
	Willis Towers Watson plc	267,631	46,038
	Hartford Financial Services Group Inc.	738,873	36,471
	Principal Financial Group Inc.	583,138	30,696
	Arthur J Gallagher & Co.	378,164	30,359
*	Markel Corp.	28,603	28,743
	Cincinnati Financial Corp.	318,352	27,639
	Lincoln National Corp.	440,182	27,520
*	Arch Capital Group Ltd.	833,682	27,236
	Loews Corp.	550,098	26,196

Financials Index Fund

			Market
			Value•
		Shares	($000)
	Fidelity National Financial Inc.	566,922	19,893
	Alleghany Corp.	30,540	19,636
	Everest Re Group Ltd.	83,722	18,930
	Reinsurance Group of America Inc. Class A	129,570	18,722
	Torchmark Corp.	217,988	17,997
	Unum Group	450,755	16,840
	WR Berkley Corp.	201,063	16,821
	American Financial Group Inc.	156,193	15,566
	Brown & Brown Inc.	494,600	14,650
*	Athene Holding Ltd. Class A	322,638	14,374
	Old Republic International Corp.	592,109	12,351
	RenaissanceRe Holdings Ltd.	82,922	12,194
	First American Financial Corp.	230,286	11,696
	Assurant Inc.	108,624	11,187
	Primerica Inc.	88,223	11,031
	Hanover Insurance Group Inc.	87,199	10,351
	Axis Capital Holdings Ltd.	172,079	9,821
	Kemper Corp.	113,368	9,421
	Assured Guaranty Ltd.	217,562	9,085
*	Brighthouse Financial Inc.	220,643	8,543
	Selective Insurance Group Inc.	121,307	8,001
	White Mountains Insurance Group Ltd.	6,546	6,149
	CNO Financial Group Inc.	341,213	5,811
	American Equity Investment Life Holding Co.	176,930	5,600
	RLI Corp.	78,095	5,507
	Argo Group International Holdings Ltd.	69,655	4,842
	ProAssurance Corp.	110,465	4,485
*	Genworth Financial Inc. Class A	1,025,503	3,969
*	Enstar Group Ltd.	20,537	3,664
	National General Holdings Corp.	138,692	3,580
	Navigators Group Inc.	49,135	3,429
	Horace Mann Educators Corp.	83,875	3,287
	Mercury General Corp.	57,166	3,028
	Employers Holdings Inc.	67,320	2,805
	Safety Insurance Group Inc.	29,892	2,671
	Universal Insurance Holdings Inc.	67,961	2,653
	Kinsale Capital Group Inc.	39,568	2,642
	James River Group Holdings Ltd.	61,972	2,546
	AMERISAFE Inc.	40,022	2,526
	American National Insurance Co.	16,628	2,448
	United Fire Group Inc.	44,416	2,165
*	Ambac Financial Group Inc.	93,782	1,854
	Stewart Information Services Corp.	43,102	1,850
*	MBIA Inc.	174,364	1,731
*,^	Trupanion Inc.	55,482	1,684
*	Third Point Reinsurance Ltd.	155,622	1,664
	National Western Life Group Inc. Class A	5,067	1,561
	United Insurance Holdings Corp.	51,285	840
	Heritage Insurance Holdings Inc.	46,214	690
	HCI Group Inc.	14,715	679
*	Greenlight Capital Re Ltd. Class A	60,629	678
*,^	Citizens Inc. Class A	94,269	644
	Protective Insurance Corp. Class B	18,683	394
	Donegal Group Inc. Class A	25,266	340
	Crawford & Co. Class B	21,060	217
	Maiden Holdings Ltd.	144,735	178
	EMC Insurance Group Inc.	6	—
			1,507,959
Mortgage Real Estate Investment Trusts
(REITs) (1.8%)
	Annaly Capital
	Management Inc.	2,860,270	28,974
	AGNC Investment Corp.	1,087,126	19,188
	New Residential Investment Corp.	836,048	13,828
	Starwood Property Trust Inc.	567,176	12,722
	Blackstone Mortgage Trust Inc. Class A	236,827	8,166
	Chimera Investment Corp.	385,813	7,134
	Two Harbors Investment Corp.	511,191	7,090
	MFA Financial Inc.	927,585	6,743
	Apollo Commercial Real Estate Finance Inc.	248,340	4,510
	Invesco Mortgage Capital Inc.	260,935	4,154
	Redwood Trust Inc.	193,370	2,959
	Ladder Capital Corp. Class A	160,904	2,953
	PennyMac Mortgage Investment Trust	138,385	2,820
	ARMOUR Residential REIT Inc.	120,980	2,426
	New York Mortgage Trust Inc.	376,966	2,262
	Granite Point Mortgage Trust Inc.	104,252	1,983
^	Arbor Realty Trust Inc.	147,879	1,914
	Capstead Mortgage Corp.	188,912	1,568
	TPG RE Finance Trust Inc.	67,773	1,357
	AG Mortgage Investment Trust Inc.	64,673	1,150
	Western Asset Mortgage Capital Corp.	98,113	984
	Dynex Capital Inc.	142,156	867
	Anworth Mortgage Asset Corp.	200,099	852
	Ares Commercial Real Estate Corp.	52,813	806
^	Orchid Island Capital Inc.	106,187	709
	Exantas Capital Corp.	61,799	670
	Ready Capital Corp.	36,875	595
			139,384
Other (0.0%)[2]
*,§	American International Group Inc. Warrants Exp. 01/19/2021	7,950	—
*,§	NewStar Financial Inc. CVR	42,593	11
			11
Thrifts & Mortgage Finance (1.4%)
	New York Community
	Bancorp Inc.	1,009,863	12,633
*	MGIC Investment Corp.	746,270	9,687
	Radian Group Inc.	439,498	8,948
*	Essent Group Ltd.	182,474	7,872
*,^	LendingTree Inc.	17,249	5,502
	Washington Federal Inc.	167,747	5,146
*	Axos Financial Inc.	117,655	3,798
	Northwest Bancshares Inc.	203,288	3,781
	Capitol Federal Financial Inc.	275,140	3,679
	Provident Financial Services Inc.	129,416	3,552
	Walker & Dunlop Inc.	60,569	3,380
*	PennyMac Financial Services Inc.	127,727	2,979
*	NMI Holdings Inc. Class A	123,292	2,977
	WSFS Financial Corp.	64,417	2,788
	Kearny Financial Corp.	177,106	2,407
	Beneficial Bancorp Inc.	136,273	2,197
	Mr Cooper Group Inc.	158,586	2,165
	Flagstar Bancorp Inc.	65,647	2,144
	OceanFirst Financial Corp.	79,400	2,001
	Meridian Bancorp Inc.	107,099	1,745
	TrustCo Bank Corp. NY	198,780	1,684
	United Financial Bancorp Inc.	104,908	1,629
	Federal Agricultural Mortgage Corp.	19,129	1,566
	Oritani Financial Corp.	85,282	1,531
*	Columbia Financial Inc.	94,949	1,522
*	HomeStreet Inc.	51,520	1,437
	Northfield Bancorp Inc.	90,015	1,342
	Meta Financial Group Inc.	57,467	1,342
	First Defiance Financial Corp.	42,828	1,325
	Dime Community Bancshares Inc.	65,000	1,299
	United Community Financial Corp.	100,914	1,011
	Waterstone Financial Inc.	49,851	839
*	Ocwen Financial Corp.	219,122	469
	Hingham Institution for Savings	2,240	439
	Sterling Bancorp Inc.	40,094	404
	Merchants Bancorp	17,317	361
	Luther Burbank Corp.	33,737	353
			107,934
Total Common Stocks
(Cost $7,228,749)			7,747,865

Financials Index Fund

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
3,4	Vanguard Market Liquidity Fund, 2.563%	65,794	6,580

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill,
	2.432%, 4/18/19	700	698
Total Temporary Cash Investments
(Cost $7,278)			7,278
Total Investments (100.0%)
(Cost $7,236,027)			7,755,143

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	387
Receivables for Investment Securities Sold	40,343
Receivables for Accrued Income	14,221
Receivables for Capital Shares Issued	204
Other Assets[4]	72
Total Other Assets	55,227
Liabilities
Payables for Investment Securities Purchased	(40,732)
Collateral for Securities on Loan	(6,652)
Payables for Capital Shares Redeemed	(269)
Payables to Vanguard	(1,347)
Variation Margin Payable—Futures Contracts	(14)
Other Liabilities	(6,035)
Total Liabilities	(55,049)
Net Assets (100%)	7,755,321

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	7,263,156
Total Distributable Earnings (Loss)	492,165
Net Assets	7,755,321

ETF Shares—Net Assets
Applicable to 106,852,301 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,155,459
Net Asset Value Per Share—ETF Shares	$66.97

Admiral Shares—Net Assets
Applicable to 17,874,180 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	599,862
Net Asset Value Per Share—Admiral Shares	$33.56

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security.

^      Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,320,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2     “Other” represents securities that are not classified by the fund’s benchmark index.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4     Includes $6,652,000 of collateral received for securities on loan, of which $6,580,000 is held in Vanguard Market Liquidity Fund and $72,000 is held in cash.

5     Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	55	7,658	233

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	96,806
Interest[1]	29
Securities Lending—Net	31
Total Income	96,866
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,088
Management and Administrative—ETF Shares	2,162
Management and Administrative—Admiral Shares	190
Marketing and Distribution—ETF Shares	206
Marketing and Distribution—Admiral Shares	21
Custodian Fees	71
Shareholders’ Reports—ETF Shares	192
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	2
Total Expenses	3,937
Net Investment Income	92,929
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	306,480
Futures Contracts	(1,295)
Realized Net Gain (Loss)	305,185
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(963,551)
Futures Contracts	233
Change in Unrealized Appreciation (Depreciation)	(963,318)
Net Increase (Decrease) in Net Assets Resulting from Operations	(565,204)

1     Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $25,000, ($3,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2     Includes $298,460,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	92,929	155,827
Realized Net Gain (Loss)	305,185	321,793
Change in Unrealized Appreciation (Depreciation)	(963,318)	692,718
Net Increase (Decrease) in Net Assets Resulting from Operations	(565,204)	1,170,338
Distributions
Net Investment Income
ETF Shares	(86,032)	(137,850)
Admiral Shares	(7,221)	(11,634)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(93,253)	(149,484)
Capital Share Transactions
ETF Shares	(746,390)	1,442,638
Admiral Shares	(42,435)	93,701
Net Increase (Decrease) from Capital Share Transactions	(788,825)	1,536,339
Total Increase (Decrease)	(1,447,282)	2,557,193
Net Assets
Beginning of Period	9,202,603	6,645,410
End of Period	7,755,321	9,202,603

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Financial Highlights

ETF Shares

	Six Months Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$71.60	$62.26	$50.81	$47.70	$47.32	$39.80
Investment Operations
Net Investment Income	.771[1]	1.298[1]	1.035[1]	1.108	.917	.876
Net Realized and Unrealized Gain (Loss) on Investments	(4.645)	9.307	11.387	3.070	.349	7.494
Total from Investment Operations	(3.874)	10.605	12.422	4.178	1.266	8.370
Distributions
Dividends from Net Investment Income	(.756)	(1.265)	(.972)	(1.068)	(.886)	(.850)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.756)	(1.265)	(.972)	(1.068)	(.886)	(.850)
Net Asset Value, End of Period	$66.97	$71.60	$62.26	$50.81	$47.70	$47.32

Total Return	-5.38%	17.15%	24.65%	8.93%	2.63%	21.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,155	$8,512	$6,127	$3,735	$3,081	$2,191
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.37%	1.87%	1.75%	2.39%	1.99%	2.00%
Portfolio Turnover Rate[2]	6%	3%	5%	21%	4%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1     Calculated based on average shares outstanding.

2     Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Financial Highlights

Admiral Shares

	Six Months Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$35.88	$31.20	$25.47	$23.91	$23.72	$19.95
Investment Operations
Net Investment Income	.387[1]	.651[1]	.514[1]	.556	.460	.438
Net Realized and Unrealized Gain (Loss) on Investments	(2.328)	4.663	5.704	1.539	.174	3.758
Total from Investment Operations	(1.941)	5.314	6.218	2.095	.634	4.196
Distributions
Dividends from Net Investment Income	(.379)	(.634)	(.488)	(.535)	(.444)	(.426)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.379)	(.634)	(.488)	(.535)	(.444)	(.426)
Net Asset Value, End of Period	$33.56	$35.88	$31.20	$25.47	$23.91	$23.72

Total Return[2]	-5.39%	17.16%	24.62%	8.96%	2.64%	21.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$600	$690	$518	$244	$204	$155
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.37%	1.87%	1.75%	2.39%	1.99%	2.00%
Portfolio Turnover Rate[3]	6%	3%	5%	21%	4%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1     Calculated based on average shares outstanding.

2     Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3     Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Financials Index Fund

Notes to Financial Statements

Vanguard Financials Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015—2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default

Financials Index Fund

(including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $387,000, representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Financials Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,747,828	—	37
Temporary Cash Investments	6,580	698	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	7,754,394	698	37

1 Represents variation margin on the last day of the reporting period.

D.      As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	7,236,027
Gross Unrealized Appreciation	913,987
Gross Unrealized Depreciation	(394,871)
Net Unrealized Appreciation (Depreciation)	519,116

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $67,366,000, which may be used to offset future net capital gains through August 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.      During the six months ended February 28, 2019, the fund purchased $756,753,000 of investment securities and sold $1,549,858,000 of investment securities, other than temporary cash investments. Purchases and sales include $504,171,000 and $1,321,093,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.       Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	575,872	8,637	2,440,296	34,877
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,322,262)	(20,675)	(997,658)	(14,400)
Net Increase (Decrease)—ETF Shares	(746,390)	(12,038)	1,442,638	20,477
Admiral Shares
Issued	89,731	2,743	383,758	10,937
Issued in Lieu of Cash Distributions	6,247	189	10,277	301
Redeemed	(138,413)	(4,295)	(300,334)	(8,610)
Net Increase (Decrease)—Admiral Shares	(42,435)	(1,363)	93,701	2,628

At February 28, 2019, one shareholder was the record or beneficial owner of 33% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G.     Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Health Care Index Fund

Sector Diversification

As of February 28, 2019

Biotechnology	19.8%
Health Care Distributors	1.7
Health Care Equipment	21.6
Health Care Facilities	1.7
Health Care Services	5.0
Health Care Supplies	1.9
Health Care Technology	1.4
Life Sciences Tools & Services	7.0
Managed Health Care	10.0
Pharmaceuticals	29.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Health Care Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Biotechnology (19.8%)
	Amgen Inc.	1,695,942	322,365
	AbbVie Inc.	4,003,340	317,225
	Gilead Sciences Inc.	3,442,971	223,862
*	Biogen Inc.	536,235	175,890
*	Celgene Corp.	1,861,052	154,691
*	Vertex Pharmaceuticals Inc.	680,162	128,381
*	Regeneron Pharmaceuticals Inc.	214,003	91,984
*	Alexion Pharmaceuticals Inc.	593,793	80,358
*	BioMarin Pharmaceutical Inc.	473,949	44,200
*	Incyte Corp.	481,461	41,516
*	Exact Sciences Corp.	326,815	29,740
*	Sarepta Therapeutics Inc.	178,263	25,713
*	Ionis Pharmaceuticals Inc.	348,249	24,722
*	Bluebird Bio Inc.	145,579	22,597
*	Seattle Genetics Inc.	298,355	22,162
*	Alnylam Pharmaceuticals Inc.	241,366	20,516
*	Sage Therapeutics Inc.	125,015	19,909
*	Neurocrine Biosciences Inc.	241,379	18,646
*	Exelixis Inc.	795,795	17,818
*	United Therapeutics Corp.	115,572	14,596
*	Alkermes plc	413,785	13,767
*	Array BioPharma Inc.	538,975	12,364
*	FibroGen Inc.	203,063	11,737
*	Spark Therapeutics Inc.	90,430	10,246
*	Agios Pharmaceuticals Inc.	139,404	9,043
*	Blueprint Medicines Corp.	105,265	8,652
*	Ultragenyx Pharmaceutical Inc.	128,261	8,227
*	ACADIA Pharmaceuticals Inc.	298,815	7,919
*,^	Ligand Pharmaceuticals Inc.	56,625	7,026
*	Global Blood Therapeutics Inc.	131,134	6,885
*	Emergent BioSolutions Inc.	115,298	6,728
*	Arena Pharmaceuticals Inc.	131,963	6,588
*	Myriad Genetics Inc.	199,051	6,177
*	Amicus Therapeutics Inc.	504,080	6,099
*	Insmed Inc.	205,197	6,084
*	Halozyme Therapeutics Inc.	346,636	5,979
*	Repligen Corp.	99,843	5,943
*,^	Immunomedics Inc.	350,888	5,530
*	Intercept Pharmaceuticals Inc.	54,926	5,478
*	Ironwood Pharmaceuticals Inc. Class A	373,021	5,312
*	Portola Pharmaceuticals Inc.	167,782	5,153
*	Acceleron Pharma Inc.	116,335	5,123
*	Heron Therapeutics Inc.	188,658	4,994
*	PTC Therapeutics Inc.	137,660	4,755
*	REGENXBIO Inc.	85,840	4,440
*	Genomic Health Inc.	57,618	4,377
*,^	Arrowhead Pharmaceuticals Inc.	210,750	4,114
*	Clovis Oncology Inc.	134,962	4,087
*	Xencor Inc.	134,148	4,070
*	Enanta Pharmaceuticals Inc.	38,653	3,963
*	Mirati Therapeutics Inc.	51,781	3,770
*,^	Denali Therapeutics Inc.	165,300	3,597
*	uniQure NV	64,492	3,482
*	AnaptysBio Inc.	49,875	3,435
*	Momenta Pharmaceuticals Inc.	239,057	3,368
*	Atara Biotherapeutics Inc.	85,753	3,071
*	Invitae Corp.	148,870	2,995
*,^	Esperion Therapeutics Inc.	64,253	2,962
*	Audentes Therapeutics Inc.	96,484	2,954
*	Iovance Biotherapeutics Inc.	276,828	2,843
*	Vanda Pharmaceuticals Inc.	140,340	2,840
*	Spectrum Pharmaceuticals Inc.	260,405	2,815
*	CareDx Inc.	88,690	2,760
*,^	Madrigal Pharmaceuticals Inc.	20,111	2,640
*	Aimmune Therapeutics Inc.	105,259	2,536
*	Sangamo Therapeutics Inc.	268,123	2,416
*	Biohaven Pharmaceutical Holding Co. Ltd.	54,892	2,414
*	MacroGenics Inc.	120,354	2,407
*	Puma Biotechnology Inc.	81,331	2,262
*,^	OPKO Health Inc.	884,458	2,255
*	Retrophin Inc.	97,601	2,202
*	Alder Biopharmaceuticals Inc.	171,607	2,200
*	Fate Therapeutics Inc.	139,826	2,197
*	Epizyme Inc.	158,113	2,049
*	Radius Health Inc.	103,231	1,957
*,^	CRISPR Therapeutics AG	55,211	1,954
*	Editas Medicine Inc.	93,029	1,919
*	ImmunoGen Inc.	397,193	1,875
*	Natera Inc.	110,144	1,745
*	BioCryst Pharmaceuticals Inc.	199,846	1,651
*	Coherus Biosciences Inc.	114,633	1,644
*	Akebia Therapeutics Inc.	222,524	1,620
*,^	Intrexon Corp.	201,141	1,603
*	Eagle Pharmaceuticals Inc.	31,750	1,590
*	Dynavax Technologies Corp.	167,073	1,537
*	Acorda Therapeutics Inc.	101,392	1,494
*,^	Cara Therapeutics Inc.	87,613	1,494
*	Apellis Pharmaceuticals Inc.	94,699	1,435
*,^	Viking Therapeutics Inc.	170,188	1,431
*	Prothena Corp. plc	106,331	1,425
*	PDL BioPharma Inc.	388,499	1,410
*	Ra Pharmaceuticals Inc.	72,064	1,389
*	Rhythm Pharmaceuticals Inc.	46,873	1,344
*	AMAG Pharmaceuticals Inc.	89,946	1,339
*	CytomX Therapeutics Inc.	112,400	1,261
*	G1 Therapeutics Inc.	66,764	1,232
*	TG Therapeutics Inc.	177,051	1,204
*,^	Athenex Inc.	89,249	1,175
	Homology Medicines Inc.	38,556	1,137
*	GlycoMimetics Inc.	92,110	1,132
*	Deciphera Pharmaceuticals Inc.	39,654	1,126
*	Flexion Therapeutics Inc.	80,857	1,117
*	Five Prime Therapeutics Inc.	94,569	1,095
*,^	ZIOPHARM Oncology Inc.	354,174	1,045
*	Rigel Pharmaceuticals Inc.	476,047	1,043
*	Progenics Pharmaceuticals Inc.	225,510	997
*	Kura Oncology Inc.	63,943	974
*	Intellia Therapeutics Inc.	63,690	970
*	Inovio Pharmaceuticals Inc.	252,879	926
*,^	Corbus Pharmaceuticals Holdings Inc.	121,964	846
	Arcus Biosciences Inc.	67,202	792
*	Achillion Pharmaceuticals Inc.	314,149	788
*	Agenus Inc.	253,928	785
*	Voyager Therapeutics Inc.	52,149	782
*	Concert Pharmaceuticals Inc.	51,379	780
*,^	Geron Corp.	522,038	762
*,^	Novavax Inc.	993,155	700
*	Minerva Neurosciences Inc.	83,597	663
*	Adamas Pharmaceuticals Inc.	58,423	654
	Scholar Rock Holding Corp.	33,581	625
	Forty Seven Inc.	37,228	622
*,^	MannKind Corp.	346,970	621
	Avrobio Inc.	36,871	614
*,^	Lexicon Pharmaceuticals Inc.	112,475	598
*	Cytokinetics Inc.	79,519	574
*,^	Sorrento Therapeutics Inc.	269,314	547
*	Abeona Therapeutics Inc.	76,822	539
*	Aduro Biotech Inc.	117,110	504
*	Karyopharm Therapeutics Inc.	120,132	496
	Kezar Life Sciences Inc.	24,026	489
*	Solid Biosciences Inc.	43,194	462
*,^	Insys Therapeutics Inc.	65,232	410
*	Syros Pharmaceuticals Inc.	55,894	379
*	Marker Therapeutics Inc.	55,637	346
*	Seres Therapeutics Inc.	54,596	335
*	La Jolla Pharmaceutical Co.	52,901	302
*	Ardelyx Inc.	95,235	268
*	Calyxt Inc.	16,461	264
*	Bellicum Pharmaceuticals Inc.	78,345	251
	Aptinyx Inc.	36,231	192
*	Jounce Therapeutics Inc.	30,240	135
*,^	Axovant Sciences Ltd.	76,830	102
*,^	Achaogen Inc.	122,932	89

Health Care Index Fund

			Market
			Value•
		Shares	($000)
*	NantKwest Inc.	54,183	61
	Aravive Inc.	1	—
	Celldex Therapeutics Inc.	1	—
			2,129,888
Health Care Equipment & Supplies (23.4%)
	Abbott Laboratories	4,674,144	362,807
	Medtronic plc	3,574,351	323,479
	Danaher Corp.	1,678,805	213,242
	Becton Dickinson and Co.	713,945	177,622
	Stryker Corp.	896,270	168,956
*	Intuitive Surgical Inc.	304,025	166,473
*	Boston Scientific Corp.	3,682,507	147,742
	Baxter International Inc.	1,345,418	100,543
*	Edwards Lifesciences Corp.	556,314	94,178
	Zimmer Biomet Holdings Inc.	542,486	67,337
*	Align Technology Inc.	202,389	52,413
*	IDEXX Laboratories Inc.	229,395	48,409
	ResMed Inc.	379,248	38,846
*	ABIOMED Inc.	113,875	38,091
	Cooper Cos. Inc.	130,767	37,398
*	Hologic Inc.	757,443	35,815
	Teleflex Inc.	122,372	35,468
*	DexCom Inc.	236,379	32,935
*	Varian Medical Systems Inc.	242,662	32,604
	STERIS plc	224,829	27,195
	Dentsply Sirona Inc.	592,273	24,733
	West Pharmaceutical Services Inc.	197,091	20,645
	Hill-Rom Holdings Inc.	179,039	18,987
*	Masimo Corp.	133,887	17,577
*	Insulet Corp.	157,239	14,766
*	LivaNova plc	129,729	12,091
*	Haemonetics Corp.	137,481	11,943
*	Penumbra Inc.	82,615	11,043
*	ICU Medical Inc.	43,442	10,676
*	Integra LifeSciences Holdings Corp.	192,354	10,597
*	Wright Medical Group NV	316,424	9,907
*	Globus Medical Inc.	202,306	9,850
*	Novocure Ltd.	173,168	9,301
*	Tandem Diabetes Care Inc.	137,339	9,005
*	Neogen Corp.	138,376	8,574
*	Merit Medical Systems Inc.	146,293	8,153
*	NuVasive Inc.	137,694	8,110
	Cantel Medical Corp.	99,978	7,350
*	Integer Holdings Corp.	77,493	7,049
*	Glaukos Corp.	86,211	6,394
*	Avanos Medical Inc.	126,210	5,942
*	Quidel Corp.	88,391	5,795
	CONMED Corp.	68,009	5,230
*	Inogen Inc.	48,315	5,192
*	iRhythm Technologies Inc.	48,764	4,671
*	Nevro Corp.	72,082	3,321
*	STAAR Surgical Co.	87,873	3,234
*	Tactile Systems Technology Inc.	42,437	3,226
*	Cardiovascular Systems Inc.	90,898	3,215
*	Varex Imaging Corp.	101,474	3,190
*	Orthofix Medical Inc.	50,344	3,076
	Atrion Corp.	3,910	3,075
*	AtriCure Inc.	92,101	2,942
*	CryoLife Inc.	89,812	2,657
*	Natus Medical Inc.	91,548	2,530
*	Cerus Corp.	367,583	2,393
*	Lantheus Holdings Inc.	100,536	2,297
*	AngioDynamics Inc.	100,278	2,247
	Meridian Bioscience Inc.	110,933	1,894
*	OraSure Technologies Inc.	163,074	1,753
*	Heska Corp.	19,757	1,616
*	AxoGen Inc.	86,652	1,600
*	Antares Pharma Inc.	372,887	1,339
	LeMaitre Vascular Inc.	44,335	1,327
*	Anika Therapeutics Inc.	37,844	1,235
*	Accuray Inc.	247,781	1,194
*,^	ViewRay Inc.	140,082	1,188
*	GenMark Diagnostics Inc.	141,295	1,087
	Invacare Corp.	87,786	854
*	OrthoPediatrics Corp.	15,939	655
*	Rockwell Medical Inc.	121,335	564
	Neuronetics Inc.	19,343	338
	Wright Medical Group Inc. CVR	14,554	—
			2,519,181
Health Care Providers & Services (18.4%)
	UnitedHealth Group Inc.	2,562,322	620,613
	Anthem Inc.	688,322	206,999
	CVS Health Corp.	3,441,647	199,030
*	Cigna Corp.	1,012,332	176,591
	Humana Inc.	364,624	103,939
	HCA Healthcare Inc.	731,603	101,766
*	Centene Corp.	1,092,943	66,549
	McKesson Corp.	515,255	65,416
	Cardinal Health Inc.	792,998	43,092
*	Laboratory Corp. of America Holdings	268,579	39,814
	AmerisourceBergen Corp. Class A	423,028	35,238
*	WellCare Health Plans Inc.	133,022	33,732
	Universal Health Services Inc. Class B	226,881	31,498
	Quest Diagnostics Inc.	362,200	31,348
*	Henry Schein Inc.	403,835	23,930
*	Molina Healthcare Inc.	157,686	21,229
*	DaVita Inc.	353,438	20,111
	Encompass Health Corp.	263,216	16,620
	Chemed Corp.	42,734	14,081
*	HealthEquity Inc.	149,391	12,023
*	Amedisys Inc.	72,046	8,955
*	LHC Group Inc.	75,073	8,235
*	MEDNAX Inc.	238,175	7,838
*	Tenet Healthcare Corp.	272,378	7,785
*	BioTelemetry Inc.	88,682	6,626
	Ensign Group Inc.	132,188	6,537
*	AMN Healthcare Services Inc.	124,001	6,201
*	Premier Inc. Class A	169,499	6,200
*	Acadia Healthcare Co. Inc.	233,793	6,146
*	Covetrus Inc.	162,435	5,812
	Patterson Cos. Inc.	227,273	5,125
*	Magellan Health Inc.	64,584	4,399
*	Select Medical Holdings Corp.	287,649	4,263
	US Physical Therapy Inc.	33,840	3,731
*	Brookdale Senior Living Inc	499,441	3,376
*	R1 RCM Inc.	237,027	2,344
*	Tivity Health Inc.	107,210	2,294
*	Providence Service Corp.	30,202	2,154
	National HealthCare Corp.	24,789	2,018
*	CorVel Corp.	27,325	1,839
*	Addus HomeCare Corp.	25,001	1,680
*	Triple-S Management Corp. Class B	63,303	1,610
*,^	Community Health Systems Inc.	225,156	1,115
	Owens & Minor Inc.	160,282	1,000
*	Diplomat Pharmacy Inc.	138,850	896
*	Cross Country Healthcare Inc.	96,542	844
*	Civitas Solutions Inc.	46,145	820
*,^	Surgery Partners Inc.	39,027	489
*	American Renal Associates Holdings Inc.	34,119	426
*	Capital Senior Living Corp.	66,756	334
*	Genesis Healthcare Inc.	174,230	239
			1,974,950
Health Care Technology (1.4%)
*	Cerner Corp.	789,378	44,166
*	Veeva Systems Inc. Class A	345,534	40,135
*	Medidata Solutions Inc.	162,872	12,219
*	Teladoc Health Inc.	167,847	10,803
*	Omnicell Inc.	105,428	8,956
*	HMS Holdings Corp.	223,150	7,690
*	Allscripts Healthcare Solutions Inc.	465,173	4,987
*	Vocera Communications Inc.	76,509	2,535
*	Tabula Rasa HealthCare Inc	. 43,511	2,398
*,^	Inovalon Holdings Inc. Class A	177,767	2,336
*	NextGen Healthcare Inc.	131,722	2,305
*	Evolent Health Inc. Class A	157,043	2,071
	HealthStream Inc.	67,869	1,887
	Computer Programs & Systems Inc.	33,853	1,115
	Inspire Medical Systems Inc.	17,028	1,056
*	Castlight Health Inc. Class B	222,334	709
	Simulations Plus Inc.	31,614	648
			146,016
Life Sciences Tools & Services (7.0%)
	Thermo Fisher Scientific Inc.	1,071,409	278,106
*	Illumina Inc.	391,202	122,356
	Agilent Technologies Inc.	848,357	67,393
*	IQVIA Holdings Inc.	412,696	58,361
*	Waters Corp.	201,394	48,782
*	Mettler-Toledo International Inc.	66,654	45,385
	PerkinElmer Inc.	296,029	27,874
	Bio-Techne Corp.	100,544	19,496
*	Charles River Laboratories International Inc.	127,998	18,197
*	PRA Health Sciences Inc.	155,607	16,647
*	Bio-Rad Laboratories Inc. Class A	56,240	15,235
	Bruker Corp.	270,215	10,325
*	Syneos Health Inc.	163,774	6,841
*	NeoGenomics Inc.	239,914	4,702
*	Medpace Holdings Inc.	71,056	3,905
*	Cambrex Corp.	90,589	3,745
	Luminex Corp.	114,387	2,915
*	Pacific Biosciences of California Inc.	358,722	2,622
*,^	Accelerate Diagnostics Inc.	86,584	1,851
*	Quanterix Corp.	23,265	575
			755,313
Other (0.0%)[2]
*,^,§	Corium CVR	65,324	12
*,§	Clinical Data CVR	8,685	—
*	Advaxis Inc. Warrants Exp. 09/11/2024	7,710	—
			12

Health Care Index Fund

			Market
			Value•
		Shares	($000)
Pharmaceuticals (29.9%)
	Johnson & Johnson	7,137,703	975,296
*	Pfizer Inc.	15,396,634	667,355
	Merck & Co. Inc.	6,920,432	562,562
^	Eli Lilly & Co.	2,537,243	320,428
	Bristol-Myers Squibb Co.	4,343,966	224,409
	Allergan plc	897,654	123,616
	Zoetis Inc.	1,278,692	120,491
*	Mylan NV	1,372,961	36,232
*	Jazz Pharmaceuticals plc	160,546	22,481
*	Nektar Therapeutics Class A	460,715	18,677
*	Catalent Inc.	387,535	16,749
	Perrigo Co. plc	339,965	16,438
*	Horizon Pharma plc	443,746	12,873
*	Endo International plc	540,754	5,943
*,^	Elanco Animal Health Inc.	194,882	5,893
*	Zogenix Inc.	111,260	5,867
*	Supernus Pharmaceuticals Inc.	140,238	5,727
*	Mallinckrodt plc	221,058	5,518
*	Aerie Pharmaceuticals Inc.	108,880	5,081
*	Medicines Co.	196,636	4,851
*	Reata Pharmaceuticals Inc. Class A	51,341	4,844
*	Pacira Pharmaceuticals Inc.	110,181	4,537
*	Prestige Consumer Healthcare Inc.	137,166	4,013
*	MyoKardia Inc.	84,684	3,798
*	Corcept Therapeutics Inc.	280,958	3,504
*	Amneal Pharmaceuticals Inc.	244,970	3,314
*,^	TherapeuticsMD Inc.	546,417	3,126
*	Innoviva Inc.	185,595	2,914
*,^	Theravance Biopharma Inc.	116,330	2,823
*	Intersect ENT Inc.	76,492	2,600
*	Amphastar Pharmaceuticals Inc.	91,986	2,286
*	WaVe Life Sciences Ltd.	50,170	2,104
*,^	Omeros Corp.	126,336	1,822
*	Cymabay Therapeutics Inc.	150,335	1,775
*	Revance Therapeutics Inc.	100,790	1,707
*	Intra-Cellular Therapies Inc.	116,525	1,587
*,^	Akcea Therapeutics Inc.	45,827	1,559
*	ANI Pharmaceuticals Inc.	23,687	1,558
	Phibro Animal Health Corp. Class A	52,309	1,533
*	Assembly Biosciences Inc.	56,348	1,205
*	Collegium Pharmaceutical Inc.	64,618	1,137
*	Akorn Inc.	243,654	987
	Tricida Inc.	36,862	853
*	Dermira Inc.	84,253	704
*	Assertio Therapeutics Inc.	155,810	645
*	Aclaris Therapeutics Inc.	92,851	602
	Xeris Pharmaceuticals Inc.	53,197	532
*	Eloxx Pharmaceuticals Inc.	39,837	512
*	Odonate Therapeutics Inc.	26,736	441
*	Kala Pharmaceuticals Inc.	38,771	325
*,^	Optinose Inc.	35,043	260
*	Sienna Biopharmaceuticals Inc.	81,766	209
*	Dova Pharmaceuticals Inc.	26,901	207
*	Teligent Inc.	121,448	192
	Melinta Therapeutics Inc.	1	—
			3,216,702
Total Common Stocks
(Cost $8,803,768)			10,742,062

			Market
			Value•
		Shares	($000)
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
3,4	Vanguard Market Liquidity Fund, 2.563%	725,097	72,517

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill,
	2.365%, 3/21/19	800	799
5	United States Treasury Bill,
	2.427%, 4/18/19	1,500	1,495
			2,294
Total Temporary Cash Investments
(Cost $74,806)			74,811
Total Investments (100.6%)
(Cost $8,878,574)			10,816,873

			Amount
			($000)
Other Assets and Liabilities (-0.6%)
Other Assets
Investment in Vanguard			537
Receivables for Investment Securities Sold			39,631
Receivables for Accrued Income			18,011
Receivables for Capital Shares Issued			1,164
Other Assets[4]			419
Total Other Assets			59,762
Liabilities
Payables for Investment Securities Purchased			(39,079)
Collateral for Securities on Loan			(72,926)
Payables for Capital Shares Redeemed			(4,252)
Payables to Vanguard			(2,030)
Variation Margin Payable—Futures Contracts			(30)
Other Liabilities			(8,284)
Total Liabilities			(126,601)
Net Assets (100%)			10,750,034

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	8,831,403
Total Distributable Earnings (Loss)	1,918,631
Net Assets	10,750,034

ETF Shares—Net Assets
Applicable to 54,301,859 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,388,968
Net Asset Value Per Share—ETF Shares	$172.90

Admiral Shares—Net Assets
Applicable to 15,736,652 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,361,066
Net Asset Value Per Share—Admiral Shares	$86.49

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security. ^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,377,000.

§     Security value determined using significant unobservable inputs.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.

2     “Other” represents securities that are not classified by the fund’s benchmark index.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4     Includes $72,926,000 of collateral received for securities on loan, of which $72,507,000 is held in Vanguard Market Liquidity Fund and $419,000 is held in cash.

5     Securities with a value of $498,000 have been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

Health Care Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	57	7,936	(26)

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	142,831
Interest[1]	57
Securities Lending—Net	483
Total Income	143,371
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,262
Management and Administrative—ETF Shares	2,872
Management and Administrative—Admiral Shares	421
Marketing and Distribution—ETF Shares	180
Marketing and Distribution—Admiral Shares	39
Custodian Fees	32
Shareholders’ Reports—ETF Shares	148
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	2
Total Expenses	4,960
Net Investment Income	138,411
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	156,525
Futures Contracts	204
Realized Net Gain (Loss)	156,729
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(465,555)
Futures Contracts	(35)
Change in Unrealized Appreciation (Depreciation)	(465,590)
Net Increase (Decrease) in Net Assets Resulting from Operations	(170,450)

1     Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $45,000, ($9,000), and ($4,000), respectively.

2     Includes $169,011,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	138,411	115,866
Realized Net Gain (Loss)	156,729	303,245
Change in Unrealized Appreciation (Depreciation)	(465,590)	1,070,942
Net Increase (Decrease) in Net Assets Resulting from Operations	(170,450)	1,490,053
Distributions
Net Investment Income
ETF Shares	(61,521)	(97,160)
Admiral Shares	(8,800)	(13,600)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(70,321)	(110,760)
Capital Share Transactions
ETF Shares	1,007,809	387,467
Admiral Shares	140,852	149,874
Net Increase (Decrease) from Capital Share Transactions	1,148,661	537,341
Total Increase (Decrease)	907,890	1,916,634
Net Assets
Beginning of Period	9,842,144	7,925,510
End of Period	10,750,034	9,842,144

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Financial Highlights

ETF Shares

	Six Months Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$177.07	$151.13	$133.25	$132.34	$117.17	$89.94
Investment Operations
Net Investment Income	2.353[1]	2.194[1]	1.994[1]	1.795	1.350	1.333
Net Realized and Unrealized Gain (Loss) on Investments	(5.319)	25.846	17.846	1.559	15.105	27.033
Total from Investment Operations	(2.966)	28.040	19.840	3.354	16.455	28.366
Distributions
Dividends from Net Investment Income	(1.204)	(2.100)	(1.960)	(2.444)	(1.285)	(1.136)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.204)	(2.100)	(1.960)	(2.444)	(1.285)	(1.136)
Net Asset Value, End of Period	$172.90	$177.07	$151.13	$133.25	$132.34	$117.17

Total Return	-1.68%	18.75%	15.06%	2.61%	14.08%	31.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,389	$8,594	$7,002	$5,708	$5,826	$3,319
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.79%	1.38%	1.46%	1.40%	1.25%	1.40%
Portfolio Turnover Rate[2]	6%	6%	4%	7%	4%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1    Calculated based on average shares outstanding.

2    Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Financial Highlights

Admiral Shares

	Six Months Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$88.57	$75.60	$66.65	$66.20	$58.61	$44.99
Investment Operations
Net Investment Income	1.184[1]	1.101[1]	.996[1]	.898	.676	.666
Net Realized and Unrealized Gain (Loss) on Investments	(2.663)	12.920	8.934	.774	7.557	13.523
Total from Investment Operations	(1.479)	14.021	9.930	1.672	8.233	14.189
Distributions
Dividends from Net Investment Income	(.601)	(1.051)	(.980)	(1.222)	(.643)	(.569)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.601)	(1.051)	(.980)	(1.222)	(.643)	(.569)
Net Asset Value, End of Period	$86.49	$88.57	$75.60	$66.65	$66.20	$58.61

Total Return[2]	-1.67%	18.74%	15.07%	2.61%	14.11%	31.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,361	$1,248	$924	$800	$824	$413
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.79%	1.38%	1.46%	1.40%	1.24%	1.40%
Portfolio Turnover Rate[3]	6%	6%	4%	7%	4%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1    Calculated based on average shares outstanding.

2    Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3    Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Health Care Index Fund

Notes to Financial Statements

Vanguard Health Care Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default

Health Care Index Fund

(including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $537,000, representing 0.00% of the fund’s net assets and 0.21% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Health Care Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,742,050	—	12
Temporary Cash Investments	72,517	2,294	—
Futures Contracts—Liabilities[1]	(30)	—	—
Total	10,814,537	2,294	12

1 Represents variation margin on the last day of the reporting period.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	8,878,654
Gross Unrealized Appreciation	2,629,200
Gross Unrealized Depreciation	(690,981)
Net Unrealized Appreciation (Depreciation)	1,938,219

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $99,109,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $1,915,666,000 of investment securities and sold $702,563,000 of investment securities, other than temporary cash investments. Purchases and sales include $1,381,487,000 and $421,281,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,434,180	8,340	1,206,793	7,410
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(426,371)	(2,575)	(819,326)	(5,200)
Net Increase (Decrease)—ETF Shares	1,007,809	5,765	387,467	2,210
Admiral Shares
Issued	291,458	3,440	369,026	4,634
Issued in Lieu of Cash Distributions	7,733	89	12,050	154
Redeemed	(158,339)	(1,881)	(231,202)	(2,921)
Net Increase (Decrease)—Admiral Shares	140,852	1,648	149,874	1,867

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Industrials Index Fund

Sector Diversification

As of February 28, 2019

Aerospace & Defense	24.4%
Agricultural & Farm Machinery	2.1
Air Freight & Logistics	5.4
Airlines	4.1
Airport Services	0.1
Building Products	3.9
Commercial Printing	0.3
Construction & Engineering	1.7
Construction Machinery & Heavy Trucks	5.9
Diversified Support Services	1.6
Electrical Components & Equipment	5.4
Environmental & Facilities Services	3.7
Heavy Electrical Equipment	0.1
Human Resource & Employment Services	1.1
Industrial Conglomerates	12.4
Industrial Machinery	10.6
Marine	0.2
Office Services & Supplies	0.5
Railroads	8.2
Research & Consulting Services	3.5
Security & Alarm Services	0.1
Trading Companies & Distributors	3.2
Trucking	1.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Industrials Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Aerospace & Defense (24.3%)
	Boeing Co.	671,451	295,412
	United Technologies Corp.	1,020,278	128,218
	Lockheed Martin Corp.	318,582	98,572
	Raytheon Co.	354,166	66,052
	Northrop Grumman Corp.	205,288	59,525
	General Dynamics Corp.	313,280	53,327
*	TransDigm Group Inc.	59,085	25,648
	Harris Corp.	146,433	24,151
	L3 Technologies Inc.	97,945	20,740
	Textron Inc.	302,387	16,420
	Spirit AeroSystems Holdings Inc. Class A	131,928	13,035
	Huntington Ingalls Industries Inc.	53,464	11,196
*	Teledyne Technologies Inc.	44,913	10,601
	Arconic Inc.	541,316	10,009
	Hexcel Corp.	107,180	7,732
	HEICO Corp. Class A	93,880	7,509
	BWX Technologies Inc.	122,900	6,434
	Curtiss-Wright Corp.	51,761	6,382
	HEICO Corp.	53,274	4,993
*	Esterline Technologies Corp.	33,114	4,032
*	Axon Enterprise Inc.	72,758	3,917
*	Mercury Systems Inc.	60,297	3,830
	Moog Inc. Class A	40,339	3,790
*	Aerojet Rocketdyne Holdings Inc.	87,740	3,268
	Cubic Corp.	36,200	2,234
*	Aerovironment Inc.	26,879	2,141
*	Kratos Defense & Security Solutions Inc.	109,624	1,884
	AAR Corp.	41,520	1,517
	Triumph Group Inc.	62,162	1,440
*	Astronics Corp.	27,471	988
	National Presto Industries Inc.	6,100	684
*	Wesco Aircraft Holdings Inc.	68,833	584
*	Ducommun Inc.	13,326	565
*	KeyW Holding Corp.	59,192	438
			897,268
Air Freight & Logistics (5.4%)
	United Parcel Service Inc. Class B	865,243	95,350
	FedEx Corp.	311,545	56,390
	Expeditors International of Washington Inc.	214,828	16,101
	CH Robinson Worldwide Inc.	171,140	15,468
*	XPO Logistics Inc.	158,008	7,956
	Forward Air Corp.	36,436	2,356
*	Hub Group Inc. Class A	41,792	1,796
*	Air Transport Services Group Inc.	73,638	1,713
*	Atlas Air Worldwide Holdings Inc.	31,724	1,705
*	Echo Global Logistics Inc.	34,024	817
			199,652
Airlines (4.1%)
	Delta Air Lines Inc.	810,681	40,194
	Southwest Airlines Co.	664,894	37,261
*	United Continental Holdings Inc.	305,209	26,800
	American Airlines Group Inc.	515,948	18,383
	Alaska Air Group Inc.	153,491	9,470
*	JetBlue Airways Corp.	379,479	6,337
*	Spirit Airlines Inc.	84,812	4,771
	SkyWest Inc.	64,653	3,494
	Allegiant Travel Co. Class A	16,020	2,116
	Hawaiian Holdings Inc.	61,545	1,831
			150,657
Building Products (3.9%)
	Johnson Controls International plc	1,150,060	40,563
	Masco Corp.	380,208	14,281
	Lennox International Inc.	45,125	11,067
	Allegion plc	118,310	10,643
	AO Smith Corp.	179,225	9,307
	Fortune Brands Home & Security Inc.	175,999	8,293
	Owens Corning	136,067	6,794
*	Trex Co. Inc.	73,145	5,482
	USG Corp.	112,812	4,863
*	Resideo Technologies Inc.	153,074	3,934
	Armstrong World Industries Inc.	52,458	3,839
	Simpson Manufacturing Co. Inc.	51,635	3,094
	Universal Forest Products Inc.	76,899	2,382
	AAON Inc.	51,692	2,060
*	Builders FirstSource Inc.	143,454	1,998
*	Masonite International Corp.	33,049	1,833
*	JELD-WEN Holding Inc.	89,617	1,811
*	Gibraltar Industries Inc.	40,163	1,627
*	American Woodmark Corp.	18,270	1,557
*	Continental Building Products Inc.	46,012	1,327
*	Patrick Industries Inc.	28,144	1,272
	Advanced Drainage Systems Inc.	49,539	1,259
	Apogee Enterprises Inc.	35,168	1,255
*	PGT Innovations Inc.	71,506	1,078
*	CSW Industrials Inc.	18,924	1,075
	Griffon Corp.	39,983	713
	Quanex Building Products Corp.	39,171	673
*	NCI Building Systems Inc.	85,583	601
	Insteel Industries Inc.	22,502	512
*	Armstrong Flooring Inc.	26,443	379
			145,572
Commercial Services & Supplies (6.3%)
	Waste Management Inc.	530,626	53,726
	Waste Connections Inc.	328,039	27,359
	Cintas Corp.	113,110	23,369
	Republic Services Inc. Class A	282,668	22,170
*	Copart Inc.	262,173	15,382
	KAR Auction Services Inc.	167,593	7,902
	Rollins Inc.	183,466	7,276
*	Stericycle Inc.	112,789	5,028
	Brink’s Co.	62,941	4,967
	MSA Safety Inc.	45,531	4,708
*	Clean Harbors Inc.	66,224	4,503
	Tetra Tech Inc.	68,984	4,140
^	Healthcare Services Group Inc.	91,907	3,509
	ABM Industries Inc.	82,021	2,925
	Brady Corp. Class A	60,991	2,886
	Herman Miller Inc.	73,598	2,700
	Deluxe Corp.	57,690	2,684
	UniFirst Corp.	18,164	2,612
	Covanta Holding Corp.	146,986	2,496
*	Cimpress NV	28,886	2,383
	HNI Corp.	54,671	2,112
*	Advanced Disposal Services Inc.	77,131	2,046
	Mobile Mini Inc.	55,691	2,005
	Steelcase Inc. Class A	107,262	1,878
	McGrath RentCorp	29,938	1,792
*	Casella Waste Systems Inc. Class A	49,918	1,761
	Pitney Bowes Inc.	232,313	1,670
	US Ecology Inc.	27,594	1,583
	Matthews International Corp. Class A	39,754	1,581
	Viad Corp.	25,374	1,469
	Interface Inc. Class A	74,182	1,317
	Knoll Inc.	61,361	1,298
	ACCO Brands Corp.	129,143	1,201
*	SP Plus Corp.	28,324	974
	Multi-Color Corp.	17,758	885
	Kimball International Inc. Class B	44,875	704
	Ennis Inc.	32,433	688
	Quad/Graphics Inc.	39,875	582
*	Team Inc.	35,300	551
	RR Donnelley & Sons Co.	88,261	475
*	Civeo Corp.	171,883	447
	BrightView Holdings Inc.	31,724	428
	VSE Corp.	10,545	373
	LSC Communications Inc.	42,668	361
*	CECO Environmental Corp.	35,851	273
*	PICO Holdings Inc.	25,491	262
			231,441

Industrials Index Fund

			Market
			Value•
		Shares	($000)
Construction & Engineering (1.7%)
	Jacobs Engineering Group Inc.	159,414	11,761
	Fluor Corp.	175,175	6,587
	Quanta Services Inc.	182,517	6,505
*	AECOM	194,807	6,031
	EMCOR Group Inc.	71,541	5,160
	Valmont Industries Inc.	27,533	3,761
	KBR Inc.	174,952	3,457
*	MasTec Inc.	78,409	3,386
	Granite Construction Inc.	58,443	2,721
	Comfort Systems USA Inc.	46,216	2,478
	Arcosa Inc.	54,692	1,832
*	Dycom Industries Inc.	39,010	1,759
	Primoris Services Corp.	50,692	1,185
*	NV5 Global Inc.	12,303	975
*	Tutor Perini Corp.	49,397	930
	Argan Inc.	17,249	802
*	Aegion Corp. Class A	40,499	703
*	MYR Group Inc.	20,598	691
*	WillScot Corp. Class A	50,173	511
*	IES Holdings Inc.	10,147	186
			61,421
Electrical Equipment (5.4%)
	Emerson Electric Co.	779,343	53,112
	Eaton Corp. plc	539,431	43,030
	Rockwell Automation Inc.	150,222	26,824
	AMETEK Inc.	288,981	22,997
*	Sensata Technologies Holding plc	204,350	10,367
	Hubbell Inc. Class B	68,120	8,042
	Acuity Brands Inc.	49,827	6,483
	nVent Electric plc	212,230	5,832
	Regal Beloit Corp.	53,729	4,500
*	Generac Holdings Inc.	77,309	3,986
	EnerSys	52,382	3,867
*	Sunrun Inc.	104,481	1,620
	Encore Wire Corp.	25,992	1,540
	AZZ Inc.	32,197	1,482
*	Atkore International Group Inc.	58,683	1,356
	GrafTech International Ltd.	89,793	1,295
*	Thermon Group Holdings Inc.	40,748	1,014
*	Vicor Corp.	22,778	724
*	TPI Composites Inc.	19,345	584
*,^	Plug Power Inc.	291,075	521
	Powell Industries Inc.	11,033	354
*	Vivint Solar Inc.	43,613	228
*,^	Energous Corp.	24,695	142
*	Babcock & Wilcox Enterprises Inc.	109,305	70
			199,970
Industrial Conglomerates (12.4%)
	3M Co.	724,697	150,295
	Honeywell International Inc.	921,435	141,966
	General Electric Co.	10,825,612	112,478
	Roper Technologies Inc.	128,732	41,664
	Carlisle Cos. Inc.	74,027	9,111
	Raven Industries Inc.	44,582	1,780
			457,294
Machinery (18.6%)
	Caterpillar Inc.	734,428	100,866
	Deere & Co.	380,320	62,388
	Illinois Tool Works Inc.	371,633	53,545
	Ingersoll-Rand plc	305,712	32,271
	Fortive Corp.	374,045	30,511
	PACCAR Inc.	434,991	29,492
	Cummins Inc.	189,821	29,250
	Parker-Hannifin Corp.	164,696	29,013
	Stanley Black & Decker Inc.	188,001	24,897
	Xylem Inc.	223,660	16,897
	Dover Corp.	182,104	16,486
	IDEX Corp.	95,468	13,757
	Wabtec Corp.	169,423	12,412
	Snap-on Inc.	69,953	11,192
	Graco Inc.	207,157	9,728
	Toro Co.	131,053	8,988
*	WABCO Holdings Inc.	64,930	8,930
	Nordson Corp.	65,136	8,843
	Pentair plc	205,198	8,729
*	Middleby Corp.	69,504	8,520
	Donaldson Co. Inc.	159,512	8,229
	Allison Transmission Holdings Inc.	153,153	7,612
	Flowserve Corp.	162,864	7,233
	Oshkosh Corp.	89,484	6,963
	Woodward Inc.	69,210	6,668
	Lincoln Electric Holdings Inc.	76,216	6,587
	ITT Inc.	109,168	6,306
	AGCO Corp.	82,813	5,596
	Crane Co.	59,121	5,000
*	RBC Bearings Inc.	30,836	4,322
*	Gardner Denver Holdings Inc.	160,699	4,315
	Kennametal Inc.	102,225	3,853
	Trinity Industries Inc.	163,868	3,836
	Timken Co.	85,922	3,728
	John Bean Technologies Corp.	39,287	3,681
*	Proto Labs Inc.	32,092	3,626
	Barnes Group Inc.	60,677	3,524
*	Rexnord Corp.	130,315	3,475
	Hillenbrand Inc.	77,698	3,441
	Terex Corp.	91,940	3,088
*	Chart Industries Inc.	34,959	3,086
*	Colfax Corp.	109,320	2,893
	Albany International Corp.	36,075	2,798
	Watts Water Technologies Inc. Class A	34,461	2,775
*	Welbilt Inc.	166,039	2,652
	Franklin Electric Co. Inc.	49,353	2,626
	Altra Industrial Motion Corp.	76,249	2,425
	Mueller Industries Inc.	68,520	2,265
*	Harsco Corp.	100,291	2,244
	ESCO Technologies Inc.	32,365	2,239
*	Meritor Inc.	100,387	2,237
*	Navistar International Corp.	55,701	2,137
	Mueller Water Products Inc. Class A	196,324	2,050
*	SPX Corp.	54,038	1,965
	Actuant Corp. Class A	76,126	1,861
*	SPX FLOW Inc.	53,304	1,840
*	TriMas Corp.	56,622	1,831
	Federal Signal Corp.	74,459	1,830
	EnPro Industries Inc.	25,643	1,759
	Sun Hydraulics Corp.	35,836	1,705
	Greenbrier Cos. Inc.	40,373	1,665
	Tennant Co.	21,358	1,350
	Standex International Corp.	16,025	1,314
*	Evoqua Water Technologies Corp.	92,441	1,255
	Lindsay Corp.	13,382	1,237
*	Milacron Holdings Corp.	87,615	1,226
	Kadant Inc.	13,795	1,206
	Alamo Group Inc.	12,493	1,200
	Douglas Dynamics Inc.	28,438	1,200
	Wabash National Corp.	70,583	1,047
	Columbus McKinnon Corp.	26,318	986
	Astec Industries Inc.	25,628	978
	Global Brass & Copper Holdings Inc.	27,424	926
	Gorman-Rupp Co.	22,671	766
*	Manitowoc Co. Inc.	41,449	746
	Briggs & Stratton Corp.	53,263	698
	Hyster-Yale Materials Handling Inc.	10,207	691
*	CIRCOR International Inc.	20,992	662
*	Lydall Inc.	21,852	615
	NN Inc.	53,533	530
*	Energy Recovery Inc.	48,060	385
	Titan International Inc.	61,460	385
	Park-Ohio Holdings Corp.	10,470	333
	REV Group Inc.	35,075	310
*	Blue Bird Corp.	16,320	304
			685,031
Marine (0.2%)
*	Kirby Corp.	70,898	5,262
	Matson Inc.	52,830	1,908
*	Genco Shipping & Trading Ltd.	20,750	169
			7,339
Professional Services (4.6%)
*	IHS Markit Ltd.	490,651	26,088
*	Verisk Analytics Inc. Class A	194,669	24,612
*	CoStar Group Inc.	45,338	20,743
	Equifax Inc.	150,075	16,435
	TransUnion	230,675	14,892
	Nielsen Holdings plc	441,843	11,576
	Robert Half International Inc.	151,235	10,313
	ManpowerGroup Inc.	76,991	6,486
	Insperity Inc.	46,897	5,922
*	ASGN Inc.	65,371	4,211
	Exponent Inc.	64,956	3,678
*	FTI Consulting Inc.	47,806	3,545
*	TriNet Group Inc.	57,087	3,499
	Korn Ferry	67,356	3,286
	ICF International Inc.	23,399	1,767
*	WageWorks Inc.	48,989	1,612
*	CBIZ Inc.	65,949	1,360
*	Huron Consulting Group Inc.	27,934	1,280
*	TrueBlue Inc.	50,434	1,161
	Navigant Consulting Inc.	53,141	1,094
	Kforce Inc.	28,912	1,070
	Heidrick & Struggles International Inc.	23,408	1,009
	Kelly Services Inc. Class A	39,272	948
	Barrett Business Services Inc.	9,060	712
	Resources Connection Inc.	37,870	658
	Forrester Research Inc.	12,267	616
*	Mistras Group Inc.	20,785	328
*	InnerWorkings Inc.	59,741	290
*	GP Strategies Corp.	15,459	259
			169,450
Road & Rail (9.7%)
	Union Pacific Corp.	916,990	153,779
	CSX Corp.	998,405	72,554
	Norfolk Southern Corp.	318,966	57,191
	Kansas City Southern	126,466	13,739

Industrials Index Fund

			Market
			Value•
		Shares	($000)
	JB Hunt Transport Services Inc.	108,721	11,706
	Old Dominion Freight Line Inc.	76,265	11,498
*	Genesee & Wyoming Inc. Class A	72,703	5,962
	Landstar System Inc.	51,222	5,567
	Knight-Swift Transportation Holdings Inc.	162,959	5,480
	AMERCO	10,983	4,224
	Ryder System Inc.	66,234	4,117
*	Avis Budget Group Inc.	81,842	2,932
*	Saia Inc.	32,073	2,122
	Werner Enterprises Inc.	57,432	1,983
*	Hertz Global Holdings Inc.	63,253	1,208
	ArcBest Corp.	32,111	1,118
	Heartland Express Inc.	55,601	1,117
	Marten Transport Ltd.	51,084	953
*	YRC Worldwide Inc.	40,740	313
*	Daseke Inc.	55,662	264
			357,827
Trading Companies & Distributors (3.2%)
	Fastenal Co.	357,261	22,486
	WW Grainger Inc.	59,580	18,158
*	United Rentals Inc.	100,942	13,586
*	HD Supply Holdings Inc.	217,279	9,345
	Watsco Inc.	39,978	5,753
	MSC Industrial Direct Co. Inc. Class A	56,536	4,772
	Air Lease Corp. Class A	126,986	4,744
*	Univar Inc.	183,289	4,144
	GATX Corp.	44,529	3,540
*	WESCO International Inc.	58,172	3,168
*	Beacon Roofing Supply Inc.	85,026	3,084
	Applied Industrial Technologies Inc.	48,407	2,814
*	SiteOne Landscape Supply Inc.	48,295	2,594
	Triton International Ltd.	64,654	2,128
*	NOW Inc.	134,272	1,938
*	MRC Global Inc.	112,989	1,905
	Kaman Corp.	29,460	1,814
	Rush Enterprises Inc. Class A	37,436	1,569
*	BMC Stock Holdings Inc.	79,444	1,520
	Aircastle Ltd.	71,246	1,415
*	Herc Holdings Inc.	26,482	1,165
	H&E Equipment Services Inc.	39,749	1,144
*	GMS Inc.	40,564	793
*	DXP Enterprises Inc.	20,540	727
*	Veritiv Corp.	14,700	425
*	Nexeo Solutions Inc.	40,098	398
	Systemax Inc.	16,725	339
*	Foundation Building Materials Inc.	23,418	260
	Rush Enterprises Inc. Class B	5,788	239
*	General Finance Corp.	20,366	220
^	EVI Industries Inc.	4,474	181
			116,368
Transportation Infrastructure (0.1%)
	Macquarie Infrastructure Corp.	101,334	4,143
Total Common Stocks
(Cost $3,319,496)			3,683,433
Temporary Cash Investment (0.1%)[1]
Money Market Fund (0.1%)
2,3	Vanguard Market Liquidity Fund, 2.563% (Cost $2,092)	20,922	2,092
Total Investments (100.0%)
(Cost $3,321,588)			3,685,525

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	170
Receivables for Investment Securities Sold	8,113
Receivables for Accrued Income	9,373
Receivables for Capital Shares Issued	455
Total Other Assets	18,111
Liabilities
Payables for Investment Securities Purchased	(8,835)
Collateral for Securities on Loan	(2,089)
Payables for Capital Shares Redeemed	(2,115)
Payables to Vanguard	(753)
Unrealized Depreciation—OTC Swap Contracts	(56)
Other Liabilities	(3,563)
Total Liabilities	(17,411)
Net Assets (100%)	3,686,225

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	3,348,473
Total Distributable Earnings (Loss)	337,752
Net Assets	3,686,225

ETF Shares—Net Assets
Applicable to 24,431,584 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,479,853
Net Asset Value Per Share—ETF Shares	$142.43

Admiral Shares—Net Assets
Applicable to 2,820,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	206,372
Net Asset Value Per Share—Admiral Shares	$73.17

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,948,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Includes $2,089,000 of collateral received for securities on loan. OTC—Over-the-Counter.

Industrials Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
				Floating		Value and	Value and
			Notional	Interest Rate		Unrealized	Unrealized
	Termination		Amount	Received		Appreciation	(Depreciation )
Reference Entity	Date	Counterparty	($000)	(Paid	)[1]	($000)	($000)
Norfolk Southern	2/4/20	GSI	3,657	(2.485%	)	—	(56)

1 Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	38,117
Interest[1]	23
Securities Lending—Net	172
Total Income	38,312
Expenses
The Vanguard Group—Note B
Investment Advisory Services	473
Management and Administrative—ETF Shares	1,076
Management and Administrative—Admiral Shares	60
Marketing and Distribution—ETF Shares	89
Marketing and Distribution—Admiral Shares	7
Custodian Fees	34
Shareholders’ Reports—ETF Shares	88
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	1
Total Expenses	1,830
Net Investment Income	36,482
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	193,575
Futures Contracts	44
Swap Contracts	616
Realized Net Gain (Loss)	194,235
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(383,844)
Swap Contracts	(56)
Change in Unrealized Appreciation (Depreciation)	(383,900)
Net Increase (Decrease) in Net Assets Resulting from Operations	(153,183)

1 Interest income, realized net gain (loss), and the change in unrealized appreciation (depreciation) from an affiliated company of the fund were $15,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Included $186,381,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,482	61,880
Realized Net Gain (Loss)	194,235	197,071
Change in Unrealized Appreciation (Depreciation)	(383,900)	267,782
Net Increase (Decrease) in Net Assets Resulting from Operations	(153,183)	526,733
Distributions
Net Investment Income
ETF Shares	(33,686)	(57,742)
Admiral Shares	(1,815)	(3,306)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(35,501)	(61,048)
Capital Share Transactions
ETF Shares	(295,164)	313,464
Admiral Shares	(239)	13,333
Net Increase (Decrease) from Capital Share Transactions	(295,403)	326,797
Total Increase (Decrease)	(484,087)	792,482
Net Assets
Beginning of Period	4,170,312	3,377,830
End of Period	3,686,225	4,170,312

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,		Year Ended August 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$146.12		$128.70		$111.57		$99.23	$103.95	$84.17
Investment Operations
Net Investment Income	1.337	1	2.263	1	2.383	1	2.083	1.914	1.508
Net Realized and Unrealized Gain (Loss) on Investments	(3.786)		17.412		16.998		13.204	(4.961)	19.332
Total from Investment Operations	(2.449)		19.675		19.381		15.287	(3.047)	20.840
Distributions
Dividends from Net Investment Income	(1.241)		(2.255)		(2.251)		(2.947)	(1.673)	(1.060)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(1.241)		(2.255)		(2.251)		(2.947)	(1.673)	(1.060)
Net Asset Value, End of Period	$142.43		$146.12		$128.70		$111.57	$99.23	$103.95

Total Return	-1.63%		15.41%		17.55%		15.78%	-3.03%	24.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,480		$3,957		$3,202		$2,338	$1,898	$1,883
Ratio of Total Expenses to Average Net Assets	0.10%		0.10%		0.10%		0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.96%		1.62%		1.95%		2.08%	1.83%	1.69%
Portfolio Turnover Rate[2]	4%		4%		5%		8%	4%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,		Year Ended August 31,
Throughout Each Period	2019		2018		2017		2016	2015	2014
Net Asset Value, Beginning of Period	$75.07		$66.12		$57.32		$50.98	$53.40	$43.24
Investment Operations
Net Investment Income	.696	1	1.154	1	1.237	1	1.069	.982	.780
Net Realized and Unrealized Gain (Loss) on Investments	(1.959)		8.955		8.721		6.783	(2.541)	9.922
Total from Investment Operations	(1.263)		10.109		9.958		7.852	(1.559)	10.702
Distributions
Dividends from Net Investment Income	(.637)		(1.159)		(1.158)		(1.512)	(.861)	(.542)
Distributions from Realized Capital Gains	—		—		—		—	—	—
Total Distributions	(.637)		(1.159)		(1.158)		(1.512)	(.861)	(.542)
Net Asset Value, End of Period	$73.17		$75.07		$66.12		$57.32	$50.98	$53.40

Total Return[2]	-1.65%		15.41%		17.55%		15.77%	-2.98%	24.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$206		$213		$176		$77	$66	$71
Ratio of Total Expenses to Average Net Assets	0.10%		0.10%		0.10%		0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.96%		1.62%		1.95%		2.08%	1.83%	1.69%
Portfolio Turnover Rate[3]	4%		4%		5%		8%	4%	5%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Industrials Index Fund

Notes to Financial Statements

Vanguard Industrials Index Fund is registered under the Investment Company Act of 1940 as an openend investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

Industrials Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 28, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

Industrials Index Fund

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $170,000, representing 0.00% of the fund’s net assets and 0.07% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,683,433	—	—
Temporary Cash Investments	2,092	—	—
Swap Contracts—Liabilities	—	(56)	—
Total	3,685,525	(56)	—

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,321,598
Gross Unrealized Appreciation	693,835
Gross Unrealized Depreciation	(329,908)
Net Unrealized Appreciation (Depreciation)	363,927

Industrials Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $5,132,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $43,017,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $466,216,000 of investment securities and sold $760,147,000 of investment securities, other than temporary cash investments. Purchases and sales include $364,852,000 and $692,228,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	399,383	2,851	895,688	6,351
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(694,547)	(5,500)	(582,224)	(4,150)
Net Increase (Decrease)—ETF Shares	(295,164)	(2,649)	313,464	2,201
Admiral Shares
Issued	37,928	543	115,722	1,602
Issued in Lieu of Cash Distributions	1,535	22	2,828	40
Redeemed	(39,702)	(585)	(105,217)	(1,459)
Net Increase (Decrease)—Admiral Shares	(239)	(20)	13,333	183

At February 28, 2019, one shareholder was the record or beneficial owner of 47% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Information Technology Index Fund

Sector Diversification

As of February 28, 2019

Application Software	11.8%
Communications Equipment	6.0
Data Processing & Outsourced Services	16.3
Electronic Components	1.4
Electronic Equipment & Instruments	1.3
Electronic Manufacturing Services	1.0
Internet Services & Infrastructure	1.0
IT Consulting & Other Services	6.1
Semiconductor Equipment	2.2
Semiconductors	15.7
Systems Software	19.9
Technology Distributors	0.7
Technology Hardware, Storage & Peripherals	16.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Information Technology Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Communications Equipment (5.9%)
	Cisco Systems Inc.	16,458,202	852,041
	Motorola Solutions Inc.	598,545	85,664
*	Arista Networks Inc.	193,348	55,152
*	F5 Networks Inc.	222,275	37,373
	Juniper Networks Inc.	1,263,461	34,214
*	Ciena Corp.	523,900	22,350
*	ARRIS International plc	602,055	19,073
*	CommScope Holding Co. Inc.	706,067	16,458
*,^	ViaSat Inc.	207,757	15,696
*	Lumentum Holdings Inc.	273,423	13,603
^	Ubiquiti Networks Inc.	78,277	11,302
*	Viavi Solutions Inc.	844,549	11,089
*	Finisar Corp.	433,053	10,605
	InterDigital Inc.	124,145	8,657
*	NetScout Systems Inc.	285,492	7,814
*	EchoStar Corp. Class A	176,093	6,790
	Plantronics Inc.	122,316	6,145
*	Acacia Communications Inc.	88,403	4,716
*	NETGEAR Inc.	115,898	4,155
*	Extreme Networks Inc.	429,403	3,530
*	Infinera Corp.	643,770	3,290
	ADTRAN Inc.	172,283	2,588
	Comtech Telecommunications Corp.	84,258	2,233
*	CalAmp Corp.	128,460	1,786
*	Harmonic Inc.	312,276	1,724
*	Quantenna Communications Inc.	77,791	1,412
*	Calix Inc.	167,239	1,371
*	Casa Systems Inc.	109,687	1,118
*	Ribbon Communications Inc.	181,236	933
*,^	Applied Optoelectronics Inc.	67,674	914
			1,243,796
Electronic Equipment, Instruments & Components (4.4%)
	Amphenol Corp. Class A	1,102,890	103,639
	TE Connectivity Ltd.	1,255,942	103,100
	Corning Inc.	2,930,142	101,998
*	Keysight Technologies Inc.	686,918	57,983
	CDW Corp.	548,957	51,542
*	Zebra Technologies Corp.	197,050	39,510
*	Trimble Inc.	920,050	36,811
	Cognex Corp.	631,779	33,737
	FLIR Systems Inc.	508,402	26,157
*	Arrow Electronics Inc.	317,905	25,337
	National Instruments Corp.	460,927	21,544
*	IPG Photonics Corp.	136,408	21,147
*	Flex Ltd.	1,929,774	20,340
	Littelfuse Inc.	92,232	17,809
	Avnet Inc.	407,501	17,722
	SYNNEX Corp.	159,585	15,658
	Jabil Inc.	533,314	15,146
	Dolby Laboratories Inc. Class A	233,509	15,131
*	Tech Data Corp.	134,264	13,724
*	Coherent Inc.	89,718	11,940
	Vishay Intertechnology Inc.	487,361	10,683
*	Rogers Corp.	66,969	10,397
*	Novanta Inc.	120,187	9,823
*	II-VI Inc.	223,464	9,493
	Belden Inc.	147,964	9,143
*	Sanmina Corp.	253,311	8,091
*	Fabrinet	133,089	7,786
*	Plexus Corp.	116,791	7,213
*	Insight Enterprises Inc.	128,218	7,157
*	Itron Inc.	131,388	6,965
*	Anixter International Inc.	115,764	6,793
	Badger Meter Inc.	107,713	6,338
*	OSI Systems Inc.	64,304	5,585
*	Knowles Corp.	330,717	5,384
*	Fitbit Inc. Class A	760,333	4,501
*	ePlus Inc.	50,312	4,500
	Benchmark Electronics Inc.	160,987	4,411
*	TTM Technologies Inc.	335,367	4,065
	Methode Electronics Inc.	135,728	3,808
	CTS Corp.	112,821	3,624
	KEMET Corp.	186,848	3,541
	MTS Systems Corp.	64,616	3,444
*	ScanSource Inc.	91,624	3,440
	AVX Corp.	182,071	3,314
	Mesa Laboratories Inc.	12,702	2,923
*	FARO Technologies Inc.	61,668	2,825
	PC Connection Inc.	43,310	1,743
	nLight Inc.	77,545	1,659
*	Control4 Corp.	89,813	1,617
*	Kimball Electronics Inc.	95,457	1,480
*	Arlo Technologies Inc.	279,578	1,211
	Park Electrochemical Corp.	69,182	1,203
	Daktronics Inc.	139,102	1,129
			915,264
IT Services (23.3%)
	Visa Inc. Class A	5,942,162	880,153
	Mastercard Inc. Class A	3,363,791	756,079
	International Business Machines Corp.	3,327,354	459,607
*	PayPal Holdings Inc.	4,097,966	401,888
	Accenture plc Class A	2,337,043	377,152
	Automatic Data Processing Inc.	1,602,315	245,202
	Cognizant Technology Solutions Corp. Class A	2,120,040	150,480
	Fidelity National Information Services Inc.	1,197,808	129,543
*	Fiserv Inc.	1,458,332	123,506
*	Worldpay Inc. Class A	1,105,137	105,872
*	Square Inc.	1,129,054	91,724
	Paychex Inc.	1,183,022	91,116
*	FleetCor Technologies Inc.	324,643	75,733
	Global Payments Inc.	579,334	75,534
*	VeriSign Inc.	398,221	70,899
	DXC Technology Co.	1,024,882	67,499
	Total System Services Inc.	602,130	56,841
*	First Data Corp. Class A	1,971,810	49,571
*	GoDaddy Inc. Class A	635,191	47,417
*	Gartner Inc.	332,723	47,347
	Broadridge Financial Solutions Inc.	427,486	43,283
*,^	Twilio Inc. Class A	342,654	41,698
*	Akamai Technologies Inc.	596,561	41,557
	Jack Henry & Associates Inc.	283,109	37,549
	Leidos Holdings Inc.	521,622	33,692
	Alliance Data Systems Corp.	179,331	31,024
*	EPAM Systems Inc.	187,983	30,412
	Western Union Co.	1,620,553	28,959
*	WEX Inc.	158,334	28,193
	Booz Allen Hamilton Holding Corp. Class A	522,834	27,637
*	Black Knight Inc.	518,314	27,082
*	Euronet Worldwide Inc.	188,750	25,353
	Sabre Corp.	1,006,175	22,569
*	CACI International Inc. Class A	91,428	16,664
	MAXIMUS Inc.	233,630	16,513
	Science Applications International Corp.	195,775	14,624
*	LiveRamp Holdings Inc.	237,464	12,764
	Perspecta Inc.	541,867	11,433
*	CoreLogic Inc.	292,855	10,739
*	Conduent Inc.	653,497	9,554
*	ExlService Holdings Inc.	125,361	7,697
	Travelport Worldwide Ltd.	460,901	7,245
	EVERTEC Inc.	227,497	6,511
	ManTech International Corp. Class A	96,170	5,227
*	Virtusa Corp.	103,541	5,226
	CSG Systems International Inc.	123,134	5,116
*	Cardtronics plc Class A	167,171	4,933
*	Sykes Enterprises Inc.	152,492	4,512
	NIC Inc.	249,174	4,258
*,^	GTT Communications Inc.	118,739	3,712
*	Perficient Inc.	124,983	3,576
	Cass Information Systems Inc.	52,308	2,732
*	Carbonite Inc.	117,097	2,725
*,^	Tucows Inc. Class A	32,754	2,539
*	Unisys Corp.	183,089	2,474
*	Everi Holdings Inc.	262,562	2,019
	Presidio Inc.	120,257	2,000
	TTEC Holdings Inc.	58,050	1,989
*	Endurance International Group Holdings Inc.	241,840	1,693
	Hackett Group Inc.	94,362	1,534
*	Net 1 UEPS Technologies Inc.	204,039	798

Information Technology Index Fund

			Market
			Value•
		Shares	($000)
*	Internap Corp.	50,068	271
*	MoneyGram International Inc.	94,297	229
			4,893,478
Semiconductors & Semiconductor Equipment (17.8%)
	Intel Corp.	16,708,022	884,857
	Broadcom Inc.	1,513,526	416,764
	Texas Instruments Inc.	3,515,808	371,902
	NVIDIA Corp.	2,121,529	327,267
	QUALCOMM Inc.	4,437,293	236,907
*	Micron Technology Inc.	4,152,433	169,751
	Analog Devices Inc.	1,355,807	145,017
	Applied Materials Inc.	3,598,689	137,974
	Xilinx Inc.	926,020	116,030
	Lam Research Corp.	568,016	100,022
*	Advanced Micro Devices Inc.	3,475,686	81,783
	Microchip Technology Inc.	865,655	75,199
	KLA-Tencor Corp.	598,448	69,115
	Maxim Integrated Products Inc.	1,014,152	55,200
	Skyworks Solutions Inc.	649,215	53,015
	Marvell Technology Group Ltd.	2,289,423	45,674
*	ON Semiconductor Corp.	1,539,074	33,059
*	Qorvo Inc.	457,189	32,067
	Teradyne Inc.	656,122	26,789
	Universal Display Corp.	155,230	23,167
*	Integrated Device Technology Inc.	473,892	22,903
*	Cree Inc.	375,373	20,424
	Monolithic Power Systems Inc.	147,507	19,782
	Versum Materials Inc.	400,869	19,643
	Cypress Semiconductor Corp.	1,259,666	19,437
	Entegris Inc.	518,690	18,325
*	Mellanox Technologies Ltd.	166,398	17,878
	MKS Instruments Inc.	197,812	16,393
*	First Solar Inc.	289,599	15,218
*	Semtech Corp.	241,137	13,272
*	Silicon Laboratories Inc.	158,896	12,874
	Cabot Microelectronics Corp.	106,016	11,990
*	Cirrus Logic Inc.	221,159	8,875
	Brooks Automation Inc.	263,517	8,462
	Power Integrations Inc.	108,669	7,939
*	Advanced Energy Industries Inc.	141,873	7,146
*	Inphi Corp.	147,380	6,370
*	MaxLinear Inc.	239,099	6,011
*	Diodes Inc.	146,795	5,920
	Kulicke & Soffa Industries Inc.	245,235	5,719
*,^	SolarEdge Technologies Inc.	132,604	5,604
*	Synaptics Inc.	128,818	5,394
*	Lattice Semiconductor Corp.	449,621	5,306
*	Ambarella Inc.	115,649	4,669
*	FormFactor Inc.	267,859	4,246
	Xperi Corp.	173,806	4,171
*	Rambus Inc.	392,462	4,031
*	Amkor Technology Inc.	391,252	3,435
*	MACOM Technology Solutions Holdings Inc.	165,431	3,158
*	Rudolph Technologies Inc.	117,801	2,660
	Cohu Inc.	147,517	2,639
*	Axcelis Technologies Inc.	117,369	2,467
*	Photronics Inc.	250,956	2,462
*	Nanometrics Inc.	82,046	2,335
*	CEVA Inc.	78,993	2,198
*	Veeco Instruments Inc.	177,063	2,022
	NVE Corp.	17,627	1,812
*,^	Ichor Holdings Ltd.	75,092	1,575
*	Ultra Clean Holdings Inc.	141,340	1,505
*,^	SunPower Corp. Class A	230,180	1,485
*	PDF Solutions Inc.	97,481	1,161
*	SMART Global Holdings Inc.	36,909	1,082
*	NeoPhotonics Corp.	126,781	1,014
*	Alpha & Omega Semiconductor Ltd.	73,037	786
*,^	Impinj Inc.	43,768	732
*	Aquantia Corp.	67,480	530
			3,734,619
Software (31.7%)
	Microsoft Corp.	26,696,737	2,990,835
	Oracle Corp.	9,708,470	506,103
*	Adobe Inc.	1,786,941	469,072
*	salesforce.com Inc.	2,800,449	458,293
	Intuit Inc.	902,583	223,055
*	ServiceNow Inc.	656,427	157,175
*	Autodesk Inc.	800,414	130,475
*	Red Hat Inc.	647,598	118,251
*	Workday Inc. Class A	545,487	107,968
*	Palo Alto Networks Inc.	347,259	85,519
*	Splunk Inc.	536,847	72,947
*	Cadence Design Systems Inc.	1,033,519	59,169
*	Synopsys Inc.	544,118	55,326
*	ANSYS Inc.	306,100	54,259
	Symantec Corp.	2,339,639	52,618
	Citrix Systems Inc.	494,157	52,134
	VMware Inc. Class A	301,696	51,834
	SS&C Technologies Holdings Inc.	826,056	50,869
*	Fortinet Inc.	529,976	45,997
*	PTC Inc.	412,829	38,319
*	Ultimate Software Group Inc.	108,723	36,042
*	Tableau Software Inc. Class A	261,923	34,548
*	Paycom Software Inc.	181,887	33,054
*	Zendesk Inc.	391,835	30,963
*	Tyler Technologies Inc.	135,086	27,664
*	Guidewire Software Inc.	296,952	27,242
*	RingCentral Inc. Class A	251,211	26,450
*	Fair Isaac Corp.	105,726	26,201
	CDK Global Inc.	449,479	26,074
*	Aspen Technology Inc.	258,482	26,032
*	Nutanix Inc.	490,711	24,580
*	Proofpoint Inc.	200,175	23,639
*	Trade Desk Inc. Class A	119,403	23,587
*,^	HubSpot Inc.	136,531	22,989
*	Teradata Corp.	431,860	20,889
*	Nuance Communications Inc.	1,053,369	17,665
*	RealPage Inc.	275,506	16,864
*	New Relic Inc.	156,511	16,551
*	Coupa Software Inc.	170,087	16,021
*	2U Inc.	212,850	15,687
	j2 Global Inc.	180,427	15,338
	LogMeIn Inc.	188,407	14,967
	Blackbaud Inc.	177,687	13,725
*	ACI Worldwide Inc.	423,083	13,484
*	Manhattan Associates Inc.	239,674	13,122
*	Ellie Mae Inc.	128,198	12,754
*	Verint Systems Inc.	237,951	12,671
*	FireEye Inc.	685,537	11,490
*	Cloudera Inc.	778,620	11,344
*	Five9 Inc.	205,814	10,916
*	CommVault Systems Inc.	160,957	10,847
*	Qualys Inc.	122,733	10,264
*	Paylocity Holding Corp.	116,118	10,168
*	Envestnet Inc.	166,378	10,151
*	Box Inc.	499,648	10,113
*	Cornerstone OnDemand Inc.	172,159	9,727
	Pegasystems Inc.	142,569	9,368
*	Q2 Holdings Inc.	135,235	9,307
*	SailPoint Technologies Holding Inc.	289,700	8,934
	Zscaler Inc.	178,879	8,887
*	Bottomline Technologies DE Inc.	158,095	7,886
*	Mimecast Ltd.	155,856	7,525
*	Alarm.com Holdings Inc.	112,892	7,409
*	SPS Commerce Inc.	65,389	6,982
*	Everbridge Inc.	98,652	6,976
*	8x8 Inc.	350,223	6,889
*	Blackline Inc.	118,275	6,191
*	Avaya Holdings Corp.	398,533	6,173
*	LivePerson Inc.	219,823	6,146
*	Varonis Systems Inc.	107,122	6,102
	Progress Software Corp.	148,910	5,477
*	PROS Holdings Inc.	124,183	5,290
*	Rapid7 Inc.	111,555	5,135
*	Instructure Inc.	107,011	5,001
^	Ceridian HCM Holding Inc.	99,761	4,890
*	MicroStrategy Inc. Class A	33,867	4,792
	Ebix Inc.	79,617	4,639
*	Workiva Inc.	92,205	4,560
	TiVo Corp.	452,268	4,536
*	ForeScout Technologies Inc.	86,611	3,598
*	Appfolio Inc.	48,561	3,510
*	Yext Inc.	171,576	3,188
*	Benefitfocus Inc.	57,987	2,848
	Monotype Imaging Holdings Inc.	134,622	2,639
*	OneSpan Inc.	115,364	2,457
*	Upland Software Inc.	57,056	2,003
*	Cision Ltd.	142,117	1,850
	QAD Inc. Class A	36,822	1,667
*	A10 Networks Inc.	198,193	1,383
*	ShotSpotter Inc.	23,546	1,176
*	MobileIron Inc.	200,327	1,014
			6,640,469
Technology Hardware, Storage & Peripherals (16.5%)
	Apple Inc.	17,372,672	3,008,078
	HP Inc.	5,794,865	114,333
	Hewlett Packard Enterprise Co.	5,390,384	88,294
	NetApp Inc.	922,356	60,138
	Western Digital Corp.	1,057,744	53,205
	Seagate Technology plc	994,725	46,314
*	Dell Technologies Inc.	568,414	31,729
	Xerox Corp.	785,824	24,282
*	Pure Storage Inc. Class A	677,410	13,873
*	NCR Corp.	434,942	12,187

Information Technology Index Fund

			Market
			Value•
		Shares	($000)
*,^	3D Systems Corp.	416,158	5,876
*	Electronics For Imaging Inc.	161,021	4,354
*	Cray Inc.	147,415	3,616
*	Diebold Nixdorf Inc.	234,897	2,159
*,^	USA Technologies Inc.	203,603	806
			3,469,244
Total Common Stocks (Cost $16,468,332)			20,896,870
Temporary Cash Investments (0.5%)[1]
Money Market Fund (0.5%)
2,3	Vanguard Market Liquidity Fund, 2.563%	1,059,051	105,915

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill, 2.479%, 5/9/19	2,000	1,991
Total Temporary Cash Investments (Cost $107,892)			107,906
Total Investments (100.1%) (Cost $16,576,224)			21,004,776

			Amount
			($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard			1,005
Receivables for Investment Securities Sold			115,643
Receivables for Accrued Income			29,989
Receivables for Capital Shares Issued			2,071
Unrealized Appreciation—OTC Swap Contracts			6,571
Other Assets			210
Total Other Assets			155,489
Liabilities
Payables for Investment Securities Purchased			(116,009)
Collateral for Securities on Loan			(55,253)
Payables for Capital Shares Redeemed			(2,741)
Payables to Vanguard			(3,029)
Variation Margin Payable—Futures Contracts			(27)
Other Liabilities			(159)
Total Liabilities			(177,218)
Net Assets (100%)			20,983,047

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	16,623,157
Total Distributable Earnings (Loss)	4,359,890
Net Assets	20,983,047

ETF Shares—Net Assets
Applicable to 97,892,325 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,919,224
Net Asset Value Per Share—ETF Shares	$193.27

Admiral Shares—Net Assets
Applicable to 20,854,439 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,063,823
Net Asset Value Per Share—Admiral Shares	$98.96

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,392,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts and swap contracts. After giving effect to futures and swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $55,253,000 of collateral received for securities on loan.

4   Securities with a value of $597,000 have been segregated as initial margin for open futures contracts.

OTC—Over-the-Counter.

Information Technology Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini NASDAQ 100 Index	March 2019	71		10,086	199

Over-the-Counter Total Return Swaps

				Floating		Value and	Value and
			Notional	Interest Rate		Unrealized	Unrealized
	Termination		Amount	Received		Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(Paid)	[1]	($000)	($000)
Visa Inc. Class A	9/4/19	BOANA	67,505	(2.414%	)	6,571	—

1   Payment received/paid monthly.

BOANA—Bank of America, NA.

At February 28, 2019, a counterparty had deposited in a segregated account securities with a value of $1,137,000 and cash of $5,000,000 in connection with open swap contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	159,013
Interest1	917
Securities Lending—Net	604
Total Income	160,534
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,582
Management and Administrative—ETF Shares	7,353
Management and Administrative—Admiral Shares	732
Marketing and Distribution—ETF Shares	446
Marketing and Distribution—Admiral Shares	66
Custodian Fees	34
Shareholders’ Reports—ETF Shares	393
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	4
Total Expenses	10,617
Expenses Paid Indirectly	(5)
Net Expenses	10,612
Net Investment Income	149,922
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	1,663,263
Futures Contracts	(3,270)
Swap Contracts	(1,422)
Realized Net Gain (Loss)	1,658,571
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(3,117,206)
Futures Contracts	191
Swap Contracts	1,500
Change in Unrealized Appreciation (Depreciation)	(3,115,515)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,307,022)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $891,000, ($5,000), and $3,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $1,707,915,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	149,922	219,648
Realized Net Gain (Loss)	1,658,571	3,217,988
Change in Unrealized Appreciation (Depreciation)	(3,115,515)	2,729,899
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,307,022)	6,167,535
Distributions
Net Investment Income
ETF Shares	(141,089)	(181,165)
Admiral Shares	(13,351)	(13,713)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(154,440)	(194,878)
Capital Share Transactions
ETF Shares	(2,314,978)	2,412,421
Admiral Shares	130,980	672,602
Net Increase (Decrease) from Capital Share Transactions	(2,183,998)	3,085,023
Total Increase (Decrease)	(3,645,460)	9,057,680
Net Assets
Beginning of Period	24,628,507	15,570,827
End of Period	20,983,047	24,628,507

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$202.82	$151.19	$117.82	$102.35	$101.41	$77.63
Investment Operations
Net Investment Income	1.289 [1]	1.921 [1]	1.646 [1]	1.566	1.277	1.135
Net Realized and Unrealized Gain (Loss) on Investments	(9.550)	51.430	33.329	16.049	.834	23.589
Total from Investment Operations	(8.261)	53.351	34.975	17.615	2.111	24.724
Distributions
Dividends from Net Investment Income	(1.289)	(1.721)	(1.605)	(2.145)	(1.171)	(.944)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.289)	(1.721)	(1.605)	(2.145)	(1.171)	(.944)
Net Asset Value, End of Period	$193.27	$202.82	$151.19	$117.82	$102.35	$101.41

Total Return	-4.06%	35.52%	29.93%	17.48%	2.05%	32.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,919	$22,595	$14,638	$9,429	$7,259	$5,876
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.10%	1.24%	1.50%	1.35%	1.38%
Portfolio Turnover Rate[2]	4%	7%	6%	5%	3%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$103.86	$77.42	$60.33	$52.41	$51.93	$39.75
Investment Operations
Net Investment Income	.667 [1]	1.001 [1]	.850 [1]	.802	.655	.580
Net Realized and Unrealized Gain (Loss) on Investments	(4.905)	26.324	17.062	8.216	.426	12.079
Total from Investment Operations	(4.238)	27.325	17.912	9.018	1.081	12.659
Distributions
Dividends from Net Investment Income	(.662)	(.885)	(.822)	(1.098)	(.601)	(.479)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.662)	(.885)	(.822)	(1.098)	(.601)	(.479)
Net Asset Value, End of Period	$98.96	$103.86	$77.42	$60.33	$52.41	$51.93

Total Return[2]	-4.06%	35.54%	29.94%	17.49%	2.09%	32.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,064	$2,033	$933	$456	$342	$241
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.10%	1.24%	1.50%	1.35%	1.38%
Portfolio Turnover Rate[3]	4%	7%	6%	5%	3%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Information Technology Index Fund

Notes to Financial Statements

Vanguard Information Technology Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

Information Technology Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 28, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015—2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

Information Technology Index Fund

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $1,005,000, representing 0.00% of the fund’s net assets and 0.40% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	20,896,870	—	—
Temporary Cash Investments	105,915	1,991	—
Futures Contracts—Liabilities[1]	(27)	—	—
Swap Contracts—Assets	—	6,571	—
Total	21,002,758	8,562	—

1 Represents variation margin on the last day of the reporting period.

Information Technology Index Fund

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	16,576,224
Gross Unrealized Appreciation	5,029,358
Gross Unrealized Depreciation	(600,806)
Net Unrealized Appreciation (Depreciation)	4,428,552

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $20,327,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $61,476,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 28, 2019, the fund purchased $1,625,408,000 of investment securities and sold $3,807,622,000 of investment securities, other than temporary cash investments. Purchases and sales include $964,952,000 and $3,350,507,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,048,169	5,637	9,211,374	51,414
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(3,363,147)	(19,150)	(6,798,953)	(36,825)
Net Increase (Decrease)—ETF Shares	(2,314,978)	(13,513)	2,412,421	14,589
Admiral Shares
Issued	442,502	4,674	1,079,669	12,095
Issued in Lieu of Cash Distributions	12,114	126	12,466	143
Redeemed	(323,636)	(3,521)	(419,533)	(4,713)
Net Increase (Decrease)—Admiral Shares	130,980	1,279	672,602	7,525

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Materials Index Fund

Sector Diversification

As of February 28, 2019

Aluminum	0.9%
Commodity Chemicals	5.6
Construction Materials	3.9
Copper	2.1
Diversified Chemicals	17.4
Diversified Metals & Mining	0.4
Fertilizers & Agricultural Chemicals	4.5
Forest Products	0.6
Gold	2.9
Industrial Gases	16.2
Metal & Glass Containers	5.4
Paper Packaging	8.0
Paper Products	1.0
Silver	0.2
Specialty Chemicals	24.4
Steel	6.5

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Materials Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Chemicals (68.0%)
	DowDuPont Inc.	6,919,929	368,348
	Linde plc	1,662,045	287,933
	Ecolab Inc.	784,147	132,450
	Air Products & Chemicals Inc.	662,131	119,965
	Sherwin-Williams Co.	254,145	110,096
	LyondellBasell Industries NV Class A	983,664	84,123
	PPG Industries Inc.	723,554	81,016
	Celanese Corp. Class A	403,441	41,268
	FMC Corp.	406,136	36,349
	Eastman Chemical Co.	422,397	34,928
	Mosaic Co.	1,104,478	34,537
	International Flavors & Fragrances Inc.	257,258	32,800
	CF Industries Holdings Inc.	696,122	29,376
	Albemarle Corp.	320,359	29,246
	RPM International Inc.	400,297	23,165
	Chemours Co.	516,092	19,627
*	Axalta Coating Systems Ltd.	647,982	17,320
	Huntsman Corp.	646,920	16,037
*	Ingevity Corp.	126,600	14,587
	Ashland Global Holdings Inc.	188,489	14,585
	WR Grace & Co.	181,962	14,133
	Olin Corp.	503,355	13,017
	NewMarket Corp.	27,500	12,072
	Valvoline Inc.	567,963	10,672
	Scotts Miracle-Gro Co.	125,264	10,259
	Balchem Corp.	97,396	8,642
	Cabot Corp.	181,294	8,499
	Quaker Chemical Corp.	40,269	8,416
	Sensient Technologies Corp.	127,684	8,261
	Westlake Chemical Corp.	116,999	8,175
	PolyOne Corp.	240,607	7,849
*	Element Solutions Inc.	694,510	7,820
	HB Fuller Co.	152,634	7,705
	Trinseo SA	127,432	6,396
	Minerals Technologies Inc.	106,452	6,302
*	GCP Applied Technologies Inc.	206,526	6,190
	Innospec Inc.	73,612	6,026
	Stepan Co.	61,006	5,741
*	Ferro Corp.	238,145	4,618
*	Kraton Corp.	96,568	3,436
	Tronox Ltd. Class A	284,837	3,370
*	AdvanSix Inc.	89,728	2,939
	Chase Corp.	22,766	2,198
	Rayonier Advanced Materials Inc.	153,633	2,165
*	PQ Group Holdings Inc.	123,034	2,015
	Innophos Holdings Inc.	58,890	1,955
	American Vanguard Corp.	82,478	1,549
*	Koppers Holdings Inc.	61,749	1,518
	FutureFuel Corp.	79,300	1,462
	Tredegar Corp.	74,715	1,301
	Hawkins Inc.	29,323	1,209
*	Intrepid Potash Inc.	296,885	1,128
*	OMNOVA Solutions Inc.	136,265	1,111
	Kronos Worldwide Inc.	69,138	1,054
*	Venator Materials plc	161,600	952
*	AgroFresh Solutions Inc.	82,020	353
			1,718,264
Construction Materials (3.9%)
	Vulcan Materials Co.	398,248	44,389
	Martin Marietta Materials Inc.	189,134	35,519
	Eagle Materials Inc.	141,559	10,821
*	Summit Materials Inc. Class A	336,755	5,725
*	US Concrete Inc.	48,156	1,932
	United States Lime & Minerals Inc.	6,938	499
*,^	Forterra Inc.	57,689	303
			99,188
Containers & Packaging (13.4%)
	Ball Corp.	971,931	53,242
	International Paper Co.	1,160,605	53,179
	Westrock Co.	764,788	28,588
	Avery Dennison Corp.	261,547	28,258
	Packaging Corp. of America	285,022	27,245
*	Crown Holdings Inc.	407,746	22,136
*	Berry Global Group Inc.	395,113	20,732
	Sealed Air Corp.	473,339	20,647
	AptarGroup Inc.	189,460	19,274
	Sonoco Products Co.	301,053	17,428
	Bemis Co. Inc.	274,584	14,525
	Graphic Packaging Holding Co.	936,759	11,410
	Owens-Illinois Inc.	478,665	9,535
	Silgan Holdings Inc.	233,167	6,601
	Greif Inc. Class A	78,352	3,150
	Myers Industries Inc.	85,142	1,624
			337,574
Metals & Mining (13.1%)
	Nucor Corp.	946,888	57,353
	Newmont Mining Corp.	1,606,576	54,816
	Freeport-McMoRan Inc.	4,151,930	53,560
	Steel Dynamics Inc.	692,426	25,841
	Reliance Steel & Aluminum Co.	212,467	18,963
	Royal Gold Inc.	197,579	17,468
*	Alcoa Corp.	562,476	16,593
	United States Steel Corp.	534,935	11,988
*	Allegheny Technologies Inc.	379,372	10,861
	Cleveland-Cliffs Inc.	854,812	9,480
	Carpenter Technology Corp.	142,646	6,696
	Commercial Metals Co.	354,252	5,863
	Kaiser Aluminum Corp.	49,672	5,438
	Compass Minerals International Inc.	102,237	5,355
	Worthington Industries Inc.	133,664	5,254
	Materion Corp.	60,861	3,517
	Hecla Mining Co.	1,446,047	3,470
	Warrior Met Coal Inc.	111,593	3,267
*	Coeur Mining Inc.	611,917	2,925
*	AK Steel Holding Corp.	955,029	2,884
	Schnitzer Steel Industries Inc.	79,717	1,937
*	SunCoke Energy Inc.	176,871	1,755
^	McEwen Mining Inc.	812,574	1,471
*	TimkenSteel Corp.	114,122	1,422
*	Century Aluminum Co.	158,379	1,367
	Haynes International Inc.	37,867	1,332
*	Ryerson Holding Corp.	52,042	441
			331,317
Other (0.0%)[2]
*,§	A Schulman Inc. CVR	108,962	47

Paper & Forest Products (1.5%)
	Louisiana-Pacific Corp.	426,189	10,770
	Domtar Corp.	189,931	9,669
	Schweitzer-Mauduit International Inc.	92,454	3,565
	Neenah Inc.	50,799	3,433
	Boise Cascade Co.	116,841	3,259
*	Verso Corp.	103,680	2,037
	Mercer International Inc.	128,509	1,840
	PH Glatfelter Co.	132,626	1,784
	Resolute Forest Products Inc.	176,228	1,438
*	Clearwater Paper Corp.	49,565	1,418
			39,213
Total Common Stocks (Cost $2,741,794)			2,525,603
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
3,4	Vanguard Market Liquidity Fund, 2.563%	16,676	1,668

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
5	United States Treasury Bill, 2.480%, 5/9/19	200	199
Total Temporary Cash Investments (Cost $1,866)			1,867
Total Investments (100.0%) (Cost $2,743,660)			2,527,470

Materials Index Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	119
Receivables for Investment Securities Sold	6,547
Receivables for Accrued Income	5,257
Receivables for Capital Shares Issued	914
Total Other Assets	12,837
Liabilities
Payables for Investment Securities Purchased	(10,579)
Collateral for Securities on Loan	(1,273)
Payables for Capital Shares Redeemed	(316)
Payables to Vanguard	(691)
Variation Margin Payable—Futures Contracts	(4)
Total Liabilities	(12,863)
Net Assets (100%)	2,527,444

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,775,093
Total Distributable Earnings (Loss)	(247,649)
Net Assets	2,527,444

ETF Shares—Net Assets
Applicable to 16,842,323 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,076,242
Net Asset Value Per Share—ETF Shares	$123.28

Admiral Shares—Net Assets
Applicable to 7,183,389 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	451,202
Net Asset Value Per Share—Admiral Shares	$62.81

• See Note A in Notes to Financial Statements.

* Non-income-producing security.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,150,000.

§ Security value determined using significant unobservable inputs.

1 The portfolio invests a portion of its cash reserves in equtiy markets through the use of index futures contracts. After giving effect to futures investments, the portfolio’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2 “Other” represents securities that are not classified by the fund’s benchmark index.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $1,273,000 of collateral received for securities on loan.

5 Securities with a value of $100,000 has been segregated as initial margin for open futures contracts.

CVR—Contingent Value Rights.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	7		975	20

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	26,412
Interest1	23
Securities Lending—Net	28
Total Income	26,463
Expenses
The Vanguard Group—Note B
Investment Advisory Services	349
Management and Administrative—ETF Shares	638
Management and Administrative—Admiral Shares	129
Marketing and Distribution—ETF Shares	65
Marketing and Distribution—Admiral Shares	15
Custodian Fees	35
Shareholders’ Reports—ETF Shares	98
Shareholders’ Reports—Admiral Shares	3
Trustees’ Fees and Expenses	1
Total Expenses	1,333
Net Investment Income	25,130
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	108,365
Futures Contracts	—
Realized Net Gain (Loss)	108,365
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(416,190)
Futures Contracts	20
Change in Unrealized Appreciation (Depreciation)	(416,170)
Net Increase (Decrease) in Net Assets Resulting from Operations	(282,675)

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $14,000, ($1,000), and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2 Includes $92,360,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,130	49,739
Realized Net Gain (Loss)	108,365	100,559
Change in Unrealized Appreciation (Depreciation)	(416,170)	70,395
Net Increase (Decrease) in Net Assets Resulting from Operations	(282,675)	220,693
Distributions
Net Investment Income
ETF Shares	(24,383)	(40,107)
Admiral Shares	(4,285)	(7,107)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(28,668)	(47,214)
Capital Share Transactions
ETF Shares	(400,275)	692,426
Admiral Shares	37,807	50,459
Net Increase (Decrease) from Capital Share Transactions	(362,468)	742,885
Total Increase (Decrease)	(673,811)	916,364
Net Assets
Beginning of Period	3,201,255	2,284,891
End of Period	2,527,444	3,201,255

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$134.33	$124.29	$108.16	$96.39	$113.50	$90.94
Investment Operations
Net Investment Income	1.136 [1]	2.285 [1]	2.175 [1]	1.980	2.126	1.847
Net Realized and Unrealized Gain (Loss) on Investments	(10.968)	9.961	16.072	12.770	(17.344)	22.612
Total from Investment Operations	(9.832)	12.246	18.247	14.750	(15.218)	24.459
Distributions
Dividends from Net Investment Income	(1.218)	(2.206)	(2.117)	(2.980)	(1.892)	(1.899)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.218)	(2.206)	(2.117)	(2.980)	(1.892)	(1.899)
Net Asset Value, End of Period	$123.28	$134.33	$124.29	$108.16	$96.39	$113.50

Total Return	-7.31%	9.91%	17.06%	15.83%	-13.56%	27.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,076	$2,749	$1,913	$1,448	$1,022	$1,323
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.71%	1.87%	2.06%	1.86%	1.88%
Portfolio Turnover Rate[2]	3%	5%	5%	6%	4%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$68.45	$63.33	$55.11	$49.12	$57.84	$46.34
Investment Operations
Net Investment Income	.573 [1]	1.159 [1]	1.104 [1]	1.008	1.088	.936
Net Realized and Unrealized Gain (Loss) on Investments	(5.592)	5.084	8.195	6.505	(8.846)	11.528
Total from Investment Operations	(5.019)	6.243	9.299	7.513	(7.758)	12.464
Distributions
Dividends from Net Investment Income	(.621)	(1.123)	(1.079)	(1.523)	(.962)	(.964)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.621)	(1.123)	(1.079)	(1.523)	(.962)	(.964)
Net Asset Value, End of Period	$62.81	$68.45	$63.33	$55.11	$49.12	$57.84

Total Return[2]	-7.33%	9.91%	17.06%	15.80%	-13.54%	27.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$451	$452	$372	$235	$193	$175
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	1.88%	1.71%	1.87%	2.06%	1.86%	1.88%
Portfolio Turnover Rate[3]	3%	5%	5%	6%	4%	4%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Calculated based on average shares outstanding.

2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Materials Index Fund

Notes to Financial Statements

Vanguard Materials Index Fund is registered under the Investment Company Act of 1940 as an openend investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties.

Materials Index Fund

The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $119,000, representing 0.00% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Materials Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,525,556	—	47
Temporary Cash Investments	1,668	199	—
Futures Contracts—Liabilities[1]	(4)	—	—
Total	2,527,220	199	47

1 Represents variation margin on the last day of the reporting period.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,743,660
Gross Unrealized Appreciation	149,351
Gross Unrealized Depreciation	(365,541)
Net Unrealized Appreciation (Depreciation)	(216,190)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $21,133,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $33,170,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $462,176,000 of investment securities and sold $828,916,000 of investment securities, other than temporary cash investments. Purchases and sales include $225,944,000 and $786,599,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	388,176	3,250	1,186,394	8,777
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(788,451)	(6,875)	(493,968)	(3,700)
Net Increase (Decrease)—ETF Shares	(400,275)	(3,625)	692,426	5,077
Admiral Shares
Issued	94,325	1,514	172,752	2,524
Issued in Lieu of Cash Distributions	3,928	62	6,475	97
Redeemed	(60,446)	(994)	(128,768)	(1,894)
Net Increase (Decrease)—Admiral Shares	37,807	582	50,459	727

At February 28, 2019, one shareholder was the record or beneficial owner of 25% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

Utilities Index Fund

Sector Diversification

As of February 28, 2019

Electric Utilities	56.2%
Gas Utilities	5.5
Independent Power Producers & Energy Traders	3.8
Multi-Utilities	29.9
Renewable Electricity	0.8
Water Utilities	3.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Utilities Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

Market
Value•
Shares	($000)
Common Stocks (99.9%)[1]
Electric Utilities (56.1%)
NextEra Energy Inc.	2,399,223	450,382
Duke Energy Corp.	3,578,458	320,845
Southern Co.	5,164,831	256,640
Exelon Corp.	4,853,961	235,854
American Electric Power Co. Inc.	2,475,432	200,881
Xcel Energy Inc.	2,579,986	141,538
PPL Corp.	3,615,416	116,308
Eversource Energy	1,591,002	111,068
FirstEnergy Corp.	2,567,621	104,631
Edison International	1,635,393	97,944
Entergy Corp.	909,430	84,877
Evergy Inc.	1,322,499	73,941
Pinnacle West Capital Corp.	562,576	52,736
Alliant Energy Corp.	1,087,857	49,900
OGE Energy Corp.	1,002,517	42,627
IDACORP Inc.	253,081	24,906
Portland General Electric Co.	448,165	22,471
Hawaiian Electric Industries Inc.	547,398	20,954
ALLETE Inc.	258,208	20,928
PNM Resources Inc.	399,893	17,467
Avangrid Inc.	310,863	15,030
MGE Energy Inc.	174,089	11,128
El Paso Electric Co.	204,451	10,999
Otter Tail Corp.	179,529	9,027
Spark Energy Inc. Class A	57,311	573
2,493,655
Gas Utilities (5.5%)
Atmos Energy Corp.	590,730	58,394
UGI Corp.	876,173	48,102
ONE Gas Inc.	266,538	23,042
Southwest Gas Holdings Inc.	267,711	21,936
New Jersey Resources Corp.	448,173	21,692
National Fuel Gas Co.	351,120	21,134
Spire Inc.	257,146	20,397
South Jersey Industries Inc.	431,985	12,506
Northwest Natural Holding Co.	147,198	9,453
Chesapeake Utilities Corp.	83,230	7,491
244,147
Independent Power and Renewable Electricity Producers (4.6%)
NRG Energy Inc.	1,454,790	60,636
AES Corp.	3,323,717	57,268
*	Vistra Energy Corp.	1,645,541	42,850
NextEra Energy Partners LP	281,258	12,147
Ormat Technologies Inc.	191,018	10,665
Pattern Energy Group Inc. Class A	419,008	8,740
Clearway Energy Inc.	289,179	4,335
TerraForm Power Inc. Class A	315,131	3,942
Clearway Energy Inc. Class A	252,874	3,732
204,315
Multi-Utilities (29.9%)
Dominion Energy Inc.	3,774,250	279,634
Sempra Energy	1,373,740	165,453
Public Service Enterprise Group Inc.	2,537,443	149,227
Consolidated Edison Inc.	1,563,724	128,929
WEC Energy Group Inc.	1,583,950	120,824
DTE Energy Co.	913,435	112,864
Ameren Corp.	1,226,301	87,362
CMS Energy Corp.	1,422,335	77,375
CenterPoint Energy Inc.	2,516,576	75,850
NiSource Inc.	1,866,880	50,368
MDU Resources Group Inc.	935,479	24,715
Black Hills Corp.	301,178	21,378
NorthWestern Corp.	252,777	17,325
Avista Corp.	330,057	13,338
Unitil Corp.	74,637	4,098
1,328,740
Water Utilities (3.8%)
American Water Works Co. Inc.	907,144	92,184
Aqua America Inc.	894,250	32,139
American States Water Co.	184,702	13,138
California Water Service Group	241,467	12,561
SJW Group	117,071	7,161
Middlesex Water Co.	82,137	4,835
Connecticut Water Service Inc.	60,538	4,061
York Water Co.	42,436	1,547
*	AquaVenture Holdings Ltd.	60,282	1,334
168,960
Total Common Stocks (Cost $3,991,176)	4,439,817
Temporary Cash Investment (0.0%)[1]
Money Market Fund (0.0%)
2	Vanguard Market Liquidity Fund, 2.563% (Cost $351)	3,515	351
Total Investments (99.9%) (Cost $3,991,527)	4,440,168

Amount
($000)
Other Assets and Liabilities (0.1%)
Other Assets
Investment in Vanguard	210
Receivables for Investment Securities Sold	23,213
Receivables for Accrued Income	22,741
Receivables for Capital Shares Issued	3,081
Unrealized Appreciation—OTC Swap Contracts	83
Total Other Assets	49,328
Liabilities
Payables for Investment Securities Purchased	(31,394)
Payables for Capital Shares Redeemed	(1,771)
Payables to Vanguard	(1,078)
Other Liabilities	(9,623)
Total Liabilities	(43,866)
Net Assets (100%)	4,445,630

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	4,117,961
Total Distributable Earnings (Loss)	327,669
Net Assets	4,445,630

ETF Shares—Net Assets
Applicable to 26,720,935 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,391,820
Net Asset Value Per Share—ETF Shares	$126.93

Admiral Shares—Net Assets
Applicable to 16,547,520 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,053,810
Net Asset Value Per Share—Admiral Shares	$63.68

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

1     The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.

2     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

OTC—Over-the-Counter.

Utilities Index Fund

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps

				Floating		Value and	Value and
			Notional	Interest Rate		Unrealized	Unrealized
	Termination		Amount	Received		Appreciation	(Depreciation	)
Reference Entity	Date	Counterparty	($000)	(Paid	)[1]	($000)	($000)
Alliant Energy Corp.	2/4/20	GSI	4,318	(2.485)		83	—

1     Payment received/paid monthly.

GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	69,801
Interest[1]	30
Total Income	69,831
Expenses
The Vanguard Group—Note B
Investment Advisory Services	500
Management and Administrative—ETF Shares	914
Management and Administrative—Admiral Shares	290
Marketing and Distribution—ETF Shares	85
Marketing and Distribution—Admiral Shares	31
Custodian Fees	59
Shareholders’ Reports—ETF Shares	75
Shareholders’ Reports—Admiral Shares	4
Trustees’ Fees and Expenses	1
Total Expenses	1,959
Net Investment Income	67,872
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	30,838
Futures Contracts	49
Swap Contracts	361
Realized Net Gain (Loss)	31,248
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	224,251
Swap Contracts	83
Change in Unrealized Appreciation (Depreciation)	224,334
Net Increase (Decrease) in Net Assets Resulting from Operations	323,454

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $30,000, $1,000, and ($1,000), respectively.

2   Includes $157,993,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	67,872	112,216
Realized Net Gain (Loss)	31,248	104,150
Change in Unrealized Appreciation (Depreciation)	224,334	(151,539)
Net Increase (Decrease) in Net Assets Resulting from Operations	323,454	64,827
Distributions
Net Investment Income
ETF Shares	(48,883)	(85,520)
Admiral Shares	(14,724)	(26,611)
Realized Capital Gain
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(63,607)	(112,131)
Capital Share Transactions
ETF Shares	383,729	156,610
Admiral Shares	124,404	34,023
Net Increase (Decrease) from Capital Share Transactions	508,133	190,633
Total Increase (Decrease)	767,980	143,329
Net Assets
Beginning of Period	3,677,650	3,534,321
End of Period	4,445,630	3,677,650

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$119.32	$120.75	$107.35	$91.41	$94.61	$81.32
Investment Operations
Net Investment Income	2.082 [1]	3.757 [1]	3.697 [1]	3.355	3.337	3.127
Net Realized and Unrealized Gain (Loss) on Investments	7.480	(1.434)	13.374	15.889	(3.261)	13.261
Total from Investment Operations	9.562	2.323	17.071	19.244	.076	16.388
Distributions
Dividends from Net Investment Income	(1.952)	(3.753)	(3.671)	(3.304)	(3.276)	(3.098)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.952)	(3.753)	(3.671)	(3.304)	(3.276)	(3.098)
Net Asset Value, End of Period	$126.93	$119.32	$120.75	$107.35	$91.41	$94.61

Total Return	8.09%	2.05%	16.27%	21.40%	-0.02%	20.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,392	$2,809	$2,689	$2,249	$1,581	$1,711
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.46%	3.25%	3.33%	3.38%	3.39%	3.59%
Portfolio Turnover Rate[2]	5%	4%	4%	3%	7%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$59.86	$60.58	$53.86	$45.86	$47.47	$40.80
Investment Operations
Net Investment Income	1.037 [1]	1.883 [1]	1.863 [1]	1.683	1.676	1.569
Net Realized and Unrealized Gain (Loss) on Investments	3.762	(.719)	6.698	7.974	(1.641)	6.656
Total from Investment Operations	4.799	1.164	8.561	9.657	.035	8.225
Distributions
Dividends from Net Investment Income	(.979)	(1.884)	(1.841)	(1.657)	(1.645)	(1.555)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.979)	(1.884)	(1.841)	(1.657)	(1.645)	(1.555)
Net Asset Value, End of Period	$63.68	$59.86	$60.58	$53.86	$45.86	$47.47

Total Return[2]	8.09%	2.04%	16.24%	21.42%	-0.01%	20.58%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,054	$868	$845	$704	$447	$442
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.46%	3.25%	3.33%	3.38%	3.39%	3.59%
Portfolio Turnover Rate[3]	5%	4%	4%	3%	7%	7%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Utilities Index Fund

Notes to Financial Statements

Vanguard Utilities Index Fund is registered under the Investment Company Act of 1940 as an openend investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

Utilities Index Fund

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 28, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

Utilities Index Fund

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $210,000, representing 0.00% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,439,817	—	—
Temporary Cash Investments	351	—	—
Swap Contracts—Assets	—	83	—
Total	4,440,168	83	—

D. As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	3,991,527
Gross Unrealized Appreciation	517,786
Gross Unrealized Depreciation	(69,145)
Net Unrealized Appreciation (Depreciation)	448,641

Utilities Index Fund

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $3,363,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $15,791,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $1,272,495,000 of investment securities and sold $762,715,000 of investment securities, other than temporary cash investments. Purchases and sales include $851,716,000 and $661,122,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F.  Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	1,057,859	8,652	749,294	6,425
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(674,130)	(5,475)	(592,684)	(5,150)
Net Increase (Decrease)—ETF Shares	383,729	3,177	156,610	1,275
Admiral Shares
Issued	225,156	3,709	232,790	4,021
Issued in Lieu of Cash Distributions	11,822	193	21,216	364
Redeemed	(112,574)	(1,861)	(219,983)	(3,830)
Net Increase (Decrease)—Admiral Shares	124,404	2,041	34,023	555

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

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Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Institutional Investor Services > 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities. The prospectus or the Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with Vanguard and any related funds.

All comparative mutual fund data are from Lipper Inc., a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749;
7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q4832 042019

Semiannual Report | February 28, 2019 Vanguard Extended Duration Treasury Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019
Extended Duration Treasury Index Fund	Beginning Account Value 8/31/2018	Ending Account Value 2/28/2019	Expenses Paid During Period
Based on Actual Fund Return
ETF Shares	$1,000.00	$992.64	$0.35
Institutional Shares	1,000.00	992.62	0.30
Institutional Plus Shares	1,000.00	992.63	0.20
Based on Hypothetical 5% Yearly Return
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Institutional Plus Shares	1,000.00	1,024.60	0.20

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.07% for ETF Shares, 0.06% for Institutional Shares, and 0.04% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Extended Duration Treasury Index Fund

Sector Diversification

As of February 28, 2019

Treasury/Agency	100.0%

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

3

Extended Duration Treasury Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	2/15/39	28,010	15,195
United States Treasury Strip Coupon	0.000%	5/15/39	79,640	42,800
United States Treasury Strip Coupon	0.000%	8/15/39	91,263	48,633
United States Treasury Strip Coupon	0.000%	11/15/39	87,480	46,132
United States Treasury Strip Coupon	0.000%	2/15/40	64,933	33,922
United States Treasury Strip Coupon	0.000%	5/15/40	30,840	15,924
United States Treasury Strip Coupon	0.000%	8/15/40	74,588	38,127
United States Treasury Strip Coupon	0.000%	11/15/40	76,580	38,822
United States Treasury Strip Coupon	0.000%	2/15/41	67,678	33,976
United States Treasury Strip Coupon	0.000%	5/15/41	56,445	28,050
United States Treasury Strip Coupon	0.000%	8/15/41	71,165	35,021
United States Treasury Strip Coupon	0.000%	11/15/41	48,959	23,898
United States Treasury Strip Coupon	0.000%	2/15/42	57,755	27,907
United States Treasury Strip Coupon	0.000%	5/15/42	74,765	35,777
United States Treasury Strip Coupon	0.000%	8/15/42	64,880	30,793
United States Treasury Strip Coupon	0.000%	11/15/42	57,225	26,918
United States Treasury Strip Coupon	0.000%	2/15/43	65,290	30,447
United States Treasury Strip Coupon	0.000%	5/15/43	79,900	36,967
United States Treasury Strip Coupon	0.000%	8/15/43	57,620	26,401
United States Treasury Strip Coupon	0.000%	11/15/43	35,125	15,960
United States Treasury Strip Coupon	0.000%	2/15/44	56,095	25,278
United States Treasury Strip Coupon	0.000%	5/15/44	71,735	32,057
United States Treasury Strip Coupon	0.000%	8/15/44	72,870	32,308
United States Treasury Strip Coupon	0.000%	11/15/44	41,910	18,466
United States Treasury Strip Coupon	0.000%	2/15/45	45,755	20,010
United States Treasury Strip Coupon	0.000%	5/15/45	72,015	31,293
United States Treasury Strip Coupon	0.000%	8/15/45	61,260	26,409
United States Treasury Strip Coupon	0.000%	11/15/45	65,520	28,025
United States Treasury Strip Coupon	0.000%	2/15/46	71,105	30,170
United States Treasury Strip Coupon	0.000%	5/15/46	67,455	28,405
United States Treasury Strip Coupon	0.000%	8/15/46	50,343	21,046
United States Treasury Strip Coupon	0.000%	11/15/46	54,800	22,789
United States Treasury Strip Coupon	0.000%	2/15/47	77,883	32,121
United States Treasury Strip Coupon	0.000%	5/15/47	64,420	26,312
United States Treasury Strip Coupon	0.000%	8/15/47	52,503	21,247
United States Treasury Strip Coupon	0.000%	11/15/47	79,610	31,919
United States Treasury Strip Coupon	0.000%	2/15/48	79,118	31,542

4

Extended Duration Treasury Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
United States Treasury Strip Coupon	0.000%	5/15/48	62,385	24,779
United States Treasury Strip Coupon	0.000%	8/15/48	17,153	6,769
United States Treasury Strip Coupon	0.000%	11/15/48	5,050	1,983
United States Treasury Strip Coupon	0.000%	2/15/49	1,053	412
United States Treasury Strip Principal	0.000%	5/15/39	67,015	36,801
United States Treasury Strip Principal	0.000%	8/15/39	57,710	31,425
United States Treasury Strip Principal	0.000%	11/15/39	46,040	24,772
United States Treasury Strip Principal	0.000%	2/15/40	61,835	32,956
United States Treasury Strip Principal	0.000%	5/15/40	62,045	32,685
United States Treasury Strip Principal	0.000%	8/15/40	37,950	19,773
United States Treasury Strip Principal	0.000%	11/15/40	51,815	26,729
United States Treasury Strip Principal	0.000%	2/15/41	25,500	13,043
United States Treasury Strip Principal	0.000%	5/15/41	43,200	21,870
United States Treasury Strip Principal	0.000%	8/15/41	28,765	14,410
United States Treasury Strip Principal	0.000%	11/15/41	27,105	13,455
United States Treasury Strip Principal	0.000%	2/15/42	36,395	17,890
United States Treasury Strip Principal	0.000%	5/15/42	44,450	21,617
United States Treasury Strip Principal	0.000%	8/15/42	55,305	26,637
United States Treasury Strip Principal	0.000%	11/15/42	60,580	28,898
United States Treasury Strip Principal	0.000%	2/15/43	74,085	35,028
United States Treasury Strip Principal	0.000%	5/15/43	44,935	21,077
United States Treasury Strip Principal	0.000%	8/15/43	62,560	29,071
United States Treasury Strip Principal	0.000%	11/15/43	44,880	20,680
United States Treasury Strip Principal	0.000%	2/15/44	46,320	21,166
United States Treasury Strip Principal	0.000%	5/15/44	61,010	27,664
United States Treasury Strip Principal	0.000%	8/15/44	78,645	35,397
United States Treasury Strip Principal	0.000%	11/15/44	54,315	24,276
United States Treasury Strip Principal	0.000%	2/15/45	49,960	22,150
United States Treasury Strip Principal	0.000%	5/15/45	67,875	29,913
United States Treasury Strip Principal	0.000%	8/15/45	90,935	39,728
United States Treasury Strip Principal	0.000%	11/15/45	81,050	35,187
United States Treasury Strip Principal	0.000%	2/15/46	47,160	20,246
United States Treasury Strip Principal	0.000%	5/15/46	50,010	21,301
United States Treasury Strip Principal	0.000%	8/15/46	68,500	28,989
United States Treasury Strip Principal	0.000%	11/15/46	105,020	44,190
United States Treasury Strip Principal	0.000%	2/15/47	106,615	44,586
United States Treasury Strip Principal	0.000%	5/15/47	65,865	27,267
United States Treasury Strip Principal	0.000%	8/15/47	93,185	38,184
United States Treasury Strip Principal	0.000%	11/15/47	71,670	29,122
United States Treasury Strip Principal	0.000%	2/15/48	102,100	41,167
United States Treasury Strip Principal	0.000%	5/15/48	97,210	38,906
United States Treasury Strip Principal	0.000%	8/15/48	19,380	7,700
United States Treasury Strip Principal	0.000%	11/15/48	39,050	15,443
United States Treasury Strip Principal	0.000%	2/15/49	66,941	26,248
Total U.S. Government and Agency Obligations (Cost $2,262,594)				2,212,657

			Shares
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund
(Cost $2,603)	2.563%		26,028	2,603
Total Investments (100.1%) (Cost $2,265,197)				2,215,260

5

Extended Duration Treasury Index Fund

Amount
($000)
Other Assets and Liabilities (-0.1%)
Other Assets
Investment in Vanguard	114
Receivables for Investment Securities Sold	52,652
Receivables for Accrued Income	2
Receivables for Capital Shares Issued	2,122
Total Other Assets	54,890
Liabilities
Payables for Investment Securities Purchased	(57,176)
Payables to Vanguard	(411)
Total Liabilities	(57,587)
Net Assets (100%)	2,212,563

At February 28, 2019, net assets consisted of:
Amount
($000)
Paid-in Capital	2,267,075
Total Distributable Earnings (Loss)	(54,512)
Net Assets	2,212,563

ETF Shares—Net Assets
Applicable to 8,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	919,947
Net Asset Value Per Share—ETF Shares	$110.84

Institutional Shares—Net Assets
Applicable to 22,817,698 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	764,039
Net Asset Value Per Share—Institutional Shares	$33.48

Institutional Plus Shares—Net Assets
Applicable to 6,288,479 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	528,577
Net Asset Value Per Share—Institutional Plus Shares	$84.05

• See Note A in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

6

Extended Duration Treasury Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Interest[1]	30,511
Total Income	30,511
Expenses
The Vanguard Group—Note B
Investment Advisory Services	30
Management and Administrative—ETF Shares	195
Management and Administrative—Institutional Shares	205
Management and Administrative—Institutional Plus Shares	90
Marketing and Distribution—ETF Shares	21
Marketing and Distribution—Institutional Shares	10
Marketing and Distribution—Institutional Plus Shares	4
Custodian Fees	1
Shareholders’ Reports—ETF Shares	11
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Trustees’ Fees and Expenses	—
Total Expenses	567
Expenses Paid Indirectly	(1)
Net Expenses	566
Net Investment Income	29,945
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(11,400)
Futures Contracts	(16)
Realized Net Gain (Loss)	(11,416)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(42,103)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,574)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $8,000, ($1,000), and ($1,000), respectively.

2   Includes $1,933,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Extended Duration Treasury Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,945	51,694
Realized Net Gain (Loss)	(11,416)	17,987
Change in Unrealized Appreciation (Depreciation)	(42,103)	(134,305)
Net Increase (Decrease) in Net Assets Resulting from Operations	(23,574)	(64,624)
Distributions
Net Investment Income
ETF Shares	(9,349)	(16,702)
Institutional Shares	(11,689)	(19,467)
Institutional Plus Shares	(7,927)	(14,255)
Realized Capital Gain[1]
ETF Shares	—	(1,545)
Institutional Shares	—	(1,694)
Institutional Plus Shares	—	(1,371)
Total Distributions	(28,965)	(55,034)
Capital Share Transactions
ETF Shares	285,534	77,251
Institutional Shares	(5,651)	147,075
Institutional Plus Shares	7,357	201,519
Net Increase (Decrease) from Capital Share Transactions	287,240	425,845
Total Increase (Decrease)	234,701	306,187
Net Assets
Beginning of Period	1,977,862	1,671,675
End of Period	2,212,563	1,977,862

1 Includes fiscal 2019 and 2018 short-term gain distributions totaling $0 and $ 41,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Extended Duration Treasury Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended February 28,		Year Ended August 31,
Throughout Each Period	2019		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$113.39		$120.92	$139.77	$116.00	$113.24	$95.57
Investment Operations
Net Investment Income	1.660	1	3.353 [1]	3.383 [1]	3.420	3.524	3.311
Net Realized and Unrealized Gain (Loss) on Investments[2]	(2.545)		(7.272)	(16.377)	25.019	3.113	18.824
Total from Investment Operations	(.885)		(3.919)	(12.994)	28.439	6.637	22.135
Distributions
Dividends from Net Investment Income	(1.665)		(3.314)	(3.402)	(3.414)	(3.506)	(3.236)
Distributions from Realized Capital Gains	—		(.297)	(2.454)	(1.255)	(.371)	(1.229)
Total Distributions	(1.665)		(3.611)	(5.856)	(4.669)	(3.877)	(4.465)
Net Asset Value, End of Period	$110.84		$113.39	$120.92	$139.77	$116.00	$113.24

Total Return	-0.74%		-3.24%	-8.86%	25.30%	5.90%	24.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$920		$658	$623	$615	$365	$249
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%	0.07%	0.07%	0.10%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.07%		2.93%	2.90%	2.77%	2.93%	3.59%
Portfolio Turnover Rate[3]	17%		18%	18%	20%	16%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes increases from purchase fees of $0.00, $0.07, $0.16, $0.06, $0.05, and $0.19.

3   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Extended Duration Treasury Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$34.25	$36.52	$42.20	$35.02	$34.18	$28.85
Investment Operations
Net Investment Income	.503 [1]	1.016 [1]	1.024 [1]	1.036	1.069	1.006
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.769)	(2.191)	(4.934)	7.558	.947	5.678
Total from Investment Operations	(.266)	(1.175)	(3.910)	8.594	2.016	6.684
Distributions
Dividends from Net Investment Income	(.504)	(1.005)	(1.030)	(1.035)	(1.064)	(.983)
Distributions from Realized Capital Gains	—	(.090)	(.740)	(.379)	(.112)	(.371)
Total Distributions	(.504)	(1.095)	(1.770)	(1.414)	(1.176)	(1.354)
Net Asset Value, End of Period	$33.48	$34.25	$36.52	$42.20	$35.02	$34.18

Total Return[3]	-0.74%	-3.23%	-8.86%	25.33%	5.89%	24.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$764	$787	$682	$660	$484	$529
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	3.08%	2.94%	2.91%	2.78%	2.95%	3.61%
Portfolio Turnover Rate[4]	17%	18%	18%	20%	16%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes increases from purchase fees of $0.00, $0.02, $0.05, $0.02, $0.01, and $0.06.

3   Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Extended Duration Treasury Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Six Months Ended February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$85.99	$91.68	$105.93	$87.92	$85.80	$72.42
Investment Operations
Net Investment Income	1.270 [1]	2.568 [1]	2.588 [1]	2.620	2.701	2.542
Net Realized and Unrealized Gain (Loss) on Investments[2]	(1.936)	(5.492)	(12.375)	18.958	2.389	14.260
Total from Investment Operations	(.666)	(2.924)	(9.787)	21.578	5.090	16.802
Distributions
Dividends from Net Investment Income	(1.274)	(2.541)	(2.603)	(2.616)	(2.688)	(2.491)
Distributions from Realized Capital Gains	—	(.225)	(1.860)	(.952)	(.282)	(.931)
Total Distributions	(1.274)	(2.766)	(4.463)	(3.568)	(2.970)	(3.422)
Net Asset Value, End of Period	$84.05	$85.99	$91.68	$105.93	$87.92	$85.80

Total Return[3]	-0.74%	-3.20%	-8.84%	25.34%	5.93%	24.31%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$529	$533	$367	$258	$250	$324
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%	0.04%	0.04%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.10%	2.96%	2.93%	2.80%	2.97%	3.63%
Portfolio Turnover Rate[4]	17%	18%	18%	20%	16%	17%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Includes increases from purchase fees of $0.00, $0.06, $0.12, $0.05, $0.04, and $0.15.

3   Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

4   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Extended Duration Treasury Index Fund

Notes to Financial Statements

Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented 0% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at February 28, 2019.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

12

Extended Duration Treasury Index Fund

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $114,000, representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

13

Extended Duration Treasury Index Fund

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of 0.00% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,212,657	—
Temporary Cash Investments	2,603	—	—
Total	2,603	2,212,657	—

E.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,265,197
Gross Unrealized Appreciation	35,292
Gross Unrealized Depreciation	(85,229)
Net Unrealized Appreciation (Depreciation)	(49,937)

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $1,478,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

F.  During the six months ended February 28, 2019, the fund purchased $548,833,000 of investment securities and sold $291,033,000 of investment securities, other than temporary cash investments. Purchases and sales include $376,342,000 and $91,549,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

14

Extended Duration Treasury Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued[1]	377,183	3,375	272,760	2,400
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(91,649)	(875)	(195,509)	(1,750)
Net Increase (Decrease)—ETF Shares	285,534	2,500	77,251	650
Institutional Shares
Issued[1]	34,243	1,038	175,785	5,120
Issued in Lieu of Cash Distributions	11,578	353	20,957	603
Redeemed	(51,472)	(1,553)	(49,667)	(1,417)
Net Increase (Decrease)—Institutional Shares	(5,651)	(162)	147,075	4,306
Institutional Plus Shares
Issued[1]	93	1	188,992	2,053
Issued in Lieu of Cash Distributions	7,927	96	15,626	179
Redeemed	(663)	(8)	(3,099)	(36)
Net Increase (Decrease)—Institutional Plus Shares	7,357	89	201,519	2,196

1   Includes purchase fees for fiscal 2019 and 2018 of $226,000 and $1,274,000, respectively (fund totals).

H.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

15

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. U.S. Patent Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636. Vanguard Marketing Corporation, Distributor.

Q12752 042019

Semiannual Report | February 28, 2019 Vanguard Mega Cap Index Funds

Vanguard Mega Cap Index Fund

Vanguard Mega Cap Growth Index Fund

Vanguard Mega Cap Value Index Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Mega Cap Index Fund	3
Mega Cap Growth Index Fund	18
Mega Cap Value Index Fund	32

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$970.91	$0.34
Institutional Shares	1,000.00	970.77	0.29
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$946.02	$0.34
Institutional Shares	1,000.00	946.09	0.29
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$991.75	$0.35
Institutional Shares	1,000.00	991.62	0.30
Based on Hypothetical 5% Yearly Return
Mega Cap Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Mega Cap Growth Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30
Mega Cap Value Index Fund
ETF Shares	$1,000.00	$1,024.45	$0.35
Institutional Shares	1,000.00	1,024.50	0.30

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Mega Cap Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; for the Mega Cap Growth Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares; and for the Mega Cap Value Index Fund, 0.07% for ETF Shares and 0.06% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Mega Cap Index Fund

Sector Diversification

As of February 28, 2019

Basic Materials	2.0%
Consumer Goods	7.7
Consumer Services	14.2
Financials	17.9
Health Care	14.4
Industrials	11.3
Oil & Gas	5.4
Technology	22.1
Telecommunications	2.4
Utilities	2.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

Mega Cap Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Basic Materials (2.0%)
	DowDuPont Inc.	201,325	10,716
	Linde plc	48,337	8,374
	Ecolab Inc.	22,815	3,853
	Air Products & Chemicals Inc.	19,289	3,495
	PPG Industries Inc.	21,253	2,380
	LyondellBasell Industries NV Class A	26,904	2,301
	Nucor Corp.	27,517	1,667
	International Paper Co.	35,683	1,635
			34,421
Consumer Goods (7.6%)
	Procter & Gamble Co.	218,818	21,565
	Coca-Cola Co.	336,107	15,239
	PepsiCo Inc.	124,047	14,345
	Philip Morris International Inc.	136,661	11,881
	NIKE Inc. Class B	111,594	9,567
	Altria Group Inc.	164,900	8,642
	Mondelez International Inc. Class A	127,528	6,014
	Colgate-Palmolive Co.	76,038	5,009
	General Motors Co.	111,410	4,398
*	Tesla Inc.	11,356	3,633
	Kimberly-Clark Corp.	30,446	3,557
	Estee Lauder Cos. Inc. Class A	19,317	3,032
	Ford Motor Co.	342,583	3,004
	Activision Blizzard Inc.	63,605	2,680
*	Electronic Arts Inc.	26,489	2,537
	General Mills Inc.	52,380	2,469
	VF Corp.	27,921	2,439
*	Monster Beverage Corp.	36,342	2,320
	Constellation Brands Inc. Class A	13,140	2,223
	Archer-Daniels-Midland Co.	49,189	2,091
	Kraft Heinz Co.	53,553	1,777
	Hershey Co.	12,579	1,392
	Kellogg Co.	24,425	1,374
	Brown-Forman Corp. Class B	26,341	1,304
	Aptiv plc	11,440	951
	Tyson Foods Inc. Class A	13,008	802
	Keurig Dr Pepper Inc.	9,154	230
			134,475
Consumer Services (14.2%)
*	Amazon.com Inc.	36,513	59,875
	Home Depot Inc.	99,133	18,354
	Comcast Corp. Class A	398,316	15,403
	Walt Disney Co.	124,104	14,004
*	Netflix Inc.	36,370	13,024
	Walmart Inc.	128,454	12,716
	McDonald’s Corp.	67,661	12,439
	Costco Wholesale Corp.	38,476	8,416
	Starbucks Corp.	103,422	7,266
	Lowe’s Cos. Inc.	67,327	7,075
*	Booking Holdings Inc.	4,094	6,948
	CVS Health Corp.	113,410	6,559
	TJX Cos. Inc.	103,048	5,285
	Walgreens Boots Alliance Inc.	70,671	5,031
*	Charter Communications Inc. Class A	14,072	4,854
	Twenty-First Century Fox Inc. Class A	93,057	4,693
	Target Corp.	45,710	3,320
	Ross Stores Inc.	32,791	3,110
	eBay Inc.	80,285	2,983
	Sysco Corp.	43,453	2,935
	Marriott International Inc.	22,447	2,812
	Dollar General Corp.	23,196	2,748
	Delta Air Lines Inc.	54,138	2,684
*	O’Reilly Automotive Inc.	7,045	2,620
	Yum! Brands Inc.	27,342	2,584
	Southwest Airlines Co.	44,389	2,488
	McKesson Corp.	17,086	2,173

4

Mega Cap Index Fund

			Market
			Value•
		Shares	($000)
	Hilton Worldwide Holdings Inc.	25,978	2,159
	Las Vegas Sands Corp.	34,320	2,108
	Twenty-First Century Fox Inc.	41,652	2,089
	Kroger Co.	69,918	2,051
	Carnival Corp.	34,541	1,995
	CBS Corp. Class B	29,558	1,484
	American Airlines Group Inc.	36,414	1,297
*	AutoZone Inc.	1,157	1,086
*	United Continental Holdings Inc.	10,138	890
	Omnicom Group Inc.	9,884	748
	Sirius XM Holdings Inc.	124,797	740
	AmerisourceBergen Corp. Class A	6,907	575
	CBS Corp. Class A	599	30
*	DISH Network Corp. Class A	16	1
			249,652
Financials (17.8%)
*	Berkshire Hathaway Inc. Class B	164,483	33,110
	JPMorgan Chase & Co.	292,137	30,487
	Visa Inc. Class A	154,401	22,870
	Bank of America Corp.	774,957	22,536
	Wells Fargo & Co.	372,175	18,568
	Mastercard Inc. Class A	80,621	18,121
	Citigroup Inc.	214,281	13,710
	American Tower Corp.	38,623	6,803
	US Bancorp	127,610	6,596
	American Express Co.	59,928	6,457
	Goldman Sachs Group Inc.	29,375	5,778
	CME Group Inc.	31,411	5,714
	Chubb Ltd.	38,377	5,139
	Simon Property Group Inc.	27,112	4,912
	Charles Schwab Corp.	106,612	4,905
	Morgan Stanley	113,149	4,750
	PNC Financial Services Group Inc.	36,402	4,587
	S&P Global Inc.	22,048	4,418
	Crown Castle International Corp.	36,428	4,326
	BlackRock Inc.	9,719	4,308
	Marsh & McLennan Cos. Inc.	44,181	4,110
	Bank of New York Mellon Corp.	78,106	4,099
	Prologis Inc.	55,273	3,872
	Intercontinental Exchange Inc.	49,955	3,854
	Progressive Corp.	51,158	3,729
	Aon plc	21,111	3,621
	Capital One Financial Corp.	41,589	3,476
	Prudential Financial Inc.	36,208	3,471
	BB&T Corp.	67,570	3,444
	American International Group Inc.	77,505	3,348
	Aflac Inc.	66,838	3,284
	Travelers Cos. Inc.	23,265	3,092
	Equinix Inc.	7,074	2,996
	MetLife Inc.	64,964	2,936
	Allstate Corp.	30,267	2,857
	Public Storage	13,022	2,754
	SunTrust Banks Inc.	39,540	2,565
	Welltower Inc.	32,931	2,447
	Equity Residential	32,177	2,371
	State Street Corp.	31,609	2,272
	Discover Financial Services	29,376	2,104
	T. Rowe Price Group Inc.	20,095	2,018
	Ventas Inc.	31,194	1,957
	Synchrony Financial	56,943	1,857
	Boston Properties Inc.	13,492	1,790
	Northern Trust Corp.	18,467	1,721
	Weyerhaeuser Co.	65,869	1,640
	Ameriprise Financial Inc.	12,268	1,615
	Fifth Third Bancorp	57,717	1,592
*	Berkshire Hathaway Inc. Class A	5	1,511
	TD Ameritrade Holding Corp.	24,542	1,382
	AvalonBay Communities Inc.	6,186	1,204
	Franklin Resources Inc.	12,332	402
	Interactive Brokers Group Inc.	6,338	350
			313,836
Health Care (14.3%)
	Johnson & Johnson	235,575	32,189
*	Pfizer Inc.	508,006	22,022
	UnitedHealth Group Inc.	84,500	20,468
	Merck & Co. Inc.	228,442	18,570
	Abbott Laboratories	154,098	11,961
	Medtronic plc	118,107	10,689
	Amgen Inc.	55,906	10,627
^	Eli Lilly & Co.	83,666	10,566
	AbbVie Inc.	131,961	10,456
	Thermo Fisher Scientific Inc.	35,329	9,170
	Bristol-Myers Squibb Co.	143,159	7,396
	Gilead Sciences Inc.	113,515	7,381
	Anthem Inc.	22,760	6,845
	Becton Dickinson and Co.	23,546	5,858
*	Cigna Corp.	33,386	5,824
*	Biogen Inc.	17,725	5,814
*	Intuitive Surgical Inc.	10,039	5,497
*	Celgene Corp.	61,375	5,101

5

Mega Cap Index Fund

			Market
			Value•
		Shares	($000)
	Stryker Corp.	26,293	4,956
*	Boston Scientific Corp.	121,386	4,870
*	Vertex Pharmaceuticals Inc.	22,382	4,225
*	Illumina Inc.	13,093	4,095
	Allergan plc	29,561	4,071
	Zoetis Inc.	42,121	3,969
	Humana Inc.	12,060	3,437
	HCA Healthcare Inc.	24,159	3,359
	Baxter International Inc.	44,363	3,315
*	Regeneron Pharmaceuticals Inc.	6,991	3,011
*	Alexion Pharmaceuticals Inc.	18,561	2,512
	Zimmer Biomet Holdings Inc.	17,867	2,218
*	Mylan NV	43,110	1,138
	Cardinal Health Inc.	13,138	714
			252,324
Industrials (11.3%)
	Boeing Co.	47,398	20,853
	Union Pacific Corp.	64,698	10,850
	3M Co.	51,108	10,599
	Honeywell International Inc.	65,000	10,014
*	PayPal Holdings Inc.	98,223	9,633
	Accenture plc Class A	55,999	9,037
	United Technologies Corp.	71,909	9,037
	General Electric Co.	763,162	7,929
	Caterpillar Inc.	51,745	7,107
	Danaher Corp.	55,385	7,035
	United Parcel Service Inc. Class B	60,978	6,720
	Lockheed Martin Corp.	21,230	6,569
	Automatic Data Processing Inc.	36,516	5,588
	CSX Corp.	70,432	5,118
	Raytheon Co.	24,956	4,654
	Deere & Co.	28,214	4,628
	Northrop Grumman Corp.	15,278	4,430
	Norfolk Southern Corp.	23,936	4,292
	Waste Management Inc.	37,694	3,816
	Illinois Tool Works Inc.	26,368	3,799
	FedEx Corp.	20,779	3,761
	General Dynamics Corp.	22,052	3,754
	Emerson Electric Co.	55,031	3,750
	Sherwin-Williams Co.	7,407	3,209
	Fidelity National Information Services Inc.	28,689	3,103
	Eaton Corp. plc	38,044	3,035
	Johnson Controls International plc	81,080	2,860
	TE Connectivity Ltd.	30,065	2,468
	Ingersoll-Rand plc	21,529	2,273
	Agilent Technologies Inc.	27,945	2,220
	Paychex Inc.	28,693	2,210
	Fortive Corp.	26,358	2,150
	Parker-Hannifin Corp.	11,871	2,091
	PACCAR Inc.	30,635	2,077
	Cummins Inc.	13,364	2,059
	Rockwell Automation Inc.	10,620	1,896
	Stanley Black & Decker Inc.	13,243	1,754
	Republic Services Inc. Class A	18,476	1,449
*	Square Inc.	12,858	1,045
	Wabtec Corp.	24	2
			198,874
Oil & Gas (5.4%)
	Exxon Mobil Corp.	372,200	29,415
	Chevron Corp.	167,709	20,055
	ConocoPhillips	101,020	6,854
	Schlumberger Ltd.	121,499	5,353
	EOG Resources Inc.	50,835	4,778
	Occidental Petroleum Corp.	66,176	4,378
	Marathon Petroleum Corp.	60,638	3,760
	Phillips 66	38,471	3,707
	Kinder Morgan Inc.	164,506	3,152
	Valero Energy Corp.	37,212	3,035
	Williams Cos. Inc.	106,286	2,837
	Halliburton Co.	72,891	2,237
	Pioneer Natural Resources Co.	14,900	2,100
	Anadarko Petroleum Corp.	44,368	1,930
	Baker Hughes a GE Co. Class A	22,901	604
			94,195
Technology (22.0%)
	Microsoft Corp.	678,691	76,034
	Apple Inc.	375,061	64,942
*	Facebook Inc. Class A	210,994	34,065
*	Alphabet Inc. Class A	26,239	29,559
*	Alphabet Inc. Class C	26,074	29,201
	Intel Corp.	401,079	21,241
	Cisco Systems Inc.	395,202	20,460
	Oracle Corp.	232,693	12,130
*	Adobe Inc.	42,869	11,253
	International Business Machines Corp.	79,735	11,014
*	salesforce.com Inc.	63,783	10,438
	Broadcom Inc.	34,455	9,487
	Texas Instruments Inc.	84,313	8,919
	NVIDIA Corp.	50,886	7,850
	QUALCOMM Inc.	106,390	5,680
	Intuit Inc.	21,693	5,361
*	Micron Technology Inc.	99,490	4,067
	Cognizant Technology Solutions Corp. Class A	50,817	3,607

6

Mega Cap Index Fund

			Market
			Value•
		Shares	($000)
	Analog Devices Inc.	32,435	3,469
	Applied Materials Inc.	86,202	3,305
	HP Inc.	138,818	2,739
	Corning Inc.	70,083	2,440
	Lam Research Corp.	13,580	2,391
	Hewlett Packard Enterprise Co.	129,298	2,118
*	ServiceNow Inc.	7,856	1,881
	DXC Technology Co.	24,631	1,622
*	Workday Inc. Class A	6,494	1,285
	VMware Inc. Class A	6,704	1,152
			387,710
	Telecommunications (2.4%)
	Verizon Communications Inc.	362,918	20,657
	AT&T Inc.	639,345	19,896
*	T-Mobile US Inc.	26,046	1,881
*	Sprint Corp.	53,027	337
			42,771
	Utilities (2.6%)
	NextEra Energy Inc.	41,933	7,872
	Duke Energy Corp.	62,509	5,605
	Dominion Energy Inc.	65,931	4,885
	Southern Co.	88,943	4,420
	Exelon Corp.	84,855	4,123
	American Electric Power Co. Inc.	43,256	3,510
	Sempra Energy	22,835	2,750
	Public Service Enterprise Group Inc.	44,334	2,607
	Xcel Energy Inc.	45,153	2,477
	Consolidated Edison Inc.	28,534	2,353
	PPL Corp.	63,262	2,035
	Edison International	28,935	1,733
*	PG&E Corp.	22,614	385
			44,755
	Total Common Stocks (Cost $1,158,989)		1,753,013
	Temporary Cash Investments (0.2%)[1]
	Money Market Fund (0.2%)
2,3	Vanguard Market Liquidity Fund, 2.563%	30,307	3,031

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.477%, 7/18/19	600	594
	Total Temporary Cash Investments (Cost $3,625)		3,625
	Total Investments (99.8%) (Cost $1,162,614)		1,756,638

			Amount
			($000)
	Other Assets and Liabilities (0.2%)
	Other Assets
	Investment in Vanguard		87
	Receivables for Accrued Income		3,879
	Other Assets		16
	Total Other Assets		3,982
	Liabilities
	Payables for Investment Securities
	Purchased		(9)
	Collateral for Securities on Loan		(789)
	Payables to Vanguard		(412)
	Variation Margin Payable—Futures Contracts		(22)
	Total Liabilities		(1,232)
	Net Assets (100%)		1,759,388

7

Mega Cap Index Fund

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,182,356
Total Distributable Earnings (Loss)	577,032
Net Assets	1,759,388

ETF Shares—Net Assets
Applicable to 16,975,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,634,204
Net Asset Value Per Share—ETF Shares	$96.27

Institutional Shares—Net Assets
Applicable to 659,520 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	125,184
Net Asset Value Per Share—Institutional Shares	$189.81

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $773,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.1%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $789,000 of collateral received for securities on loan.

4   Securities with a value of $396,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	42	5,848	429

See accompanying Notes, which are an integral part of the Financial Statements.

8

Mega Cap Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	19,090
Interest[1]	45
Securities Lending—Net	19
Total Income	19,154
Expenses
The Vanguard Group—Note B
Investment Advisory Services	222
Management and Administrative—ETF Shares	182
Management and Administrative—Institutional Shares	15
Marketing and Distribution—ETF Shares	30
Marketing and Distribution—Institutional Shares	2
Custodian Fees	14
Shareholders’ Reports—ETF Shares	92
Shareholders’ Reports—Institutional Shares	—
Total Expenses	557
Net Investment Income	18,597
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	4,274
Futures Contracts	(767)
Realized Net Gain (Loss)	3,507
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(63,806)
Futures Contracts	312
Change in Unrealized Appreciation (Depreciation)	(63,494)
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,390)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $34,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $1,510,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

9

Mega Cap Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	18,597	29,430
Realized Net Gain (Loss)	3,507	26,638
Change in Unrealized Appreciation (Depreciation)	(63,494)	222,939
Net Increase (Decrease) in Net Assets Resulting from Operations	(41,390)	279,007
Distributions
Net Investment Income
ETF Shares	(15,648)	(26,493)
Institutional Shares	(1,219)	(2,518)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(16,867)	(29,011)
Capital Share Transactions
ETF Shares	146,798	80,628
Institutional Shares	7,485	(31,572)
Net Increase (Decrease) from Capital Share Transactions	154,283	49,056
Total Increase (Decrease)	96,026	299,052
Net Assets
Beginning of Period	1,663,362	1,364,310
End of Period	1,759,388	1,663,362

See accompanying Notes, which are an integral part of the Financial Statements.

10

Mega Cap Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Six Months Ended February 28,		Year Ended August 31,
Throughout Each Period	2019		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$100.26		$85.02	$74.19	$67.35	$68.69	$55.99
Investment Operations
Net Investment Income	1.079	1	1.790 [1]	1.676 [1]	1.582	1.399	1.250
Net Realized and Unrealized Gain (Loss) on Investments	(4.073)		15.214	10.788	6.793	(1.377)	12.687
Total from Investment Operations	(2.994)		17.004	12.464	8.375	.022	13.937
Distributions
Dividends from Net Investment Income	(.996)		(1.764)	(1.634)	(1.535)	(1.362)	(1.237)
Distributions from Realized Capital Gains	—		—	—	—	—	—
Total Distributions	(.996)		(1.764)	(1.634)	(1.535)	(1.362)	(1.237)
Net Asset Value, End of Period	$96.27		$100.26	$85.02	$74.19	$67.35	$68.69

Total Return	-2.91%		20.25%	17.01%	12.61%	-0.05%	25.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,634		$1,542	$1,233	$1,057	$970	$810
Ratio of Total Expenses to Average Net Assets	0.07%		0.07%	0.07%	0.07%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.32%		1.93%	2.12%	2.23%	2.02%	2.00%
Portfolio Turnover Rate[2]	3%		4%	6%	7%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

11

Mega Cap Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Six Months Ended February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$197.68	$167.62	$146.25	$132.77	$135.41	$110.38
Investment Operations
Net Investment Income	2.137 [1]	3.513 [1]	3.362 [1]	3.117	2.798	2.498
Net Realized and Unrealized Gain (Loss) on Investments	(8.035)	30.038	21.220	13.419	(2.717)	25.000
Total from Investment Operations	(5.898)	33.551	24.582	16.536	.081	27.498
Distributions
Dividends from Net Investment Income	(1.972)	(3.491)	(3.212)	(3.056)	(2.721)	(2.468)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.972)	(3.491)	(3.212)	(3.056)	(2.721)	(2.468)
Net Asset Value, End of Period	$189.81	$197.68	$167.62	$146.25	$132.77	$135.41

Total Return	-2.92%	20.26%	17.02%	12.63%	-0.01%	25.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$125	$122	$132	$133	$298	$314
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	2.33%	1.94%	2.13%	2.24%	2.05%	2.03%
Portfolio Turnover Rate[2]	3%	4%	6%	7%	8%	6%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Mega Cap Index Fund

Notes to Financial Statements

Vanguard Mega Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

13

Mega Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

14

Mega Cap Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $87,000, representing 0.00% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

15

Mega Cap Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,753,013	—	—
Temporary Cash Investments	3,031	594	—
Futures Contracts—Liabilities[1]	(22)	—	—
Total	1,756,022	594	—

1 Represents variation margin on the last day of the reporting period.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,162,614
Gross Unrealized Appreciation	643,374
Gross Unrealized Depreciation	(49,350)
Net Unrealized Appreciation (Depreciation)	594,024

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $6,203,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $21,111,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $184,104,000 of investment securities and sold $29,739,000 of investment securities, other than temporary cash investments. Purchases and sales include $141,717,000 and $2,523,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

16

Mega Cap Index Fund

F.  Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	149,322	1,625	146,233	1,575
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,524)	(25)	(65,605)	(700)
Net Increase (Decrease)—ETF Shares	146,798	1,600	80,628	875
Institutional Shares
Issued	14,595	80	5,389	31
Issued in Lieu of Cash Distributions	325	2	1,242	7
Redeemed	(7,435)	(39)	(38,203)	(207)
Net Increase (Decrease)—Institutional Shares	7,485	43	(31,572)	(169)

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

17

Mega Cap Growth Index Fund

Sector Diversification

As of February 28, 2019

Basic Materials	1.6%
Consumer Goods	6.6
Consumer Services	22.8
Financials	11.6
Health Care	10.5
Industrials	12.6
Oil & Gas	2.3
Technology	31.8
Telecommunications	0.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

18

Mega Cap Growth Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (1.6%)
	Linde plc	228,559	39,596
	Ecolab Inc.	107,840	18,215
	Nucor Corp.	130,309	7,893
			65,704
Consumer Goods (6.6%)
	Philip Morris International Inc.	644,638	56,045
	NIKE Inc. Class B	527,926	45,259
	Altria Group Inc.	779,148	40,835
	Colgate-Palmolive Co.	359,643	23,690
*,^	Tesla Inc.	53,383	17,076
	Estee Lauder Cos. Inc. Class A	91,283	14,326
	Activision Blizzard Inc.	300,637	12,669
*	Electronic Arts Inc.	125,161	11,988
*	Monster Beverage Corp.	171,995	10,978
	Constellation Brands Inc. Class A	62,045	10,496
	Kraft Heinz Co.	252,914	8,394
	Hershey Co.	58,669	6,494
	Brown-Forman Corp. Class B	122,758	6,075
	Keurig Dr Pepper Inc.	42,842	1,077
			265,402
Consumer Services (22.7%)
*	Amazon.com Inc.	172,360	282,641
	Home Depot Inc.	468,354	86,711
	Comcast Corp. Class A	1,882,584	72,800
	Walt Disney Co.	586,401	66,169
*	Netflix Inc.	171,787	61,517
	McDonald’s Corp.	319,633	58,761
	Costco Wholesale Corp.	181,712	39,748
	Starbucks Corp.	488,672	34,334
	Lowe’s Cos. Inc.	318,450	33,466
*	Booking Holdings Inc.	19,179	32,548
	TJX Cos. Inc.	487,535	25,006
*	Charter Communications Inc. Class A	66,460	22,923
	Ross Stores Inc.	154,812	14,681
	Marriott International Inc. Class A	106,110	13,292
	Dollar General Corp.	110,133	13,046
*	O’Reilly Automotive Inc.	33,233	12,361
	Yum! Brands Inc.	129,622	12,249
	Southwest Airlines Co.	209,887	11,762
	Hilton Worldwide Holdings Inc.	122,926	10,215
*	AutoZone Inc.	5,251	4,931
	Sirius XM Holdings Inc.	594,048	3,523
			912,684
Financials (11.6%)
	Visa Inc. Class A	729,765	108,093
	Mastercard Inc. Class A	381,051	85,649
	American Tower Corp.	182,594	32,164
	Simon Property Group Inc.	128,247	23,233
	Charles Schwab Corp.	504,045	23,191
	S&P Global Inc.	104,084	20,855
	Crown Castle International Corp.	171,983	20,423
	Marsh & McLennan Cos. Inc.	208,901	19,432
	Prologis Inc.	260,984	18,284
	Intercontinental Exchange Inc.	236,164	18,220
	Aon plc	99,903	17,136
	Equinix Inc.	33,384	14,138
	Public Storage	61,491	13,005
	BlackRock Inc.	22,907	10,153
	T. Rowe Price Group Inc.	94,844	9,525
	Boston Properties Inc.	64,090	8,504
	TD Ameritrade Holding Corp.	116,396	6,557
	Welltower Inc.	77,992	5,796
	AvalonBay Communities Inc.	28,624	5,571

19

Mega Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Ventas Inc.	73,860	4,635
	Interactive Brokers Group Inc.	29,379	1,623
			466,187
Health Care (10.5%)
	Medtronic plc	558,173	50,515
	AbbVie Inc.	623,727	49,424
	Thermo Fisher Scientific Inc.	166,939	43,332
	Bristol-Myers Squibb Co.	676,805	34,964
	Becton Dickinson and Co.	111,247	27,677
*	Biogen Inc.	83,498	27,388
*	Intuitive Surgical Inc.	47,307	25,906
*	Celgene Corp.	289,882	24,095
	Stryker Corp.	124,164	23,406
*	Boston Scientific Corp.	573,818	23,021
*	Vertex Pharmaceuticals Inc.	106,005	20,008
*	Illumina Inc.	61,716	19,303
	Zoetis Inc.	199,202	18,771
*	Regeneron Pharmaceuticals Inc.	33,126	14,269
*	Alexion Pharmaceuticals Inc.	87,977	11,906
	Baxter International Inc.	104,855	7,836
			421,821
Industrials (12.6%)
	Boeing Co.	223,748	98,440
	Union Pacific Corp.	305,522	51,236
	3M Co.	241,499	50,085
*	PayPal Holdings Inc.	464,068	45,511
	Accenture plc Class A	264,722	42,721
	United Parcel Service Inc. Class B	288,229	31,763
	Lockheed Martin Corp.	100,249	31,018
	Automatic Data Processing Inc.	172,456	26,391
	Illinois Tool Works Inc.	123,884	17,849
	Danaher Corp.	130,778	16,611
	Sherwin-Williams Co.	34,915	15,125
	Fidelity National Information Services Inc.	135,831	14,690
	Raytheon Co.	58,951	10,994
	Agilent Technologies Inc.	131,943	10,482
	Paychex Inc.	134,072	10,326
	Fortive Corp.	124,508	10,156
	Rockwell Automation Inc.	50,036	8,934
	FedEx Corp.	49,159	8,898
*	Square Inc.	60,717	4,933
			506,163
Oil & Gas (2.3%)
	Schlumberger Ltd.	574,221	25,300
	EOG Resources Inc.	240,521	22,609
	Occidental Petroleum Corp.	313,107	20,712
	Pioneer Natural Resources Co.	70,622	9,954
	Anadarko Petroleum Corp.	209,147	9,098
	Baker Hughes a GE Co. Class A	106,822	2,818
			90,491
Technology (31.8%)
	Apple Inc.	1,770,961	306,642
	Microsoft Corp.	1,602,498	179,528
*	Facebook Inc. Class A	996,205	160,837
*	Alphabet Inc. Class A	123,951	139,637
*	Alphabet Inc. Class C	123,186	137,958
*	Adobe Inc.	202,372	53,123
*	salesforce.com Inc.	301,325	49,312
	Broadcom Inc.	162,861	44,845
	Texas Instruments Inc.	398,273	42,129
	NVIDIA Corp.	240,347	37,076
	Intuit Inc.	102,286	25,278
*	Micron Technology Inc.	470,335	19,227
	Cognizant Technology Solutions Corp. Class A	240,065	17,040
	Analog Devices Inc.	153,437	16,412
	Applied Materials Inc.	407,583	15,627
	Lam Research Corp.	64,344	11,330
*	ServiceNow Inc.	37,219	8,912
*	Workday Inc. Class A	30,834	6,103
	VMware Inc. Class A	31,585	5,427
			1,276,443
Telecommunications (0.2%)
*	T-Mobile US Inc.	123,116	8,890
Total Common Stocks (Cost $2,803,668)			4,013,785
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.1%)
2,3	Vanguard Market Liquidity Fund, 2.563%	37,999	3,800

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill, 2.479%, 5/9/19	600	598
Total Temporary Cash Investments (Cost $4,398)			4,398
Total Investments (100.0%) (Cost $2,808,066)			4,018,183

20

Mega Cap Growth Index Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	201
Receivables for Accrued Income	3,945
Total Other Assets	4,146
Liabilities
Payables for Investment Securities Purchased	(7)
Collateral for Securities on Loan	(2,351)
Payables for Capital Shares Redeemed	(83)
Payables to Vanguard	(682)
Variation Margin Payable—Futures Contracts	(14)
Total Liabilities	(3,137)
Net Assets (100%)	4,019,192

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	2,908,185
Total Distributable Earnings (Loss)	1,111,007
Net Assets	4,019,192

ETF Shares—Net Assets
Applicable to 33,039,005 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,977,275
Net Asset Value Per Share— ETF Shares	$120.38

Institutional Shares—Net Assets
Applicable to 175,304 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	41,917
Net Asset Value Per Share— Institutional Shares	$239.11

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,335,000.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $2,351,000 of collateral received for securities on loan.

4   Securities with a value of $348,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	27	3,759	262
E-mini NASDAQ 100 Index	March 2019	11	1,563	—
				262

See accompanying Notes, which are an integral part of the Financial Statements.

21

Mega Cap Growth Index Fund

Statement of Operations

Six Months Ended February 28, 2019
($000)
Investment Income
Income
Dividends	26,626
Interest[1]	603
Securities Lending—Net	104
Total Income	27,333
Expenses
The Vanguard Group—Note B
Investment Advisory Services	520
Management and Administrative—ETF Shares	678
Management and Administrative—Institutional Shares	6
Marketing and Distribution—ETF Shares	80
Marketing and Distribution—Institutional Shares	—
Custodian Fees	11
Shareholders’ Reports—ETF Shares	52
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,348
Net Investment Income	25,985
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	40,058
Futures Contracts	259
Swap Contracts	(17,126)
Realized Net Gain (Loss)	23,191
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(276,107)
Futures Contracts	(9)
Swap Contracts	(4,297)
Change in Unrealized Appreciation (Depreciation)	(280,413)
Net Increase (Decrease) in Net Assets Resulting from Operations	(231,237)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $595,000, ($5,000), and ($13,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $65,720,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Mega Cap Growth Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	25,985	47,049
Realized Net Gain (Loss)	23,191	161,806
Change in Unrealized Appreciation (Depreciation)	(280,413)	584,011
Net Increase (Decrease) in Net Assets Resulting from Operations	(231,237)	792,866
Distributions
Net Investment Income
ETF Shares	(16,777)	(45,748)
Institutional Shares	(162)	(494)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(16,939)	(46,242)
Capital Share Transactions
ETF Shares	71,070	278,307
Institutional Shares	1,235	538
Net Increase (Decrease) from Capital Share Transactions	72,305	278,845
Total Increase (Decrease)	(175,871)	1,025,469
Net Assets
Beginning of Period	4,195,063	3,169,594
End of Period	4,019,192	4,195,063

See accompanying Notes, which are an integral part of the Financial Statements.

23

Mega Cap Growth Index Fund

Financial Highlights

ETF Shares

	Six Months Ended February 28, 2019

For a Share Outstanding Throughout Each Period				Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$127.79	$104.09	$87.15	$80.22	$79.16	$62.69
Investment Operations
Net Investment Income	.783[1]	1.485[1]	1.351[1]	1.269	1.148	.994
Net Realized and Unrealized Gain (Loss) on Investments	(7.680)	23.677	16.920	6.897	1.013	16.475
Total from Investment Operations	(6.897)	25.162	18.271	8.166	2.161	17.469
Distributions
Dividends from Net Investment Income	(.513)	(1.462)	(1.331)	(1.236)	(1.101)	(.999)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.513)	(1.462)	(1.331)	(1.236)	(1.101)	(.999)
Net Asset Value, End of Period	$120.38	$127.79	$104.09	$87.15	$80.22	$79.16

Total Return	-5.40%	24.38%	21.17%	10.28%	2.70%	28.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,977	$4,152	$3,135	$2,247	$1,928	$1,520
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	1.37%	1.29%	1.43%	1.55%	1.43%	1.40%
Portfolio Turnover Rate[2]	12%	9%	8%	12%	9%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Mega Cap Growth Index Fund

Financial Highlights

Institutional Shares

	Six Months Ended February 28, 2019

For a Share Outstanding Throughout Each Period				Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$253.80	$206.74	$173.07	$159.31	$157.21	$124.49
Investment Operations
Net Investment Income	1.540[1]	2.963[1]	2.699[1]	2.528	2.293	1.978
Net Realized and Unrealized Gain (Loss) on Investments	(15.214)	47.023	33.622	13.693	2.011	32.732
Total from Investment Operations	(13.674)	49.986	36.321	16.221	4.304	34.710
Distributions
Dividends from Net Investment Income	(1.016)	(2.926)	(2.651)	(2.461)	(2.204)	(1.990)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.016)	(2.926)	(2.651)	(2.461)	(2.204)	(1.990)
Net Asset Value, End of Period	$239.11	$253.80	$206.74	$173.07	$159.31	$157.21

Total Return	-5.39%	24.39%	21.20%	10.28%	2.71%	28.07%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42	$43	$35	$30	$35	$15
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.08%	0.10%
Ratio of Net Investment Income to Average Net Assets	1.38%	1.30%	1.44%	1.56%	1.44%	1.41%
Portfolio Turnover Rate[2]	12%	9%	8%	12%	9%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

25

Mega Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mega Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

26

Mega Cap Growth Index Fund

3. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

During the six months ended February 28, 2019, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open swap contracts at February 28, 2019.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

27

Mega Cap Growth Index Fund

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

28

Mega Cap Growth Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $201,000, representing 0.01% of the fund’s net assets and 0.08% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,013,785	—	—
Temporary Cash Investments	3,800	598	—
Futures Contracts—Liabilities[1]	(14)	—	—
Total	4,017,571	598	—

1 Represents variation margin on the last day of the reporting period.

29

Mega Cap Growth Index Fund

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	2,808,066
Gross Unrealized Appreciation	1,308,283
Gross Unrealized Depreciation	(98,166)
Net Unrealized Appreciation (Depreciation)	1,210,117

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $4,562,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $68,763,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $513,021,000 of investment securities and sold $369,286,000 of investment securities, other than temporary cash investments. Purchases and sales include $192,616,000 and $126,108,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended February 28, 2019, such purchases and sales were $12,198,000 and $58,382,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

30

Mega Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2019		Year Ended August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	198,169	1,700	649,537	5,625
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(127,099)	(1,150)	(371,230)	(3,250)
Net Increase (Decrease)—ETF Shares	71,070	550	278,307	2,375
Institutional Shares
Issued	18,467	79	3,509	14
Issued in Lieu of Cash Distributions	120	—	344	2
Redeemed	(17,352)	(75)	(3,315)	(14)
Net Increase (Decrease)—Institutional Shares	1,235	4	538	2

G. Due to an index rebalance in March 2019, and in order to closely track the composition of the fund’s target index, more than 25% of the fund’s total assets are invested in issuers representing more than 5% of the fund’s total assets. As a result, the fund is nondiversified under the Investment Company Act of 1940, although it continues to hold more than 100 stocks across a number of sectors.

Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

31

Mega Cap Value Index Fund

Sector Diversification

As of February 28, 2019

Basic Materials	2.3%
Consumer Goods	8.7
Consumer Services	6.3
Financials	23.8
Health Care	18.0
Industrials	10.1
Oil & Gas	8.3
Technology	13.0
Telecommunications	4.5
Utilities	5.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

32

Mega Cap Value Index Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (2.3%)
DowDuPont Inc.	538,459	28,662
Air Products & Chemicals Inc.	51,533	9,337
PPG Industries Inc.	56,343	6,309
LyondellBasell Industries NV Class A	71,958	6,154
International Paper Co.	95,119	4,358
		54,820
Consumer Goods (8.7%)
Procter & Gamble Co.	584,755	57,628
Coca-Cola Co.	899,138	40,767
PepsiCo Inc.	331,363	38,319
Mondelez International Inc. Class A	341,249	16,093
General Motors Co.	298,143	11,771
Kimberly-Clark Corp.	81,264	9,494
Ford Motor Co.	917,733	8,048
General Mills Inc.	139,789	6,588
VF Corp.	74,399	6,499
Archer-Daniels-Midland Co.	131,473	5,588
Kellogg Co.	65,188	3,667
Aptiv plc	30,797	2,560
Tyson Foods Inc. Class A	34,675	2,138
		209,160
Consumer Services (6.2%)
Walmart Inc.	343,728	34,026
CVS Health Corp.	303,489	17,551
Walgreens Boots Alliance Inc.	189,407	13,484
Twenty-First Century Fox Inc. Class A	247,213	12,467
Target Corp.	122,506	8,899
eBay Inc.	214,821	7,980
Sysco Corp.	116,096	7,842
Delta Air Lines Inc.	144,790	7,179
McKesson Corp.	45,867	5,832
Twenty-First Century Fox Inc.	113,286	5,682
Las Vegas Sands Corp.	92,021	5,653
Kroger Co.	187,008	5,485
Carnival Corp.	92,759	5,358
CBS Corp. Class B	78,797	3,956
American Airlines Group Inc.	97,498	3,474
* United Continental Holdings Inc.	27,251	2,393
Omnicom Group Inc.	26,182	1,982
AmerisourceBergen Corp. Class A	18,729	1,560
CBS Corp. Class A	1,851	93
		150,896
Financials (23.8%)
* Berkshire Hathaway Inc. Class B	456,466	91,887
JPMorgan Chase & Co.	780,517	81,455
Bank of America Corp.	2,073,237	60,290
Wells Fargo & Co.	994,352	49,608
Citigroup Inc.	573,184	36,672
US Bancorp	341,366	17,645
American Express Co.	160,377	17,279
Goldman Sachs Group Inc.	78,613	15,463
CME Group Inc.	83,932	15,268
Chubb Ltd.	102,819	13,767
Morgan Stanley	302,836	12,713
PNC Financial Services Group Inc.	97,461	12,282
Bank of New York Mellon Corp.	208,836	10,960
Progressive Corp.	136,828	9,975
Prudential Financial Inc.	96,974	9,295
Capital One Financial Corp.	111,184	9,293
BB&T Corp.	180,886	9,220
American International Group Inc.	207,692	8,972

33

Mega Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Aflac Inc.	178,624	8,778
	Travelers Cos. Inc.	62,227	8,271
	MetLife Inc.	173,478	7,840
	Allstate Corp.	80,995	7,644
	SunTrust Banks Inc.	105,295	6,831
	Equity Residential	86,275	6,358
	State Street Corp.	84,699	6,087
	BlackRock Inc.	12,976	5,751
	Discover Financial Services	78,919	5,651
	Synchrony Financial	151,760	4,949
	Northern Trust Corp.	49,342	4,599
	Weyerhaeuser Co.	175,823	4,376
	Ameriprise Financial Inc.	32,660	4,299
	Fifth Third Bancorp	154,361	4,257
	Welltower Inc.	44,131	3,279
	Ventas Inc.	42,031	2,637
	Franklin Resources Inc.	32,921	1,074
*	Berkshire Hathaway Inc. Class A	1	302
			575,027
Health Care (18.0%)
	Johnson & Johnson	629,515	86,017
*	Pfizer Inc.	1,356,771	58,816
	UnitedHealth Group Inc.	225,841	54,703
	Merck & Co. Inc.	610,300	49,611
	Abbott Laboratories	412,261	32,000
	Amgen Inc.	149,530	28,423
^	Eli Lilly & Co.	223,723	28,254
	Gilead Sciences Inc.	303,653	19,743
	Anthem Inc.	60,751	18,270
*	Cigna Corp.	89,329	15,582
	Allergan plc	79,201	10,907
	Humana Inc.	32,231	9,187
	HCA Healthcare Inc.	64,667	8,991
	Zimmer Biomet Holdings Inc.	47,821	5,935
	Baxter International Inc.	59,234	4,427
*	Mylan NV	115,179	3,040
	Cardinal Health Inc.	34,831	1,893
			435,799
Industrials (10.1%)
	Honeywell International Inc.	173,695	26,761
	United Technologies Corp.	192,377	24,176
	General Electric Co.	2,041,696	21,213
	Caterpillar Inc.	138,490	19,020
	CSX Corp.	188,320	13,685
	Deere & Co.	75,484	12,382
	Northrop Grumman Corp.	40,813	11,834
	Norfolk Southern Corp.	63,918	11,461
	Waste Management Inc.	100,090	10,134
	General Dynamics Corp.	59,027	10,048
	Emerson Electric Co.	146,957	10,015
	Danaher Corp.	74,065	9,408
	Eaton Corp. plc	101,753	8,117
	Johnson Controls International plc	217,124	7,658
	TE Connectivity Ltd.	80,632	6,619
	Raytheon Co.	33,356	6,221
	Ingersoll-Rand plc	57,536	6,074
	PACCAR Inc.	81,935	5,555
	Cummins Inc.	35,841	5,523
	Parker-Hannifin Corp.	31,029	5,466
	FedEx Corp.	27,790	5,030
	Stanley Black & Decker Inc.	35,499	4,701
	Republic Services Inc. Class A	49,576	3,888
			244,989
Oil & Gas (8.3%)
	Exxon Mobil Corp.	993,711	78,533
	Chevron Corp.	448,502	53,632
	ConocoPhillips	270,200	18,333
	Marathon Petroleum Corp.	162,137	10,054
	Phillips 66	102,849	9,911
	Kinder Morgan Inc.	440,519	8,440
	Valero Energy Corp.	99,696	8,131
	Williams Cos. Inc.	284,435	7,592
	Halliburton Co.	195,060	5,986
			200,612
Technology (13.0%)
	Microsoft Corp.	907,089	101,621
	Intel Corp.	1,071,271	56,734
	Cisco Systems Inc.	1,055,298	54,633
	Oracle Corp.	622,458	32,449
	International Business Machines Corp.	213,339	29,469
	QUALCOMM Inc.	284,518	15,190
	HP Inc.	371,543	7,331
	Corning Inc.	187,931	6,542
	Hewlett Packard Enterprise Co.	345,888	5,666
	DXC Technology Co.	65,568	4,318
			313,953
Telecommunications (4.5%)
	Verizon Communications Inc.	969,876	55,205
	AT&T Inc.	1,708,297	53,162
*	Sprint Corp.	143,701	913
			109,280
Utilities (5.0%)
	NextEra Energy Inc.	112,139	21,051
	Duke Energy Corp.	167,316	15,002
	Dominion Energy Inc.	176,428	13,072
	Southern Co.	238,023	11,827

34

Mega Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Exelon Corp.	226,615	11,011
	American Electric Power Co. Inc.	115,750	9,393
	Sempra Energy	61,050	7,353
	Public Service Enterprise Group Inc.	118,799	6,987
	Xcel Energy Inc.	120,837	6,629
	Consolidated Edison Inc.	76,186	6,281
	PPL Corp.	168,898	5,433
	Edison International	76,453	4,579
*	PG&E Corp.	60,553	1,031
			119,649
	Total Common Stocks (Cost $1,926,557)		2,414,185
	Temporary Cash Investments (0.1%)[1]
	Money Market Fund (0.1%)
2,3	Vanguard Market Liquidity Fund, 2.563%	21,030	2,103

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill, 2.365%, 3/21/19	100	100
4	United States Treasury Bill, 2.429%, 4/11/19	500	499
			599
	Total Temporary Cash Investments (Cost $2,702)		2,702
	Total Investments (100.0%) (Cost $1,929,259)		2,416,887

			Amount
			($000)
	Other Assets and Liabilities (0.0%)
	Other Assets
	Investment in Vanguard		121
	Receivables for Accrued Income		8,123
	Receivables for Capital Shares Issued		3
	Total Other Assets		8,247
	Liabilities
	Payables for Investment Securities Purchased		(2)
	Collateral for Securities on Loan		(2,101)
	Payables for Capital Shares Redeemed		(144)
	Payables to Vanguard		(447)
	Variation Margin Payable—Futures Contracts		(8)
	Other Liabilities		(5,080)
	Total Liabilities		(7,782)
	Net Assets (100%)		2,417,352

35

Mega Cap Value Index Fund

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	1,944,734
Total Distributable Earnings (Loss)	472,618
Net Assets	2,417,352

ETF Shares—Net Assets
Applicable to 29,434,057 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,300,063
Net Asset Value Per Share— ETF Shares	$78.14

Institutional Shares—Net Assets
Applicable to 756,952 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	117,289
Net Asset Value Per Share— Institutional Shares	$154.95

•    See Note A in Notes to Financial Statements.

^    Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,057,000.

*     Non-income-producing security.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3   Includes $2,101,000 of collateral received for securities on loan.

4   Securities with a value of $349,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
E-mini S&P 500 Index	March 2019	24	3,342	27

See accompanying Notes, which are an integral part of the Financial Statements.

36

Mega Cap Value Index Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends	36,678
Interest[1]	23
Total Income	36,701
Expenses
The Vanguard Group—Note B
Investment Advisory Services	305
Management and Administrative—ETF Shares	377
Management and Administrative—Institutional Shares	18
Marketing and Distribution—ETF Shares	46
Marketing and Distribution—Institutional Shares	1
Custodian Fees	8
Shareholders’ Reports—ETF Shares	21
Shareholders’ Reports—Institutional Shares	1
Total Expenses	777
Net Investment Income	35,924
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	61,600
Futures Contracts	269
Realized Net Gain (Loss)	61,869
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(116,361)
Futures Contracts	(33)
Change in Unrealized Appreciation (Depreciation)	(116,394)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,601)

1   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

2   Includes $57,590,000 of net gain (loss) resulting from in-kind redemptions; such gain (loss) is not taxable to the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Mega Cap Value Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	35,924	51,263
Realized Net Gain (Loss)	61,869	33,613
Change in Unrealized Appreciation (Depreciation)	(116,394)	228,709
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,601)	313,585
Distributions
Net Investment Income
ETF Shares	(27,997)	(47,205)
Institutional Shares	(1,590)	(3,196)
Realized Capital Gain
ETF Shares	—	—
Institutional Shares	—	—
Total Distributions	(29,587)	(50,401)
Capital Share Transactions
ETF Shares	226,006	156,383
Institutional Shares	(10,606)	(11,494)
Net Increase (Decrease) from Capital Share Transactions	215,400	144,889
Total Increase (Decrease)	167,212	408,073
Net Assets
Beginning of Period	2,250,140	1,842,067
End of Period	2,417,352	2,250,140

See accompanying Notes, which are an integral part of the Financial Statements.

38

Mega Cap Value Index Fund

Financial Highlights

ETF Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$79.89	$70.19	$63.52	$56.89	$59.60	$49.65
Investment Operations
Net Investment Income	1.221[1]	1.893[1]	1.843[1]	1.638	1.484	1.338
Net Realized and Unrealized Gain (Loss) on Investments	(1.956)	9.668	6.557	6.583	(2.733)	9.911
Total from Investment Operations	(.735)	11.561	8.400	8.221	(1.249)	11.249
Distributions
Dividends from Net Investment Income	(1.015)	(1.861)	(1.730)	(1.591)	(1.461)	(1.299)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.015)	(1.861)	(1.730)	(1.591)	(1.461)	(1.299)
Net Asset Value, End of Period	$78.14	$79.89	$70.19	$63.52	$56.89	$59.60

Total Return	-0.82%	16.71%	13.40%	14.71%	-2.22%	22.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,300	$2,120	$1,717	$1,322	$957	$870
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.07%	0.09%	0.11%
Ratio of Net Investment Income to Average Net Assets	3.21%	2.50%	2.73%	2.84%	2.51%	2.47%
Portfolio Turnover Rate[2]	5%	8%	8%	8%	5%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

39

Mega Cap Value Index Fund

Financial Highlights

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	February 28,	Year Ended August 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$158.41	$139.18	$125.94	$112.80	$118.18	$98.45
Investment Operations
Net Investment Income	2.379[1]	3.743[1]	3.596[1]	3.259	2.976	2.687
Net Realized and Unrealized Gain (Loss) on Investments	(3.820)	19.188	13.077	13.063	(5.427)	19.649
Total from Investment Operations	(1.441)	22.931	16.673	16.322	(2.451)	22.336
Distributions
Dividends from Net Investment Income	(2.019)	(3.701)	(3.433)	(3.182)	(2.929)	(2.606)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(2.019)	(3.701)	(3.433)	(3.182)	(2.929)	(2.606)
Net Asset Value, End of Period	$154.95	$158.41	$139.18	$125.94	$112.80	$118.18

Total Return	-0.84%	16.71%	13.41%	14.72%	-2.19%	22.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$117	$131	$125	$207	$213	$212
Ratio of Total Expenses to Average Net Assets	0.06%	0.06%	0.06%	0.06%	0.06%	0.08%
Ratio of Net Investment Income to Average Net Assets	3.22%	2.51%	2.74%	2.85%	2.54%	2.50%
Portfolio Turnover Rate[2]	5%	8%	8%	8%	5%	8%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

40

Mega Cap Value Index Fund

Notes to Financial Statements

Vanguard Mega Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

41

Mega Cap Value Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (August 31, 2015–2018), and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

6. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

42

Mega Cap Value Index Fund

7. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $121,000, representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

43

Mega Cap Value Index Fund

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,414,185	—	—
Temporary Cash Investments	2,103	599	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	2,416,280	599	—

1 Represents variation margin on the last day of the reporting period.

D.  As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,929,259
Gross Unrealized Appreciation	571,434
Gross Unrealized Depreciation	(83,806)
Net Unrealized Appreciation (Depreciation)	487,628

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses including $4,326,000, which may be used to offset future net capital gains through August 31, 2019, as well as capital losses of $33,322,000 that may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

E.  During the six months ended February 28, 2019, the fund purchased $405,819,000 of investment securities and sold $182,250,000 of investment securities, other than temporary cash investments. Purchases and sales include $333,170,000 and $128,779,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

44

Mega Cap Value Index Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	356,339	4,704	261,009	3,450
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(130,333)	(1,800)	(104,626)	(1,375)
Net Increase (Decrease)—ETF Shares	226,006	2,904	156,383	2,075
Institutional Shares
Issued	4,105	26	100	1
Issued in Lieu of Cash Distributions	839	6	1,611	11
Redeemed	(15,550)	(100)	(13,205)	(89)
Net Increase (Decrease)—Institutional Shares	(10,606)	(68)	(11,494)	(77)

G. Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

45

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Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

Source for Bloomberg Barclays indexes: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

© 2019 The Vanguard Group, Inc.
All rights reserved.
U.S. Patent Nos. 6,879,964; 7,337,138;
7,720,749; 7,925,573; 8,090,646; 8,417,623; and 8,626,636.
Vanguard Marketing Corporation, Distributor.

Q8282 042019

Semiannual Report | February 28, 2019 Vanguard Global Wellington TM Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Wellington Fund	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,001.29	$2.28
Admiral™ Shares	1,000.00	1,001.82	1.74
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.51	$2.31
Admiral Shares	1,000.00	1,023.06	1.76

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for the period are 0.46% for Investor Shares and 0.35% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Global Wellington Fund

Sector Diversification

As of February 28, 2019

Equity Exposure
Communication Services	4.8%
Consumer Discretionary	8.5
Consumer Staples	9.7
Energy	7.1
Financials	18.2
Health Care	13.5
Industrials	19.3
Information Technology	11.2
Materials	1.6
Real Estate	2.2
Utilities	3.9

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Fixed Income Exposure
Asset-Backed	5.9%
Commercial Mortgage-Backed	2.1
Finance	23.0
Foreign	12.5
Government Mortgage-Backed	6.2
Industrial	35.7
Treasury/Agency	5.5
Utilities	6.5
Other	2.6

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global Wellington Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Market
		Value•
	Shares	($000)
Common Stocks (66.2%)
Canada (3.8%)
Suncor Energy Inc.	427,142	14,723
Canadian National Railway Co. (New York Shares)	64,974	5,580
Canadian Natural Resources Ltd.	187,749	5,333
Dollarama Inc.	191,360	5,180
Bank of Nova Scotia	51,589	2,866
		33,682
France (4.3%)
TOTAL SA	184,842	10,521
Vinci SA	108,470	10,353
BNP Paribas SA	123,851	6,340
Legrand SA	90,437	5,964
Schneider Electric SE	68,452	5,319
		38,497
Germany (1.1%)
Deutsche Post AG	207,831	6,446
Bayerische Motoren Werke AG	38,021	3,214
		9,660
Italy (0.5%)
Assicurazioni Generali SPA	266,894	4,759

Japan (8.0%)
^ Seven & i Holdings Co. Ltd.	288,418	12,694
Tokio Marine Holdings Inc.	235,442	11,508
Mitsubishi UFJ Financial Group Inc.	1,404,102	7,286
Isuzu Motors Ltd.	506,374	7,279
SMC Corp.	19,251	6,735
Marui Group Co. Ltd.	346,500	6,105
Sumitomo Mitsui Financial Group Inc.	147,921	5,256
Takeda Pharmaceutical Co. Ltd.	120,165	4,836
Nippon Telegraph & Telephone Corp.	104,322	4,509
Daiwa House Industry Co. Ltd.	97,359	3,015
Eisai Co. Ltd.	28,795	2,380
		71,603

4

Global Wellington Fund

		Market
		Value•
	Shares	($000)
Netherlands (2.3%)
Koninklijke Philips NV	226,097	8,997
ING Groep NV	582,287	7,697
ASML Holding NV	21,419	3,918
		20,612
South Korea (0.9%)
Samsung Electronics Co. Ltd.	199,766	7,995

Spain (1.5%)
* Iberdrola SA	1,220,705	10,213
CaixaBank SA	994,018	3,542
		13,755
Switzerland (4.9%)
Novartis AG	212,774	19,391
Nestle SA	133,167	12,046
Julius Baer Group Ltd.	169,663	7,393
Zurich Insurance Group AG	13,803	4,553
		43,383
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	934,000	7,167

United Kingdom (2.4%)
AstraZeneca plc ADR	213,569	8,880
BAE Systems plc	1,272,262	7,845
Diageo plc	117,391	4,546
		21,271
United States (35.7%)
Cisco Systems Inc.	274,864	14,230
Chubb Ltd.	98,787	13,228
Sempra Energy	108,420	13,058
General Dynamics Corp.	71,324	12,141
Deere & Co.	70,920	11,634
PepsiCo Inc.	95,359	11,027
Verizon Communications Inc.	192,950	10,983
Medtronic plc	119,917	10,852
McDonald’s Corp.	58,169	10,694
Microsoft Corp.	92,114	10,320
Bank of America Corp.	339,204	9,864
American Tower Corp.	55,018	9,691
Lockheed Martin Corp.	30,865	9,550
TJX Cos. Inc.	179,146	9,188
United Parcel Service Inc. Class B	83,157	9,164
PNC Financial Services Group Inc.	72,278	9,108
Mondelez International Inc. Class A	192,652	9,085
^ Autoliv Inc.	108,339	8,863
Merck & Co. Inc.	102,715	8,350
Union Pacific Corp.	49,646	8,326
Linde plc	44,871	7,812
Colgate-Palmolive Co.	118,388	7,798
Schlumberger Ltd.	175,314	7,724
* Alphabet Inc. Class A	6,628	7,467

5

Global Wellington Fund

		Market
		Value•
	Shares	($000)
Abbott Laboratories	78,561	6,098
KLA-Tencor Corp.	52,380	6,049
UnitedHealth Group Inc.	23,872	5,782
Caterpillar Inc.	41,683	5,725
JPMorgan Chase & Co.	53,486	5,582
Comcast Corp. Class A	138,011	5,337
United Technologies Corp.	40,984	5,150
Cognizant Technology Solutions Corp. Class A	68,468	4,860
Accenture plc Class A	30,050	4,849
Bristol-Myers Squibb Co.	85,154	4,399
Honeywell International Inc.	28,232	4,350
Intel Corp.	72,804	3,856
Chevron Corp.	31,185	3,729
Principal Financial Group Inc.	60,412	3,180
Marsh & McLennan Cos. Inc.	34,165	3,178
Texas Instruments Inc.	27,860	2,947
Prudential Financial Inc.	25,368	2,432
International Paper Co.	38,078	1,745
		319,405
Total Common Stocks (Cost $580,046)		591,789

		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (4.5%)
United States (4.5%)
1,2	Fannie Mae Pool	3.000%	12/1/47	841	822
1,2	Fannie Mae Pool	4.000%	10/1/48–12/1/48	1,443	1,471
1,2, 3	Fannie Mae Pool	3.500%	3/1/49	4,707	4,709
1,2	Fannie Mae REMICS	2.000%	9/25/40	170	164
1,2	Fannie Mae REMICS	3.500%	6/25/44–2/25/48	1,730	1,758
1,2	Fannie Mae REMICS	2.500%	5/25/45	545	534
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,311	2,264
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	6,632	6,643
1,2	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	2,013	2,054
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,462	1,519
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	544	548
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,407	1,352
1	Government National Mortgage Assn.	2.750%	9/20/44	281	278
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	1,510	1,512
4	United States Treasury Note/Bond	1.500%	10/31/19	265	263
	United States Treasury Note/Bond	2.875%	10/31/20	1,990	2,000
	United States Treasury Note/Bond	1.875%	9/30/22	615	602
	United States Treasury Note/Bond	2.125%	12/31/22	785	774
	United States Treasury Note/Bond	2.500%	3/31/23	1,560	1,559
	United States Treasury Note/Bond	2.750%	7/31/23	785	792
	United States Treasury Note/Bond	2.875%	9/30/23	645	655
	United States Treasury Note/Bond	2.875%	8/15/28	880	891
	United States Treasury Note/Bond	3.125%	11/15/28	1,585	1,639
4	United States Treasury Note/Bond	2.750%	11/15/47	2,420	2,263

6

Global Wellington Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	1,260	1,238
	United States Treasury Note/Bond	3.125%	5/15/48	445	448
	United States Treasury Note/Bond	3.000%	8/15/48	715	703
	United States Treasury Strip Principal	0.000%	5/15/47	660	273
	United States Treasury Strip Principal	0.000%	8/15/47	755	309
Total U.S. Government and Agency Obligations (Cost $40,202)					40,037
Asset-Backed/Commercial Mortgage-Backed Securities (1.9%)
Australia (0.1%)
5	National Australia Bank Ltd.	2.400%	12/7/21	575	566

Canada (0.1%)
1,5,6	CARDS II Trust 2017-2A, 1M USD LIBOR + 0.260%	2.749%	10/17/22	720	720
1,5,6	Master Credit Card Trust II Series 2018-1A, 1M USD LIBOR + 0.490%	2.972%	7/21/24	765	762
					1,482
Cayman Islands (0.6%)
1,5,6	Atlas Senior Loan Fund V Ltd., 3M USD LIBOR + 1.260%	4.039%	7/16/29	750	747
1,5,6	KKR CLO 17 Ltd., 3M USD LIBOR + 1.340%	4.127%	4/15/29	730	731
1,5,6	Madison Park Funding XVIII Ltd., 3M USD LIBOR + 1.190%	3.951%	10/21/30	730	728
1,5,6	Madison Park Funding XXX Ltd., 3M USD LIBOR + 0.750%	3.537%	4/15/29	1,400	1,377
1,5,6	Magnetite VII Ltd., 3M USD LIBOR + 0.800%	3.587%	1/15/28	1,375	1,357
1,5,6	Race Point IX CLO Ltd., 3M USD LIBOR + 1.210%	3.997%	10/15/30	730	729
					5,669
Spain (0.1%)
7	Bankia SA	4.125%	3/24/36	450	689

United States (1.0%)
1,5,6	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	655	655
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	225	224
1,5,6	Bristol Park CLO Ltd., 3M USD LIBOR + 1.420%	4.207%	4/15/29	685	686
1,5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	437	433
1,5	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	870	871
1,5	Chrysler Capital Auto Receivables Trust 2016-A	3.250%	6/15/22	245	246
1,5,6	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	168	166
1,5,6	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	220	220
1,5,6	Deephaven Residential Mortgage Trust 2018-1	2.976%	12/25/57	261	259
1,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	707	705
1,5	First Investors Auto Owner Trust	2.000%	3/15/22	209	208
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	120	119
1,5	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	255	254

7

Global Wellington Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1,5	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	167	166
1,5	Hyundai Auto Lease Securitization Trust 2018-A	2.550%	8/17/20	354	353
1,5,6	KKR CLO 16 Ltd., 3M USD LIBOR + 1.490%	4.251%	1/20/29	360	360
1,5	MMAF Equipment Finance LLC 2016-A	1.480%	6/15/20	87	87
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	170	168
1,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	582	580
1	Santander Drive Auto Receivables Trust 2014-4	3.100%	11/16/20	111	112
1	Santander Drive Auto Receivables Trust 2016-3	1.890%	6/15/21	196	196
1,5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	227	227
1,5,6	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	290	286
1,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	297	299
1,5	Westlake Automobile Receivables Trust	2.980%	1/18/22	700	701
1,5	Westlake Automobile Receivables Trust 2018-1	2.240%	12/15/20	313	312
					8,893
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $17,389)					17,299
Corporate Bonds (21.3%)
Australia (0.2%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,025	1,029
	Westpac Banking Corp.	2.300%	5/26/20	198	196
5	WEA Finance LLC	4.125%	9/20/28	595	602
5	WEA Finance LLC	4.625%	9/20/48	220	221
					2,048
Belgium (0.0%)
8	Anheuser-Busch InBev SA	1.750%	3/7/25	250	319

Canada (0.6%)
9	Bell Canada Inc.	3.350%	3/22/23	975	752
6	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	3.508%	6/16/22	570	571
	Emera US Finance LP	2.700%	6/15/21	400	393
	Fortis Inc.	3.055%	10/4/26	775	723
	Nutrien Ltd.	3.150%	10/1/22	275	271
9	Royal Bank of Canada	2.949%	5/1/23	1,875	1,444
9	Toronto-Dominion Bank	1.680%	6/8/21	740	555
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	421
					5,130
China (0.3%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	825	822
	Alibaba Group Holding Ltd.	3.400%	12/6/27	660	628
5	Tencent Holdings Ltd.	3.595%	1/19/28	1,035	1,000
					2,450
France (1.9%)
1,7	AXA SA	5.125%	7/4/43	600	780
7	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	800	938
7	BNP Paribas SA	1.500%	11/17/25	2,800	3,230

8

Global Wellington Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
7	BPCE SA	1.125%	1/18/23	700	806
5	BPCE SA	5.700%	10/22/23	400	418
5	BPCE SA	3.250%	1/11/28	525	497
7	Credit Agricole SA	1.000%	9/16/24	1,400	1,634
7	Orange SA	1.000%	5/12/25	1,300	1,496
7	PSA Banque France SA	0.500%	1/17/20	1,925	2,201
7	RCI Banque SA	0.750%	9/26/22	500	566
7	RCI Banque SA	1.375%	3/8/24	475	537
7	Societe Generale SA	1.000%	4/1/22	600	692
7	Total Capital Canada Ltd.	1.875%	7/9/20	2,500	2,919
7	Veolia Environnement SA	1.590%	1/10/28	400	473
					17,187
Germany (1.6%)
5	Bayer US Finance II LLC	4.250%	12/15/25	535	536
7	Daimler AG	0.875%	1/12/21	2,575	2,968
7	Deutsche Telekom International Finance BV	4.250%	3/16/20	1,200	1,425
8	E.ON International Finance BV	5.875%	10/30/37	150	267
7	E.ON SE	0.375%	8/23/21	1,800	2,055
7	E.ON SE	1.625%	5/22/29	565	646
8	innogy Finance BV	4.750%	1/31/34	600	936
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	647
7	Volkswagen International Finance NV	2.000%	1/14/20	1,525	1,764
7	Volkswagen Leasing GmbH	2.625%	1/15/24	425	509
7	Volkswagen Leasing GmbH	1.375%	1/20/25	950	1,053
7	Vonovia Finance BV	1.750%	1/25/27	900	1,037
					13,843
Hong Kong (0.1%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,242

Italy (0.1%)
5	Enel Finance International NV	4.875%	6/14/29	1,000	1,000
5	Eni SPA	4.750%	9/12/28	200	200
					1,200
Japan (0.5%)
7	JT International Financial Services BV	1.125%	9/28/25	1,550	1,775
10	Toyota Finance Australia Ltd.	2.500%	12/7/20	1,625	1,155
7	Toyota Motor Credit Corp.	1.800%	7/23/20	1,250	1,458
					4,388
Mexico (0.3%)
7	America Movil SAB de CV	4.125%	10/25/19	575	671
	America Movil SAB de CV	6.375%	3/1/35	350	422
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	540	549
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	980	786
					2,428
Netherlands (0.4%)
7	ABN AMRO Bank NV	2.500%	11/29/23	855	1,064
8	Cooperatieve Rabobank UA	4.625%	5/23/29	200	294
7	ING Groep NV	2.000%	9/20/28	1,100	1,288
	Shell International Finance BV	4.000%	5/10/46	475	472
					3,118
South Korea (0.0%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	202

9

Global Wellington Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Spain (0.7%)
7	CaixaBank SA	1.750%	10/24/23	1,800	2,043
7	Iberdrola International BV	2.875%	11/11/20	1,800	2,148
7	Telefonica Emisiones SAU	2.242%	5/27/22	700	841
7	Telefonica Emisiones SAU	1.715%	1/12/28	500	572
	Telefonica Emisiones SAU	4.665%	3/6/38	630	577
					6,181
Sweden (0.3%)
7	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	550	650
7	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,750	1,998
					2,648
Switzerland (1.0%)
7	Credit Suisse AG	4.750%	8/5/19	2,350	2,729
1,7	Credit Suisse Group AG	1.250%	7/17/25	1,425	1,616
8	LafargeHolcim Sterling Finance Netherlands BV	3.000%	5/12/32	455	557
5	Roche Holdings Inc.	2.625%	5/15/26	1,100	1,050
5	UBS AG	4.500%	6/26/48	225	242
5,6	UBS AG, 3M USD LIBOR + 0.480%	3.218%	12/1/20	2,250	2,254
					8,448
United Kingdom (1.6%)
	AstraZeneca plc	4.000%	1/17/29	305	308
	BAT Capital Corp.	3.222%	8/15/24	575	549
	BAT Capital Corp.	3.557%	8/15/27	925	848
7	BAT International Finance plc	2.250%	1/16/30	1,000	1,070
	BP Capital Markets plc	3.814%	2/10/24	475	488
9	BP Capital Markets plc	3.470%	5/15/25	1,350	1,047
8	CPUK Finance Ltd.	3.588%	8/28/25	975	1,348
7	FCE Bank plc	0.869%	9/13/21	1,800	1,992
8	Heathrow Funding Ltd.	6.750%	12/3/26	450	775
1,7	Heathrow Funding Ltd.	1.500%	2/11/32	750	840
6	HSBC Holdings plc, 3M USD LIBOR + 1.000%	3.683%	5/18/24	245	243
7	Imperial Brands Finance plc	2.250%	2/26/21	1,825	2,145
7	Imperial Brands Finance plc	1.375%	1/27/25	530	594
5	Imperial Brands Finance plc	4.250%	7/21/25	800	798
5	Sky plc	3.125%	11/26/22	725	717
	Trinity Acquisition plc	4.400%	3/15/26	724	733
					14,495
United States (11.7%)
	21st Century Fox America Inc.	6.200%	12/15/34	640	792
	Abbott Laboratories	3.400%	11/30/23	500	505
	Alabama Power Co.	4.300%	7/15/48	255	257
	Allergan Funding SCS	3.800%	3/15/25	735	726
	Amazon.com Inc.	4.800%	12/5/34	300	333
	Amazon.com Inc.	4.250%	8/22/57	225	228
	Ameren Illinois Co.	3.800%	5/15/28	410	421
	American Electric Power Co. Inc.	3.200%	11/13/27	950	907
7	American Express Credit Corp.	0.625%	11/22/21	1,900	2,186
7	American International Group Inc.	1.500%	6/8/23	700	810
7	American International Group Inc.	1.875%	6/21/27	750	844
	American Tower Corp.	5.000%	2/15/24	1,050	1,109
	American Tower Corp.	4.400%	2/15/26	300	306

10

Global Wellington Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	3.625%	5/22/24	275	278
	Amgen Inc.	4.663%	6/15/51	350	335
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	1,405	1,398
5	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	775	739
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	170	157
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	85	78
	Anthem Inc.	3.500%	8/15/24	275	274
	Anthem Inc.	4.101%	3/1/28	610	617
	Anthem Inc.	4.375%	12/1/47	415	398
	Apple Inc.	2.750%	1/13/25	780	763
7	AT&T Inc.	1.875%	12/4/20	2,450	2,861
	AT&T Inc.	4.125%	2/17/26	800	800
	AT&T Inc.	4.900%	8/15/37	475	460
	Bank of America Corp.	3.300%	1/11/23	570	572
1	Bank of America Corp.	3.593%	7/21/28	1,885	1,841
1	Bank of America Corp.	4.271%	7/23/29	665	681
6	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	3.800%	10/30/23	415	420
	BB&T Corp.	3.200%	9/3/21	510	513
	BB&T Corp.	3.700%	6/5/25	770	784
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10	11
	Boston Scientific Corp.	4.000%	3/1/29	60	60
	Brandywine Operating Partnership LP	3.950%	11/15/27	665	638
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	1,190	1,156
5	Brooklyn Union Gas Co.	4.273%	3/15/48	965	944
	Capital One Financial Corp.	4.200%	10/29/25	1,075	1,071
	Cardinal Health Inc.	4.500%	11/15/44	380	327
5	Cargill Inc.	4.760%	11/23/45	340	366
	Catholic Health Initiatives Colorado	4.200%	8/1/23	770	786
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	410	438
5	Cigna Corp.	4.375%	10/15/28	420	424
	Citigroup Inc.	2.700%	3/30/21	345	343
	Citigroup Inc.	4.600%	3/9/26	535	547
1	Citigroup Inc.	3.520%	10/27/28	2,380	2,306
	Citigroup Inc.	4.750%	5/18/46	70	69
	Comcast Corp.	3.950%	10/15/25	250	258
	Comcast Corp.	6.500%	11/15/35	635	777
	Comcast Corp.	4.600%	10/15/38	255	262
	Comcast Corp.	4.000%	3/1/48	40	37
	Comcast Corp.	3.999%	11/1/49	120	112
	Comcast Corp.	4.049%	11/1/52	20	18
	Commonwealth Edison Co.	3.650%	6/15/46	35	32
	Commonwealth Edison Co.	4.000%	3/1/48	245	240
	Conagra Brands Inc.	4.600%	11/1/25	200	203
	Conagra Brands Inc.	5.300%	11/1/38	150	142
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	91
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	290
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	300	296
5	Cox Communications Inc.	4.600%	8/15/47	800	726

11

Global Wellington Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle International Corp.	3.800%	2/15/28	905	876
	CSX Corp.	4.300%	3/1/48	365	353
	CVS Health Corp.	4.100%	3/25/25	1,185	1,197
	CVS Health Corp.	2.875%	6/1/26	1,455	1,348
	Devon Energy Corp.	3.250%	5/15/22	570	567
	Dignity Health California	3.812%	11/1/24	594	600
	Dignity Health California	4.500%	11/1/42	166	158
	Discover Bank	4.200%	8/8/23	575	585
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	660	662
	Duke Energy Progress LLC	4.100%	3/15/43	707	708
	Duke Energy Progress LLC	4.200%	8/15/45	285	288
	Energy Transfer Partners LP	4.900%	3/15/35	1,075	998
	Enterprise Products Operating LLC	3.900%	2/15/24	535	548
	EQT Midstream Partners LP	4.750%	7/15/23	1,010	1,016
5	ERAC USA Finance LLC	4.500%	2/15/45	640	597
	FirstEnergy Corp.	3.900%	7/15/27	675	668
	Florida Power & Light Co.	3.700%	12/1/47	275	263
	Ford Motor Credit Co. LLC	3.096%	5/4/23	1,275	1,172
5	Fox Corp.	4.030%	1/25/24	160	163
	General Motors Co.	4.200%	10/1/27	475	443
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,310	1,302
7	General Motors Financial Co. Inc.	0.955%	9/7/23	900	989
	Georgia Power Co.	4.300%	3/15/42	945	889
	Goldman Sachs Group Inc.	2.625%	4/25/21	575	568
1	Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,334
1	Goldman Sachs Group Inc.	3.814%	4/23/29	335	325
1	Goldman Sachs Group Inc.	4.223%	5/1/29	600	601
	Goldman Sachs Group Inc.	4.750%	10/21/45	250	253
	HCP Inc.	4.000%	6/1/25	375	376
	Humana Inc.	2.900%	12/15/22	590	577
7	International Business Machines Corp.	1.250%	1/29/27	2,350	2,690
	International Paper Co.	4.350%	8/15/48	500	446
	John Deere Capital Corp.	3.450%	3/13/25	985	996
7	JPMorgan Chase & Co.	3.875%	9/23/20	1,300	1,569
1	JPMorgan Chase & Co.	3.782%	2/1/28	775	773
1	JPMorgan Chase & Co.	3.964%	11/15/48	975	918
	Kaiser Foundation Hospitals	4.875%	4/1/42	45	50
	Kaiser Foundation Hospitals	4.150%	5/1/47	285	290
5	KeySpan Gas East Corp.	2.742%	8/15/26	400	375
8	Kraft Heinz Foods Co.	4.125%	7/1/27	500	688
	Kraft Heinz Foods Co.	4.375%	6/1/46	720	600
	Lockheed Martin Corp.	4.700%	5/15/46	253	272
	Lockheed Martin Corp.	4.090%	9/15/52	97	94
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	310	319
	Medtronic Inc.	3.150%	3/15/22	550	554
	Memorial Sloan-Kettering Cancer Center New York	4.125%	7/1/52	150	149
	Mercy Health	3.555%	8/1/27	410	395
5	Metropolitan Life Global Funding I	3.000%	9/19/27	775	742
	Microsoft Corp.	3.700%	8/8/46	1,125	1,089
	MidAmerican Energy Co.	4.250%	5/1/46	10	10
9	Molson Coors International LP	2.840%	7/15/23	1,875	1,392
	Morgan Stanley	2.750%	5/19/22	1,375	1,356
	Morgan Stanley	3.125%	7/27/26	1,850	1,766

12

Global Wellington Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1	Morgan Stanley	3.772%	1/24/29	145	143
	Mylan NV	3.950%	6/15/26	1,730	1,614
	National Retail Properties Inc.	3.900%	6/15/24	330	333
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	400	396
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	213
	Oglethorpe Power Corp.	5.250%	9/1/50	200	207
	Oracle Corp.	3.400%	7/8/24	575	579
	Oracle Corp.	3.250%	11/15/27	240	236
	Oracle Corp.	4.000%	11/15/47	220	211
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.375%	2/1/22	145	143
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	1,405	1,419
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	270	266
7	Philip Morris International Inc.	2.125%	5/30/19	1,525	1,744
	Philip Morris International Inc.	2.500%	11/2/22	575	562
7	Philip Morris International Inc.	2.875%	3/3/26	425	534
	PNC Bank NA	3.250%	1/22/28	910	894
1	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	225	212
	Santander Holdings USA Inc.	3.700%	3/28/22	1,750	1,746
5	SBA Tower Trust	2.877%	7/9/21	805	796
5	SBA Tower Trust	3.448%	3/15/23	675	670
	Sierra Pacific Power Co.	2.600%	5/1/26	149	140
	South Carolina Electric & Gas Co.	4.250%	8/15/28	650	679
	South Carolina Electric & Gas Co.	6.625%	2/1/32	156	191
	South Carolina Electric & Gas Co.	5.300%	5/15/33	113	125
	South Carolina Electric & Gas Co.	5.450%	2/1/41	300	341
	South Carolina Electric & Gas Co.	4.600%	6/15/43	230	242
	Southern California Edison Co.	3.700%	8/1/25	30	29
	Southern California Edison Co.	3.900%	3/15/43	8	7
	Southern California Edison Co.	4.000%	4/1/47	5	5
	Southern California Edison Co.	4.125%	3/1/48	625	575
	Southwestern Public Service Co.	3.700%	8/15/47	24	22
1,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	805	806
	SSM Health Care Corp.	3.823%	6/1/27	320	319
	Stanford Health Care	3.795%	11/15/48	50	48
	Starbucks Corp.	4.500%	11/15/48	320	308
	SunTrust Bank	3.300%	5/15/26	450	438
	Synchrony Bank	3.000%	6/15/22	450	435
5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	860	916
7	Thermo Fisher Scientific Inc.	1.400%	1/23/26	375	432
7	Thermo Fisher Scientific Inc.	1.950%	7/24/29	700	813
	Union Pacific Corp.	3.700%	3/1/29	210	208
	Union Pacific Corp.	4.300%	3/1/49	130	127
1	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	70	70
7	United Technologies Corp.	1.150%	5/18/24	380	435
	United Technologies Corp.	3.950%	8/16/25	285	290
	UnitedHealth Group Inc.	3.850%	6/15/28	395	404

13

Global Wellington Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	4.625%	7/15/35	185	201
	UnitedHealth Group Inc.	4.200%	1/15/47	65	66
	UnitedHealth Group Inc.	4.250%	6/15/48	445	454
	Verizon Communications Inc.	3.500%	11/1/24	275	278
	Verizon Communications Inc.	4.522%	9/15/48	1,625	1,593
	Verizon Communications Inc.	4.672%	3/15/55	225	219
	Viacom Inc.	4.250%	9/1/23	800	816
	Warner Media LLC	3.600%	7/15/25	850	836
7	Wells Fargo & Co.	2.250%	9/3/20	2,500	2,938
9	Wells Fargo & Co.	2.975%	5/19/26	625	463
	Wells Fargo & Co.	4.300%	7/22/27	275	280
	Wells Fargo & Co.	4.750%	12/7/46	800	809
	Welltower Inc.	4.000%	6/1/25	275	277
					104,873
Total Corporate Bonds (Cost $194,818)					190,200
Sovereign Bonds (4.1%)
Australia (0.1%)
10	Commonwealth of Australia	2.250%	11/21/22	1,260	912
10	Commonwealth of Australia	2.750%	11/21/27	135	101
10	Commonwealth of Australia	2.250%	5/21/28	380	273
					1,286
Canada (0.6%)
9	Canada	0.750%	3/1/21	2,110	1,571
9	Canada	2.750%	12/1/48	235	200
5,9	Canada Housing Trust No 1	2.350%	9/15/23	975	749
9	City of Toronto	3.200%	8/1/48	1,000	734
9	Province of Ontario	2.900%	6/2/28	1,910	1,478
11	Province of Ontario	0.250%	6/28/29	985	985
					5,717
Chile (0.1%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	641

China (0.3%)
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	1,025	1,011
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,095
					3,106
Japan (1.1%)
12	Japan	0.100%	6/20/28	105,200	956
12	Japan	0.100%	12/20/28	879,000	7,972
	Japan Bank for International Cooperation	2.250%	2/24/20	450	448
					9,376
Mexico (0.4%)
7	Petroleos Mexicanos	3.750%	2/21/24	2,595	2,956
	Petroleos Mexicanos	6.350%	2/12/48	210	173
					3,129
Qatar (0.3%)
5	State of Qatar	2.375%	6/2/21	1,400	1,377
5	State of Qatar	3.875%	4/23/23	550	563
5	State of Qatar	5.103%	4/23/48	255	275
					2,215

14

Global Wellington Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Saudi Arabia (0.3%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	2,740	2,695
5	Kingdom of Saudi Arabia	4.000%	4/17/25	200	203
					2,898
Singapore (0.1%)
5	Temasek Financial I Ltd.	3.625%	8/1/28	510	524

United Arab Emirates (0.1%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,205

United Kingdom (0.7%)
8	United Kingdom	1.500%	1/22/21	1,015	1,363
8	United Kingdom	0.500%	7/22/22	430	563
8	United Kingdom	0.750%	7/22/23	1,210	1,589
8	United Kingdom	1.250%	7/22/27	155	206
8	United Kingdom	3.500%	1/22/45	1,565	2,786
					6,507
Total Sovereign Bonds (Cost $37,580)					36,604
Taxable Municipal Bonds (0.8%)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.907%	10/1/50	75	109
	California GO	7.550%	4/1/39	345	507
	California GO	7.350%	11/1/39	140	197
	California GO	7.625%	3/1/40	20	29
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	355	452
	Chicago IL Transit Authority	6.300%	12/1/21	55	58
	Connecticut GO	2.990%	1/15/23	765	758
	Connecticut GO	5.770%	3/15/25	275	305
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	424	450
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	95	107
	Illinois GO	5.100%	6/1/33	1,060	1,005
13	Kansas Development Finance Authority	5.371%	5/1/26	775	830
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	125	175
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	270	285
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	665	675
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	195	186
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	1,275	1,218
	University of California Regents Medical Center Revenue	6.548%	5/15/48	190	253
Total Taxable Municipal Bonds (Cost $7,821)					7,599

15

Global Wellington Fund

		Coupon	Shares	Market Value• ($000)
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
14,15	Vanguard Market Liquidity Fund (Cost $29,064)	2.563%	290,610	29,064
Total Investments (102.1%) (Cost $906,920)				912,592

Amount ($000)
Other Assets and Liabilities (-2.1%)
Other Assets
Investment in Vanguard	46
Receivables for Investment Securities Sold	453
Receivables for Accrued Income	3,751
Receivables for Capital Shares Issued	807
Variation Margin Receivable—Futures Contracts	72
Unrealized Appreciation—Forward Currency Contracts	54
Other Assets	1,911
Total Other Assets	7,094
Liabilities
Payables for Investment Securities Purchased	(6,508)
Collateral for Securities on Loan	(17,241)
Payables for Capital Shares Redeemed	(942)
Payables to Vanguard	(80)
Payables to Investment Advisor	(332)
Variation Margin Payable—Futures Contracts	(112)
Unrealized Depreciation—Forward Currency Contracts	(502)
Other Liabilities	(123)
Total Liabilities	(25,840)
Net Assets (100%)	893,846

At February 28, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	890,792
Total Distributable Earnings (Loss)	3,054
Net Assets	893,846

Investor Shares—Net Assets
Applicable to 8,026,616 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	162,737
Net Asset Value Per Share—Investor Shares	$20.27

16

Global Wellington Fund

Amount ($000)
Admiral Shares—Net Assets
Applicable to 28,840,829 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	731,109
Net Asset Value Per Share—Admiral Shares	$25.35

• See Note A in Notes to Financial Statements.

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,226,000.

* Non-income-producing security.

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.

4 Securities with a value of $740,000 have been segregated as initial margin for open futures contracts.

5 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $49,540,000, representing 5.5% of net assets.

6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7 Face amount denominated in euro.

8 Face amount denominated in British pounds.

9 Face amount denominated in Canadian dollars.

10 Face amount denominated in Australian dollars.

11 Face amount denominated in Swiss francs.

12 Face amount denominated in Japanese yen.

13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

15 Includes $17,241,000 of collateral received for securities on loan.

ADR—American Depositary Receipt.

GO—General Obligation Bond.

LIBOR—London Inter-bank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

17

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

					($000)
					Value and
		Number of			Unrealized
		Long (Short	)	Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2019	121		13,862	(13)
Euro-Buxl	March 2019	23		4,815	129
Euro-Bund	March 2019	18		3,385	22
Long Gilt	June 2019	6		1,001	(11)
Euro-Bobl	March 2019	4		604	(2)
					125

Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(114)	(13,908)	53
Euro-Schatz	March 2019	(76)	(9,666)	8
Ten-Year Government of Canada Bond	June 2019	(26)	(2,681)	7
Ultra Long U.S. Treasury Bond	June 2019	(17)	(2,713)	39
Ultra 10-Year U.S. Treasury Note	June 2019	(4)	(518)	2
				109
				234

18

Global Wellington Fund

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs International	3/29/19	USD	77,252	EUR	67,958	—	(243)
J.P. Morgan Securities LLC	4/11/19	USD	11,598	GBP	8,905	—	(240)
Bank of America, N.A.	3/29/19	USD	10,197	CAD	13,430	—	(16)
J.P. Morgan Securities LLC	3/29/19	USD	8,883	JPY	982,486	48	—
Goldman Sachs International	3/29/19	USD	2,407	AUD	3,382	6	—
J.P. Morgan Securities LLC	3/29/19	USD	966	CHF	964	—	(3)
Goldman Sachs International	3/29/19	USD	331	CAD	435	—	—
						54	(502)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Global Wellington Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends[1]	6,216
Interest[2]	3,870
Securities Lending—Net	50
Total Income	10,136
Expenses
Investment Advisory Fees—Note B
Basic Fee	647
Performance Adjustment	9
The Vanguard Group—Note C
Management and Administrative—Investor Shares	219
Management and Administrative—Admiral Shares	663
Marketing and Distribution—Investor Shares	15
Marketing and Distribution—Admiral Shares	25
Custodian Fees	8
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	7
Trustees’ Fees and Expenses	1
Total Expenses	1,600
Expenses Paid Indirectly	(8)
Net Expenses	1,592
Net Investment Income	8,544
Realized Net Gain (Loss)
Investment Securities Sold[2]	(5,055)
Futures Contracts	293
Forward Currency Contracts	2,958
Foreign Currencies	(104)
Realized Net Gain (Loss)	(1,908)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(3,869)
Futures Contracts	137
Forward Currency Contracts	(281)
Foreign Currencies	18
Change in Unrealized Appreciation (Depreciation)	(3,995)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,641

1   Dividends are net of foreign withholding taxes of $234,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $183,000, $1,000, and ($4,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global Wellington Fund

Statement of Changes in Net Assets

		October 18,
	Six Months Ended	2017[1], to
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,544	16,103
Realized Net Gain (Loss)	(1,908)	(2,181)
Change in Unrealized Appreciation (Depreciation)	(3,995)	9,449
Net Increase (Decrease) in Net Assets Resulting from Operations	2,641	23,371
Distributions
Net Investment Income
Investor Shares	(1,836)	(2,453)
Admiral Shares	(8,100)	(8,954)
Realized Capital Gain
Investor Shares	(303)	—
Admiral Shares	(1,312)	—
Total Distributions	(11,551)	(11,407)
Capital Share Transactions
Investor Shares	(7,302)	169,692
Admiral Shares	23,088	705,314
Net Increase (Decrease) from Capital Share Transactions	15,786	875,006
Total Increase (Decrease)	6,876	886,970
Net Assets
Beginning of Period	886,970	—
End of Period	893,846	886,970

1   Commencement of subscription period for the fund.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global Wellington Fund

Financial Highlights

Investor Shares

	Six Months	Oct. 18,
	Ended	2017[1] to
	Feb. 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$20.51	$20.00
Investment Operations
Net Investment Income[2]	.187	.392
Net Realized and Unrealized Gain (Loss) on Investments	(.168)	.379
Total from Investment Operations	.019	.771
Distributions
Dividends from Net Investment Income	(.222)	(.261)
Distributions from Realized Capital Gains	(.037)	—
Total Distributions	(.259)	(.261)
Net Asset Value, End of Period	$20.27	$20.51

Total Return[3]	0.13%	3.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$163	$172
Ratio of Total Expenses to Average Net Assets	0.46%[4]	0.46%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.91%	2.32%[6]
Portfolio Turnover Rate	59%	44%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes performance-based investment advisory fee increases (decreases) of 0.00%.

5   The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.45%.

6   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global Wellington Fund

Financial Highlights

Admiral Shares

	Six Months	Oct. 18,
	Ended	2017[1] to
	Feb. 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$25.65	$25.00
Investment Operations
Net Investment Income[2]	.248	.511
Net Realized and Unrealized Gain (Loss) on Investments	(.212)	.480
Total from Investment Operations	.036	.991
Distributions
Dividends from Net Investment Income	(.290)	(.341)
Distributions from Realized Capital Gains	(.046)	—
Total Distributions	(.336)	(.341)
Net Asset Value, End of Period	$25.35	$25.65

Total Return[3]	0.18%	3.99%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$731	$715
Ratio of Total Expenses to Average Net Assets	0.35%[4]	0.36%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.02%	2.42%[6]
Portfolio Turnover Rate	59%	44%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $25.00.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes performance-based investment advisory fee increases (decreases) of 0.00%.

5   The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%.

6   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Global Wellington Fund

Notes to Financial Statements

Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between

24

Global Wellington Fund

changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts represented 3% and 4% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

25

Global Wellington Fund

During the six months ended February 28, 2019, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the open federal income tax period ended August 31, 2018, and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees

26

Global Wellington Fund

charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

9. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Barclays Fixed Income Composite Index, since December 1, 2017. For the six months ended February 28, 2019, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before an increase of $9,000 (0.00%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

27

Global Wellington Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $46,000, representing 0.01% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $8,000 (an annual rate of 0.00% of average net assets).

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	354,156	237,633	—
U.S. Government and Agency Obligations	—	40,037	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	17,299	—
Corporate Bonds	—	190,200	—
Sovereign Bonds	—	36,604	—
Taxable Municipal Bonds	—	7,599	—
Temporary Cash Investments	29,064	—	—
Futures Contracts—Assets[1]	72	—	—
Futures Contracts—Liabilities[1]	(112)	—	—
Forward Currency Contracts—Assets	—	54	—
Forward Currency Contracts—Liabilities	—	(502)	—
Total	383,180	528,924	—

1 Represents variation margin on the last day of the reporting period.

28

Global Wellington Fund

F.  At February 28, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	72	—	72
Unrealized Appreciation—Forward Currency Contracts	—	54	54
Total Assets	72	54	126

Variation Margin Payable—Futures Contracts	(112)	—	(112)
Unrealized Depreciation—Forward Currency Contracts	—	(502)	(502)
Total Liabilities	(112)	(502)	(614)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2019, were:

	Interest Rate	Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	293	—	293
Forward Currency Contracts	—	2,958	2,958
Realized Net Gain (Loss) on Derivatives	293	2,958	3,251

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	137	—	137
Forward Currency Contracts	—	(281)	(281)
Change in Unrealized Appreciation (Depreciation) on Derivatives	137	(281)	(144)

G. As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	906,943
Gross Unrealized Appreciation	46,356
Gross Unrealized Depreciation	(40,707)
Net Unrealized Appreciation (Depreciation)	5,649

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at August 31, 2018, the fund had available capital losses totaling $2,136,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending August 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

29

Global Wellington Fund

H.  During the six months ended February 28, 2019, the fund purchased $226,641,000 of investment securities and sold $197,431,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $59,970,000 and $51,864,000, respectively.

I.   Capital share transactions for each class of shares were:

	Six Months Ended		October 18, 2017[1] to
	February 28, 2019		August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	30,316	1,534	300,032	14,826
Issued in Lieu of Cash Distributions	1,887	96	2,158	107
Redeemed	(39,505)	(1,998)	(132,498)	(6,538)
Net Increase (Decrease)—Investor Shares	(7,302)	(368)	169,692	8,395
Admiral Shares
Issued	187,679	7,655	965,403	38,145
Issued in Lieu of Cash Distributions	8,018	325	7,432	294
Redeemed	(172,609)	(7,009)	(267,521)	(10,570)
Net Increase (Decrease)—Admiral Shares	23,088	971	705,314	27,869

1   Commencement of subscription period for the fund.

J.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

30

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that continuing the investment advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2017 and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on high-quality companies in out-of-favor industries that generate superior returns. The equity sub-portfolio includes large- and mid-capitalization stocks with a valuation discount, premium dividend yield, and market-like earnings growth. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities, in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. Wellington Management has advised the fund since its inception in 2017.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of out-performance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

31

Cost

The board concluded that, while the fund had not yet been in existence for a full fiscal year, the fund’s estimated expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s annualized advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders will benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

32

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Q15672 042019

Semiannual Report | February 28, 2019 Vanguard Global Wellesley® Income Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	30

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Global Wellesley Income Fund	8/31/2018	2/28/2019	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$999.11	$2.08
Admiral™ Shares	1,000.00	999.74	1.59
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,022.71	$2.11
Admiral Shares	1,000.00	1,023.21	1.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for the period are 0.42% for Investor Shares and 0.32% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Global Wellesley Income Fund

Sector Diversification

As of February 28, 2019

Equity Exposure
Communication Services	7.4%
Consumer Discretionary	6.3
Consumer Staples	8.7
Energy	12.6
Financials	19.5
Health Care	11.0
Industrials	9.4
Information Technology	11.6
Materials	3.2
Real Estate	3.5
Utilities	6.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

Fixed Income Exposure
Asset-Backed	6.5%
Commercial Mortgage-Backed	2.7
Finance	23.2
Foreign	13.3
Government Mortgage-Backed	5.9
Industrial	36.4
Treasury/Agency	3.0
Utilities	6.0
Other	3.0

The table reflects the fund’s market exposure. Any holdings in short-term reserves are excluded. The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Global Wellesley Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (6.9%)
United States (6.9%)
1,2	Fannie Mae Pool	3.000%	12/1/47	1,565	1,530
1,2	Fannie Mae Pool	4.000%	11/1/48	1,294	1,320
1,2,3	Fannie Mae Pool	3.500%	3/1/49	3,080	3,081
1,2	Fannie Mae REMICS	2.000%	9/25/40	207	200
1,2	Fannie Mae REMICS	3.500%	6/25/44–2/25/48	1,840	1,870
1,2	Fannie Mae REMICS	2.500%	5/25/45	655	642
1,2	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	2,777	2,722
1,2	Freddie Mac Gold Pool	3.500%	11/1/47–12/1/47	5,145	5,154
1,2	Freddie Mac Gold Pool	4.000%	10/1/48–12/1/48	1,764	1,800
1,2	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,761	1,830
1,2	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	652	659
1,2	Freddie Mac REMICS	1.750%	9/15/42	1,656	1,591
1	Government National Mortgage Assn.	2.750%	9/20/44	334	330
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	1,450	1,452
4	United States Treasury Note/Bond	1.500%	10/31/19	665	660
	United States Treasury Note/Bond	2.875%	9/30/23	2,105	2,136
	United States Treasury Note/Bond	3.125%	11/15/28	1,570	1,623
	United States Treasury Note/Bond	3.125%	5/15/48	635	640
	United States Treasury Note/Bond	3.000%	8/15/48	725	713
	United States Treasury Strip Principal	0.000%	5/15/47	585	242
	United States Treasury Strip Principal	0.000%	8/15/47	1,450	594
Total U.S. Government and Agency Obligations (Cost $31,052)					30,789
Asset-Backed/Commercial Mortgage-Backed Securities (3.8%)
Canada (0.2%)
1,5,6	Master Credit Card Trust II Series 2018-1A, 3M USD LIBOR + 0.490%	2.972%	7/21/24	835	831

Cayman Islands (1.4%)
1,5,6	Atlas Senior Loan Fund V Ltd., 3M USD LIBOR + 1.260%	4.039%	7/16/29	900	896
1,5,6	KKR CLO 17 Ltd., 3M USD LIBOR + 1.340%	4.127%	4/15/29	875	876
1,5,6	Madison Park Funding XVIII Ltd., 3M USD LIBOR + 1.190%	3.951%	10/21/30	875	873
1,5,6	Madison Park Funding XXX Ltd., 3M USD LIBOR + 0.750%	3.537%	4/15/29	1,570	1,544

4

Global Wellesley Income Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
1,5,6	Magnetite VII Ltd., 3M USD LIBOR + 0.800%	3.587%	1/15/28	1,510	1,491
1,5,6	Race Point IX CLO Ltd., 3M USD LIBOR + 1.210%	3.997%	10/15/30	870	869
					6,549
Spain (0.2%)
7	Bankia SA	4.125%	3/24/36	550	842

United States (2.0%)
1,5,6	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	687	687
1,5	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	244	243
1,5,6	Bristol Park CLO Ltd., 3M USD LIBOR + 1.420%	4.207%	4/15/29	815	816
1,5	Chesapeake Funding II LLC 2018-2A	1.990%	5/15/29	486	481
1,5	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	865	866
1,5	Chrysler Capital Auto Receivables Trust 2016-A	3.250%	6/15/22	295	296
1,5,6	COLT 2018-1 Mortgage Loan Trust	2.930%	2/25/48	190	188
1,5,6	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	229	229
1,5,6	Deephaven Residential Mortgage Trust 2018-1	2.976%	12/25/57	285	283
1,5	Enterprise Fleet Financing LLC Series 2018-1	2.870%	10/20/23	773	771
1,5	First Investors Auto Owner Trust	2.000%	3/15/22	238	237
1,5	First Investors Auto Owner Trust	2.410%	12/15/22	140	139
1,5	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.600%	6/15/21	255	254
1,5	GreatAmerica Leasing Receivables Funding LLC Series 2018-1	2.830%	6/17/24	183	182
1,5,6	KKR CLO 16 Ltd., 3M USD LIBOR + 1.490%	4.251%	1/20/29	435	435
1,5	MMAF Equipment Finance LLC 2016-A	1.480%	6/15/20	103	102
1,5	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	205	202
1,5	OneMain Direct Auto Receivables Trust 2017-2	2.310%	12/14/21	728	725
1	Santander Drive Auto Receivables Trust 2014-4	3.100%	11/16/20	127	127
1	Santander Drive Auto Receivables Trust 2016-3	1.890%	6/15/21	219	219
1,5	Sofi Consumer Loan Program 2018-2 Trust	2.930%	4/26/27	251	251
1,5,6	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	316	311
1,5	Vantage Data Centers Issuer, LLC 2018-1A	4.072%	2/16/43	327	328
1,5	Westlake Automobile Receivables Trust	2.980%	1/18/22	695	696
					9,068
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $17,379)					17,290
Corporate Bonds (38.8%)
Australia (0.4%)
1,5	Macquarie Group Ltd.	4.150%	3/27/24	1,125	1,129
5	WEA Finance LLC	4.125%	9/20/28	610	618
5	WEA Finance LLC	4.625%	9/20/48	225	225
					1,972

5

Global Wellesley Income Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Belgium (0.1%)
8	Anheuser-Busch InBev SA	1.750%	3/7/25	325	415

Canada (1.1%)
9	Bell Canada Inc.	3.350%	3/22/23	950	733
6	Canadian Imperial Bank of Commerce, 3M USD LIBOR + 0.720%	3.508%	6/16/22	700	702
	Emera US Finance LP	2.700%	6/15/21	475	467
	Fortis Inc.	3.055%	10/4/26	625	583
9	Royal Bank of Canada	2.949%	5/1/23	1,825	1,405
9	Toronto-Dominion Bank	1.680%	6/8/21	900	675
	TransCanada PipeLines Ltd.	4.875%	1/15/26	475	500
					5,065
China (0.5%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	1,000	996
	Alibaba Group Holding Ltd.	3.400%	12/6/27	690	657
5	Tencent Holdings Ltd.	3.595%	1/19/28	690	667
					2,320
France (3.7%)
1,7	AXA SA	5.125%	7/4/43	750	975
7	Banque Federative du Credit Mutuel SA	1.250%	1/14/25	1,100	1,289
7	BNP Paribas SA	1.500%	11/17/25	2,550	2,942
7	BPCE SA	1.125%	1/18/23	900	1,036
5	BPCE SA	5.700%	10/22/23	400	419
5	BPCE SA	3.250%	1/11/28	500	473
7	Credit Agricole SA	1.000%	9/16/24	1,300	1,517
7	Orange SA	1.000%	5/12/25	1,200	1,381
7	PSA Banque France SA	0.500%	1/17/20	950	1,086
7	RCI Banque SA	0.750%	9/26/22	625	708
7	RCI Banque SA	1.375%	3/8/24	575	651
7	Societe Generale SA	1.000%	4/1/22	600	692
7	Total Capital Canada Ltd.	1.875%	7/9/20	2,300	2,685
7	Veolia Environnement SA	1.590%	1/10/28	400	473
					16,327
Germany (2.8%)
5	Bayer US Finance II LLC	4.250%	12/15/25	565	566
7	Daimler AG	0.875%	1/12/21	3,100	3,573
8	E.ON International Finance BV	5.875%	10/30/37	200	356
7	E.ON SE	0.375%	8/23/21	1,775	2,027
8	innogy Finance BV	4.750%	1/31/34	500	780
5	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	800	796
7	Volkswagen International Finance NV	2.000%	1/14/20	1,600	1,851
7	Volkswagen Leasing GmbH	2.625%	1/15/24	525	628
7	Volkswagen Leasing GmbH	1.375%	1/20/25	800	887
7	Vonovia Finance BV	1.750%	1/25/27	1,000	1,152
					12,616
Hong Kong (0.2%)
5	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	975	949

Italy (0.3%)
5	Enel Finance International NV	4.875%	6/14/29	1,000	1,000
5	Eni SPA	4.750%	9/12/28	200	200
					1,200

6

Global Wellesley Income Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Japan (0.7%)
7	JT International Financial Services BV	1.125%	9/28/25	1,400	1,603
10	Toyota Finance Australia Ltd.	2.500%	12/7/20	2,075	1,475
					3,078
Mexico (0.5%)
7	America Movil SAB de CV	4.125%	10/25/19	700	817
	Coca-Cola Femsa SAB de CV	3.875%	11/26/23	650	661
5	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	1,090	874
					2,352
Netherlands (0.7%)
7	ABN AMRO Bank NV	2.500%	11/29/23	1,025	1,276
8	Cooperatieve Rabobank UA	4.625%	5/23/29	200	294
7	ING Groep NV	2.000%	9/20/28	1,100	1,288
	Shell International Finance BV	4.000%	5/10/46	425	422
					3,280
South Korea (0.1%)
5	SK Telecom Co. Ltd.	3.750%	4/16/23	200	202

Spain (1.3%)
7	CaixaBank SA	1.750%	10/24/23	1,700	1,930
7	Iberdrola International BV	2.875%	11/11/20	1,800	2,148
7	Telefonica Emisiones SAU	2.242%	5/27/22	800	961
	Telefonica Emisiones SAU	4.665%	3/6/38	845	774
	Telefonica Emisiones SAU	4.895%	3/6/48	155	142
					5,955
Sweden (0.6%)
7	Skandinaviska Enskilda Banken AB	2.000%	2/19/21	675	798
7	Skandinaviska Enskilda Banken AB	0.300%	2/17/22	1,475	1,684
					2,482
Switzerland (1.3%)
7	Credit Suisse AG	4.750%	8/5/19	2,450	2,845
1,7	Credit Suisse Group AG	1.250%	7/17/25	1,225	1,389
8	LafargeHolcim Sterling Finance Netherlands BV	3.000%	5/12/32	410	502
5	Roche Holdings Inc.	2.625%	5/15/26	850	811
5	UBS AG	4.500%	6/26/48	235	253
					5,800
United Kingdom (3.2%)
	AstraZeneca plc	4.000%	1/17/29	320	323
	BAT Capital Corp.	3.222%	8/15/24	675	644
	BAT Capital Corp.	3.557%	8/15/27	825	756
7	BAT International Finance plc	2.250%	1/16/30	1,050	1,124
9	BP Capital Markets plc	3.470%	5/15/25	1,325	1,028
8	CPUK Finance Ltd.	3.588%	8/28/25	1,200	1,659
7	FCE Bank plc	0.869%	9/13/21	500	553
8	Heathrow Funding Ltd.	6.750%	12/3/26	550	948
1,7	Heathrow Funding Ltd.	1.500%	2/11/32	875	980
6	HSBC Holdings plc, 3M USD LIBOR + 1.000%	3.683%	5/18/24	255	253
7	Imperial Brands Finance plc	2.250%	2/26/21	2,525	2,968
7	Imperial Brands Finance plc	1.375%	1/27/25	335	375

7

Global Wellesley Income Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
5	Imperial Brands Finance plc	4.250%	7/21/25	1,000	998
5	Sky plc	3.125%	11/26/22	825	816
	Trinity Acquisition plc	4.400%	3/15/26	888	899
					14,324
United States (21.3%)
	21st Century Fox America Inc.	6.200%	12/15/34	650	804
	Alabama Power Co.	4.300%	7/15/48	275	277
	Allergan Funding SCS	3.800%	3/15/25	550	543
	Amazon.com Inc.	4.800%	12/5/34	350	389
	Amazon.com Inc.	4.250%	8/22/57	275	279
7	American International Group Inc.	1.500%	6/8/23	875	1,012
7	American International Group Inc.	1.875%	6/21/27	725	816
	American Tower Corp.	5.000%	2/15/24	550	581
	American Tower Corp.	4.400%	2/15/26	325	331
	Amgen Inc.	4.663%	6/15/51	375	359
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.	3.500%	12/1/22	1,325	1,318
5	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	700	667
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	180	166
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	90	83
	Anthem Inc.	3.500%	8/15/24	325	324
	Anthem Inc.	4.101%	3/1/28	665	673
	Anthem Inc.	4.375%	12/1/47	400	384
	Apple Inc.	2.750%	1/13/25	645	631
7	AT&T Inc.	1.875%	12/4/20	2,425	2,831
	AT&T Inc.	4.125%	2/17/26	700	700
	AT&T Inc.	4.900%	8/15/37	500	484
	Bank of America Corp.	3.300%	1/11/23	700	703
1	Bank of America Corp.	3.593%	7/21/28	1,550	1,514
1	Bank of America Corp.	4.271%	7/23/29	685	702
6	Bank of New York Mellon Corp., 3M USD LIBOR + 1.050%	3.800%	10/30/23	505	511
	BB&T Corp.	3.700%	6/5/25	805	820
	Boston Scientific Corp.	4.000%	3/1/29	55	55
	Brandywine Operating Partnership LP	3.950%	11/15/27	800	768
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	850	826
5	Brooklyn Union Gas Co.	4.273%	3/15/48	760	744
	Capital One Financial Corp.	4.200%	10/29/25	1,000	996
	Cardinal Health Inc.	4.500%	11/15/44	350	301
5	Cargill Inc.	4.760%	11/23/45	400	431
	Catholic Health Initiatives Colorado	4.200%	8/1/23	895	914
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.384%	10/23/35	500	534
5	Cigna Corp.	4.375%	10/15/28	435	439
1	Citigroup Inc.	3.520%	10/27/28	2,030	1,967
	Comcast Corp.	3.950%	10/15/25	255	263
	Comcast Corp.	6.500%	11/15/35	775	948
	Comcast Corp.	4.600%	10/15/38	265	272
	Comcast Corp.	4.000%	3/1/48	20	19
	Comcast Corp.	3.999%	11/1/49	60	56
	Comcast Corp.	4.049%	11/1/52	10	9
	Conagra Brands Inc.	4.600%	11/1/25	200	203

8

Global Wellesley Income Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Conagra Brands Inc.	5.300%	11/1/38	145	137
5	Cox Communications Inc.	4.600%	8/15/47	650	590
	Crown Castle International Corp.	3.800%	2/15/28	1,035	1,001
	CSX Corp.	4.300%	3/1/48	405	392
	CVS Health Corp.	4.100%	3/25/25	1,370	1,384
	CVS Health Corp.	2.875%	6/1/26	1,325	1,227
	Dignity Health California	3.812%	11/1/24	659	666
	Dignity Health California	4.500%	11/1/42	202	192
	Discover Bank	4.200%	8/8/23	700	713
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	625	627
	Duke Energy Progress LLC	4.100%	3/15/43	725	726
	Duke Energy Progress LLC	4.200%	8/15/45	350	353
	Energy Transfer Partners LP	4.900%	3/15/35	975	905
	EQT Midstream Partners LP	4.750%	7/15/23	1,100	1,106
5	ERAC USA Finance LLC	4.500%	2/15/45	500	467
	FirstEnergy Corp.	3.900%	7/15/27	825	817
	Ford Motor Credit Co. LLC	3.096%	5/4/23	1,150	1,057
5	Fox Corp.	4.030%	1/25/24	145	148
	General Motors Co.	4.200%	10/1/27	550	513
	General Motors Financial Co. Inc.	3.450%	4/10/22	1,535	1,525
7	General Motors Financial Co. Inc.	0.955%	9/7/23	800	879
	Georgia Power Co.	4.300%	3/15/42	1,130	1,063
	Goldman Sachs Group Inc.	2.625%	4/25/21	700	691
1	Goldman Sachs Group Inc.	3.272%	9/29/25	1,425	1,382
1	Goldman Sachs Group Inc.	3.814%	4/23/29	235	228
1	Goldman Sachs Group Inc.	4.223%	5/1/29	635	636
	Goldman Sachs Group Inc.	4.750%	10/21/45	300	304
	HCP Inc.	4.000%	6/1/25	475	476
7	International Business Machines Corp.	1.250%	1/29/27	2,140	2,449
	International Paper Co.	4.350%	8/15/48	475	423
	John Deere Capital Corp.	3.450%	3/13/25	1,080	1,093
7	JPMorgan Chase & Co.	3.875%	9/23/20	1,400	1,690
1	JPMorgan Chase & Co.	3.782%	2/1/28	700	698
1	JPMorgan Chase & Co.	3.964%	11/15/48	975	918
	Kaiser Foundation Hospitals	4.875%	4/1/42	55	61
	Kaiser Foundation Hospitals	4.150%	5/1/47	165	168
5	KeySpan Gas East Corp.	2.742%	8/15/26	500	469
8	Kraft Heinz Foods Co.	4.125%	7/1/27	550	757
	Kraft Heinz Foods Co.	4.375%	6/1/46	795	662
	Lockheed Martin Corp.	4.090%	9/15/52	118	114
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	280	288
	Medtronic Inc.	3.150%	3/15/22	675	679
	Mercy Health	3.555%	8/1/27	535	516
5	Metropolitan Life Global Funding I	3.000%	9/19/27	700	670
	Microsoft Corp.	3.700%	8/8/46	650	629
9	Molson Coors International LP	2.840%	7/15/23	1,825	1,355
	Morgan Stanley	2.750%	5/19/22	700	691
	Morgan Stanley	3.125%	7/27/26	2,100	2,004
1	Morgan Stanley	3.772%	1/24/29	215	212
	Mylan NV	3.950%	6/15/26	1,765	1,647
	National Retail Properties Inc.	3.900%	6/15/24	400	403
5	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	259
	Oglethorpe Power Corp.	4.550%	6/1/44	20	19
	Oglethorpe Power Corp.	4.250%	4/1/46	81	73

9

Global Wellesley Income Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	5.250%	9/1/50	250	258
	Oracle Corp.	3.400%	7/8/24	700	705
	Oracle Corp.	3.250%	11/15/27	285	280
	Oracle Corp.	4.000%	11/15/47	265	254
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	1,125	1,136
5	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	415	409
7	Philip Morris International Inc.	2.125%	5/30/19	1,750	2,002
	Philip Morris International Inc.	2.500%	11/2/22	700	685
7	Philip Morris International Inc.	2.875%	3/3/26	500	629
	PNC Bank NA	3.250%	1/22/28	990	972
1	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	230
	Santander Holdings USA Inc.	3.700%	3/28/22	1,700	1,696
5	SBA Tower Trust	2.877%	7/9/21	885	875
5	SBA Tower Trust	3.448%	3/15/23	755	750
	Sierra Pacific Power Co.	2.600%	5/1/26	180	169
	South Carolina Electric & Gas Co.	4.250%	8/15/28	690	721
	South Carolina Electric & Gas Co.	6.625%	2/1/32	156	191
	South Carolina Electric & Gas Co.	5.300%	5/15/33	129	142
	South Carolina Electric & Gas Co.	5.450%	2/1/41	250	285
	South Carolina Electric & Gas Co.	4.600%	6/15/43	280	295
	Southern California Edison Co.	3.700%	8/1/25	30	29
	Southern California Edison Co.	3.900%	3/15/43	8	7
	Southern California Edison Co.	4.000%	4/1/47	5	5
	Southern California Edison Co.	4.125%	3/1/48	675	621
1,5	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	1,100	1,101
	SSM Health Care Corp.	3.823%	6/1/27	380	379
	Stanford Health Care	3.795%	11/15/48	55	52
	Starbucks Corp.	4.500%	11/15/48	335	323
	SunTrust Bank	3.300%	5/15/26	550	535
	Synchrony Bank	3.000%	6/15/22	550	531
5	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	635	676
7	Thermo Fisher Scientific Inc.	1.400%	1/23/26	475	548
7	Thermo Fisher Scientific Inc.	1.950%	7/24/29	625	726
	Union Pacific Corp.	3.700%	3/1/29	190	189
	Union Pacific Corp.	4.300%	3/1/49	120	117
1	United Airlines 2018-1 Class B Pass Through Trust	4.600%	3/1/26	75	75
7	United Technologies Corp.	1.150%	5/18/24	395	453
	United Technologies Corp.	3.950%	8/16/25	310	316
	UnitedHealth Group Inc.	3.850%	6/15/28	415	424
	UnitedHealth Group Inc.	4.625%	7/15/35	220	239
	UnitedHealth Group Inc.	4.200%	1/15/47	80	81
	UnitedHealth Group Inc.	4.250%	6/15/48	465	474
	Verizon Communications Inc.	4.522%	9/15/48	1,675	1,642
	Verizon Communications Inc.	4.672%	3/15/55	275	267
	Warner Media LLC	3.600%	7/15/25	950	935
7	Wells Fargo & Co.	2.250%	9/3/20	2,625	3,084
9	Wells Fargo & Co.	2.975%	5/19/26	600	444

10

Global Wellesley Income Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	4.300%	7/22/27	325	331
	Wells Fargo & Co.	4.750%	12/7/46	700	708
	Welltower Inc.	4.000%	6/1/25	325	327
					95,122
Total Corporate Bonds (Cost $177,846)					173,459
Sovereign Bonds (7.9%)
Australia (0.3%)
10	Commonwealth of Australia	2.250%	11/21/22	1,185	858
10	Commonwealth of Australia	2.750%	11/21/27	160	120
10	Commonwealth of Australia	2.250%	5/21/28	420	301
					1,279
Canada (0.9%)
9	Canada	2.750%	12/1/48	65	56
5,9	Canada Housing Trust No 1	2.350%	9/15/23	1,110	852
9	City of Toronto	3.200%	8/1/48	1,000	734
9	Province of Ontario	2.900%	6/2/28	1,815	1,405
11	Province of Ontario	0.250%	6/28/29	1,075	1,075
					4,122
Chile (0.2%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	788

China (0.8%)
5	Sinopec Group Overseas Development 2017 Ltd.	3.000%	4/12/22	1,225	1,208
5	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,485	2,439
					3,647
Japan (1.9%)
12	Japan	0.100%	6/20/28	71,100	646
12	Japan	0.100%	12/20/28	849,850	7,708
					8,354
Mexico (0.7%)
7	Petroleos Mexicanos	3.750%	2/21/24	2,350	2,677
	Petroleos Mexicanos	6.350%	2/12/48	325	268
					2,945
Qatar (0.7%)
5	State of Qatar	2.375%	6/2/21	1,850	1,820
5	State of Qatar	3.875%	4/23/23	785	804
5	State of Qatar	5.103%	4/23/48	285	307
					2,931
Saudi Arabia (0.7%)
5	Kingdom of Saudi Arabia	2.875%	3/4/23	3,280	3,226

Singapore (0.1%)
5	Temasek Financial I Ltd.	3.625%	8/1/28	530	544

United Arab Emirates (0.3%)
	Emirate of Abu Dhabi	3.125%	10/11/27	1,435	1,400

United Kingdom (1.3%)
8	United Kingdom	1.750%	7/22/19	285	379
8	United Kingdom	1.500%	1/22/21	955	1,282

11

Global Wellesley Income Fund

		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
8	United Kingdom	0.500%	7/22/22	775	1,015
8	United Kingdom	1.250%	7/22/27	445	593
8	United Kingdom	3.500%	1/22/45	1,500	2,670
					5,939
Total Sovereign Bonds (Cost $36,066)					35,175
Taxable Municipal Bonds (1.8%)
	California GO	7.550%	4/1/39	420	617
	California GO	7.625%	3/1/40	25	37
	Chicago IL Transit Authority Transfer Tax Receipts Revenue	6.899%	12/1/40	425	541
	Chicago IL Transit Authority	6.300%	12/1/21	65	68
	Connecticut GO	2.990%	1/15/23	835	827
	Connecticut GO	5.770%	3/15/25	250	277
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	360	382
	Georgia Municipal Electric Power Authority Revenue	6.655%	4/1/57	100	113
	Illinois GO	5.100%	6/1/33	1,240	1,176
13	Kansas Development Finance Authority	5.371%	5/1/26	960	1,028
	North Texas Tollway Authority System Revenue	6.718%	1/1/49	75	105
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/62	310	327
	Sales Tax Securitization Corp. Illinois Revenue	4.787%	1/1/48	555	563
	San Jose California Redevelopment Agency Successor Agency Tax Allocation	3.375%	8/1/34	240	230
	South Carolina Public Service Authority Revenue	2.388%	12/1/23	1,425	1,361
	University of California Regents Medical Center Revenue	6.548%	5/15/48	225	300
Total Taxable Municipal Bonds (Cost $8,188)					7,952

				Shares
Common Stocks (37.9%)
Australia (0.4%)
	Sydney Airport			362,662	1,853

Belgium (0.6%)
	Anheuser-Busch InBev SA			33,228	2,596

Canada (0.9%)
	TransCanada Corp.			56,031	2,506
	BCE Inc.			38,100	1,694
					4,200
China (2.1%)
	China Mobile Ltd.			231,000	2,440
	China Longyuan Power Group Corp. Ltd.			3,210,000	2,396
	Jiangsu Expressway Co. Ltd.			1,662,000	2,290
	China Construction Bank Corp.			2,254,000	2,007
					9,133

12

Global Wellesley Income Fund

Shares	Market Value• ($000)
Finland (0.4%)
Nokia Oyj	310,280	1,876

France (2.1%)
TOTAL SA	71,989	4,098
Nexity SA	40,082	1,955
5	Elior Group SA	127,943	1,844
SES SA Class A	77,127	1,549
9,446
Germany (1.8%)
Volkswagen AG Preference Shares	13,172	2,259
E.ON SE	204,224	2,246
Siemens AG	20,386	2,227
Deutsche Post AG	43,790	1,358
8,090
Hong Kong (0.5%)
Sands China Ltd.	434,400	2,167

Italy (1.3%)
Assicurazioni Generali SPA	113,173	2,018
Intesa Sanpaolo SPA (Registered)	806,169	1,983
Banca Generali SPA	72,932	1,820
5,821
Japan (1.0%)
Tokio Marine Holdings Inc.	55,200	2,698
Resona Holdings Inc.	357,100	1,618
4,316
Netherlands (2.0%)
Unilever NV	61,990	3,357
ING Groep NV	215,848	2,853
Koninklijke Philips NV	65,451	2,605
8,815
Norway (0.8%)
Subsea 7 SA	157,634	1,928
Telenor ASA	94,297	1,839
3,767
Portugal (0.4%)
EDP - Energias de Portugal SA	456,741	1,675

Sweden (0.7%)
*	Nordea Bank Abp	194,137	1,759
Millicom International Cellular SA	23,581	1,419
3,178
Switzerland (3.2%)
Roche Holding AG	19,917	5,527
Zurich Insurance Group AG	11,288	3,724
Novartis AG	37,144	3,385
ABB Ltd.	88,829	1,749
14,385

13

Global Wellesley Income Fund

			Shares	Market Value• ($000)
Taiwan (0.5%)
		Taiwan Semiconductor Manufacturing Co. Ltd.	260,000	1,995

United Kingdom (3.7%)
		Royal Dutch Shell plc Class B	156,311	4,903
		AstraZeneca plc	52,384	4,269
		British American Tobacco plc	93,083	3,413
		BAE Systems plc	323,251	1,993
		BT Group plc	666,440	1,901
				16,479
United States (15.5%)
		Chevron Corp.	40,310	4,820
		Intel Corp.	77,451	4,102
		Wells Fargo & Co.	72,822	3,633
		Philip Morris International Inc.	41,556	3,613
		Cisco Systems Inc.	59,023	3,056
		Kinder Morgan Inc.	157,676	3,021
		Bristol-Myers Squibb Co.	55,780	2,882
		International Paper Co.	62,680	2,872
		Dominion Energy Inc.	37,100	2,749
		QUALCOMM Inc.	49,603	2,648
		DowDuPont Inc.	48,179	2,565
		Citigroup Inc.	39,643	2,536
		Edison International	41,026	2,457
		KLA-Tencor Corp.	20,900	2,414
		MetLife Inc.	52,027	2,351
		Eaton Corp. plc	29,393	2,345
		Brixmor Property Group Inc.	121,902	2,128
		Caterpillar Inc.	15,090	2,072
		PNC Financial Services Group Inc.	16,142	2,034
		JPMorgan Chase & Co.	17,969	1,875
		Maxim Integrated Products Inc.	33,632	1,831
		Western Digital Corp.	35,500	1,786
		Park Hotels & Resorts Inc.	56,315	1,759
		Verizon Communications Inc.	30,644	1,744
		Newell Brands Inc.	103,975	1,688
		Kraft Heinz Co.	50,100	1,663
		Tapestry Inc.	42,500	1,485
		L Brands Inc.	44,695	1,168
				69,297
Total Common Stocks (Cost $180,271)				169,089

		Coupon
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
14	Vanguard Market Liquidity Fund (Cost $11,657)	2.563%	116,560	11,657
Total Investments (99.7%) (Cost $462,459)				445,411

14

Global Wellesley Income Fund

Amount
($000)
Other Assets and Liabilities (0.3%)
Other Assets
Investment in Vanguard	23
Receivables for Investment Securities Sold	520
Receivables for Accrued Income	2,681
Receivables for Capital Shares Issued	987
Variation Margin Receivable—Futures Contracts	61
Unrealized Appreciation—Forward Currency Contracts	63
Other Assets	1,388
Total Other Assets	5,723
Liabilities
Payables for Investment Securities Purchased	(3,277)
Payables for Capital Shares Redeemed	(157)
Payables to Vanguard	(40)
Payables to Investment Advisor	(125)
Variation Margin Payable—Futures Contracts	(100)
Unrealized Depreciation—Forward Currency Contracts	(587)
Other Liabilities	(128)
Total Liabilities	(4,414)
Net Assets (100%)	446,720

15

Global Wellesley Income Fund

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	466,892
Total Distributable Earnings (Loss)	(20,172)
Net Assets	446,720

Investor Shares—Net Assets
Applicable to 4,256,176 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	82,127
Net Asset Value Per Share—Investor Shares	$19.30

Admiral Shares—Net Assets
Applicable to 15,112,634 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	364,593
Net Asset Value Per Share—Admiral Shares	$24.13

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

1   The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

2   The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

3   Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2019.

4   Securities with a value of $561,000 have been segregated as initial margin for open futures contracts.

5   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $49,973,000, representing 11.2% of net assets.

6   Adjustable-rate security, rate shown is effective rate at period end. Certain adjustable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

7   Face amount denominated in euro.

8   Face amount denominated in British pounds.

9   Face amount denominated in Canadian dollars.

10 Face amount denominated in Australian dollars.

11 Face amount denominated in Swiss francs.

12 Face amount denominated in Japanese yen.

13 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).

14     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

GO—General Obligation Bond.

LIBOR—London Inter-bank Offered Rate.

REMICS—Real Estate Mortgage Investment Conduits.

16

Global Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2019	91	10,425	(9)
Euro-Buxl	March 2019	20	4,187	112
Euro-Bund	March 2019	20	3,761	19
Long Gilt	June 2019	1	167	(2)
				120

Short Futures Contracts
10-Year U.S. Treasury Note	June 2019	(94)	(11,468)	43
Euro-Schatz	March 2019	(64)	(8,140)	7
Ten-Year Government of Canada Bond	June 2019	(21)	(2,166)	6
Ultra 10-Year U.S. Treasury Note	June 2019	(16)	(2,071)	7
Euro-Bobl	March 2019	(8)	(1,208)	2
				65
				185

17

Global Wellesley Income Fund

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman Sachs International	3/29/19	USD	68,475	EUR	60,237	—	(215)
J.P. Morgan Securities LLC	4/11/19	USD	11,581	GBP	8,892	—	(240)
Bank of America, N.A.	3/29/19	USD	8,647	CAD	11,388	—	(13)
J.P. Morgan Securities LLC	3/29/19	USD	8,310	JPY	919,155	44	—
Bank of America, N.A.	3/20/19	USD	3,863	EUR	3,380	12	—
Goldman Sachs International	3/29/19	USD	2,719	AUD	3,821	7	—
Bank of America, N.A.	3/20/19	USD	2,407	GBP	1,895	—	(109)
Bank of America, N.A.	3/29/19	USD	1,738	EUR	1,530	—	(7)
J.P. Morgan Securities LLC	3/29/19	USD	1,054	CHF	1,052	—	(3)
						63	(587)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Global Wellesley Income Fund

Statement of Operations

Six Months Ended
February 28, 2019
($000)
Investment Income
Income
Dividends[1]	2,338
Interest[2]	3,637
Securities Lending—Net	17
Total Income	5,992
Expenses
Investment Advisory Fees—Note B
Basic Fee	273
Performance Adjustment	(6)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	115
Management and Administrative—Admiral Shares	351
Marketing and Distribution—Investor Shares	8
Marketing and Distribution—Admiral Shares	13
Custodian Fees	7
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	3
Total Expenses	767
Expenses Paid Indirectly	(7)
Net Expenses	760
Net Investment Income	5,232
Realized Net Gain (Loss)
Investment Securities Sold[2]	(5,463)
Futures Contracts	362
Forward Currency Contracts	3,309
Foreign Currencies	(33)
Realized Net Gain (Loss)	(1,825)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	(4,536)
Futures Contracts	60
Forward Currency Contracts	(511)
Foreign Currencies	23
Change in Unrealized Appreciation (Depreciation)	(4,964)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,557)

1   Dividends are net of foreign withholding taxes of $115,000.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $73,000, ($1,000), and ($2,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Global Wellesley Income Fund

Statement of Changes in Net Assets

		October 18,
	Six Months Ended	2017[1], to
	February 28,	August 31,
	2019	2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	5,232	10,864
Realized Net Gain (Loss)	(1,825)	4,280
Change in Unrealized Appreciation (Depreciation)	(4,964)	(12,418)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,557)	2,726
Distributions
Net Investment Income
Investor Shares	(1,158)	(1,499)
Admiral Shares	(5,251)	(6,250)
Realized Capital Gain
Investor Shares[2]	(1,201)	—
Admiral Shares[2]	(5,132)	—
Total Distributions	(12,742)	(7,749)
Capital Share Transactions
Investor Shares	(8,158)	93,990
Admiral Shares	(32,047)	412,257
Net Increase (Decrease) from Capital Share Transactions	(40,205)	506,247
Total Increase (Decrease)	(54,504)	501,224
Net Assets
Beginning of Period	501,224	—
End of Period	446,720	501,224

1   Commencement of subscription period for the fund.

2 Includes fiscal 2019 and 2018 short-term gain distributions totaling $2,406,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Global Wellesley Income Fund

Financial Highlights

Investor Shares

	Six Months	Oct. 18,
	Ended	2017[1] to
	Feb. 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$19.87	$20.00
Investment Operations
Net Investment Income[2]	.211	.443
Net Realized and Unrealized Gain (Loss) on Investments	(.243)	(.269)
Total from Investment Operations	(.032)	.174
Distributions
Dividends from Net Investment Income	(.259)	(.304)
Distributions from Realized Capital Gains	(.279)	—
Total Distributions	(.538)	(.304)
Net Asset Value, End of Period	$19.30	$19.87

Total Return[3]	-0.09%	0.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82	$93
Ratio of Total Expenses to Average Net Assets	0.42%[4]	0.43%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.24%	2.68%[6]
Portfolio Turnover Rate	63%	40%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $20.00.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes performance-based investment advisory fee increases (decreases) of 0.00%.

5   The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.42%.

6   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

21

Global Wellesley Income Fund

Financial Highlights

Admiral Shares

	Six Months	Oct. 18,
	Ended	2017[1] to
	Feb. 28,	Aug. 31,
For a Share Outstanding Throughout Each Period	2019	2018
Net Asset Value, Beginning of Period	$24.84	$25.00
Investment Operations
Net Investment Income[2]	.278	.577
Net Realized and Unrealized Gain (Loss) on Investments	(.303)	(.341)
Total from Investment Operations	(.025)	.236
Distributions
Dividends from Net Investment Income	(.336)	(.396)
Distributions from Realized Capital Gains	(.349)	—
Total Distributions	(.685)	(.396)
Net Asset Value, End of Period	$24.13	$24.84

Total Return[3]	-0.03%	0.96%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$365	$408
Ratio of Total Expenses to Average Net Assets	0.32%[4]	0.33%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.34%	2.78%[6]
Portfolio Turnover Rate	63%	39%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1   Subscription period for the fund was October 18, 2017, to November 1, 2017, during which time all assets were held in cash. Performance measurement began November 2, 2017, the first business day after the subscription period, at a net asset value of $25.00.

2   Calculated based on average shares outstanding.

3   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4   Includes performance-based investment advisory fee increases (decreases) of 0.00%.

5   The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.32%.

6   Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Global Wellesley Income Fund

Notes to Financial Statements

Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The

23

Global Wellesley Income Fund

primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended February 28, 2019, the fund’s average investments in long and short futures contracts each represented 6% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

24

Global Wellesley Income Fund

During the six months ended February 28, 2019, the fund’s average investment in forward currency contracts represented 24% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the open federal income tax period ended August 31, 2018, and for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Net Assets for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees

25

Global Wellesley Income Fund

charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

9. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread. Subsequent to the report date, the credit agreement was amended to increase total commitments under the facility from $3.1 billion to $4.3 billion. No other term changes were significant.

The fund had no borrowings outstanding at February 28, 2019, or at any time during the period then ended.

10. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B.  Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed Index and the Bloomberg Barclays Fixed Income Composite Index, since December 1, 2017. For the six months ended February 28, 2019, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets before a decrease of $6,000 (0.00%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

26

Global Wellesley Income Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $23,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of 0.00% of average net assets).

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	30,789	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	17,290	—
Corporate Bonds	—	173,459	—
Sovereign Bonds	—	35,175	—
Taxable Municipal Bonds	—	7,952	—
Common Stocks	73,497	95,592
Temporary Cash Investments	11,657	—	—
Futures Contracts—Assets[1]	61	—	—
Futures Contracts—Liabilities[1]	(100)	—	—
Forward Currency Contracts—Assets	—	63	—
Forward Currency Contracts—Liabilities	—	(587)	—
Total	85,115	359,733	—

1 Represents variation margin on the last day of the reporting period.

27

Global Wellesley Income Fund

F.  At February 28, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	61	—	61
Unrealized Appreciation—Forward Currency Contracts	—	63	63
Total Assets	61	63	124

Variation Margin Payable—Futures Contracts	(100)	—	(100)
Unrealized Depreciation—Forward Currency Contracts	—	(587)	(587)
Total Liabilities	(100)	(587)	(687)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended February 28, 2019, were:

	Interest Rate	Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	362	—	362
Forward Currency Contracts	—	3,309	3,309
Realized Net Gain (Loss) on Derivatives	362	3,309	3,671

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	60	—	60
Forward Currency Contracts	—	(511)	(511)
Change in Unrealized Appreciation (Depreciation) on Derivatives	60	(511)	(451)

G. As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	462,681
Gross Unrealized Appreciation	8,431
Gross Unrealized Depreciation	(25,701)
Net Unrealized Appreciation (Depreciation)	(17,270)

H.  During the six months ended February 28, 2019, the fund purchased $88,827,000 of investment securities and sold $125,132,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $51,320,000 and $53,104,000, respectively.

28

Global Wellesley Income Fund

I.   Capital share transactions for each class of shares were:

	Six Months Ended February 28, 2019		October 18, 2017[1] to August 31, 2018
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	14,622	766	167,104	8,345
Issued in Lieu of Cash Distributions	2,030	108	1,272	64
Redeemed	(24,810)	(1,295)	(74,386)	(3,732)
Net Increase (Decrease)—Investor Shares	(8,158)	(421)	93,990	4,677
Admiral Shares
Issued	70,680	2,972	596,215	23,834
Issued in Lieu of Cash Distributions	9,020	382	5,296	214
Redeemed	(111,747)	(4,679)	(189,254)	(7,610)
Net Increase (Decrease)—Admiral Shares	(32,047)	(1,325)	412,257	16,438

1 Commencement of subscription period for the fund.

J.  Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

29

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Global Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that continuing the investment advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2017 and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. Wellington Management has advised the fund since its inception.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the fund’s performance since its inception, including any periods of out-performance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that that advisory arrangement should continue.

30

Cost

The board concluded that, while the fund had not yet been in existence for a full fiscal year, the fund’s estimated expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s annualized advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders will benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

31

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

Q14962 042019

Semiannual Report | February 28, 2019 Vanguard ESG U.S. Stock ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	27

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Period Ended February 28, 2019
ESG U.S. Stock ETF	Beginning Account Value 9/18/2018	Ending Account Value 2/28/2019	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$968.46	$0.57
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.75	0.59

The calculations are based on expenses incurred in the period from the fund’s September 18, 2018, inception through February 28, 2019. The fund’s annualized expense ratio for that period is 0.13%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through February 28, 2019, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (164/365).

2

ESG U.S. Stock ETF

Sector Diversification

As of February 28, 2019

Basic Materials	2.7%
Consumer Goods	8.0
Consumer Services	14.3
Financials	20.1
Health Care	14.4
Industrials	10.6
Oil & Gas	1.7
Technology	24.7
Telecommunications	2.3
Utilities	1.2

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

ESG U.S. Stock ETF

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Basic Materials (2.7%)
	DowDuPont Inc.	27,030	1,439
	Linde plc	6,490	1,124
	Ecolab Inc.	2,999	507
	Air Products & Chemicals Inc.	2,579	467
	LyondellBasell Industries NV Class A	3,698	316
	Nucor Corp.	3,715	225
	International Paper Co.	4,815	221
	Newmont Mining Corp.	6,277	214
	Celanese Corp. Class A	1,571	161
	International Flavors & Fragrances Inc.	1,187	151
	FMC Corp.	1,575	141
	Eastman Chemical Co.	1,658	137
	Mosaic Co.	4,125	129
	CF Industries Holdings Inc.	2,710	114
	Albemarle Corp.	1,242	113
	Avery Dennison Corp.	1,017	110
	Steel Dynamics Inc.	2,604	97
	RPM International Inc.	1,541	89
	Reliance Steel & Aluminum Co.	815	73
	Royal Gold Inc.	768	68
*	Axalta Coating Systems Ltd.	2,480	66
*	Alcoa Corp.	2,203	65
	Huntsman Corp.	2,561	63
	Versum Materials Inc.	1,273	62
	WR Grace & Co.	778	60
*	Ingevity Corp.	494	57
	Ashland Global Holdings Inc.	732	57
	United States Steel Corp.	2,088	47
	NewMarket Corp.	90	40
	Cleveland-Cliffs Inc.	3,487	39
	Scotts Miracle-Gro Co.	472	39
	Domtar Corp.	719	37
	Balchem Corp.	372	33
	Cabot Corp.	693	33
	Sensient Technologies Corp.	494	32
	Quaker Chemical Corp.	151	32
*	Univar Inc.	1,347	30
	PolyOne Corp.	925	30
	Westlake Chemical Corp.	427	30
	HB Fuller Co.	587	30
	Carpenter Technology Corp.	553	26
	Trinseo SA	500	25
*	GCP Applied Technologies Inc.	836	25
	Minerals Technologies Inc.	415	25
	Innospec Inc.	280	23
	Commercial Metals Co.	1,383	23
	Stepan Co.	233	22
	Kaiser Aluminum Corp.	194	21
*	Ferro Corp.	962	19
	Orion Engineered Carbons SA	559	16
	Neenah Inc.	213	14
	Tronox Ltd. Class A	1,211	14
	US Silica Holdings Inc.	924	14
	Hecla Mining Co.	5,676	14
*	Constellium NV Class A	1,416	13
*	Kraton Corp.	369	13
*	AK Steel Holding Corp.	4,081	12
*	Coeur Mining Inc.	2,537	12
	Rayonier Advanced Materials Inc.	764	11
	Innophos Holdings Inc.	315	10
	PH Glatfelter Co.	742	10
	Schnitzer Steel Industries Inc.	201	5
	Nexa Resources SA	313	3
*	Koppers Holdings Inc.	119	3
*	TimkenSteel Corp.	224	3
*	Century Aluminum Co.	320	3
	Tredegar Corp.	136	2
*	Venator Materials plc	247	1
	Ferroglobe plc	194	1
			7,161

4

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
Consumer Goods (8.0%)
	Procter & Gamble Co.	29,326	2,890
	Coca-Cola Co.	45,025	2,041
	PepsiCo Inc.	16,677	1,928
	NIKE Inc. Class B	14,782	1,267
	Mondelez International Inc. Class A	16,800	792
	Colgate-Palmolive Co.	10,027	660
*	Tesla Inc.	1,612	516
	Kimberly-Clark Corp.	4,098	479
	Ford Motor Co.	45,931	403
	Estee Lauder Cos. Inc. Class A	2,516	395
	Activision Blizzard Inc.	8,866	374
*	Electronic Arts Inc.	3,491	334
	VF Corp.	3,813	333
	General Mills Inc.	6,974	329
*	Monster Beverage Corp.	4,689	299
	Archer-Daniels-Midland Co.	6,562	279
	Aptiv plc	3,111	259
	Clorox Co.	1,508	238
	Kraft Heinz Co.	7,098	236
	Tyson Foods Inc. Class A	3,419	211
	McCormick & Co. Inc.	1,428	194
	Church & Dwight Co. Inc.	2,869	189
	Genuine Parts Co.	1,683	183
	Hershey Co.	1,647	182
*	Lululemon Athletica Inc.	1,123	169
	Kellogg Co.	2,919	164
	Lennar Corp. Class A	3,369	162
	DR Horton Inc.	4,051	157
	Hormel Foods Corp.	3,182	138
	JM Smucker Co.	1,293	137
	Conagra Brands Inc.	5,675	133
	Lamb Weston Holdings Inc.	1,719	119
	Tapestry Inc.	3,395	119
	Hasbro Inc.	1,369	116
*	Take-Two Interactive Software Inc.	1,328	116
	Lear Corp.	752	114
	Garmin Ltd.	1,337	112
*	Wayfair Inc.	672	111
	Whirlpool Corp.	734	104
	PVH Corp.	902	104
*	LKQ Corp.	3,728	103
	Coca-Cola European Partners plc	2,133	100
	BorgWarner Inc.	2,451	99
*	Mohawk Industries Inc.	731	99
*	US Foods Holding Corp.	2,525	89
	Bunge Ltd.	1,652	88
*	WABCO Holdings Inc.	612	84
	Autoliv Inc.	1,024	84
	Newell Brands Inc.	5,098	83
	PulteGroup Inc.	2,991	81
	Ralph Lauren Corp. Class A	638	80
*	Middleby Corp.	644	79
	Hanesbrands Inc.	4,227	79
	Fortune Brands Home & Security Inc.	1,653	78
*	Post Holdings Inc.	759	77
	Ingredion Inc.	829	77
*	Capri Holdings Ltd.	1,653	75
*	Campbell Soup Co.	2,083	75
*	Herbalife Nutrition Ltd.	1,271	71
	Harley-Davidson Inc.	1,914	71
	Leggett & Platt Inc.	1,536	70
	Jefferies Financial Group Inc.	3,421	69
	Gentex Corp.	3,158	64
	Coty Inc. Class A	5,476	60
	Polaris Industries Inc.	691	59
*	Mattel Inc.	4,051	58
	Toll Brothers Inc.	1,602	57
	Goodyear Tire & Rubber Co.	2,731	54
	Brunswick Corp.	1,023	54
	Keurig Dr Pepper Inc.	2,095	53
	Carter’s Inc.	533	52
*	Deckers Outdoor Corp.	342	51
*	Under Armour Inc. Class C	2,490	50
*	Under Armour Inc. Class A	1,949	44
	Flowers Foods Inc.	2,088	43
	Valvoline Inc.	2,236	42
*	Darling Ingredients Inc.	1,902	42
*	iRobot Corp.	315	39
*	Nomad Foods Ltd.	1,932	39
	Nu Skin Enterprises Inc. Class A	644	39
	Wolverine World Wide Inc.	1,081	39
*	TreeHouse Foods Inc.	636	38
	Columbia Sportswear Co.	357	37
*	Helen of Troy Ltd.	309	35
	Lancaster Colony Corp.	218	34
	Steven Madden Ltd.	1,019	34
	Dana Inc.	1,702	34
*	Tempur Sealy International Inc.	543	32
*	Visteon Corp.	339	29
	WD-40 Co.	157	28
*	Edgewell Personal Care Co.	627	28
	Sanderson Farms Inc.	237	27
	J&J Snack Foods Corp.	172	27
*	Fox Factory Holding Corp.	419	27
	Spectrum Brands Holdings Inc.	475	26
	Herman Miller Inc.	686	25
*	Dorman Products Inc.	311	25
*	Welbilt Inc.	1,524	24
	LCI Industries	284	23
	KB Home	998	23
*	Taylor Morrison Home Corp. Class A	1,354	23
	Delphi Technologies plc	1,008	22

5

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	Adient plc	1,097	21
*	Meritor Inc.	945	21
*	American Axle & Manufacturing Holdings Inc.	1,296	21
*	TRI Pointe Group Inc.	1,638	21
	Tenneco Inc. Class A	588	20
*	Meritage Homes Corp.	440	19
	HNI Corp.	499	19
	Medifast Inc.	149	19
	Callaway Golf Co.	1,102	19
	B&G Foods Inc.	763	19
	Cooper Tire & Rubber Co.	587	19
	La-Z-Boy Inc.	540	19
*	Hain Celestial Group Inc.	931	18
*	G-III Apparel Group Ltd.	508	18
	Tupperware Brands Corp.	570	17
*	Crocs Inc.	667	17
	Steelcase Inc. Class A	961	17
*	American Woodmark Corp.	197	17
	Coca-Cola Consolidated Inc.	67	17
*	Sleep Number Corp.	380	17
*	Avon Products Inc.	5,326	16
*	Gentherm Inc.	399	16
	Cal-Maine Foods Inc.	363	16
	Calavo Growers Inc.	187	16
	Oxford Industries Inc.	200	16
*	Hostess Brands Inc. Class A	1,301	16
	Knoll Inc.	741	16
	Inter Parfums Inc.	209	15
	Interface Inc. Class A	866	15
	MDC Holdings Inc.	527	15
*	Cavco Industries Inc.	108	15
	Nutrisystem Inc.	343	15
*	USANA Health Sciences Inc.	147	14
*	Central Garden & Pet Co. Class A	510	14
*	Cooper-Standard Holdings Inc.	228	14
*	LGI Homes Inc.	230	14
	Winnebago Industries Inc.	397	13
	Andersons Inc.	346	13
	ACCO Brands Corp.	1,340	12
	National Beverage Corp.	171	12
*	Adecoagro SA	1,484	11
*	Modine Manufacturing Co.	696	10
*	GoPro Inc. Class A	1,786	10
	Tootsie Roll Industries Inc.	268	10
	Fresh Del Monte Produce Inc.	358	10
	Acushnet Holdings Corp.	270	7
	Camping World Holdings Inc. Class A	197	2
	Ethan Allen Interiors Inc.	106	2
	Dean Foods Co.	439	2
			21,169
Consumer Services (14.3%)
*	Amazon.com Inc.	4,788	7,852
	Home Depot Inc.	13,576	2,513
	Comcast Corp. Class A	53,811	2,081
	Walt Disney Co.	17,566	1,982
*	Netflix Inc.	4,906	1,757
	McDonald’s Corp.	9,146	1,681
	Costco Wholesale Corp.	5,143	1,125
	Lowe’s Cos. Inc.	9,615	1,010
	Starbucks Corp.	14,222	999
*	Booking Holdings Inc.	558	947
	CVS Health Corp.	15,123	875
	TJX Cos. Inc.	14,578	748
*	Charter Communications Inc. Class A	2,055	709
	Walgreens Boots Alliance Inc.	9,533	679
	Target Corp.	6,204	451
	Ross Stores Inc.	4,299	408
	eBay Inc.	10,661	396
	Sysco Corp.	5,602	378
	Dollar General Corp.	3,129	371
*	O’Reilly Automotive Inc.	930	346
	McKesson Corp.	2,295	292
*	AutoZone Inc.	300	282
	Kroger Co.	9,330	274
	Carnival Corp.	4,706	272
*	Dollar Tree Inc.	2,762	266
*	MercadoLibre Inc.	483	222
*	Ulta Beauty Inc.	665	208
	Omnicom Group Inc.	2,620	198
	CBS Corp. Class B	3,829	192
	Best Buy Co. Inc.	2,772	191
	Expedia Group Inc.	1,417	175
*	Chipotle Mexican Grill Inc. Class A	286	174
	Yum China Holdings Inc.	4,104	171
	Darden Restaurants Inc.	1,457	163
*	Liberty Global plc	6,112	155
	AmerisourceBergen Corp. Class A	1,852	154
*	Norwegian Cruise Line Holdings Ltd.	2,581	143
*	Copart Inc.	2,379	140
	Tractor Supply Co.	1,435	137
	Tiffany & Co.	1,432	136
*	Burlington Stores Inc.	784	133
	Advance Auto Parts Inc.	822	133
	Kohl’s Corp.	1,966	133
*	CarMax Inc.	2,050	127
	Domino’s Pizza Inc.	488	122
	Viacom Inc. Class B	4,160	122
	Sirius XM Holdings Inc.	19,561	116
	Nielsen Holdings plc	4,191	110

6

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
*	Discovery Communications Inc.	4,015	109
*	Henry Schein Inc.	1,781	106
	Interpublic Group of Cos. Inc.	4,523	104
	FactSet Research Systems Inc.	439	103
	Delta Air Lines Inc.	2,057	102
*	Etsy Inc.	1,395	99
	Vail Resorts Inc.	472	98
	Southwest Airlines Co.	1,667	93
	Altice USA Inc. Class A	4,263	93
*	Live Nation Entertainment Inc.	1,624	92
	Macy’s Inc.	3,601	89
	Aramark	2,873	87
*	GrubHub Inc.	1,061	87
*	DISH Network Corp. Class A	2,614	85
	Service Corp. International	2,053	85
	Foot Locker Inc.	1,343	80
*	Trade Desk Inc. Class A	389	77
*	Five Below Inc.	637	77
*	Liberty Media Corp-Liberty SiriusXM Class C	1,859	77
	KAR Auction Services Inc.	1,579	74
	Sabre Corp.	3,241	73
*	ServiceMaster Global Holdings Inc.	1,600	72
*	Liberty Media Corp-Liberty Formula One	2,288	71
*	United Continental Holdings Inc.	809	71
	L Brands Inc.	2,696	70
	Dunkin’ Brands Group Inc.	972	69
	Rollins Inc.	1,688	67
	Nordstrom Inc.	1,385	65
	Gap Inc.	2,546	65
*	Grand Canyon Education Inc.	557	64
*	Madison Square Garden Co. Class A	217	63
*	Liberty Global plc Class A	2,371	62
*	Planet Fitness Inc. Class A	1,032	61
	Wyndham Hotels & Resorts Inc.	1,147	60
	H&R Block Inc.	2,426	59
	Casey’s General Stores Inc.	425	57
	Williams-Sonoma Inc.	941	55
*	Discovery Communications Inc. Class A	1,851	54
	Nexstar Media Group Inc. Class A	524	51
*	Ollie’s Bargain Outlet Holdings Inc.	580	51
	New York Times Co. Class A	1,537	50
*	Chegg Inc.	1,267	50
	Texas Roadhouse Inc. Class A	791	50
*	LiveRamp Holdings Inc.	913	49
	American Airlines Group Inc.	1,366	49
	Tribune Media Co. Class A	1,030	48
	Cinemark Holdings Inc.	1,261	47
	Cable One Inc.	50	47
	Dolby Laboratories Inc. Class A	721	47
*	Performance Food Group Co.	1,186	46
*	Liberty Media Corp-Liberty SiriusXM Class A	1,081	44
	Marriott Vacations Worldwide Corp.	454	44
	Aaron’s Inc.	808	44
	World Wrestling Entertainment Inc. Class A	502	42
	Extended Stay America Inc.	2,220	41
	American Eagle Outfitters Inc.	1,885	38
	Wendy’s Co.	2,179	38
*	Cracker Barrel Old Country Store Inc.	224	36
*	Hilton Grand Vacations Inc.	1,134	36
	BJ’s Wholesale Club Holdings Inc.	1,403	36
*	RH	231	35
*	Yelp Inc. Class A	949	35
*	Sprouts Farmers Market Inc.	1,462	34
	Dick’s Sporting Goods Inc.	872	34
*	AMC Networks Inc. Class A	515	34
*	Roku Inc.	506	34
	Graham Holdings Co. Class B	49	34
	TEGNA Inc.	2,537	33
*	Adtalem Global Education Inc.	685	33
	Hillenbrand Inc.	727	32
	Strategic Education Inc.	245	32
	Choice Hotels International Inc.	400	32
	Sinclair Broadcast Group Inc. Class A	792	29
	Monro Inc.	372	28
*	Avis Budget Group Inc.	778	28
	John Wiley & Sons Inc. Class A	522	27
	Morningstar Inc.	212	27
*	Urban Outfitters Inc.	868	27
	Meredith Corp.	461	26
	Bed Bath & Beyond Inc.	1,571	26
*	Belmond Ltd. Class A	1,039	26
	Jack in the Box Inc.	318	26
*	frontdoor Inc.	798	26
*	Sally Beauty Holdings Inc.	1,408	25
*	Cargurus Inc.	584	25
*	National Vision Holdings Inc.	736	25
	Dine Brands Global Inc.	240	24

7

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	Office Depot Inc.	6,861	24
	Dave & Buster’s Entertainment Inc.	463	24
	DSW Inc. Class A	801	24
*	Liberty Latin America Ltd.	1,217	24
	Lithia Motors Inc. Class A	259	23
	Cheesecake Factory Inc.	491	23
	Travelport Worldwide Ltd.	1,465	23
	Alaska Air Group Inc.	371	23
*	AutoNation Inc.	647	23
	Brinker International Inc.	451	21
*	Stamps.com Inc.	205	19
	Lions Gate Entertainment Corp. Class B	1,295	19
*	Cars.com Inc.	807	19
	Penske Automotive Group Inc.	416	18
*	Sotheby’s	415	18
*	Shutterfly Inc.	401	18
	Children’s Place Inc.	186	18
	Abercrombie & Fitch Co.	794	17
	Bloomin’ Brands Inc.	841	17
*	SeaWorld Entertainment Inc.	637	17
	Signet Jewelers Ltd.	607	17
*	Groupon Inc. Class A	5,186	17
*	MSG Networks Inc.	693	17
	Core-Mark Holding Co. Inc.	530	17
	PriceSmart Inc.	253	16
*	Asbury Automotive Group Inc.	226	16
	Caleres Inc.	517	16
	Big Lots Inc.	508	16
*	JetBlue Airways Corp.	954	16
	Gannett Co. Inc.	1,355	16
*	Shake Shack Inc. Class A	287	16
	Guess? Inc.	668	15
	Viad Corp.	257	15
	Matthews International Corp. Class A	371	15
	BJ’s Restaurants Inc.	304	15
*	IMAX Corp.	633	15
	GameStop Corp. Class A	1,235	14
*	Herc Holdings Inc.	324	14
	Scholastic Corp.	334	14
	International Speedway Corp. Class A	322	14
	Group 1 Automotive Inc.	222	14
*	Liberty TripAdvisor Holdings Inc. Class A	886	13
*	MakeMyTrip Ltd.	473	13
*	Hertz Global Holdings Inc.	691	13
	Papa John’s International Inc.	298	13
	EW Scripps Co. Class A	610	13
*	Genesco Inc.	260	13
	SpartanNash Co.	660	13
*	Rite Aid Corp.	16,620	12
*	Liberty Latin America Ltd. Class A	619	12
*	Rent-A-Center Inc.	650	12
*	Houghton Mifflin Harcourt Co.	1,459	12
	Chico’s FAS Inc.	1,902	11
	Tailored Brands Inc.	820	11
*	Liberty Media Corp-Liberty Formula One Class A	328	10
*	At Home Group Inc.	388	10
	Lions Gate Entertainment Corp. Class A	450	7
	New Media Investment Group Inc.	477	6
*	United Natural Foods Inc.	407	6
*	Weight Watchers International Inc.	279	6
	National CineMedia Inc.	644	5
*	TrueCar Inc.	617	4
*	Regis Corp.	218	4
	Allegiant Travel Co. Class A	27	4
	Buckle Inc.	168	3
*	JC Penney Co. Inc.	1,904	3
	Speedway Motorsports Inc.	136	2
*	Diplomat Pharmacy Inc.	369	2
*	Lumber Liquidators Holdings Inc.	193	2
*	Express Inc.	423	2
*	Red Robin Gourmet Burgers Inc.	71	2
	Weis Markets Inc.	42	2
	Hawaiian Holdings Inc.	69	2
*	Fiesta Restaurant Group Inc.	127	2
	Sonic Automotive Inc. Class A	127	2
*	Biglari Holdings Inc. Class B	14	2
*	Lands’ End Inc.	58	1
			37,992
Financials (20.1%)
	JPMorgan Chase & Co.	38,984	4,068
	Bank of America Corp.	107,753	3,133
	Visa Inc. Class A	20,747	3,073
	Mastercard Inc. Class A	10,820	2,432
	Citigroup Inc.	28,775	1,841
	US Bancorp	17,831	922
	American Tower Corp.	5,165	910
	American Express Co.	7,800	840
	Goldman Sachs Group Inc.	4,105	807
	CME Group Inc.	4,163	757
	Chubb Ltd.	5,396	723
	PNC Financial Services Group Inc.	5,471	689
	Simon Property Group Inc.	3,629	657
	Charles Schwab Corp.	14,144	651
	Morgan Stanley	15,300	642

8

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	BlackRock Inc.	1,428	633
	S&P Global Inc.	2,958	593
	Crown Castle International Corp.	4,876	579
	Bank of New York Mellon Corp.	10,769	565
	Marsh & McLennan Cos. Inc.	5,969	555
	Prologis Inc.	7,369	516
	Intercontinental Exchange Inc.	6,610	510
	Progressive Corp.	6,821	497
	Aon plc	2,827	485
	Capital One Financial Corp.	5,642	472
	Prudential Financial Inc.	4,857	466
	BB&T Corp.	9,074	462
	American International Group Inc.	10,470	452
	MetLife Inc.	9,940	449
	Aflac Inc.	8,985	442
	Travelers Cos. Inc.	3,111	413
	Equinix Inc.	944	400
	Allstate Corp.	4,068	384
	Public Storage	1,747	369
	SunTrust Banks Inc.	5,289	343
*	Moody’s Corp.	1,962	340
	Welltower Inc.	4,378	325
	State Street Corp.	4,419	318
	AvalonBay Communities Inc.	1,623	316
	Equity Residential	4,217	311
	Discover Financial Services	3,994	286
	M&T Bank Corp.	1,651	286
	Synchrony Financial	8,755	285
	T. Rowe Price Group Inc.	2,779	279
	Digital Realty Trust Inc.	2,419	274
	Ventas Inc.	4,188	263
	Boston Properties Inc.	1,818	241
	Realty Income Corp.	3,470	240
*	IHS Markit Ltd.	4,490	239
*	SBA Communications Corp. Class A	1,319	238
	Northern Trust Corp.	2,402	224
	Ameriprise Financial Inc.	1,638	216
	KeyCorp	12,142	214
	Fifth Third Bancorp	7,727	213
	Hartford Financial Services Group Inc.	4,203	207
	Citizens Financial Group Inc.	5,521	204
	First Republic Bank	1,924	202
	Regions Financial Corp.	12,192	200
	MSCI Inc. Class A	1,023	189
	TD Ameritrade Holding Corp.	3,313	187
*	CBRE Group Inc. Class A	3,738	186
	Huntington Bancshares Inc.	12,458	180
	Principal Financial Group Inc.	3,284	173
	Alexandria Real Estate Equities Inc.	1,251	170
	Arthur J Gallagher & Co.	2,117	170
	HCP Inc.	5,519	170
	Host Hotels & Resorts Inc.	8,611	169
	Comerica Inc.	1,901	166
	Annaly Capital Management Inc.	16,304	165
*	Markel Corp.	160	161
	Lincoln National Corp.	2,505	157
	Cincinnati Financial Corp.	1,798	156
	Loews Corp.	3,256	155
*	SVB Financial Group	622	154
*	Arch Capital Group Ltd.	4,538	148
	E*TRADE Financial Corp.	2,994	147
	UDR Inc.	3,109	138
	Mid-America Apartment Communities Inc.	1,331	138
	WP Carey Inc.	1,865	138
	Ally Financial Inc.	5,042	137
	Vornado Realty Trust	2,029	137
	Raymond James Financial Inc.	1,543	127
	Nasdaq Inc.	1,358	124
	Duke Realty Corp.	4,184	124
	Iron Mountain Inc.	3,338	118
	Regency Centers Corp.	1,784	116
	Franklin Resources Inc.	3,540	115
	Zions Bancorp NA	2,238	114
	Sun Communities Inc.	985	112
	Equity LifeStyle Properties Inc.	1,001	109
	Fidelity National Financial Inc.	3,097	109
	Alleghany Corp.	168	108
	AGNC Investment Corp.	6,100	108
	Everest Re Group Ltd.	474	107
	Reinsurance Group of America Inc. Class A	735	106
	MarketAxess Holdings Inc.	430	105
	Camden Property Trust	1,039	102
	Torchmark Corp.	1,209	100
	Western Union Co.	5,268	94
	East West Bancorp Inc.	1,703	93
	WR Berkley Corp.	1,105	92
	Invesco Ltd.	4,774	92
	Voya Financial Inc.	1,826	92
	VEREIT Inc.	11,402	91
	Unum Group	2,431	91
	SL Green Realty Corp.	969	88
	Jones Lang LaSalle Inc.	532	88
*	Black Knight Inc.	1,669	87
	Signature Bank	637	86

9

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	Kilroy Realty Corp.	1,158	85
	Kimco Realty Corp.	4,778	84
	American Financial Group Inc.	839	84
	Omega Healthcare Investors Inc.	2,322	83
*	Athene Holding Ltd. Class A	1,862	83
	Liberty Property Trust	1,731	82
	Invitation Homes Inc.	3,515	81
	Brown & Brown Inc.	2,718	81
	People’s United Financial Inc.	4,390	78
	Lamar Advertising Co. Class A	991	77
	LPL Financial Holdings Inc.	1,009	76
	SEI Investments Co.	1,439	76
	Synovus Financial Corp.	1,893	75
	Park Hotels & Resorts Inc.	2,356	74
	Commerce Bancshares Inc.	1,169	74
	STORE Capital Corp.	2,243	73
	Douglas Emmett Inc.	1,881	73
	Starwood Property Trust Inc.	3,146	71
	New York Community Bancorp Inc.	5,601	70
	Cullen/Frost Bankers Inc.	675	70
	Macerich Co.	1,600	70
	Old Republic International Corp.	3,312	69
	Healthcare Trust of America Inc. Class A	2,419	69
	RenaissanceRe Holdings Ltd.	465	68
	Affiliated Managers Group Inc.	617	68
	CubeSmart	2,178	67
	Popular Inc.	1,160	65
	First American Financial Corp.	1,271	65
*	GCI Liberty Inc. Class A	1,186	63
	EPR Properties	863	63
	CIT Group Inc.	1,243	63
	Primerica Inc.	502	63
	Assurant Inc.	606	62
	Brixmor Property Group Inc.	3,547	62
	Webster Financial Corp.	1,075	62
	CyrusOne Inc.	1,230	61
	Hudson Pacific Properties Inc.	1,810	60
*	Zillow Group Inc.	1,436	60
	First Horizon National Corp.	3,821	60
	Hanover Insurance Group Inc.	495	59
	Prosperity Bancshares Inc.	782	58
	Janus Henderson Group plc	2,338	57
	Eaton Vance Corp.	1,336	56
	Highwoods Properties Inc.	1,191	55
*	MGIC Investment Corp.	4,218	55
	Axis Capital Holdings Ltd.	958	55
*	Brighthouse Financial Inc.	1,409	55
*	Western Alliance Bancorp	1,158	54
	Sterling Bancorp	2,629	53
	Radian Group Inc.	2,521	51
	Lazard Ltd. Class A	1,367	51
	Pebblebrook Hotel Trust	1,595	51
	Kemper Corp.	613	51
	IBERIABANK Corp.	650	51
*	Howard Hughes Corp.	454	51
	Assured Guaranty Ltd.	1,205	50
	JBG SMITH Properties	1,221	49
	First Financial Bankshares Inc.	755	49
	Wintrust Financial Corp.	657	48
	First Industrial Realty Trust Inc.	1,443	48
*	Essent Group Ltd.	1,120	48
	Blackstone Mortgage Trust Inc. Class A	1,381	48
	Umpqua Holdings Corp.	2,581	47
	Cousins Properties Inc.	4,892	47
	Healthcare Realty Trust Inc.	1,435	45
	FirstCash Inc.	515	45
	Associated Banc-Corp	1,935	45
*	United Bankshares Inc.	1,163	45
	Rayonier Inc.	1,510	44
	AXA Equitable Holdings Inc.	2,322	44
	TCF Financial Corp.	1,938	44
	Selective Insurance Group Inc.	671	44
	Equity Commonwealth	1,353	44
	Stifel Financial Corp.	808	44
	MB Financial Inc.	967	44
	CoreSite Realty Corp.	427	44
	Hancock Whitney Corp.	995	43
	BankUnited Inc.	1,190	43
	Evercore Inc. Class A	471	43
	Glacier Bancorp Inc.	988	43
	EastGroup Properties Inc.	406	43
	Ryman Hospitality Properties Inc.	520	42
	First Citizens BancShares Inc. Class A	93	41
	Chimera Investment Corp.	2,185	40
	Weingarten Realty Investors	1,398	40
	Two Harbors Investment Corp.	2,883	40
	Sunstone Hotel Investors Inc.	2,655	40
	Valley National Bancorp	3,777	40
	Bank of Hawaii Corp.	483	40
	Physicians Realty Trust	2,124	38
	Chemical Financial Corp.	836	38
	MFA Financial Inc.	5,236	38
	Navient Corp.	3,113	38
	Community Bank System Inc.	584	38
	RLJ Lodging Trust	2,030	38
	Sabra Health Care REIT Inc.	2,079	38

10

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	Taubman Centers Inc.	695	37
	National Health Investors Inc.	472	37
*	Green Dot Corp. Class A	569	37
	Rexford Industrial Realty Inc.	1,067	37
	Outfront Media Inc.	1,625	36
*	UMB Financial Corp.	529	36
	Home BancShares Inc.	1,862	36
*	Texas Capital Bancshares Inc.	590	36
	Senior Housing Properties Trust	2,772	36
	BancorpSouth Bank	1,100	36
	Investors Bancorp Inc.	2,834	36
	Cathay General Bancorp	904	35
	Union Bankshares Corp.	977	35
	Fulton Financial Corp.	2,010	35
	Federated Investors Inc. Class B	1,128	34
	PS Business Parks Inc.	225	33
	American Equity Investment Life Holding Co.	1,040	33
	White Mountains Insurance Group Ltd.	35	33
	CNO Financial Group Inc.	1,908	32
	Brandywine Realty Trust	2,054	32
	Columbia Banking System Inc.	852	32
	RLI Corp.	451	32
	Colony Capital Inc.	5,659	31
	Corporate Office Properties Trust	1,206	31
	Old National Bancorp	1,762	31
	Retail Properties of America Inc.	2,511	31
	STAG Industrial Inc.	1,129	31
	First Financial Bancorp	1,114	31
	Piedmont Office Realty Trust Inc. Class A	1,507	31
	OneMain Holdings Inc.	921	30
	South State Corp.	425	30
	First Midwest Bancorp Inc.	1,303	30
	Kennedy-Wilson Holdings Inc.	1,451	30
*	SLM Corp.	2,701	30
	Columbia Property Trust Inc.	1,375	30
*	LendingTree Inc.	93	30
	Washington Federal Inc.	964	30
	CVB Financial Corp.	1,295	30
	Legg Mason Inc.	992	29
	Brookfield Property REIT Inc. Class A	1,477	29
	CenterState Bank Corp.	1,094	29
	Santander Consumer USA Holdings Inc.	1,407	29
	Bank of NT Butterfield & Son Ltd.	706	29
	Americold Realty Trust	998	29
	First BanCorp	2,472	28
	Simmons First National Corp. Class A	1,056	28
	International Bancshares Corp.	688	28
	PotlatchDeltic Corp.	773	28
	Terreno Realty Corp.	668	27
	Trustmark Corp.	770	27
*	Zillow Group Inc. Class A	646	27
	Independent Bank Corp.	314	27
	Acadia Realty Trust	930	26
	Apollo Commercial Real Estate Finance Inc.	1,438	26
	Great Western Bancorp Inc.	691	26
	Urban Edge Properties	1,335	26
	Argo Group International Holdings Ltd.	372	26
	DiamondRock Hospitality Co.	2,413	26
	Xenia Hotels & Resorts Inc.	1,311	26
	WesBanco Inc.	602	26
	United Community Banks Inc.	912	25
	Agree Realty Corp.	383	25
	ProAssurance Corp.	614	25
	QTS Realty Trust Inc. Class A	591	25
*	Enstar Group Ltd.	138	25
	Lexington Realty Trust	2,582	24
	SITE Centers Corp.	1,787	24
	Banner Corp.	383	24
	First Merchants Corp.	575	23
	Moelis & Co. Class A	520	23
	Washington REIT	870	23
	LegacyTexas Financial Group Inc.	551	23
*	Genworth Financial Inc. Class A	5,860	23
	Retail Opportunity Investments Corp.	1,306	22
*	Axos Financial Inc.	688	22
	Independent Bank Group Inc.	381	22
	Provident Financial Services Inc.	803	22
	Mack-Cali Realty Corp.	1,049	22
*	Eagle Bancorp Inc.	371	22
	NBT Bancorp Inc.	551	21
	Renasant Corp.	556	21
	Hope Bancorp Inc.	1,448	21
	Four Corners Property Trust Inc.	768	21
	Towne Bank	761	21
	Bank OZK	638	21
	Invesco Mortgage Capital Inc.	1,303	21
	Chesapeake Lodging Trust	682	21
	WSFS Financial Corp.	472	20
	Ameris Bancorp	496	20

11

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	LTC Properties Inc.	453	20
	Northwest Bancshares Inc.	1,081	20
	Employers Holdings Inc.	475	20
	Capitol Federal Financial Inc.	1,480	20
	HFF Inc. Class A	436	20
	BGC Partners Inc. Class A	3,208	20
	National General Holdings Corp.	743	19
	American Assets Trust Inc.	440	19
	Uniti Group Inc.	1,973	19
	Westamerica Bancorporation	295	19
	ServisFirst Bancshares Inc.	540	19
	Realogy Holdings Corp.	1,384	19
	Horace Mann Educators Corp.	471	18
*	Redfin Corp.	922	18
*	Cannae Holdings Inc.	796	18
	Hilltop Holdings Inc.	948	18
*	Alexander & Baldwin Inc.	788	18
	Kite Realty Group Trust	1,113	18
	Safety Insurance Group Inc.	193	17
*	PRA Group Inc.	531	17
	Office Properties Income Trust	559	17
	S&T Bancorp Inc.	408	17
	Mercury General Corp.	318	17
	Waddell & Reed Financial Inc. Class A	902	17
	Navigators Group Inc.	236	16
	Heartland Financial USA Inc.	337	16
	First Commonwealth Financial Corp.	1,147	16
	Pacific Premier Bancorp Inc.	531	16
	CNA Financial Corp.	361	16
	PennyMac Mortgage Investment Trust	761	16
	City Holding Co.	192	15
	Walker & Dunlop Inc.	273	15
	Global Net Lease Inc.	842	15
	Berkshire Hills Bancorp Inc.	476	15
	Artisan Partners Asset Management Inc. Class A	561	15
	Summit Hotel Properties Inc.	1,285	15
	United Fire Group Inc.	299	15
	Redwood Trust Inc.	951	15
	Brookline Bancorp Inc.	909	15
	Virtus Investment Partners Inc.	139	14
	Piper Jaffray Cos.	200	14
	Sandy Spring Bancorp Inc.	398	14
	Flagstar Bancorp Inc.	427	14
	BrightSphere Investment Group plc	985	14
	InfraREIT Inc.	642	14
	Washington Prime Group Inc.	2,354	14
*	Encore Capital Group Inc.	390	13
	BancFirst Corp.	235	13
	WisdomTree Investments Inc.	1,669	13
	Investment Technology Group Inc.	429	13
*	LendingClub Corp.	4,305	13
	Nelnet Inc. Class A	232	13
*	MBIA Inc.	1,275	13
	Clearway Energy Inc.	834	12
	Boston Private Financial Holdings Inc.	1,032	12
	Getty Realty Corp.	369	12
	Universal Health Realty Income Trust	162	12
*	Cushman & Wakefield plc	628	12
	NorthStar Realty Europe Corp.	638	11
	Kearny Financial Corp.	840	11
*	Third Point Reinsurance Ltd.	1,055	11
	Capstead Mortgage Corp.	1,350	11
*	Marcus & Millichap Inc.	290	11
	Franklin Street Properties Corp.	1,544	11
*	Columbia Financial Inc.	696	11
	TrustCo Bank Corp. NY	1,284	11
	FBL Financial Group Inc. Class A	155	11
	Hersha Hospitality Trust Class A	570	11
	Stock Yards Bancorp Inc.	301	11
	Oritani Financial Corp.	590	11
	Investors Real Estate Trust	174	11
	Dime Community Bancshares Inc.	507	10
	Saul Centers Inc.	178	10
	RPT Realty	787	10
	CorePoint Lodging Inc.	709	10
	iStar Inc.	1,128	10
	State Auto Financial Corp.	292	10
	1st Source Corp.	200	10
	Community Trust Bancorp Inc.	215	9
	First Financial Corp.	201	9
	Weyerhaeuser Co.	351	9
	TFS Financial Corp.	474	8
	Urstadt Biddle Properties Inc. Class A	387	8
	Cohen & Steers Inc.	191	8
	Alexander’s Inc.	20	8
	Washington Trust Bancorp Inc.	137	7
	ARMOUR Residential REIT Inc.	341	7
	Clearway Energy Inc. Class A	443	7
	Beneficial Bancorp Inc.	382	6
	Flushing Financial Corp.	240	6
	RMR Group Inc. Class A	75	5
	Greenhill & Co. Inc.	155	4

12

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
*	St. Joe Co.	208	3
	Front Yard Residential Corp.	280	3
	Pennsylvania REIT	421	3
	Ashford Hospitality Trust Inc.	438	2
	Retail Value Inc.	75	2
	New Senior Investment Group Inc.	444	2
	Republic Bancorp Inc. Class A	49	2
	CBL & Associates Properties Inc.	814	2
			53,407
Health Care (14.4%)
*	Pfizer Inc.	68,299	2,961
	UnitedHealth Group Inc.	11,257	2,727
	Merck & Co. Inc.	30,633	2,490
	Abbott Laboratories	20,147	1,564
	Medtronic plc	15,934	1,442
	Amgen Inc.	7,503	1,426
	AbbVie Inc.	17,842	1,414
	Eli Lilly & Co.	11,065	1,397
	Thermo Fisher Scientific Inc.	4,721	1,225
	Bristol-Myers Squibb Co.	19,252	995
	Gilead Sciences Inc.	15,233	990
	Anthem Inc.	3,063	921
*	Biogen Inc.	2,367	776
	Becton Dickinson and Co.	3,118	776
*	Cigna Corp.	4,388	765
	Stryker Corp.	4,021	758
*	Intuitive Surgical Inc.	1,322	724
*	Celgene Corp.	8,257	686
*	Boston Scientific Corp.	16,216	651
*	Vertex Pharmaceuticals Inc.	2,999	566
	Allergan plc	3,987	549
*	Illumina Inc.	1,726	540
	Zoetis Inc.	5,694	537
	Humana Inc.	1,619	461
	HCA Healthcare Inc.	3,211	446
	Baxter International Inc.	5,887	440
*	Edwards Lifesciences Corp.	2,470	418
*	Regeneron Pharmaceuticals Inc.	936	403
*	Alexion Pharmaceuticals Inc.	2,515	340
	Zimmer Biomet Holdings Inc.	2,396	297
*	Centene Corp.	4,772	291
*	IQVIA Holdings Inc.	1,915	268
*	Align Technology Inc.	932	241
*	IDEXX Laboratories Inc.	1,009	213
*	BioMarin Pharmaceutical Inc.	2,071	193
	Cardinal Health Inc.	3,506	191
*	Incyte Corp.	2,059	178
*	Laboratory Corp. of America Holdings	1,183	175
	ResMed Inc.	1,653	169
*	ABIOMED Inc.	502	168
	Cooper Cos. Inc.	568	162
*	Mylan NV	6,028	159
	Teleflex Inc.	535	155
*	Hologic Inc.	3,188	150
*	WellCare Health Plans Inc.	585	148
*	Varian Medical Systems Inc.	1,073	144
*	DexCom Inc.	1,026	143
	Quest Diagnostics Inc.	1,595	138
	Universal Health Services Inc. Class B	981	136
*	Exact Sciences Corp.	1,405	128
	STERIS plc	981	119
*	Sarepta Therapeutics Inc.	779	112
	Dentsply Sirona Inc.	2,571	107
*	Ionis Pharmaceuticals Inc.	1,465	104
*	Bluebird Bio Inc.	635	99
*	Molina Healthcare Inc.	730	98
*	Jazz Pharmaceuticals plc	689	96
*	Seattle Genetics Inc.	1,270	94
*	Sage Therapeutics Inc.	571	91
	West Pharmaceutical Services Inc.	856	90
*	Alnylam Pharmaceuticals Inc.	1,048	89
*	ICON plc	636	89
*	DaVita Inc.	1,524	87
	Bio-Techne Corp.	436	85
	Hill-Rom Holdings Inc.	775	82
*	Neurocrine Biosciences Inc.	1,045	81
*	Charles River Laboratories International Inc.	554	79
*	Exelixis Inc.	3,442	77
*	Catalent Inc.	1,688	73
	Perrigo Co. plc	1,496	73
*	PRA Health Sciences Inc.	678	73
	Encompass Health Corp.	1,148	73
*	Masimo Corp.	540	71
*	Bio-Rad Laboratories Inc. Class A	248	67
*	Insulet Corp.	686	64
*	United Therapeutics Corp.	501	63
*	Alkermes plc	1,802	60
	Chemed Corp.	181	60
*	Spark Therapeutics Inc.	521	59
*	Array BioPharma Inc.	2,498	57
*	Horizon Pharma plc	1,952	57
*	LivaNova plc	568	53
*	Haemonetics Corp.	604	52
*	FibroGen Inc.	884	51
*	HealthEquity Inc.	632	51
*	Teladoc Health Inc.	781	50
*	Penumbra Inc.	359	48
*	Novocure Ltd.	857	46
*	Integra LifeSciences Holdings Corp.	831	46

13

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
*	Wright Medical Group NV	1,449	45
*	ICU Medical Inc.	183	45
	Bruker Corp.	1,175	45
*	Globus Medical Inc.	847	41
*	Blueprint Medicines Corp.	481	40
*	Amedisys Inc.	310	39
*	Agios Pharmaceuticals Inc.	591	38
*	Omnicell Inc.	450	38
*	LHC Group Inc.	342	38
*	Neogen Corp.	584	36
*	Ultragenyx Pharmaceutical Inc.	555	36
*	NuVasive Inc.	601	35
*	Merit Medical Systems Inc.	620	35
*	MEDNAX Inc.	1,024	34
*	HMS Holdings Corp.	961	33
	Healthcare Services Group Inc.	861	33
	Cantel Medical Corp.	432	32
*	Insmed Inc.	1,037	31
*	Emergent BioSolutions Inc.	524	31
*	Global Blood Therapeutics Inc.	581	31
*	ACADIA Pharmaceuticals Inc.	1,144	30
*	Syneos Health Inc.	723	30
*	Ligand Pharmaceuticals Inc.	243	30
*	Arena Pharmaceuticals Inc.	576	29
*	Endo International plc	2,608	29
	Ensign Group Inc.	578	29
*	Tenet Healthcare Corp.	977	28
*	Immunomedics Inc.	1,711	27
*	iRhythm Technologies Inc.	280	27
*	Repligen Corp.	449	27
*	Acadia Healthcare Co. Inc.	1,016	27
*	Amicus Therapeutics Inc.	2,199	27
*	Quidel Corp.	398	26
*	Avanos Medical Inc.	546	26
*	Myriad Genetics Inc.	815	25
*	Halozyme Therapeutics Inc.	1,435	25
*	Mallinckrodt plc	956	24
*	Portola Pharmaceuticals Inc.	757	23
*	Supernus Pharmaceuticals Inc.	569	23
*	Inogen Inc.	208	22
	Patterson Cos. Inc.	954	22
*	Heron Therapeutics Inc.	798	21
	CONMED Corp.	266	20
*	Ironwood Pharmaceuticals Inc. Class A	1,404	20
*	Enanta Pharmaceuticals Inc.	194	20
*	Medicines Co.	798	20
*	Acceleron Pharma Inc.	447	20
*	Magellan Health Inc.	286	19
*	REGENXBIO Inc.	372	19
*	Aerie Pharmaceuticals Inc.	412	19
*	Pacira Pharmaceuticals Inc.	461	19
*	Select Medical Holdings Corp.	1,257	19
*	Genomic Health Inc.	239	18
*	MyoKardia Inc.	394	18
*	Prestige Consumer Healthcare Inc.	597	17
*	Atara Biotherapeutics Inc.	486	17
*	AnaptysBio Inc.	245	17
*	Clovis Oncology Inc.	554	17
*	Xencor Inc.	539	16
*	Cambrex Corp.	389	16
*	Spectrum Pharmaceuticals Inc.	1,467	16
*	Nevro Corp.	340	16
*	WageWorks Inc.	463	15
*	Orthofix Medical Inc.	247	15
	Luminex Corp.	587	15
*	Brookdale Senior Living Inc.	2,210	15
*	Corcept Therapeutics Inc.	1,176	15
*	Amneal Pharmaceuticals Inc.	1,079	15
*	Innoviva Inc.	921	14
*	TherapeuticsMD Inc.	2,456	14
*	Momenta Pharmaceuticals Inc.	990	14
*	Varex Imaging Corp.	441	14
*	CorVel Corp.	205	14
*	Esperion Therapeutics Inc.	287	13
	Taro Pharmaceutical Industries Ltd.	129	13
*	Theravance Biopharma Inc.	535	13
*	Aimmune Therapeutics Inc.	538	13
*	Natus Medical Inc.	450	12
*	Madrigal Pharmaceuticals Inc.	92	12
*	Puma Biotechnology Inc.	410	11
*	Tivity Health Inc.	522	11
	Meridian Bioscience Inc.	643	11
*	Acorda Therapeutics Inc.	730	11
*	Editas Medicine Inc.	496	10
*	Intra-Cellular Therapies Inc.	733	10
*	Intrexon Corp.	1,226	10
*	OPKO Health Inc.	3,318	8
*	Radius Health Inc.	360	7
*	Alder Biopharmaceuticals Inc.	416	5
*	Prothena Corp. plc	363	5
*	AxoGen Inc.	243	5
	Owens & Minor Inc.	532	3
*	Nektar Therapeutics Class A	81	3
*	Eagle Pharmaceuticals Inc.	57	3
*	Akorn Inc.	564	2
*	Five Prime Therapeutics Inc.	185	2
*	Aduro Biotech Inc.	385	2
*	Lannett Co. Inc.	163	2
*	Lexicon Pharmaceuticals Inc.	123	1
			38,195

14

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
Industrials (10.6%)
	Union Pacific Corp.	8,709	1,460
*	PayPal Holdings Inc.	13,989	1,372
	Accenture plc Class A	7,574	1,222
	Caterpillar Inc.	6,747	927
	Danaher Corp.	7,275	924
	United Parcel Service Inc. Class B	8,136	897
	Automatic Data Processing Inc.	5,189	794
	CSX Corp.	9,453	687
	Deere & Co.	3,809	625
	Norfolk Southern Corp.	3,202	574
	Illinois Tool Works Inc.	3,908	563
	FedEx Corp.	2,877	521
	Waste Management Inc.	5,011	507
	Sherwin-Williams Co.	980	425
	Fidelity National Information Services Inc.	3,842	415
*	Fiserv Inc.	4,692	397
	Johnson Controls International plc	10,863	383
*	Worldpay Inc. Class A	3,523	337
	Ingersoll-Rand plc	2,881	304
	Agilent Technologies Inc.	3,745	297
	Fortive Corp.	3,453	282
*	Square Inc.	3,441	280
	PACCAR Inc.	4,039	274
	Cummins Inc.	1,750	270
	Willis Towers Watson plc	1,525	262
	Rockwell Automation Inc.	1,414	252
	Global Payments Inc.	1,870	244
*	FleetCor Technologies Inc.	1,033	241
*	Verisk Analytics Inc. Class A	1,884	238
	Stanley Black & Decker Inc.	1,779	236
	Ball Corp.	3,927	215
*	Waters Corp.	883	214
	Fastenal Co.	3,378	213
*	Shopify Inc. Class A	1,110	210
	Republic Services Inc. Class A	2,552	200
	Total System Services Inc.	2,120	200
*	Mettler-Toledo International Inc.	288	196
*	CoStar Group Inc.	420	192
*	Keysight Technologies Inc.	2,194	185
	Vulcan Materials Co.	1,546	172
	WW Grainger Inc.	534	163
*	First Data Corp. Class A	6,398	161
	Xylem Inc.	2,106	159
	Dover Corp.	1,702	154
	Expeditors International of Washington Inc.	2,025	152
	CH Robinson Worldwide Inc.	1,608	145
	TransUnion	2,162	140
	Martin Marietta Materials Inc.	738	139
	Broadridge Financial Solutions Inc.	1,362	138
	Masco Corp.	3,568	134
	Kansas City Southern	1,200	130
	IDEX Corp.	899	130
*	Zebra Technologies Corp.	619	124
	Spirit AeroSystems Holdings Inc. Class A	1,244	123
	PerkinElmer Inc.	1,290	121
	Jack Henry & Associates Inc.	904	120
*	Trimble Inc.	2,922	117
	Old Dominion Freight Line Inc.	771	116
	Westrock Co.	2,960	111
	JB Hunt Transport Services Inc.	1,021	110
	Snap-on Inc.	659	105
	Packaging Corp. of America	1,101	105
	Cognex Corp.	1,938	103
	Lennox International Inc.	418	103
	Allegion plc	1,110	100
	Alliance Data Systems Corp.	558	97
*	Sensata Technologies Holding plc	1,900	96
	Robert Half International Inc.	1,386	94
	Arconic Inc.	5,083	94
*	HD Supply Holdings Inc.	2,172	93
	Nordson Corp.	679	92
	Graco Inc.	1,939	91
	Booz Allen Hamilton Holding Corp. Class A	1,636	86
*	WEX Inc.	485	86
	AO Smith Corp.	1,653	86
	Carlisle Cos. Inc.	685	84
*	Fair Isaac Corp.	337	84
	Toro Co.	1,208	83
*	Crown Holdings Inc.	1,519	82
*	Berry Global Group Inc.	1,549	81
	FLIR Systems Inc.	1,572	81
*	Arrow Electronics Inc.	1,011	81
	Sealed Air Corp.	1,840	80
*	Euronet Worldwide Inc.	578	78
	Donaldson Co. Inc.	1,504	78
	Xerox Corp.	2,448	76
	Universal Display Corp.	500	75
	AptarGroup Inc.	730	74
*	XPO Logistics Inc.	1,472	74
	Wabtec Corp.	1,011	74
	Hexcel Corp.	1,007	73
	HEICO Corp. Class A	846	68
	Sonoco Products Co.	1,154	67
*	Flex Ltd.	6,189	65

15

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	Owens Corning	1,266	63
	Quanta Services Inc.	1,719	61
	ManpowerGroup Inc.	723	61
	Acuity Brands Inc.	468	61
	Genpact Ltd.	1,827	61
	Woodward Inc.	624	60
	National Instruments Corp.	1,286	60
	Insperity Inc.	446	56
	Bemis Co. Inc.	1,063	56
*	Genesee & Wyoming Inc. Class A	685	56
	Avnet Inc.	1,285	56
	Littelfuse Inc.	281	54
	Watsco Inc.	373	54
	MAXIMUS Inc.	746	53
	Jabil Inc.	1,844	52
	AGCO Corp.	767	52
	nVent Electric plc	1,885	52
*	Kirby Corp.	697	52
*	Trex Co. Inc.	684	51
*	Pagseguro Digital Ltd. Class A	1,810	51
	Brink’s Co.	586	46
	HEICO Corp.	490	46
	Graphic Packaging Holding Co.	3,639	44
	MSC Industrial Direct Co. Inc. Class A	521	44
*	Stericycle Inc.	971	43
	Air Lease Corp. Class A	1,136	42
	Regal Beloit Corp.	503	42
	Louisiana-Pacific Corp.	1,640	41
	Eagle Materials Inc.	542	41
*	Clean Harbors Inc.	602	41
	MSA Safety Inc.	394	41
	USG Corp.	939	40
	Trinity Industries Inc.	1,706	40
*	RBC Bearings Inc.	278	39
	Macquarie Infrastructure Corp.	937	38
*	ASGN Inc.	591	38
	Ryder System Inc.	609	38
*	Coherent Inc.	283	38
	Owens-Illinois Inc.	1,867	37
*	Generac Holdings Inc.	703	36
*	Axon Enterprise Inc.	670	36
*	Proto Labs Inc.	315	36
*	Mercury Systems Inc.	547	35
	Valmont Industries Inc.	254	35
	GATX Corp.	436	35
*	CoreLogic Inc.	945	35
	John Bean Technologies Corp.	365	34
*	Integer Holdings Corp.	375	34
	Vishay Intertechnology Inc.	1,533	34
*	Rogers Corp.	213	33
*	Conduent Inc.	2,238	33
*	FTI Consulting Inc.	441	33
	Korn Ferry	664	32
*	Rexnord Corp.	1,213	32
*	MasTec Inc.	743	32
*	II-VI Inc.	732	31
*	TriNet Group Inc.	507	31
*	Novanta Inc.	379	31
	Simpson Manufacturing Co. Inc.	496	30
*	WESCO International Inc.	544	30
*	Paylocity Holding Corp.	337	29
	Belden Inc.	470	29
*	Beacon Roofing Supply Inc.	794	29
	Franklin Electric Co. Inc.	536	29
*	AMN Healthcare Services Inc.	537	27
	Watts Water Technologies Inc. Class A	333	27
	Albany International Corp.	336	26
	Brady Corp. Class A	546	26
	Applied Industrial Technologies Inc.	441	26
*	SiteOne Landscape Supply Inc.	472	25
*	Sanmina Corp.	790	25
	UniFirst Corp.	175	25
	Deluxe Corp.	536	25
*	TopBuild Corp.	413	25
*	Fabrinet	415	24
	Granite Construction Inc.	515	24
*	ExlService Holdings Inc.	388	24
	Terex Corp.	688	23
	Covanta Holding Corp.	1,360	23
	Comfort Systems USA Inc.	429	23
	Forward Air Corp.	350	23
	Otter Tail Corp.	448	23
*	Summit Materials Inc. Class A	1,306	22
*	Advanced Disposal Services Inc.	829	22
*	Plexus Corp.	353	22
	Mueller Industries Inc.	659	22
*	Cimpress NV	256	21
	Universal Forest Products Inc.	677	21
*	Harsco Corp.	934	21
*	Itron Inc.	390	21
	ESCO Technologies Inc.	293	20
	EVERTEC Inc.	707	20
*	Anixter International Inc.	337	20
	Triton International Ltd.	598	20
*	Saia Inc.	295	20
	Badger Meter Inc.	327	19
	AAON Inc.	473	19
*	OSI Systems Inc.	216	19
	Mueller Water Products Inc. Class A	1,790	19

16

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	Werner Enterprises Inc.	541	19
	Mobile Mini Inc.	515	19
*	Builders FirstSource Inc.	1,300	18
*	SPX Corp.	498	18
	Cubic Corp.	293	18
	Federal Signal Corp.	726	18
*	JELD-WEN Holding Inc.	860	17
*	Dycom Industries Inc.	382	17
*	TriMas Corp.	527	17
*	Gibraltar Industries Inc.	418	17
	McGrath RentCorp	276	17
*	Masonite International Corp.	297	16
*	Knowles Corp.	1,006	16
*	Hub Group Inc. Class A	381	16
	Raven Industries Inc.	409	16
	Greenbrier Cos. Inc.	393	16
	Sun Hydraulics Corp.	335	16
*	Ambarella Inc.	391	16
	Benchmark Electronics Inc.	550	15
*	TTM Technologies Inc.	1,243	15
*	Sykes Enterprises Inc.	499	15
	Methode Electronics Inc.	518	15
	Rush Enterprises Inc. Class A	346	14
	AAR Corp.	397	14
	US Ecology Inc.	252	14
	Aircastle Ltd.	714	14
	Apogee Enterprises Inc.	397	14
	Greif Inc. Class A	352	14
	Tennant Co.	222	14
*	Cardtronics plc Class A	473	14
	CTS Corp.	434	14
	Encore Wire Corp.	235	14
	Heartland Express Inc.	684	14
*	BMC Stock Holdings Inc.	718	14
*	CBIZ Inc.	660	14
*	Patrick Industries Inc.	292	13
	Schneider National Inc. Class B	582	13
*	Huron Consulting Group Inc.	277	13
	Lindsay Corp.	136	13
*	Installed Building Products Inc.	282	12
	H&E Equipment Services Inc.	425	12
*	Evolent Health Inc. Class A	919	12
	Ship Finance International Ltd.	974	12
*	MACOM Technology Solutions Holdings Inc.	626	12
*	Scorpio Tankers Inc.	645	12
	AVX Corp.	643	12
	GrafTech International Ltd.	806	12
*	ADT Inc.	1,444	12
	Boise Cascade Co.	413	12
	Astec Industries Inc.	299	11
	Kelly Services Inc. Class A	466	11
*	FARO Technologies Inc.	243	11
*	SEACOR Holdings Inc.	244	11
	Hyster-Yale Materials Handling Inc.	154	10
	Quanex Building Products Corp.	594	10
	Griffon Corp.	565	10
	Seaspan Corp. Class A	1,094	10
	Briggs & Stratton Corp.	713	9
*	Aegion Corp. Class A	496	9
	Primoris Services Corp.	345	8
*	TrueBlue Inc.	329	8
	Advanced Drainage Systems Inc.	292	7
	Navigant Consulting Inc.	354	7
*	Frontline Ltd.	831	5
*	Tutor Perini Corp.	253	5
	GasLog Ltd.	288	5
*	Manitowoc Co. Inc.	248	4
	Myers Industries Inc.	223	4
*	CIRCOR International Inc.	113	4
	Moog Inc. Class A	36	3
*	Atlas Air Worldwide Holdings Inc.	56	3
*	Veeco Instruments Inc.	263	3
*	Donnelley Financial Solutions Inc.	203	3
	TTEC Holdings Inc.	79	3
*	Wesco Aircraft Holdings Inc.	308	3
	Matson Inc.	60	2
	Caesarstone Ltd.	128	2
	LSC Communications Inc.	228	2
	Teekay Corp.	227	1
			28,195
Oil & Gas (1.7%)
	Schlumberger Ltd.	16,296	718
	Marathon Petroleum Corp.	7,880	489
	Phillips 66	4,889	471
	Kinder Morgan Inc.	22,271	427
	Valero Energy Corp.	4,982	406
	Williams Cos. Inc.	14,277	381
	ONEOK Inc.	4,805	309
	Baker Hughes a GE Co. Class A	6,024	159
	National Oilwell Varco Inc.	4,466	126
	Targa Resources Corp.	2,644	106
	OGE Energy Corp.	2,313	98
	Helmerich & Payne Inc.	1,237	67
*	First Solar Inc.	961	51
*	Transocean Ltd.	6,018	49
	Equitrans Midstream Corp.	2,473	44
	Delek US Holdings Inc.	946	33
	Patterson-UTI Energy Inc.	2,492	33
	Core Laboratories NV	505	33
*	Chart Industries Inc.	358	32
	Golar LNG Ltd.	1,090	23

17

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	Ensco plc Class A	5,053	21
*	SolarEdge Technologies Inc.	472	20
	Arcosa Inc.	564	19
*	NOW Inc.	1,250	18
	McDermott International Inc.	2,085	18
	Cosan Ltd.	1,500	17
	SemGroup Corp. Class A	1,091	17
*	Rowan Cos. plc Class A	1,493	17
*	MRC Global Inc.	970	16
	Nabors Industries Ltd.	5,043	16
*	C&J Energy Services Inc.	920	16
	Archrock Inc.	1,551	15
*	Oil States International Inc.	854	15
*	ProPetro Holding Corp.	714	14
*	Helix Energy Solutions Group Inc.	1,755	13
*	Noble Corp. plc	3,903	12
*	Newpark Resources Inc.	1,273	11
	CVR Energy Inc.	267	11
	Green Plains Inc.	655	10
*	Weatherford International plc	7,383	5
*	Forum Energy Technologies Inc.	725	4
	HollyFrontier Corp.	81	4
	RPC Inc.	377	4
*	Exterran Corp.	202	3
*	KLX Energy Services Holdings Inc.	124	3
*	SunPower Corp. Class A	364	2
*	Covia Holdings Corp.	207	1
			4,377
Technology (24.7%)
	Microsoft Corp.	89,255	9,999
	Apple Inc.	55,927	9,684
*	Facebook Inc. Class A	28,004	4,521
*	Alphabet Inc. Class C	3,612	4,045
*	Alphabet Inc. Class A	3,493	3,935
	Intel Corp.	53,803	2,849
	Cisco Systems Inc.	53,400	2,765
	Oracle Corp.	30,001	1,564
*	Adobe Inc.	5,790	1,520
	International Business Machines Corp.	10,820	1,495
*	salesforce.com Inc.	8,468	1,386
	Broadcom Inc.	4,849	1,335
	Texas Instruments Inc.	11,315	1,197
	NVIDIA Corp.	6,854	1,057
	QUALCOMM Inc.	14,274	762
	Intuit Inc.	2,870	709
*	Micron Technology Inc.	13,321	545
*	ServiceNow Inc.	2,092	501
	Cognizant Technology Solutions Corp. Class A	6,875	488
	Analog Devices Inc.	4,338	464
	Applied Materials Inc.	11,561	443
*	Autodesk Inc.	2,580	421
*	Red Hat Inc.	2,083	380
	Xilinx Inc.	2,993	375
	NXP Semiconductors NV	4,047	370
	HP Inc.	18,607	367
*	Workday Inc. Class A	1,708	338
	Corning Inc.	9,255	322
	Lam Research Corp.	1,824	321
	Hewlett Packard Enterprise Co.	17,287	283
	Motorola Solutions Inc.	1,905	273
*	Palo Alto Networks Inc.	1,070	264
*	Twitter Inc.	8,421	259
*	Advanced Micro Devices Inc.	11,014	259
	Microchip Technology Inc.	2,703	235
*	Splunk Inc.	1,722	234
	KLA-Tencor Corp.	1,930	223
*	VeriSign Inc.	1,238	220
	DXC Technology Co.	3,306	218
*	Cerner Corp.	3,725	208
	NetApp Inc.	3,076	201
*	Arista Networks Inc.	678	193
*	Cadence Design Systems Inc.	3,283	188
	Maxim Integrated Products Inc.	3,264	178
*	Synopsys Inc.	1,740	177
	Western Digital Corp.	3,408	171
	Skyworks Solutions Inc.	2,099	171
*	Check Point Software Technologies Ltd.	1,398	171
	Symantec Corp.	7,483	168
	Citrix Systems Inc.	1,592	168
	CDW Corp.	1,717	161
	Seagate Technology plc	3,350	156
	SS&C Technologies Holdings Inc.	2,425	149
*	Gartner Inc.	1,042	148
*	GoDaddy Inc. Class A	1,984	148
*	Fortinet Inc.	1,655	144
	VMware Inc. Class A	835	143
*	Atlassian Corp. plc Class A	1,284	138
*	Akamai Technologies Inc.	1,863	130
	Marvell Technology Group Ltd.	6,505	130
*	PTC Inc.	1,372	127
*	Twilio Inc. Class A	1,033	126
*	F5 Networks Inc.	716	120
*	Ultimate Software Group Inc.	357	118
	Juniper Networks Inc.	4,000	108
	Leidos Holdings Inc.	1,660	107
*	Yandex NV Class A	3,099	107
*	Paycom Software Inc.	583	106

18

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
*	ON Semiconductor Corp.	4,891	105
*	Qorvo Inc.	1,464	103
*	Dell Technologies Inc.	1,759	98
*	Zendesk Inc.	1,236	98
*	EPAM Systems Inc.	602	97
	Amdocs Ltd.	1,682	93
*	Tyler Technologies Inc.	449	92
	CDK Global Inc.	1,525	88
	Teradyne Inc.	2,098	86
*	Okta Inc.	1,007	85
*	Aspen Technology Inc.	839	85
*	RingCentral Inc. Class A	802	84
*	Nutanix Inc.	1,645	82
*	Integrated Device Technology Inc.	1,509	73
*	HubSpot Inc.	432	73
*	Ciena Corp.	1,667	71
*	Proofpoint Inc.	591	70
*	Teradata Corp.	1,392	67
	Cypress Semiconductor Corp.	4,187	65
*	Cree Inc.	1,172	64
*	ARRIS International plc	1,912	61
*	Coupa Software Inc.	636	60
*	Mellanox Technologies Ltd.	546	59
	Entegris Inc.	1,649	58
*	Nuance Communications Inc.	3,360	56
*	New Relic Inc.	527	56
*	InterXion Holding NV	824	54
*	CommScope Holding Co. Inc.	2,226	52
	MKS Instruments Inc.	624	52
*	RealPage Inc.	840	51
*	Medidata Solutions Inc.	672	50
*	ViaSat Inc.	645	49
*	DocuSign Inc. Class A	864	48
	SYNNEX Corp.	484	48
*	2U Inc.	643	47
	j2 Global Inc.	547	47
*	CyberArk Software Ltd.	414	45
*	Tech Data Corp.	444	45
	Science Applications International Corp.	591	44
	Blackbaud Inc.	564	44
*	Lumentum Holdings Inc.	866	43
*	ACI Worldwide Inc.	1,334	43
*	Manhattan Associates Inc.	764	42
*	Semtech Corp.	756	42
*	Silicon Laboratories Inc.	498	40
*	Ellie Mae Inc.	405	40
*	Verint Systems Inc.	752	40
*	Wix.com Ltd.	365	40
*	Pure Storage Inc. Class A	1,916	39
*	NCR Corp.	1,377	39
*	FireEye Inc.	2,269	38
	Cabot Microelectronics Corp.	329	37
*	Cornerstone OnDemand Inc.	634	36
*	Five9 Inc.	669	36
*	Viavi Solutions Inc.	2,641	35
*	Cloudera Inc.	2,342	34
*	Finisar Corp.	1,365	33
*	Qualys Inc.	397	33
*	Envestnet Inc.	520	32
*	CommVault Systems Inc.	464	31
*	Q2 Holdings Inc.	436	30
*	Box Inc.	1,443	29
	Pegasystems Inc.	440	29
*	Cirrus Logic Inc.	697	28
	InterDigital Inc.	398	28
*	Globant SA	381	26
	Brooks Automation Inc.	807	26
*	Covetrus Inc.	712	25
	Ubiquiti Networks Inc.	175	25
*	SailPoint Technologies Holding Inc.	813	25
*	Bottomline Technologies DE Inc.	492	25
	Power Integrations Inc.	329	24
*	Alarm.com Holdings Inc.	364	24
	Cogent Communications Holdings Inc.	489	24
*	NetScout Systems Inc.	868	24
*	Insight Enterprises Inc.	404	23
*	Blackline Inc.	428	22
*	Advanced Energy Industries Inc.	442	22
*	Premier Inc. Class A	605	22
*	Allscripts Healthcare Solutions Inc.	2,029	22
*	Inphi Corp.	502	22
	Ceridian HCM Holding Inc.	411	20
*	Avaya Holdings Corp.	1,293	20
	Plantronics Inc.	387	19
*	Lattice Semiconductor Corp.	1,625	19
	Progress Software Corp.	519	19
	Kulicke & Soffa Industries Inc.	808	19
*	Varonis Systems Inc.	328	19
*	Diodes Inc.	463	19
*	MaxLinear Inc.	737	19
*	Yext Inc.	969	18
*	Stratasys Ltd.	632	18
*	3D Systems Corp.	1,267	18
*	Acacia Communications Inc.	318	17
*	Synaptics Inc.	399	17
*	Virtusa Corp.	330	17
*	MicroStrategy Inc. Class A	117	17
	CSG Systems International Inc.	387	16
*	Rambus Inc.	1,546	16

19

ESG U.S. Stock ETF

			Market
			Value•
		Shares	($000)
	Pitney Bowes Inc.	2,185	16
*	Mimecast Ltd.	323	16
*	Blucora Inc.	577	16
	TiVo Corp.	1,538	15
	Ebix Inc.	261	15
	Xperi Corp.	597	14
*	Electronics For Imaging Inc.	529	14
*	NETGEAR Inc.	386	14
*	Luxoft Holding Inc. Class A	236	14
	NIC Inc.	779	13
*	Cray Inc.	522	13
*	NextGen Healthcare Inc.	702	12
*	ScanSource Inc.	327	12
*	Perficient Inc.	420	12
*	Amkor Technology Inc.	1,364	12
	Monotype Imaging Holdings Inc.	583	11
*	Infinera Corp.	2,079	11
	ADTRAN Inc.	701	11
	Shutterstock Inc.	203	9
	Forrester Research Inc.	186	9
	Monolithic Power Systems Inc.	27	4
*	Loral Space & Communications Inc.	81	3
*	Endurance International Group Holdings Inc.	428	3
			65,565
Telecommunications (2.3%)
	Verizon Communications Inc.	48,718	2,773
	AT&T Inc.	85,611	2,664
*	T-Mobile US Inc.	3,607	260
	CenturyLink Inc.	11,260	149
*	Zayo Group Holdings Inc.	2,668	66
*	Sprint Corp.	7,645	49
	Telephone & Data Systems Inc.	1,148	37
*	Vonage Holdings Corp.	2,587	27
	Shenandoah Telecommunications Co.	539	24
*	Iridium Communications Inc.	1,118	24
*	8x8 Inc.	1,109	22
*	GTT Communications Inc.	496	15
	Consolidated Communications Holdings Inc.	1,132	11
*	United States Cellular Corp.	220	10
	ATN International Inc.	65	4
*	Cincinnati Bell Inc.	251	2
			6,137
Utilities (1.2%)
	Sempra Energy	3,217	387
	Consolidated Edison Inc.	3,653	301
	PPL Corp.	8,478	273
	Eversource Energy	3,698	258
	Edison International	3,736	224
	American Water Works Co. Inc.	2,118	215
	CMS Energy Corp.	3,271	178
	CenterPoint Energy Inc.	5,869	177
	Atmos Energy Corp.	1,283	127
	Alliant Energy Corp.	2,745	126
	NiSource Inc.	4,243	115
	UGI Corp.	2,028	111
	Aqua America Inc.	2,080	75
	IDACORP Inc.	580	57
	ONE Gas Inc.	607	52
	Portland General Electric Co.	1,024	51
	New Jersey Resources Corp.	1,014	49
	Hawaiian Electric Industries Inc.	1,244	48
	Southwest Gas Holdings Inc.	572	47
	Spire Inc.	575	46
	NorthWestern Corp.	574	39
	Avangrid Inc.	644	31
	Avista Corp.	761	31
	American States Water Co.	418	30
	South Jersey Industries Inc.	998	29
	California Water Service Group	553	29
	Ormat Technologies Inc.	467	26
	MGE Energy Inc.	400	26
	El Paso Electric Co.	467	25
	Pattern Energy Group Inc. Class A	1,061	22
	Northwest Natural Holding Co.	329	21
	SJW Group	247	15
	Atlantica Yield plc	719	14
*	Evoqua Water Technologies Corp.	996	14
	WEC Energy Group Inc.	135	10
	Evergy Inc.	144	8
	TerraForm Power Inc. Class A	594	7
			3,294
Total Investments (100.0%) (Cost $257,482)			265,492
Other Assets and Liabilities (0.0%)
Other Assets			100,410
Liabilities			(100,373)
			37
Net Assets (100%)
Applicable to 5,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			265,529
Net Asset Value Per Share			$48.28

20

ESG U.S. Stock ETF

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value	265,492
Investment in Vanguard	8
Receivables for Accrued Income	221
Receivables for Capital Shares Issued	100,181
Total Assets	365,902
Liabilities
Payables for Investment Securities Purchased	100,225
Payables to Vanguard	8
Other Liabilities	140
Total Liabilities	100,373
Net Assets	265,529

At February 28, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	257,286
Total Distributable Earnings (Loss)	8,243
Net Assets	265,529

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

21

ESG U.S. Stock ETF

Statement of Operations

September 18, 2018[1] to
February 28, 2019
($000)
Investment Income
Income
Dividends	693
Interest[2]	1
Total Income	694
Expenses
The Vanguard Group—Note B
Investment Advisory Services	14
Management and Administrative	17
Marketing and Distribution	1
Custodian Fees	14
Shareholders’ Reports	1
Trustees’ Fees and Expenses	—
Total Expenses	47
Expenses Paid Indirectly	(5)
Net Expenses	42
Net Investment Income	652
Realized Net Gain (Loss) on Investment Securities Sold[2]	(171)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[2]	8,010
Net Increase (Decrease) in Net Assets Resulting from Operations	8,491

1   Inception.

2   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,000, $1,000, and $0, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

22

ESG U.S. Stock ETF

Statement of Changes in Net Assets

September 18, 2018[1] to
February 28, 2019
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	652
Realized Net Gain (Loss)	(171)
Change in Unrealized Appreciation (Depreciation)	8,010
Net Increase (Decrease) in Net Assets Resulting from Operations	8,491
Distributions
Net Investment Income	(248)
Realized Capital Gain	—
Total Distributions	(248)
Capital Share Transactions
Issued	257,286
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	257,286
Total Increase (Decrease)	265,529
Net Assets
Beginning of Period	—
End of Period	265,529

1   Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

23

ESG U.S. Stock ETF

Financial Highlights

September 18, 2018[1] to
For a Share Outstanding Throughout the Period	February 28, 2019
Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income[2]	.385
Net Realized and Unrealized Gain (Loss) on Investments	(1.986)
Total from Investment Operations	(1.601)
Distributions
Dividends from Net Investment Income	(.119)
Distributions from Realized Capital Gains	—
Total Distributions	(.119)
Net Asset Value, End of Period	$48.28

Total Return	-3.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$266
Ratio of Total Expenses to Average Net Assets	0.13%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.85%[3]
Portfolio Turnover Rate	8%[3]

1   Inception.

2   Calculated based on average shares outstanding.

3   Annualized.

4   The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.

See accompanying Notes, which are an integral part of the Financial Statements.

24

ESG U.S. Stock ETF

Notes to Financial Statements

Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between The Vanguard Group (“Vanguard”) and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $8,000, representing 0.00% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $5,000 (an annual rate of 0.01% of average net assets).

D.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

25

ESG U.S. Stock ETF

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At February 28, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

E.      As of February 28, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	257,482
Gross Unrealized Appreciation	11,721
Gross Unrealized Depreciation	(3,711)
Net Unrealized Appreciation (Depreciation)	8,010

F.       During the period ended February 28, 2019, the fund purchased $261,791,000 of investment securities and sold $4,128,000 of investment securities, other than temporary cash investments. Purchases and sales include $61,010,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

G.     Capital shares issued and redeemed were:

September 18, 2018[1] to
February 28, 2019
Shares
(000)
Issued	5,500
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	5,500

1   Inception.

H.      Subsequent to the report date, the fund was added to a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually. The facility includes the fund and certain other funds managed by Vanguard; each fund is individually liable for its borrowings, if any, under the credit facility.

Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

26

Trustees Approve Advisory Arrangement

Effective September 2018, the board of Vanguard World Fund approved the launch of Vanguard ESG U.S. Stock ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Equity Index Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The board determined that the Equity Index Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be well below the average expense ratio charged by funds in its peer group.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

27

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P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q43932 042019

Semiannual Report | February 28, 2019 Vanguard ESG International Stock ETF

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	36

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Period Ended February 28, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
ESG International Stock ETF	9/18/2018	2/28/2019	Period
Based on Actual Fund Return	$1,000.00	$976.84	$0.84
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.48	0.86

The calculations are based on expenses incurred in the period from the fund’s September 18, 2018, inception through February 28, 2019. The fund’s annualized expense ratio for that period is 0.19%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period from inception through February 28, 2019, multiplied by the number of days in that period, then divided by the number of days in the most recent 12-month period (164/365).

2

ESG International Stock ETF

Sector Diversification

As of February 28, 2019

Basic Materials	5.8%
Consumer Goods	14.3
Consumer Services	9.8
Financials	32.3
Health Care	9.7
Industrials	11.1
Oil & Gas	1.8
Technology	9.3
Telecommunications	4.2
Utilities	1.7

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Industry Classification Benchmark (“ICB”), except for the “Other” category (if applicable), which includes securities that have not been provided an ICB classification as of the effective reporting period.

3

ESG International Stock ETF

Financial Statements (unaudited)

Statement of Net Assets

As of February 28, 2019

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (96.7%)[1]
Australia (5.1%)
	Commonwealth Bank of Australia	11,970	628
	CSL Ltd.	3,278	449
	Westpac Banking Corp.	22,853	437
	Australia & New Zealand Banking Group Ltd.	19,363	385
	National Australia Bank Ltd.	17,031	304
	Macquarie Group Ltd.	1,960	179
	Transurban Group	17,869	158
	Newcrest Mining Ltd.	7,606	131
	Goodman Group	13,395	122
	Insurance Australia Group Ltd.	21,329	111
	Brambles Ltd.	12,903	108
	QBE Insurance Group Ltd.	12,049	106
	ASX Ltd.	2,130	105
	Dexus	12,103	103
*	Afterpay Touch Group Ltd.	7,692	100
	Fortescue Metals Group Ltd.	22,141	95
	Bendigo & Adelaide Bank Ltd.	13,256	93
	Suncorp Group Ltd.	9,556	92
	Amcor Ltd.	8,380	89
	Sonic Healthcare Ltd.	5,062	87
	Scentre Group	30,467	84
	GPT Group	19,147	79
	Mirvac Group	41,395	76
	Orica Ltd.	5,806	73
	Telstra Corp. Ltd.	31,615	70
	Medibank Pvt Ltd.	34,327	69
	APA Group	9,214	65
	Stockland	26,012	65
	SEEK Ltd.	4,904	64
	Ramsay Health Care Ltd.	1,369	63
	Caltex Australia Ltd.	2,987	61
	James Hardie Industries plc	4,694	59
	Sydney Airport	11,401	58
	BlueScope Steel Ltd.	6,089	58
	Lendlease Group	6,327	58
	Vicinity Centres	32,374	57
	Alumina Ltd.	31,063	56
	Incitec Pivot Ltd.	22,433	54
	AMP Ltd.	30,474	51
	Boral Ltd.	11,447	40
	Cochlear Ltd.	326	39
	Challenger Ltd.	6,643	38
	Computershare Ltd.	2,859	35
	Downer EDI Ltd.	5,610	30
	Bank of Queensland Ltd.	4,527	29
	Orora Ltd.	9,680	22
	Link Administration Holdings Ltd.	3,970	21
	Northern Star Resources Ltd.	2,524	17
	Atlas Arteria Ltd.	3,202	16
	REA Group Ltd.	272	16
*	Xero Ltd.	456	15
	Ansell Ltd.	811	14
	Magellan Financial Group Ltd.	556	14
	AusNet Services	10,494	13
	nib holdings Ltd.	3,070	13
	Qube Holdings Ltd.	6,338	12
	Healthscope Ltd.	6,901	12
	Iluka Resources Ltd.	1,862	12
	Qantas Airways Ltd.	2,959	12
	Charter Hall Retail REIT	3,628	12
	InvoCare Ltd.	1,072	11
	carsales.com Ltd.	1,207	11
	BWP Trust	3,891	10
	Altium Ltd.	423	10
	Evolution Mining Ltd.	3,586	9
	Metcash Ltd.	4,742	9
*	Healius Ltd.	4,179	8
	Appen Ltd.	497	8
	Flight Centre Travel Group Ltd.	241	8
	Domino’s Pizza Enterprises Ltd.	255	7
	Navitas Ltd.	1,531	6
	TPG Telecom Ltd.	1,272	6

4

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
*	Saracen Mineral Holdings Ltd.	3,052	6
	G8 Education Ltd.	2,409	5
*	Pilbara Minerals Ltd.	9,709	5
	WiseTech Global Ltd.	360	5
2	MYOB Group Ltd.	1,984	5
	Charter Hall Group	747	5
	Steadfast Group Ltd.	1,842	4
	DuluxGroup Ltd.	786	4
	Premier Investments Ltd.	323	4
	GrainCorp Ltd. Class A	540	4
	Shopping Centres Australasia Property Group	2,172	4
*	Lynas Corp. Ltd.	2,705	3
	OZ Minerals Ltd.	453	3
	Cleanaway Waste Management Ltd.	1,948	3
	Regis Resources Ltd.	786	3
	Perpetual Ltd.	98	3
	IOOF Holdings Ltd.	595	3
*	NEXTDC Ltd.	606	3
	JB Hi-Fi Ltd.	174	3
	Breville Group Ltd.	239	3
	St. Barbara Ltd.	837	3
*	Vocus Group Ltd.	996	3
	Independence Group NL	746	3
	Pendal Group Ltd.	399	2
	Adelaide Brighton Ltd.	713	2
	Harvey Norman Holdings Ltd.	917	2
	Webjet Ltd.	205	2
	CSR Ltd.	934	2
	IRESS Ltd.	254	2
	Mineral Resources Ltd.	199	2
	Nine Entertainment Co. Holdings Ltd.	1,628	2
	Nufarm Ltd.	511	2
	Sims Metal Management Ltd.	234	2
	Costa Group Holdings Ltd.	463	2
	Blackmores Ltd.	23	1
*	Mayne Pharma Group Ltd.	2,482	1
			5,748
Austria (0.3%)
	Erste Group Bank AG	3,511	132
	Raiffeisen Bank International AG	1,746	45
	ANDRITZ AG	852	43
*	IMMOFINANZ AG	788	20
	Wienerberger AG	721	16
	Verbund AG	311	15
	CA Immobilien Anlagen AG	383	13
	Vienna Insurance Group AG Wiener Versicherung Gruppe	96	2
	Oesterreichische Post AG	56	2
*,2	BAWAG Group AG	49	2
	UNIQA Insurance Group AG	218	2
	S IMMO AG	107	2
	Telekom Austria AG Class A	256	2
	Lenzing AG	18	2
			298
Belgium (0.6%)
	KBC Group NV	2,100	155
	UCB SA	1,303	109
	Ackermans & van Haaren NV	634	100
	Ageas	1,626	80
	Solvay SA Class A	713	80
	Proximus SADP	930	24
	Melexis NV	300	20
	KBC Ancora	313	15
	Elia System Operator SA/NV	161	11
	Colruyt SA	151	11
*	Tessenderlo Chemie NV (Voting Shares)	292	10
	Telenet Group Holding NV	195	9
	Cofinimmo SA	61	8
	Ontex Group NV	367	8
	Bekaert SA	209	6
	Gimv NV	68	4
	Aedifica SA	41	4
	Befimmo SA	59	3
	Barco NV	17	3
	bpost SA	149	1
			661
Brazil (1.6%)
	Itau Unibanco Holding SA Preference Shares	33,300	312
	Banco Bradesco SA	26,100	268
	Banco Bradesco SA Preference Shares	18,600	214
	B3 SA - Brasil Bolsa Balcao	18,900	165
	Banco do Brasil SA	9,500	128
	Lojas Renner SA	9,800	113
	BB Seguridade Participacoes SA	10,200	74
	Telefonica Brasil SA Preference Shares	5,100	63
	Suzano Papel e Celulose SA	4,200	53
	Kroton Educacional SA	16,300	48
	Klabin SA	7,900	38
	Raia Drogasil SA	1,900	33
	Localiza Rent a Car SA	2,875	26
	Lojas Americanas SA	5,700	23
	Cia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares	900	22
	CCR SA	5,000	19
	Banco Santander Brasil SA	1,500	18
	Hypera SA	2,100	15
*	BRF SA	2,700	15

5

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Transmissora Alianca de Energia Eletrica SA	1,800	12
	Cia de Saneamento Basico do Estado de Sao Paulo	1,100	11
	BR Malls Participacoes SA	3,000	11
	Cia Energetica de Minas Gerais	2,200	10
	EDP - Energias do Brasil SA	2,100	10
	Magazine Luiza SA	200	9
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,000	9
	Braskem SA Preference Shares	600	9
	TIM Participacoes SA	2,600	8
	Fleury SA	1,500	8
	CVC Brasil Operadora e Agencia de Viagens SA	500	8
	TOTVS SA	800	8
	Bradespar SA Preference Shares	800	6
	Lojas Americanas SA Preference Shares	1,100	6
	Cia Energetica de Sao Paulo Preference Shares	900	6
	Engie Brasil Energia SA	500	5
	Atacadao Distribuicao Comercio e Industria Ltda	1,000	5
	M Dias Branco SA	400	5
	Metalurgica Gerdau SA Preference Shares Class A	2,600	5
	Linx SA	600	5
	Natura Cosmeticos SA	300	4
	Cia Siderurgica Nacional SA	1,100	4
	Sul America SA	400	3
	Porto Seguro SA	200	3
			1,817
Canada (7.7%)
	Toronto-Dominion Bank	10,660	611
	Royal Bank of Canada	7,516	587
	Enbridge Inc.	12,922	478
	Canadian National Railway Co. (Toronto Shares)	4,864	417
	Bank of Nova Scotia	7,026	391
	TransCanada Corp.	6,200	277
	Nutrien Ltd.	4,490	244
	Bank of Montreal	3,086	241
	Manulife Financial Corp.	13,458	227
	Canadian Pacific Railway Ltd.	996	206
	Alimentation Couche-Tard Inc. Class B	3,166	178
	Canadian Imperial Bank of Commerce	2,040	173
	Waste Connections Inc.	1,944	162
	Sun Life Financial Inc.	3,850	146
	Pembina Pipeline Corp.	3,956	145
	National Bank of Canada	3,038	143
	Wheaton Precious Metals Corp.	6,122	133
	Magna International Inc.	2,506	132
	Rogers Communications Inc. Class B	2,392	132
	H&R REIT	7,656	132
	Fortis Inc.	3,526	127
*	CGI Inc.	1,782	119
	Fairfax Financial Holdings Ltd.	240	119
	Intact Financial Corp.	1,396	117
	Algonquin Power & Utilities Corp.	9,178	102
	Agnico Eagle Mines Ltd.	2,356	100
	Goldcorp Inc.	9,462	100
	Open Text Corp.	2,630	100
	RioCan REIT	5,160	99
	Shaw Communications Inc. Class B	4,742	98
*	Thomson Reuters Corp.	1,734	94
	iA Financial Corp. Inc.	2,408	92
	Inter Pipeline Ltd.	5,554	89
*	BlackBerry Ltd.	9,880	86
	Saputo Inc.	2,628	86
	Loblaw Cos. Ltd.	1,666	83
	CI Financial Corp.	5,600	79
	Metro Inc.	2,016	76
	Finning International Inc.	4,002	75
	CCL Industries Inc. Class B	1,826	75
	First Quantum Minerals Ltd.	6,492	74
	BCE Inc.	1,616	72
	Gildan Activewear Inc.	2,002	72
*	Kinross Gold Corp.	21,392	71
	Toromont Industries Ltd.	1,280	67
	Canadian Apartment Properties REIT	1,736	66
2	Hydro One Ltd.	4,094	64
	Ritchie Bros Auctioneers Inc.	1,716	64
	TELUS Corp.	1,610	58
	Methanex Corp.	1,016	57
	Chartwell Retirement Residences	4,727	54
*	Pretium Resources Inc.	6,168	50
	TMX Group Ltd.	784	49
	Power Financial Corp.	1,948	43
	CAE Inc.	1,962	41
*	Bombardier Inc. Class B	18,510	39
	Canadian Tire Corp. Ltd. Class A	344	38
	West Fraser Timber Co. Ltd.	756	37
	Kirkland Lake Gold Ltd.	1,016	37
	Empire Co. Ltd.	1,114	26
	Great-West Lifeco Inc.	916	21
	George Weston Ltd.	250	18

6

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Canadian Utilities Ltd. Class A	660	18
*	Descartes Systems Group Inc.	500	17
	Granite REIT	360	17
	Choice Properties REIT	1,618	17
*	Air Canada Class B	600	15
	Atco Ltd.	428	14
	Colliers International Group Inc.	200	14
	Lundin Mining Corp.	2,600	13
*	Kinaxis Inc.	200	13
	Hudbay Minerals Inc.	1,800	12
*	Ivanhoe Mines Ltd.	4,600	12
	ECN Capital Corp.	3,630	11
	Yamana Gold Inc.	4,200	11
	Winpak Ltd.	300	10
	Gibson Energy Inc.	600	10
*	Canada Goose Holdings Inc.	167	10
	Pan American Silver Corp.	700	9
	Boyd Group Income Fund	100	9
	FirstService Corp.	100	9
	Element Fleet Management Corp.	1,500	9
*	SSR Mining Inc.	600	8
*	Endeavour Mining Corp.	500	8
	Enerflex Ltd.	500	8
	BRP Inc.	236	7
*	Home Capital Group Inc. Class B	500	7
*	NovaGold Resources Inc.	1,500	6
	Premium Brands Holdings Corp.	100	6
	Quebecor Inc. Class B	200	5
	Canadian Western Bank	200	5
	Cominar REIT	500	5
	Osisko Gold Royalties Ltd.	400	4
	Innergex Renewable Energy Inc.	400	4
	Maple Leaf Foods Inc.	200	4
	Russel Metals Inc.	200	4
	Emera Inc.	100	4
	Genworth MI Canada Inc.	100	3
	First Capital Realty Inc.	200	3
	OceanaGold Corp.	1,000	3
	Boardwalk REIT	100	3
	Dream Global REIT	300	3
	Laurentian Bank of Canada	100	3
*	Detour Gold Corp.	300	3
	Alamos Gold Inc. Class A	600	3
*	Celestica Inc.	300	3
	NFI Group Inc.	100	3
	IGM Financial Inc.	100	3
	Norbord Inc.	100	3
*	IAMGOLD Corp.	700	2
	CES Energy Solutions Corp.	900	2
	Cineplex Inc.	100	2
	Transcontinental Inc. Class A	100	1
*	Canfor Corp.	100	1
			8,568
Chile (0.3%)
	Enel Americas SA	452,241	79
	Banco Santander Chile	745,830	59
	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	1,343	56
	Banco de Chile	277,021	44
	SACI Falabella	5,069	39
	Empresas CMPC SA	8,424	32
	Banco de Credito e Inversiones SA	244	17
	Cencosud SA	7,738	14
	Itau CorpBanca	424,764	4
	Parque Arauco SA	1,293	4
	Enel Chile SA	33,005	3
	Colbun SA	13,257	3
	Aguas Andinas SA Class A	4,775	3
			357
China (4.8%)
*	Alibaba Group Holding Ltd. ADR	8,498	1,555
	Industrial & Commercial Bank of China Ltd.	542,000	418
	Ping An Insurance Group Co. of China Ltd.	35,000	370
*	Baidu Inc. ADR	2,148	349
	Bank of China Ltd.	542,000	253
	China Overseas Land & Investment Ltd.	40,000	147
	China Merchants Bank Co. Ltd.	31,000	142
*	TAL Education Group ADR	3,172	113
	Geely Automobile Holdings Ltd.	56,000	105
	China Pacific Insurance Group Co. Ltd.	25,400	96
	PICC Property & Casualty Co. Ltd.	74,000	89
	Lenovo Group Ltd.	98,000	88
	China Unicom Hong Kong Ltd.	72,000	85
	Hengan International Group Co. Ltd.	10,500	85
	New China Life Insurance Co. Ltd.	17,100	83
	China Telecom Corp. Ltd.	152,000	82
	Bank of Communications Co. Ltd.	97,000	81
	Guangdong Investment Ltd.	38,000	73

7

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	China Conch Venture Holdings Ltd.	21,000	70
	Sinopharm Group Co. Ltd.	15,600	69
*	Autohome Inc. ADR	712	67
	China Vanke Co. Ltd.	17,300	66
*	Momo Inc. ADR	1,929	64
	BYD Co. Ltd.	10,000	64
	China Evergrande Group	20,000	62
	Sino Biopharmaceutical Ltd.	67,000	58
	China Taiping Insurance Holdings Co. Ltd.	18,200	56
	Shenzhou International Group Holdings Ltd.	3,800	47
	Longfor Group Holdings Ltd.	12,500	37
	China National Building Material Co. Ltd.	28,000	22
2	People’s Insurance Co. Group of China Ltd.	48,000	22
	Shimao Property Holdings Ltd.	9,000	21
*	China Beidahuang Industry Group Holdings Ltd.	1,088,000	21
	Zhuzhou CRRC Times Electric Co. Ltd.	3,400	19
	Fullshare Holdings Ltd.	92,500	19
	Shanghai Jinjiang International Travel Co. Ltd. Class B	9,300	18
2	China Resources Pharmaceutical Group Ltd.	13,000	17
	China Cinda Asset Management Co. Ltd.	58,000	17
	Haitong Securities Co. Ltd.	12,000	16
	Beijing Enterprises Water Group Ltd.	26,000	16
	Huaneng Power International Inc.	22,000	14
	Far East Horizon Ltd.	12,000	13
*	Vipshop Holdings Ltd. ADR	1,700	12
2	China Huarong Asset Management Co. Ltd.	51,000	12
	Logan Property Holdings Co. Ltd.	8,000	11
	Chinasoft International Ltd.	18,000	11
	China Resources Cement Holdings Ltd.	10,000	11
2	China Merchants Securities Co. Ltd.	7,400	11
	China Communications Services Corp. Ltd.	10,000	10
	Kingdee International Software Group Co. Ltd.	9,000	10
*	GOME Retail Holdings Ltd.	107,000	10
	Enerchina Holdings Ltd.	99,000	9
	China Resources Gas Group Ltd.	2,000	9
	Zhaojin Mining Industry Co. Ltd.	6,500	7
*	GCL-Poly Energy Holdings Ltd.	79,000	7
	Yihai International Holding Ltd.	2,000	6
	China Water Affairs Group Ltd.	6,000	6
	Great Wall Motor Co. Ltd.	6,500	5
	GF Securities Co. Ltd.	2,800	5
*,2	Meitu Inc.	11,000	4
	Air China Ltd.	4,000	4
	COSCO SHIPPING Ports Ltd.	4,000	4
	Sino-Ocean Group Holding Ltd.	9,000	4
	China Reinsurance Group Corp.	16,000	4
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	1,000	4
*	Li Ning Co. Ltd.	2,500	4
	Shandong Weigao Group Medical Polymer Co. Ltd.	4,000	3
2	3SBio Inc.	2,000	3
*	AVIC International Holding HK Ltd.	104,000	3
	Shanghai Pharmaceuticals Holding Co. Ltd.	1,300	3
2	Fuyao Glass Industry Group Co. Ltd.	800	3
	China Oriental Group Co. Ltd.	4,000	3
	China Traditional Chinese Medicine Holdings Co. Ltd.	4,000	3
2	Legend Holdings Corp.	900	3
	Agile Group Holdings Ltd.	2,000	3
*	BEST Inc. ADR	400	2
	Huaneng Renewables Corp. Ltd.	8,000	2
	Hilong Holding Ltd.	20,000	2
2	Sinopec Engineering Group Co. Ltd.	2,500	2
2	Luye Pharma Group Ltd.	3,000	2
	China Medical System Holdings Ltd.	2,000	2
	Nine Dragons Paper Holdings Ltd.	2,000	2

8

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
2	Dali Foods Group Co. Ltd.	3,000	2
	SSY Group Ltd.	2,000	2
*	China First Capital Group Ltd.	4,000	2
			5,336
Colombia (0.1%)
	Bancolombia SA Preference Shares	7,111	86
	Interconexion Electrica SA ESP	2,220	10
	Almacenes Exito SA	2,040	10
	Bancolombia SA	505	6
	Banco Davivienda SA Preference Shares	258	3
	Grupo Aval Acciones y Valores Preference Shares	6,384	2
			117
Czech Republic (0.1%)
	Komercni banka as	1,138	48
*	PFNonwovens SA	312	10
			58
Denmark (1.3%)
	Novo Nordisk A/S Class B	11,663	572
	Vestas Wind Systems A/S	1,647	137
	DSV A/S	1,240	103
*	Genmab A/S	539	93
	Coloplast A/S Class B	849	85
	Chr Hansen Holding A/S	811	83
	Novozymes A/S	1,593	72
	Schouw & Co. A/S	781	62
	GN Store Nord A/S	1,240	60
	Pandora A/S	939	49
	ISS A/S	1,148	36
*	William Demant Holding A/S	839	25
	SimCorp A/S	229	21
	Tryg A/S	673	18
	Ambu A/S Class B	720	17
	Jyske Bank A/S	423	17
*	ALK-Abello A/S	50	8
	H Lundbeck A/S	141	6
	Topdanmark A/S	62	3
	Sydbank A/S	115	3
	Dfds A/S	50	2
*	Nilfisk Holding A/S	49	2
			1,474
Egypt (0.1%)
	Commercial International Bank Egypt SAE	15,140	61
	Oriental Weavers	4,369	3
*	Palm Hills Developments SAE	16,134	3
*	Pioneers Holding for Financial Investments SAE	5,824	2
			69
Finland (1.1%)
	Nokia Oyj	52,918	320
	Kone Oyj Class B	2,503	122
	Sampo Oyj Class A	2,297	111
*	Nordea Bank Abp (XSTO)	10,756	97
*	Nordea Bank Abp (XHEL)	8,724	79
	Metsa Board Oyj	11,287	78
	Metso Oyj	1,755	60
	Kesko Oyj Class B	855	51
	Elisa Oyj	1,198	50
	Orion Oyj Class B	1,352	48
	Nokian Renkaat Oyj	1,287	46
	Wartsila OYJ Abp	2,794	45
	Stora Enso Oyj	2,924	39
	Amer Sports Oyj	775	35
	Valmet Oyj	500	13
	Huhtamaki Oyj	343	12
	Tieto Oyj	279	8
	YIT Oyj	1,180	7
	Cargotec Oyj Class B	72	3
	DNA Oyj	98	2
	Outokumpu Oyj	382	2
			1,228
France (5.6%)
	Sanofi	7,370	615
	L’Oreal SA	1,461	368
	BNP Paribas SA	6,940	355
	Air Liquide SA	2,302	287
	Danone SA	3,731	282
	Kering SA	514	280
	AXA SA	9,163	232
	Vivendi SA	6,774	198
	Orange SA	11,749	180
	EssilorLuxottica SA	1,471	178
	Societe Generale SA	5,376	165
	Cie Generale des Etablissements Michelin SCA	1,361	163
	Legrand SA	2,296	151
	Getlink SE	8,156	120
2	Euronext NV	1,887	115
	Hermes International	168	106
	Credit Agricole SA	8,302	106
	Peugeot SA	4,122	105
	Carrefour SA	4,987	102
	STMicroelectronics NV	6,211	102
	Publicis Groupe SA	1,823	101
	Renault SA	1,367	94
	TechnipFMC plc	4,125	91
	Edenred	2,049	91
	Teleperformance	509	91
	Veolia Environnement SA	4,062	89
	Arkema SA	837	84

9

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Sodexo SA	766	84
	Orpea	713	84
	Ipsen SA	563	78
	Lagardere SCA	2,889	75
	Rexel SA	5,331	66
	Covivio	638	65
	Valeo SA	1,891	59
	Sopra Steria Group	472	55
	Gecina SA	355	53
	Ingenico Group SA	757	51
	Faurecia SA	1,058	50
	Eurofins Scientific SE	107	45
	Rubis SCA	752	45
	Suez	3,456	44
	Wendel SA	331	42
	Aeroports de Paris	214	42
	Eutelsat Communications SA	1,869	37
	Klepierre SA	1,046	37
	SES SA Class A	1,798	36
	Natixis SA	6,476	36
	BioMerieux	429	35
2	Amundi SA	510	34
	CNP Assurances	1,194	28
	SCOR SE	612	28
	Eurazeo SE	308	23
*	Air France-KLM	1,697	21
	SEB SA	101	17
	Imerys SA	236	13
	Iliad SA	104	11
	Casino Guichard Perrachon SA	197	10
	IPSOS	389	10
	Nexity SA	210	10
	ICADE	118	10
	JCDecaux SA	304	9
	Societe BIC SA	98	9
	Neopost SA	340	9
	Metropole Television SA	487	9
2	Europcar Mobility Group	786	7
	Coface SA	676	6
*	Rothschild & Co.	174	6
	Sartorius Stedim Biotech	45	5
	Altarea SCA	21	4
*	Fnac Darty SA	36	3
	Cie Plastic Omnium SA	96	3
	Korian SA	70	3
	Gaztransport Et Technigaz SA	29	3
2	Maisons du Monde SA	97	3
*	SOITEC	29	2
2	Elior Group SA	150	2
*	CGG SA	1,007	2
*	DBV Technologies SA	82	1
*	Bourbon Corp.	267	1
			6,272
Germany (6.1%)
	SAP SE	6,283	672
	Allianz SE	2,456	547
	Bayer AG	6,702	535
	Daimler AG	5,603	335
	adidas AG	1,365	331
	Wirecard AG	1,935	265
	Infineon Technologies AG	9,909	218
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	923	217
	Deutsche Post AG	6,966	216
	Fresenius SE & Co. KGaA	2,925	164
	Vonovia SE	3,326	161
	Deutsche Boerse AG	1,215	153
	Deutsche Bank AG	14,473	134
	Henkel AG & Co. KGaA Preference Shares	1,319	132
	Bayerische Motoren Werke AG Preference Shares	1,760	130
	Continental AG	786	129
	Fresenius Medical Care AG & Co. KGaA	1,610	126
	Bayerische Motoren Werke AG	1,373	116
	HeidelbergCement AG	1,530	113
	Merck KGaA	1,013	105
	MTU Aero Engines AG	448	96
	HUGO BOSS AG	1,280	95
2	Scout24 AG	1,734	91
	Symrise AG Class A	1,006	89
	Brenntag AG	1,733	86
2	Covestro AG	1,507	86
*	Commerzbank AG	9,619	79
	LEG Immobilien AG	703	78
	Beiersdorf AG	806	75
	Hannover Rueck SE	497	74
	K&S AG	3,681	70
*	MorphoSys AG	668	69
*	Aroundtown SA	6,579	55
	Sartorius AG Preference Shares	340	54
*,2	Zalando SE	1,447	53
	KION Group AG	848	48
	Puma SE	80	45
	GEA Group AG	1,870	45
	Evonik Industries AG	1,580	44
	OSRAM Licht AG	1,003	43
	Fuchs Petrolub SE Preference Shares	874	39
	GRENKE AG	379	39
*	QIAGEN NV	894	34
*,2	Delivery Hero SE	839	33
	S&T AG	1,312	32

10

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	LANXESS AG	400	22
	Henkel AG & Co. KGaA	227	21
	Deutsche Lufthansa AG	815	21
	ProSiebenSat.1 Media SE	1,061	19
	Fraport AG Frankfurt Airport Services Worldwide	239	19
	TAG Immobilien AG	718	17
	DIC Asset AG	1,490	17
2	Innogy SE	329	15
	Freenet AG	682	14
	HOCHTIEF AG	89	14
	Aareal Bank AG	419	14
	Grand City Properties SA	561	13
	Hella GmbH & Co. KGaA	287	13
2	Deutsche Pfandbriefbank AG	1,055	13
	TLG Immobilien AG	428	12
	Bechtle AG	139	12
	METRO AG	704	12
	Axel Springer SE	200	11
	alstria office REIT-AG	747	11
	RTL Group SA	198	11
	Rational AG	17	11
	Siltronic AG	114	11
*	Evotec AG	469	11
	Nemetschek SE	70	10
	Aurubis AG	179	10
	Gerresheimer AG	127	10
*	Dialog Semiconductor plc	295	9
	Telefonica Deutschland Holding AG	2,401	8
	FUCHS PETROLUB SE	178	7
2	Befesa SA	155	7
*	Hypoport AG	31	6
	Suedzucker AG	389	6
	MAN SE	51	5
*	zooplus AG	35	5
	CTS Eventim AG & Co. KGaA	83	4
	Software AG	90	3
	Jungheinrich AG Preference Shares	91	3
	Stroeer SE & Co. KGaA	47	3
	Duerr AG	66	3
*	Jenoptik AG	74	3
2	ADO Properties SA	46	3
	Talanx AG	66	3
	Norma Group SE	46	2
	CompuGroup Medical SE	37	2
	Salzgitter AG	68	2
	CANCOM SE	49	2
	Wacker Chemie AG	19	2
	Krones AG	20	2
*	CECONOMY AG	292	2
*	AIXTRON SE	183	2
	Leoni AG	59	2
			6,811
Greece (0.0%)
	Hellenic Telecommunications Organization SA	718	9
*	Alpha Bank AE	6,213	9
	Titan Cement Co. SA	186	4
	JUMBO SA	214	4
	National Bank of Greece SA	1,347	2
*	Eurobank Ergasias SA	3,082	2
*	Piraeus Bank SA	1,100	2
			32
Hong Kong (2.6%)
	AIA Group Ltd.	79,200	790
	Hong Kong Exchanges & Clearing Ltd.	8,700	300
	CK Asset Holdings Ltd.	21,500	178
	Link REIT	13,000	147
	Wheelock & Co. Ltd.	20,000	136
	New World Development Co. Ltd.	83,000	133
	Hang Seng Bank Ltd.	4,900	121
	BOC Hong Kong Holdings Ltd.	26,000	109
	China Mengniu Dairy Co. Ltd.	35,000	108
	Swire Pacific Ltd. Class A	7,500	89
	Bank of East Asia Ltd.	25,600	89
	Sino Land Co. Ltd.	44,000	82
	CK Infrastructure Holdings Ltd.	9,000	75
	Hang Lung Properties Ltd.	31,000	73
	AAC Technologies Holdings Inc.	10,000	59
	MTR Corp. Ltd.	10,000	57
	VTech Holdings Ltd.	4,000	42
2	Samsonite International SA	12,000	36
	Wharf Holdings Ltd.	11,000	34
	Swire Properties Ltd.	8,200	33
	ASM Pacific Technology Ltd.	2,200	23
	Yip’s Chemical Holdings Ltd.	64,000	20
	Yue Yuen Industrial Holdings Ltd.	5,500	19
	Henderson Land Development Co. Ltd.	3,000	17
	Hysan Development Co. Ltd.	3,000	16
	Kerry Properties Ltd.	3,000	13
	PCCW Ltd.	20,000	12
	Hongkong & Shanghai Hotels Ltd.	7,500	11
	HKBN Ltd.	6,500	10
	Luk Fook Holdings International Ltd.	3,000	10
	NWS Holdings Ltd.	4,000	10
	Sun Art Retail Group Ltd.	9,500	10

11

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	SITC International Holdings Co. Ltd.	9,000	9
	Vitasoy International Holdings Ltd.	2,000	9
	Pacific Basin Shipping Ltd.	37,000	8
	Minth Group Ltd.	2,000	8
	Hopewell Holdings Ltd.	1,500	7
	Hang Lung Group Ltd.	2,000	6
	PRADA SPA	1,800	6
	IGG Inc.	4,000	6
	L’Occitane International SA	3,000	6
	Great Eagle Holdings Ltd.	1,000	5
	Fortune REIT	4,000	5
2	BOC Aviation Ltd.	400	3
	Champion REIT	4,000	3
	Li & Fung Ltd.	8,000	1
			2,944
Hungary (0.1%)
	OTP Bank Nyrt	2,042	86
	Richter Gedeon Nyrt	1,016	20
			106
Indonesia (0.4%)
	Bank Rakyat Indonesia Persero Tbk PT	442,700	121
	Telekomunikasi Indonesia Persero Tbk PT	393,700	108
	Bank Mandiri Persero Tbk PT	173,200	88
	Unilever Indonesia Tbk PT	12,700	44
	Bank Negara Indonesia Persero Tbk PT	51,200	32
	Ace Hardware Indonesia Tbk PT	65,600	8
	Pakuwon Jati Tbk PT	147,600	6
	Ciputra Development Tbk PT	90,300	6
	Indofood Sukses Makmur Tbk PT	9,500	5
	Kalbe Farma Tbk PT	35,900	4
	Indofood CBP Sukses Makmur Tbk PT	4,500	3
*	Pabrik Kertas Tjiwi Kimia Tbk PT	2,200	2
			427
Ireland (0.3%)
	Kerry Group plc Class A	1,217	125
	Bank of Ireland Group plc	9,856	64
	AIB Group plc	7,747	36
	Kingspan Group plc	698	33
	Glanbia plc	835	17
	Irish Continental Group plc	1,849	10
	Green REIT plc	2,166	4
	Dalata Hotel Group plc	423	3
	Hibernia REIT plc	1,810	3
*	Cairn Homes plc	1,278	2
			297
Israel (0.4%)
*	Teva Pharmaceutical Industries Ltd.	6,874	116
	Israel Discount Bank Ltd. Class A	21,037	75
*	Nice Ltd.	546	64
	Bank Leumi Le-Israel BM	9,420	62
	Bank Hapoalim BM	7,684	53
	Israel Chemicals Ltd.	5,771	32
	Gazit-Globe Ltd.	1,409	11
	Mizrahi Tefahot Bank Ltd.	500	10
*	Tower Semiconductor Ltd.	466	8
	Bezeq The Israeli Telecommunication Corp. Ltd.	9,146	8
	Harel Insurance Investments & Financial Services Ltd.	1,042	7
	Reit 1 Ltd.	1,249	5
	First International Bank Of Israel Ltd.	157	4
*	Evogene Ltd.	1,286	3
	Azrieli Group Ltd.	49	3
			461
Italy (1.7%)
	Intesa Sanpaolo SPA (Registered)	109,589	270
	UniCredit SPA	16,885	229
	CNH Industrial NV	15,369	166
	Ferrari NV	951	122
*	Fiat Chrysler Automobiles NV	8,155	121
	Assicurazioni Generali SPA	5,458	97
	Terna Rete Elettrica Nazionale SPA	13,401	83
	Snam SPA	15,563	77
	Mediobanca Banca di Credito Finanziario SPA	7,354	74
	EXOR NV	1,113	68
	Moncler SPA	1,620	62
*	Telecom Italia SPA (Registered)	100,934	61
	FinecoBank Banca Fineco SPA	4,493	56
	Tenaris SA	3,898	52
2	Poste Italiane SPA	5,597	50
*	Banco BPM SPA	19,169	46
	Unione di Banche Italiane SPA	13,928	41
	Telecom Italia SPA (Bearer)	53,941	29

12

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
*,2	Pirelli & C SPA	4,326	29
	Italgas SPA	2,736	17
	Hera SPA	4,463	15
	Recordati SPA	384	14
	A2A SPA	7,749	14
	Interpump Group SPA	421	14
	Unipol Gruppo SPA	2,940	13
	Cerved Group SPA	1,213	11
	ERG SPA	539	11
	Brembo SPA	884	11
*	Saipem SPA	1,691	9
	MARR SPA	335	8
2	Technogym SPA	590	8
	De’ Longhi SPA	287	8
	Societa Iniziative Autostradali e Servizi SPA	396	7
	Salvatore Ferragamo SPA	294	6
	Societa Cattolica di Assicurazioni SC	386	4
	Buzzi Unicem SPA	265	3
*	Safilo Group SPA	3,854	3
2	Infrastrutture Wireless Italiane SPA	316	3
	Azimut Holding SPA	180	3
	Banca Generali SPA	101	3
	Banca Mediolanum SPA	360	3
	UnipolSai Assicurazioni SPA	948	2
	BPER Banca	545	2
2	Enav SPA	447	2
	Autogrill SPA	255	2
	Banca Popolare di Sondrio SCPA	746	2
	Iren SPA	854	2
	Brunello Cucinelli SPA	54	2
	Reply SPA	32	2
2	Anima Holding SPA	418	2
	IMA Industria Macchine Automatiche SPA	27	2
			1,941
Japan (18.2%)
	Toyota Motor Corp.	16,500	997
	SoftBank Group Corp.	6,400	594
	Sony Corp.	9,100	437
	Takeda Pharmaceutical Co. Ltd.	8,357	336
	Kao Corp.	4,100	311
	Recruit Holdings Co. Ltd.	11,000	308
	Mitsubishi UFJ Financial Group Inc.	57,900	300
	Murata Manufacturing Co. Ltd.	1,900	296
	Honda Motor Co. Ltd.	10,400	294
	KDDI Corp.	11,900	288
	Sumitomo Mitsui Financial Group Inc.	7,700	274
	Nidec Corp.	2,100	255
	Tokyo Electron Ltd.	1,800	246
	Tokio Marine Holdings Inc.	4,600	225
	Mizuho Financial Group Inc.	141,100	222
	East Japan Railway Co.	2,300	220
	Astellas Pharma Inc.	14,100	219
	Seven & i Holdings Co. Ltd.	4,800	211
	Shin-Etsu Chemical Co. Ltd.	2,500	209
	Oriental Land Co. Ltd.	1,900	209
	Nippon Telegraph & Telephone Corp.	4,600	199
	Dai-ichi Life Holdings Inc.	11,400	174
	Eisai Co. Ltd.	2,100	174
	Daiichi Sankyo Co. Ltd.	4,600	172
	Sysmex Corp.	2,800	169
	Otsuka Holdings Co. Ltd.	4,000	167
	Shiseido Co. Ltd.	2,500	165
	Secom Co. Ltd.	1,900	164
	Canon Inc.	5,600	161
	Mitsui Fudosan Co. Ltd.	6,700	159
	Hoya Corp.	2,400	147
	NTT DOCOMO Inc.	6,300	147
	West Japan Railway Co.	1,900	143
	Daiwa House Industry Co. Ltd.	4,600	142
	Terumo Corp.	2,300	141
	Shionogi & Co. Ltd.	2,200	141
	Sumitomo Mitsui Trust Holdings Inc.	3,600	137
	Mazda Motor Corp.	11,600	137
	Chugai Pharmaceutical Co. Ltd.	2,000	136
	Panasonic Corp.	14,600	135
	Suzuki Motor Corp.	2,600	134
	ORIX Corp.	9,000	130
	Fujitsu Ltd.	1,900	128
	MEIJI Holdings Co. Ltd.	1,600	127
	Mitsubishi Estate Co. Ltd.	7,300	125
	Aeon Co. Ltd.	5,900	124
	Kyocera Corp.	2,200	122
	Yakult Honsha Co. Ltd.	1,800	121
	Kubota Corp.	8,900	120
	Subaru Corp.	4,600	117
	Kajima Corp.	7,800	116
	Denso Corp.	2,600	112
	Nintendo Co. Ltd.	400	110
	FUJIFILM Holdings Corp.	2,400	108
	Fuji Seal International Inc.	2,800	105
	Nissin Foods Holdings Co. Ltd.	1,500	104
	Nitto Denko Corp.	1,900	102
	Alfresa Holdings Corp.	3,500	102
	Aozora Bank Ltd.	3,500	101
	Sekisui Chemical Co. Ltd.	6,400	101
	NEC Corp.	3,000	100

13

ESG International Stock ETF

		Market
		Value•
	Shares	($000)
Toyota Industries Corp.	1,900	98
Chubu Electric Power Co. Inc.	6,200	98
Japan Exchange Group Inc.	5,500	97
Fast Retailing Co. Ltd.	200	94
Nagoya Railroad Co. Ltd.	3,300	91
Sumitomo Electric Industries Ltd.	6,500	91
Sompo Holdings Inc.	2,400	90
Pan Pacific International Holdings Corp.	1,500	90
Tobu Railway Co. Ltd.	3,200	89
Sekisui House Ltd.	5,900	89
Yamaha Corp.	1,800	89
Nippon Express Co. Ltd.	1,500	89
Haseko Corp.	6,900	86
Asahi Kasei Corp.	7,900	86
Nisshin Seifun Group Inc.	4,000	86
Kintetsu Group Holdings Co. Ltd.	1,900	86
Toray Industries Inc.	12,300	85
Shizuoka Bank Ltd.	10,700	85
Seiko Epson Corp.	5,700	84
Santen Pharmaceutical Co. Ltd.	5,400	84
Ono Pharmaceutical Co. Ltd.	4,100	84
Hisamitsu Pharmaceutical Co. Inc.	1,700	84
Daifuku Co. Ltd.	1,700	84
Dentsu Inc.	2,000	84
Dai Nippon Printing Co. Ltd.	3,600	83
Mitsui Chemicals Inc.	3,400	83
Mitsubishi Materials Corp.	3,000	82
Omron Corp.	1,900	82
Suzuken Co. Ltd.	1,500	82
Kuraray Co. Ltd.	6,100	82
Ajinomoto Co. Inc.	5,400	82
MS&AD Insurance Group Holdings Inc.	2,700	81
Bank of Kyoto Ltd.	1,800	81
Unicharm Corp.	2,500	80
Suntory Beverage & Food Ltd.	1,800	79
Nissan Motor Co. Ltd.	9,100	79
Keihan Holdings Co. Ltd.	1,900	79
Aisin Seiki Co. Ltd.	2,000	79
Ricoh Co. Ltd.	7,700	78
Brother Industries Ltd.	4,100	75
Mitsubishi Chemical Holdings Corp.	10,000	74
Pigeon Corp.	1,800	73
Isuzu Motors Ltd.	5,100	73
Nippon Paint Holdings Co. Ltd.	1,900	73
Keikyu Corp.	4,400	73
NH Foods Ltd.	2,000	73
Nomura Holdings Inc.	18,700	73
T&D Holdings Inc.	6,000	73
TOTO Ltd.	1,900	72
Fukuoka Financial Group Inc.	3,300	72
Resona Holdings Inc.	15,700	71
Showa Denko KK	1,900	71
Hamamatsu Photonics KK	2,000	71
Konami Holdings Corp.	1,700	70
Sumitomo Metal Mining Co. Ltd.	2,300	67
Yamaha Motor Co. Ltd.	3,300	67
Kyowa Hakko Kirin Co. Ltd.	3,500	67
Konica Minolta Inc.	6,800	66
Yaskawa Electric Corp.	2,300	66
Teijin Ltd.	3,900	65
Yamato Holdings Co. Ltd.	2,500	65
NSK Ltd.	7,000	65
M3 Inc.	3,900	65
Shimadzu Corp.	2,600	64
ANA Holdings Inc.	1,700	63
Rakuten Inc.	7,900	62
Japan Airlines Co. Ltd.	1,700	62
Daiwa Securities Group Inc.	12,200	62
Taiheiyo Cement Corp.	1,800	62
MINEBEA MITSUMI Inc.	3,800	61
Sumitomo Chemical Co. Ltd.	12,200	61
Chiba Bank Ltd.	9,800	60
Otsuka Corp.	1,600	58
Seibu Holdings Inc.	3,200	57
Marui Group Co. Ltd.	3,200	56
Mitsubishi Tanabe Pharma Corp.	3,900	56
Nikon Corp.	3,700	56
Yamada Denki Co. Ltd.	11,000	53
Japan Post Holdings Co. Ltd.	4,300	52
Coca-Cola Bottlers Japan Holdings Inc.	2,000	52
Tohoku Electric Power Co. Inc.	3,900	51
CyberAgent Inc.	1,600	50
Advantest Corp.	2,100	50
NTT Data Corp.	4,500	49
Sumitomo Realty & Development Co. Ltd.	1,300	49
Concordia Financial Group Ltd.	11,800	48
Lion Corp.	2,300	47
LIXIL Group Corp.	3,300	45
SBI Holdings Inc.	2,100	44
Casio Computer Co. Ltd.	3,200	44
NGK Spark Plug Co. Ltd.	1,900	41
Kobayashi Pharmaceutical Co. Ltd.	500	40
ZOZO Inc.	2,100	40

14

ESG International Stock ETF

		Market
		Value•
	Shares	($000)
Alps Alpine Co. Ltd.	2,000	39
TDK Corp.	500	39
J Front Retailing Co. Ltd.	3,400	38
Bandai Namco Holdings Inc.	800	34
Kurita Water Industries Ltd.	1,300	33
Tokyu Corp.	1,900	32
AGC Inc.	900	31
Daito Trust Construction Co. Ltd.	200	28
Yahoo Japan Corp.	9,900	27
Toyo Suisan Kaisha Ltd.	700	26
Stanley Electric Co. Ltd.	900	26
Showa Shell Sekiyu KK	1,700	26
Azbil Corp.	1,100	24
Ryohin Keikaku Co. Ltd.	100	24
FamilyMart UNY Holdings Co. Ltd.	800	23
Hulic Co. Ltd.	2,400	22
Sohgo Security Services Co. Ltd.	500	22
JSR Corp.	1,300	22
Odakyu Electric Railway Co. Ltd.	900	21
Oji Holdings Corp.	3,400	20
Kansai Paint Co. Ltd.	1,100	20
Rohm Co. Ltd.	300	19
COMSYS Holdings Corp.	700	19
Hikari Tsushin Inc.	100	18
Toho Co. Ltd.	500	18
Sumitomo Dainippon Pharma Co. Ltd.	700	17
THK Co. Ltd.	700	17
Autobacs Seven Co. Ltd.	1,000	17
Kose Corp.	100	16
Kyowa Exeo Corp.	600	16
JTEKT Corp.	1,300	16
Kewpie Corp.	700	16
Anritsu Corp.	800	16
Rohto Pharmaceutical Co. Ltd.	600	16
SUMCO Corp.	1,200	15
Nichirei Corp.	600	15
Kaken Pharmaceutical Co. Ltd.	300	14
Mitsui OSK Lines Ltd.	600	14
Tokyo Tatemono Co. Ltd.	1,200	14
Disco Corp.	100	14
Tokyu Fudosan Holdings Corp.	2,500	14
Miura Co. Ltd.	600	14
AEON Financial Service Co. Ltd.	700	14
Daicel Corp.	1,300	14
Hoshizaki Corp.	200	14
Nippon Electric Glass Co. Ltd.	500	14
Air Water Inc.	800	13
DIC Corp.	400	13
Nippon Shinyaku Co. Ltd.	200	13
Tokai Carbon Co. Ltd.	900	13
Duskin Co. Ltd.	500	12
Daiseki Co. Ltd.	500	12
Goldwin Inc.	100	12
House Foods Group Inc.	300	12
Kaneka Corp.	300	12
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,300	12
MediPal Holdings Corp.	500	12
HIS Co. Ltd.	300	11
Takasago Thermal Engineering Co. Ltd.	700	11
Sumitomo Bakelite Co. Ltd.	300	11
Daiwabo Holdings Co. Ltd.	200	11
Pola Orbis Holdings Inc.	400	11
Benesse Holdings Inc.	400	11
Yaoko Co. Ltd.	200	11
Fuyo General Lease Co. Ltd.	200	11
PALTAC Corp.	200	10
Hirose Electric Co. Ltd.	100	10
Mandom Corp.	400	10
Taisho Pharmaceutical Holdings Co. Ltd.	100	10
Japan Post Bank Co. Ltd.	900	10
Kakaku.com Inc.	500	10
Morinaga Milk Industry Co. Ltd.	300	10
H2O Retailing Corp.	700	10
Sony Financial Holdings Inc.	500	9
Itochu Techno-Solutions Corp.	400	9
NET One Systems Co. Ltd.	400	9
Asics Corp.	700	9
Nihon Kohden Corp.	300	9
Hitachi Transport System Ltd.	300	9
Hanwa Co. Ltd.	300	9
Tokyo Ohka Kogyo Co. Ltd.	300	9
Yamazaki Baking Co. Ltd.	500	9
Sumitomo Mitsui Construction Co. Ltd.	1,300	9
Calbee Inc.	300	8
Oki Electric Industry Co. Ltd.	700	8
Nomura Research Institute Ltd.	200	8
Takuma Co. Ltd.	600	8
Taiyo Yuden Co. Ltd.	400	8
Tokyo Seimitsu Co. Ltd.	300	8
Oracle Corp. Japan	100	7
Tsubakimoto Chain Co.	200	7
Megmilk Snow Brand Co. Ltd.	300	7
Hitachi Metals Ltd.	700	7
Okamura Corp.	600	7
Taiyo Nippon Sanso Corp.	500	7
Resorttrust Inc.	500	7
Rinnai Corp.	100	7

15

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	United Arrows Ltd.	200	7
	Yoshinoya Holdings Co. Ltd.	400	6
	Sushiro Global Holdings Ltd.	100	6
	Tomy Co. Ltd.	600	6
	FP Corp.	100	6
	Lawson Inc.	100	6
	Capcom Co. Ltd.	300	6
	Sawai Pharmaceutical Co. Ltd.	100	6
	Sangetsu Corp.	300	6
	Orient Corp.	5,000	5
	Shimachu Co. Ltd.	200	5
	Nankai Electric Railway Co. Ltd.	200	5
	Nabtesco Corp.	200	5
	Ezaki Glico Co. Ltd.	100	5
	Daiichikosho Co. Ltd.	100	5
	Nippon Yusen KK	300	5
	Shiga Bank Ltd.	200	5
	Sharp Corp.	400	5
	Mirait Holdings Corp.	300	5
	Mani Inc.	100	5
	DeNA Co. Ltd.	300	5
	Fancl Corp.	200	5
	Ito En Ltd.	100	5
	Morinaga & Co. Ltd.	100	4
	ADEKA Corp.	300	4
	Tokyo Century Corp.	100	4
	Nagase & Co. Ltd.	300	4
	Toagosei Co. Ltd.	400	4
	Descente Ltd.	200	4
	SCSK Corp.	100	4
	Sugi Holdings Co. Ltd.	100	4
	Suruga Bank Ltd.	900	4
	Daido Steel Co. Ltd.	100	4
	Hachijuni Bank Ltd.	1,000	4
	Fuji Soft Inc.	100	4
	Shinsei Bank Ltd.	300	4
	Yokohama Rubber Co. Ltd.	200	4
	GS Yuasa Corp.	200	4
	SCREEN Holdings Co. Ltd.	100	4
	Nippon Paper Industries Co. Ltd.	200	4
	Sumitomo Forestry Co. Ltd.	300	4
	Iyo Bank Ltd.	700	4
	Sumitomo Rubber Industries Ltd.	300	4
	Hitachi High-Technologies Corp.	100	4
	Nomura Real Estate Holdings Inc.	200	4
	Chugoku Bank Ltd.	400	4
	Nippon Kayaku Co. Ltd.	300	4
	Welcia Holdings Co. Ltd.	100	4
	Lasertec Corp.	100	4
	Sanwa Holdings Corp.	300	3
	Kyudenko Corp.	100	3
	Citizen Watch Co. Ltd.	600	3
	Ushio Inc.	300	3
	Hiroshima Bank Ltd.	600	3
	Fuji Oil Holdings Inc.	100	3
	Maruha Nichiro Corp.	100	3
	Dowa Holdings Co. Ltd.	100	3
	Iwatani Corp.	100	3
	Aeon Mall Co. Ltd.	200	3
	NOK Corp.	200	3
	Seven Bank Ltd.	1,100	3
	Toda Corp.	500	3
	Tsumura & Co.	100	3
	Furukawa Electric Co. Ltd.	100	3
	Sotetsu Holdings Inc.	100	3
	Kokuyo Co. Ltd.	200	3
	TS Tech Co. Ltd.	100	3
	San-In Godo Bank Ltd.	400	3
	Ibiden Co. Ltd.	200	3
	Toyobo Co. Ltd.	200	3
	NTN Corp.	900	3
*	Kawasaki Kisen Kaisha Ltd.	200	3
	Hino Motors Ltd.	300	3
	Topcon Corp.	200	3
	Miraca Holdings Inc.	100	3
	Takashimaya Co. Ltd.	200	3
	Nipro Corp.	200	3
	Nihon Unisys Ltd.	100	3
	Rengo Co. Ltd.	300	3
	Kagome Co. Ltd.	100	3
	Nisshinbo Holdings Inc.	300	3
	KH Neochem Co. Ltd.	100	3
	Toyo Tire Corp.	200	3
	Fujikura Ltd.	600	3
	Mitsubishi Logistics Corp.	100	3
	Wacoal Holdings Corp.	100	3
	Tokuyama Corp.	100	3
	Glory Ltd.	100	2
	Nishi-Nippon Railroad Co. Ltd.	100	2
	Hitachi Capital Corp.	100	2
	Nishimatsu Construction Co. Ltd.	100	2
	Lintec Corp.	100	2
	Japan Post Insurance Co. Ltd.	100	2
	Colowide Co. Ltd.	100	2
	Sanrio Co. Ltd.	100	2
	Hazama Ando Corp.	300	2
	Zeon Corp.	200	2
	NHK Spring Co. Ltd.	200	2
	Hitachi Chemical Co. Ltd.	100	2
	Tokai Tokyo Financial Holdings Inc.	400	2
	Leopalace21 Corp.	400	1
			20,416

16

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
Kuwait (0.0%)
*	National Industries Group Holding SAK	9,710	5

Malaysia (0.8%)
	Public Bank Bhd. (Local)	25,600	157
	Malayan Banking Bhd.	45,100	106
	Tenaga Nasional Bhd.	28,148	93
	CIMB Group Holdings Bhd.	64,600	93
	DiGi.Com Bhd.	57,300	64
	IHH Healthcare Bhd.	45,500	64
	Maxis Bhd.	46,100	61
	Axiata Group Bhd.	52,600	54
	Dialog Group Bhd.	57,900	46
	Petronas Chemicals Group Bhd.	18,300	41
	Petronas Gas Bhd.	8,600	38
	PPB Group Bhd.	4,200	19
	Hong Leong Bank Bhd.	3,100	16
	MISC Bhd.	6,400	11
	AMMB Holdings Bhd.	9,200	10
	Inari Amertron Bhd.	22,200	9
	Press Metal Aluminium Holdings Bhd.	8,200	8
	Hartalega Holdings Bhd.	6,200	8
	Top Glove Corp. Bhd.	6,000	7
	RHB Bank Bhd.	2,300	3
	Malaysia Airports Holdings Bhd.	1,300	3
	HAP Seng Consolidated Bhd.	900	2
	AirAsia Group Bhd.	3,200	2
	Gamuda Bhd.	2,900	2
	YTL Corp. Bhd.	7,300	2
			919
Mexico (0.7%)
	Fomento Economico Mexicano SAB de CV	17,300	157
	America Movil SAB de CV	187,100	135
	Grupo Financiero Banorte SAB de CV	21,200	115
*	Cemex SAB de CV	140,700	69
	Grupo Aeroportuario del Pacifico SAB de CV Class B	6,600	61
	Grupo Televisa SAB	25,100	59
	Grupo Bimbo SAB de CV Class A	28,200	56
	Grupo Financiero Inbursa SAB de CV	26,700	40
	Coca-Cola Femsa SAB de CV	3,900	24
	Mexichem SAB de CV	9,100	22
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand	8,000	11
	PLA Administradora Industrial S de RL de CV	7,300	11
	Arca Continental SAB de CV	1,800	10
	Infraestructura Energetica Nova SAB de CV	2,200	8
*	Regional SAB de CV	600	3
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	500	3
	Alsea SAB de CV	1,000	2
	Grupo Carso SAB de CV	600	2
	Kimberly-Clark de Mexico SAB de CV Class A	1,300	2
	Gentera SAB de CV	2,100	2
			792
Netherlands (2.9%)
	ASML Holding NV	2,911	532
	Unilever NV	9,565	518
	ING Groep NV	27,633	365
	Koninklijke Philips NV	6,267	249
	Koninklijke Ahold Delhaize NV	8,062	208
	Wolters Kluwer NV	2,255	149
*	Unibail-Rodamco-Westfield	881	142
	Koninklijke DSM NV	1,281	138
	Akzo Nobel NV	1,502	136
	NN Group NV	2,660	116
	IMCD NV	1,329	104
	Koninklijke KPN NV	30,675	95
	Aegon NV	15,480	83
2	ABN AMRO Group NV	3,426	83
	ASR Nederland NV	1,669	73
	Randstad NV	1,270	68
*	Gemalto NV	1,087	63
2	Signify NV	628	17
*,2	Adyen NV	21	16
	TKH Group NV	284	14
	SBM Offshore NV	568	11
*	OCI NV	428	10
	NSI NV	202	8
*,2	Basic-Fit NV	192	6
*	VEON Ltd.	2,209	6
	Wereldhave NV	143	4
	ASM International NV	75	4
2	Flow Traders	136	4
	Boskalis Westminster	123	3
	Sligro Food Group NV	90	3
	Corbion NV	102	3
	Koninklijke Vopak NV	56	3
*	BE Semiconductor Industries NV	108	3

17

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
2	Intertrust NV	138	3
	APERAM SA	76	2
*,2	Takeaway.com NV	30	2
	PostNL NV	676	2
*	TomTom NV	199	2
			3,248
New Zealand (0.4%)
	Auckland International Airport Ltd.	13,162	70
	Spark New Zealand Ltd.	26,207	66
*	a2 Milk Co. Ltd.	6,707	65
	Fisher & Paykel Healthcare Corp. Ltd.	5,788	58
	Ryman Healthcare Ltd.	6,130	46
*	Fletcher Building Ltd.	11,978	40
	Contact Energy Ltd.	2,714	12
	Goodman Property Trust	8,559	10
	Air New Zealand Ltd.	4,685	8
	Z Energy Ltd.	1,348	6
	Chorus Ltd.	995	3
	Trade Me Group Ltd.	752	3
	Mainfreight Ltd.	145	3
	Meridian Energy Ltd.	1,142	3
	Kiwi Property Group Ltd.	2,916	3
	Mercury NZ Ltd.	1,011	2
	EBOS Group Ltd.	151	2
			400
Norway (0.7%)
	DNB ASA	7,078	136
	Telenor ASA	5,019	98
	Mowi ASA	3,938	91
	Storebrand ASA	10,198	81
	Orkla ASA	8,511	67
	Yara International ASA	1,493	63
	Norsk Hydro ASA	14,693	61
	TGS NOPEC Geophysical Co. ASA	1,605	44
	Gjensidige Forsikring ASA	652	12
	SpareBank 1 SR-Bank ASA	1,041	12
2	Sbanken ASA	1,173	11
	Schibsted ASA Class A	268	11
	Tomra Systems ASA	389	10
	Schibsted ASA Class B	227	8
	Bakkafrost P/F	164	8
	Veidekke ASA	714	7
	Borregaard ASA	780	7
	Salmar ASA	145	7
	Leroy Seafood Group ASA	794	6
	SpareBank 1 SMN	296	3
2	Entra ASA	150	2
	Atea ASA	146	2
*	Norwegian Finans Holding ASA	217	2
	Austevoll Seafood ASA	155	2
			751
Peru (0.1%)
	Credicorp Ltd. (XNYS)	387	94
	Credicorp Ltd. (XLIM)	66	16
			110
Philippines (0.2%)
	Ayala Land Inc.	79,900	68
	BDO Unibank Inc.	24,800	61
	SM Prime Holdings Inc.	80,900	60
	Bank of the Philippine Islands	9,090	15
	PLDT Inc.	680	13
	Robinsons Retail Holdings Inc.	5,100	9
	Puregold Price Club Inc.	9,000	8
	Manila Electric Co.	940	7
	Security Bank Corp.	850	3
	Globe Telecom Inc.	55	2
			246
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	8,348	84
	Powszechny Zaklad Ubezpieczen SA	5,823	63
	Bank Polska Kasa Opieki SA	1,161	35
	KRUK SA	302	13
	Santander Bank Polska SA	110	11
*	CD Projekt SA	205	10
*	KGHM Polska Miedz SA	290	8
	LPP SA	3	7
	Asseco Poland SA	384	5
	mBank SA	20	2
*	Bank Millennium SA	948	2
*	Alior Bank SA	131	2
	CCC SA	38	2
			244
Portugal (0.1%)
	Jeronimo Martins SGPS SA	3,893	59
*	Banco Comercial Portugues SA	10,682	3
			62
Qatar (0.0%)
	Ooredoo QPSC	1,727	32

Russia (0.3%)
	Sberbank of Russia PJSC	72,660	228
	Mobile TeleSystems PJSC	12,240	47
	Alrosa PJSC	26,210	38
	VTB Bank PJSC	23,220,000	13
	Moscow Exchange MICEX-RTS PJSC	4,760	7
	Inter RAO UES PJSC	107,000	6

18

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Novolipetsk Steel PJSC	2,550	6
	RusHydro PJSC	510,000	4
	Aeroflot PJSC	2,430	3
	Magnitogorsk Iron & Steel Works PJSC	3,000	2
			354
Saudi Arabia (0.0%)
*	Saudi Basic Industries Corp.	100	3
*	Al Rajhi Bank	100	3
*	National Commercial Bank	85	1
			7
Singapore (1.2%)
	DBS Group Holdings Ltd.	11,800	216
	Oversea-Chinese Banking Corp. Ltd.	24,800	202
	United Overseas Bank Ltd.	9,100	168
	Singapore Exchange Ltd.	18,900	109
	Singapore Telecommunications Ltd.	48,600	108
	Ascendas REIT	45,500	94
	Keppel Corp. Ltd.	17,700	81
	CapitaLand Mall Trust	44,200	78
	CapitaLand Ltd.	30,700	78
	Wilmar International Ltd.	17,700	42
	ComfortDelGro Corp. Ltd.	12,400	22
	City Developments Ltd.	3,300	22
	Singapore Press Holdings Ltd.	11,400	21
	UOL Group Ltd.	4,200	21
	CapitaLand Commercial Trust	9,900	14
	Frasers Logistics & Industrial Trust	9,800	8
	Golden Agri-Resources Ltd.	35,600	7
	Keppel REIT	3,900	4
	NetLink NBN Trust	5,900	3
	Sembcorp Industries Ltd.	1,800	3
	Mapletree Logistics Trust	3,100	3
	Mapletree Industrial Trust	2,000	3
	Mapletree North Asia Commercial Trust	3,000	3
	Hutchison Port Holdings Trust	9,100	2
	ESR-REIT	4,700	2
			1,314
South Africa (1.9%)
	Naspers Ltd.	2,979	642
	Standard Bank Group Ltd.	10,508	144
	FirstRand Ltd.	24,096	110
	Absa Group Ltd.	8,161	104
	Remgro Ltd.	7,312	104
	Sanlam Ltd.	14,286	80
	Mr Price Group Ltd.	4,872	74
	Nedbank Group Ltd.	3,664	74
	Bidvest Group Ltd.	4,916	72
	Bid Corp. Ltd.	3,291	69
	Shoprite Holdings Ltd.	5,080	62
	Growthpoint Properties Ltd.	34,148	59
	NEPI Rockcastle plc	6,341	53
	Discovery Ltd.	4,372	48
	Vodacom Group Ltd.	5,693	47
	Aspen Pharmacare Holdings Ltd.	3,147	31
	Sappi Ltd.	5,336	27
	Capitec Bank Holdings Ltd.	272	25
*	MultiChoice Group Ltd.	2,979	22
	Foschini Group Ltd.	1,724	21
	Redefine Properties Ltd.	29,817	20
	Clicks Group Ltd.	1,498	19
	RMB Holdings Ltd.	3,289	19
	Tiger Brands Ltd.	933	18
	Netcare Ltd.	6,502	12
	Mondi Ltd.	500	12
*	MMI Holdings Ltd.	10,419	11
	Gold Fields Ltd.	2,806	11
	PSG Group Ltd.	603	11
	Telkom SA SOC Ltd.	2,199	11
	SPAR Group Ltd.	769	11
	Anglo American Platinum Ltd.	199	11
	Fortress REIT Ltd. Class A	7,406	10
*	Northam Platinum Ltd.	2,210	9
*	Impala Platinum Holdings Ltd.	2,006	9
*	Super Group Ltd.	3,557	8
	AVI Ltd.	1,239	8
	Resilient REIT Ltd.	1,780	8
	Kumba Iron Ore Ltd.	217	6
	Truworths International Ltd.	704	4
	Rand Merchant Investment Holdings Ltd.	1,382	3
	Barloworld Ltd.	330	3
	Hyprop Investments Ltd.	499	3
	Pick n Pay Stores Ltd.	536	3
	Investec Ltd.	370	2
*	Motus Holdings Ltd.	259	2
	Imperial Logistics Ltd.	259	1
			2,113
South Korea (3.2%)
	Samsung Electronics Co. Ltd.	33,108	1,325
	SK Hynix Inc.	4,035	251
	Samsung Electronics Co. Ltd. Preference Shares	6,073	194
	Shinhan Financial Group Co. Ltd.	4,849	189
	KB Financial Group Inc.	4,056	160
	LG Chem Ltd.	431	149
	Samsung Life Insurance Co. Ltd.	1,662	131

19

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Hyundai Mobis Co. Ltd.	636	125
	Hana Financial Group Inc.	3,192	110
	Samsung Fire & Marine Insurance Co. Ltd.	402	108
	Kia Motors Corp.	3,115	101
	LG Household & Health Care Ltd.	79	87
*	Woori Financial Group Inc.	5,035	66
	Lotte Chemical Corp.	205	58
	Samsung Electro-Mechanics Co. Ltd.	560	53
	S-Oil Corp.	577	51
	Amorepacific Corp.	235	42
	LG Display Co. Ltd.	2,032	38
	Coreana Cosmetics Co. Ltd.	6,697	28
*	ViroMed Co. Ltd.	111	27
	Hankook Tire Co. Ltd.	645	25
	DB Insurance Co. Ltd.	291	19
*	Hyundai Merchant Marine Co. Ltd.	5,073	18
	Amorepacific Corp. Preference Shares	181	18
	LG Household & Health Care Ltd. Preference Shares	23	15
	Cheil Worldwide Inc.	607	14
	Samsung Securities Co. Ltd.	431	13
*	Samsung Engineering Co. Ltd.	930	13
	Mirae Asset Daewoo Co. Ltd.	1,873	13
	Industrial Bank of Korea	1,013	13
2	Orange Life Insurance Ltd.	382	12
*	Hanall Biopharma Co. Ltd.	364	12
	Meritz Fire & Marine Insurance Co. Ltd.	585	12
	BNK Financial Group Inc.	1,754	11
*	HLB Inc.	135	11
	CJ CheilJedang Corp.	36	10
	Fila Korea Ltd.	207	10
	Koh Young Technology Inc.	135	10
	Youngone Corp.	290	9
*	Pearl Abyss Corp.	48	8
	Hanwha Chemical Corp.	225	5
	KCC Corp.	15	4
	Samsung Card Co. Ltd.	140	4
	Lotte Shopping Co. Ltd.	23	4
	Hyundai Marine & Fire Insurance Co. Ltd.	108	4
	Hyundai Glovis Co. Ltd.	28	3
*	Samsung Pharmaceutical Co. Ltd.	1,399	3
	AMOREPACIFIC Group	52	3
	LVMC Holdings	1,331	3
	Hansol Holdings Co. Ltd.	799	3
	iMarketKorea Inc.	368	3
	LG Innotek Co. Ltd.	26	3
	Com2uSCorp	21	2
	POSCO Chemtech Co. Ltd.	36	2
	Hyundai Elevator Co. Ltd.	21	2
			3,607
Spain (2.2%)
	Banco Santander SA	100,687	490
	Banco Bilbao Vizcaya Argentaria SA	47,990	298
	Telefonica SA	27,061	233
	Industria de Diseno Textil SA	6,770	204
	Amadeus IT Group SA	2,660	200
2	Aena SME SA	755	135
	Grifols SA Preference Shares	5,216	100
	CaixaBank SA	27,700	99
*	Ferrovial SA	3,845	89
	Red Electrica Corp. SA	3,621	78
	Bankinter SA	9,263	76
2	Cellnex Telecom SA	2,909	75
	Enagas SA	2,316	66
	Banco de Sabadell SA	56,889	65
	Bankia SA	20,284	62
	Merlin Properties Socimi SA	4,136	54
	Grifols SA	1,377	36
	Inmobiliaria Colonial Socimi SA	1,205	12
	Mapfre SA	3,910	11
	Viscofan SA	158	9
2	Gestamp Automocion SA	1,513	9
*	Fomento de Construcciones y Contratas SA	619	9
	Acerinox SA	851	9
2	Euskaltel SA	978	9
	Ence Energia y Celulosa SA	731	5
	Bolsas y Mercados Espanoles SHMSF SA	119	3
	Faes Farma SA	863	3
*	Masmovil Ibercom SA	145	3
	Zardoya Otis SA	327	3
	Ebro Foods SA	126	3
*	Indra Sistemas SA	239	3
*,2	Neinor Homes SA	191	3
	Grupo Catalana Occidente SA	68	2
	Cia de Distribucion Integral Logista Holdings SA	94	2
	Prosegur Cia de Seguridad SA	403	2
2	Unicaja Banco SA	1,805	2
	CIE Automotive SA	73	2
	Corp Financiera Alba SA	41	2
*	Almirall SA	112	2
			2,468

20

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
Sweden (2.4%)
	Telefonaktiebolaget LM Ericsson Class B	22,002	201
	Volvo AB Class B	9,485	140
	Essity AB Class B	4,809	134
	Assa Abloy AB Class B	6,160	127
*	Atlas Copco AB Class B	5,039	126
	Svenska Handelsbanken AB Class A	10,244	117
	Swedbank AB Class A	6,346	117
	Skandinaviska Enskilda Banken AB Class A	10,529	107
	Hennes & Mauritz AB Class B	6,971	106
*	Boliden AB	3,717	102
*	Atlas Copco AB Class A	3,379	92
	Trelleborg AB Class B	5,530	91
	Telia Co. AB	20,842	90
	SKF AB	5,213	88
	Nibe Industrier AB Class B	6,280	79
	Industrivarden AB Class A	3,686	78
	Investor AB Class A	1,693	75
	Electrolux AB Class B	2,777	73
	Kinnevik AB	2,301	58
	Tele2 AB	4,309	57
	Svenska Cellulosa AB SCA Class B	6,015	55
	Castellum AB	3,028	55
	Hemfosa Fastigheter AB	5,776	49
	Elekta AB Class B	4,029	46
	Skanska AB Class B	2,389	43
*	Swedish Orphan Biovitrum AB	1,890	41
*	Fabege AB	2,577	35
	Securitas AB Class B	1,803	28
	Peab AB	2,389	21
	Husqvarna AB	1,979	16
2	Thule Group AB	588	13
	Loomis AB Class B	330	12
2	Dometic Group AB	1,311	11
	Investor AB Class B	243	11
	ICA Gruppen AB	278	11
	Hexpol AB	1,185	11
	SSAB AB Class B	3,146	10
	Klovern AB Preference Shares	279	10
*	AAK AB	668	10
	Intrum AB	330	10
	Modern Times Group MTG AB Class B	271	9
	Getinge AB	771	9
	Industrivarden AB	395	8
	BillerudKorsnas AB	590	8
2	Resurs Holding AB	1,152	7
	Mycronic AB	472	7
*	Vitrolife AB	322	7
*	Holmen AB	294	6
	Arjo AB	1,525	6
	Avanza Bank Holding AB	102	4
	Indutrade AB	143	4
2	Bravida Holding AB	415	3
	Pandox AB Class B	173	3
	Kungsleden AB	382	3
*	Wihlborgs Fastigheter AB	215	3
	Axfood AB	142	3
	Investment AB Latour Class B	184	2
	NCC AB Class B	159	2
	Sweco AB Class B	100	2
	Hufvudstaden AB Class A	141	2
	Wallenstam AB	240	2
	Svenska Handelsbanken AB Class B	185	2
	Bonava AB	173	2
	JM AB	104	2
*	Nyfosa AB	211	1
			2,663
Switzerland (6.2%)
	Nestle SA	20,741	1,876
	Roche Holding AG	3,234	898
	Roche Holding AG (Bearer)	1,830	505
	Cie Financiere Richemont SA	3,649	279
	UBS Group AG	21,008	267
	Zurich Insurance Group AG	683	225
	Swiss Re AG	1,784	176
	Givaudan SA	66	165
	Swiss Life Holding AG	355	154
	Credit Suisse Group AG	11,968	148
	Lonza Group AG	498	138
	Baloise Holding AG	846	138
	Fanhua Inc. ADR	5,204	131
	Helvetia Holding AG	207	124
	Geberit AG	308	123
	Swiss Prime Site AG	1,432	121
	Swisscom AG	223	103
	Julius Baer Group Ltd.	2,246	98
	Sonova Holding AG	449	84
	Flughafen Zurich AG	466	83
	Temenos AG	538	78
	Partners Group Holding AG	106	77
	Dufry AG	710	72
	Kuehne & Nagel International AG	540	70
	Straumann Holding AG	90	70
	Vifor Pharma AG	526	66
	Schindler Holding AG (Registered)	283	63
	Clariant AG	2,817	60

21

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Chocoladefabriken Lindt & Spruengli AG	8	52
	Georg Fischer AG	54	48
	Logitech International SA	1,161	44
	Mobimo Holding AG	171	41
	Cembra Money Bank AG	378	36
	Adecco Group AG	611	32
	ams AG	899	28
	Schindler Holding AG	112	25
2	Galenica AG	537	24
	Valora Holding AG	88	24
	Zehnder Group AG	636	23
2	Sunrise Communications Group AG	261	19
	Inficon Holding AG	30	15
	Intershop Holding AG	28	14
	Ypsomed Holding AG	120	14
	HBM HLTHCR-I	83	14
	Tecan Group AG	54	12
*	Idorsia Ltd.	650	11
	dormakaba Holding AG	15	9
	Interroll Holding AG	5	9
*	COSMO Pharmaceuticals NV	59	5
	Banque Cantonale Vaudoise	6	5
	Belimo Holding AG	1	5
	St. Galler Kantonalbank AG	9	4
	Valiant Holding AG	35	4
	Panalpina Welttransport Holding AG	23	4
	Emmi AG	4	3
	Landis&Gyr Group AG	50	3
	Bucher Industries AG	10	3
	Forbo Holding AG	2	3
	Siegfried Holding AG	7	3
	Vontobel Holding AG	42	2
*	Aryzta AG	2,035	2
	Daetwyler Holding AG	14	2
	Conzzeta AG	2	2
	GAM Holding AG	312	1
			6,937
Taiwan (4.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	165,000	1,266
	MediaTek Inc.	28,000	253
	Hon Hai Precision Industry Co. Ltd.	80,400	189
	E.Sun Financial Holding Co. Ltd.	195,000	140
	Formosa Plastics Corp.	41,000	136
	First Financial Holding Co. Ltd.	184,000	124
	Hua Nan Financial Holdings Co. Ltd.	191,000	117
	Taiwan Cooperative Financial Holding Co. Ltd.	184,000	114
	China Steel Corp.	134,000	111
	Mega Financial Holding Co. Ltd.	124,000	109
	Taishin Financial Holding Co. Ltd.	237,000	107
	Nan Ya Plastics Corp.	43,000	107
	Uni-President Enterprises Corp.	43,000	105
	Delta Electronics Inc.	21,000	104
	Quanta Computer Inc.	56,000	104
	Cathay Financial Holding Co. Ltd.	64,000	94
	Chunghwa Telecom Co. Ltd.	24,000	83
	Far EasTone Telecommunications Co. Ltd.	34,000	79
	Formosa Chemicals & Fibre Corp.	23,000	79
	Chailease Holding Co. Ltd.	20,000	79
	ASE Technology Holding Co. Ltd.	37,000	75
	Taiwan Cement Corp.	53,000	66
	AU Optronics Corp.	167,000	61
	Taiwan Mobile Co. Ltd.	17,000	61
*	PharmaEssentia Corp.	11,000	61
	Far Eastern New Century Corp.	58,000	57
	United Microelectronics Corp.	132,000	49
*	AGV Products Corp.	135,000	31
	Infortrend Technology Inc.	72,000	29
	Catcher Technology Co. Ltd.	3,000	23
	Yageo Corp.	2,000	22
	President Chain Store Corp.	2,000	21
	Innolux Corp.	62,000	21
	Shin Kong Financial Holding Co. Ltd.	66,172	20
	Formosa Petrochemical Corp.	5,000	19
	Phison Electronics Corp.	2,000	18
	Eva Airways Corp.	35,862	18
	TCI Co. Ltd.	1,000	15
	Pou Chen Corp.	11,000	14
	Asia Cement Corp.	11,000	14
	Bank of Kaohsiung Co. Ltd.	43,000	13
	Lite-On Technology Corp.	9,000	13
	Airtac International Group	1,000	12
	Makalot Industrial Co. Ltd.	2,000	12
	Walsin Technology Corp.	2,000	12
	Ruentex Development Co. Ltd.	7,000	11
	Globalwafers Co. Ltd.	1,000	11
	Cheng Shin Rubber Industry Co. Ltd.	7,000	10
	WPG Holdings Ltd.	7,680	10

22

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Powertech Technology Inc.	4,000	9
	Hiwin Technologies Corp.	1,000	9
	Nien Made Enterprise Co. Ltd.	1,000	9
	Synnex Technology International Corp.	7,000	8
	China Life Insurance Co. Ltd.	9,000	8
	Foxconn Technology Co. Ltd.	4,000	8
*	Tatung Co. Ltd.	8,000	7
	Feng TAY Enterprise Co. Ltd.	1,000	6
*	HTC Corp.	5,000	6
	Realtek Semiconductor Corp.	1,000	6
	Win Semiconductors Corp.	1,000	6
	Giant Manufacturing Co. Ltd.	1,000	5
	Taiwan Business Bank	13,000	5
	Inventec Corp.	6,000	5
	Ability Enterprise Co. Ltd.	10,000	5
	Chipbond Technology Corp.	2,000	4
	Teco Electric and Machinery Co. Ltd.	7,000	4
	Taiwan High Speed Rail Corp.	4,000	4
	Chroma ATE Inc.	1,000	4
	Advanced International Multitech Co. Ltd.	3,000	4
*	Phihong Technology Co. Ltd.	11,000	4
	Accton Technology Corp.	1,000	3
	Ruentex Industries Ltd.	1,200	3
	Tripod Technology Corp.	1,000	3
	Winbond Electronics Corp.	6,000	3
	Walsin Lihwa Corp.	5,000	3
	TA Chen Stainless Pipe	2,000	3
	Wowprime Corp.	1,000	3
	Micro-Star International Co. Ltd.	1,000	3
	Acer Inc.	4,000	3
	Sino-American Silicon Products Inc.	1,000	2
	Macronix International	3,000	2
	Nanya Technology Corp.	1,000	2
			4,458
Thailand (1.0%)
*	Siam Cement PCL	8,200	123
*	CP ALL PCL (Local)	49,300	122
*	Siam Commercial Bank PCL (Local)	25,700	109
*	Krung Thai Bank PCL	151,700	93
	Kasikornbank PCL	13,600	85
*	Minor International PCL	64,600	79
	Airports of Thailand PCL	34,200	73
*	Central Pattana PCL	28,300	68
*	Bangkok Dusit Medical Services PCL	84,800	63
*	Advanced Info Service PCL (Local)	10,000	58
*	PTT Global Chemical PCL	22,500	51
	Kasikornbank PCL (Foreign)	6,700	42
	Bangkok Bank PCL (Foreign)	2,500	17
*	Kiatnakin Bank PCL	7,500	17
*	Indorama Ventures PCL	9,100	15
*	BTS Rail Mass Transit Growth Infrastructure Fund	35,600	13
*	Intouch Holdings PCL	7,300	13
*	Digital Telecommunications Infrastructure Fund	24,900	12
*	Jasmine Broadband Internet Infrastructure Fund	34,600	11
*	Home Product Center PCL	23,400	11
	Intouch Holdings PCL NVDR	5,900	10
*	Glow Energy PCL	3,200	9
*	Delta Electronics Thailand PCL	3,700	8
*	Total Access Communication PCL (Local)	4,100	7
*	Muangthai Capital PCL	3,700	6
*	Thanachart Capital PCL	2,800	5
*	Bangkok Expressway & Metro PCL	13,700	5
*	BTS Group Holdings PCL	12,000	4
*	Bumrungrad Hospital PCL	600	4
*	Tisco Financial Group PCL	1,200	3
*	Ratchaburi Electricity Generating Holding PCL (Local)	1,600	3
*	TMB Bank PCL	36,300	3
*	Thai Oil PCL	1,100	3
*	True Corp. PCL	14,700	3
*	IRPC PCL	12,200	2
*	Krungthai Card PCL	2,200	2
			1,152
Turkey (0.2%)
	Tupras Turkiye Petrol Rafinerileri AS	3,703	99
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	48,685	15
	Haci Omer Sabanci Holding AS (Bearer)	7,241	12
	Is Gayrimenkul Yatirim Ortakligi AS	58,162	12
	Turkiye Is Bankasi AS	10,613	11
*	Afyon Cimento Sanayi TAS	10,150	9
	Eregli Demir ve Celik Fabrikalari TAS	5,120	9
	Akbank T.A.S.	6,466	8
	Turkiye Garanti Bankasi AS	4,417	7
*	Sekerbank Turk AS	21,999	5
*	Turcas Petrol AS	15,214	5
	KOC Holding AS	1,293	4
*	Vakif Gayrimenkul Yatirim Ortakligi AS	8,982	4

23

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
*	Turk Hava Yollari AO	1,331	4
*	Bizim Toptan Satis Magazalari AS	2,193	3
	Tat Gida Sanayi AS	3,263	3
	Albaraka Turk Katilim Bankasi AS	5,995	2
*	Akenerji Elektrik Uretim AS	13,871	2
	Konya Cimento Sanayii AS	43	2
			216
United Arab Emirates (0.1%)
	First Abu Dhabi Bank PJSC	18,045	75
	Abu Dhabi Commercial Bank PJSC	22,793	59
	DP World Ltd.	661	11
*	Amlak Finance PJSC	30,188	3
			148
United Kingdom (9.4%)
	AstraZeneca plc	8,521	694
	Unilever plc	6,739	359
	Lloyds Banking Group plc	405,708	342
	Prudential plc	15,977	337
	Vodafone Group plc	172,434	307
	Reckitt Benckiser Group plc	3,988	305
	RELX plc	12,073	277
	Barclays plc	111,527	243
	Compass Group plc	10,260	227
	CRH plc	6,360	201
	National Grid plc	17,641	199
	Tesco plc	61,989	186
	BT Group plc	58,107	166
	Standard Chartered plc	18,967	151
	Experian plc	5,538	144
	London Stock Exchange Group plc	1,802	108
	Smith & Nephew plc	5,513	105
	Ferguson plc	1,489	103
	Ashtead Group plc	3,850	102
	Aviva plc	18,148	102
	Persimmon plc	3,077	99
	WPP plc	9,056	99
	Royal Bank of Scotland Group plc	27,864	98
	Informa plc	10,397	97
	Micro Focus International plc	3,865	96
	Legal & General Group plc	25,783	96
	IG Group Holdings plc	12,811	96
	Taylor Wimpey plc	39,614	95
	Burberry Group plc	3,774	95
*	Phoenix Group Holdings plc	10,183	94
	Whitbread plc	1,393	90
	Sage Group plc	9,944	87
	Barratt Developments plc	10,927	87
	Bunzl plc	2,663	84
	SSP Group plc	9,486	84
	DCC plc	956	83
	Rentokil Initial plc	17,386	81
*	Standard Life Aberdeen plc	24,087	79
	Pearson plc	6,888	78
	Rightmove plc	12,108	77
	Bellway plc	1,845	74
	Next plc	1,099	74
	Associated British Foods plc	2,467	73
	St. James’s Place plc	5,618	72
	British Land Co. plc	9,057	72
	3i Group plc	5,756	72
	Johnson Matthey plc	1,748	72
	Intermediate Capital Group plc	5,005	70
	Direct Line Insurance Group plc	14,633	69
	Land Securities Group plc	5,778	69
	Carnival plc	1,198	67
	Travis Perkins plc	3,498	67
	Marks & Spencer Group plc	18,421	67
	Howden Joinery Group plc	10,187	66
	Croda International plc	1,037	66
2	Merlin Entertainments plc	13,698	66
	Beazley plc	9,038	66
	Berkeley Group Holdings plc	1,248	65
	Kingfisher plc	20,144	65
	Admiral Group plc	2,202	64
	Smiths Group plc	3,344	63
	ITV plc	36,226	63
	Spectris plc	1,794	63
	Derwent London plc	1,442	62
*	Just Eat plc	6,242	62
	Coca-Cola HBC AG	1,809	61
2	Auto Trader Group plc	9,476	60
	Hiscox Ltd.	2,811	60
	Smurfit Kappa Group plc	2,078	59
	Severn Trent plc	2,181	58
	RSA Insurance Group plc	8,514	58
	Wm Morrison Supermarkets plc	18,576	57
	Halma plc	2,718	56
	Tate & Lyle plc	6,078	56
	HomeServe plc	4,399	56
	Inchcape plc	7,405	55
	easyJet plc	3,383	55
	International Consolidated Airlines Group SA (London Shares)	6,675	53
	Investec plc	8,097	53
	DS Smith plc	11,784	52
	Spirax-Sarco Engineering plc	589	52
*	Ocado Group plc	3,757	52
	Victrex plc	1,586	49
	United Utilities Group plc	4,415	49
	Man Group plc	26,062	48

24

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	Pennon Group plc	4,501	46
	Cineworld Group plc	12,357	46
	Segro plc	5,177	45
	Hammerson plc	8,934	45
	Hays plc	22,154	45
	BBA Aviation plc	13,352	43
	Hargreaves Lansdown plc	1,767	41
*	Metro Bank plc	3,378	40
	Hikma Pharmaceuticals plc	1,750	39
	B&M European Value Retail SA	8,045	38
	J Sainsbury plc	12,062	37
	RPC Group plc	3,331	35
	Mondi plc	1,509	35
	CYBG plc	13,229	34
	Royal Mail plc	8,851	33
	Schroders plc	847	31
	Britvic plc	2,455	30
*	BTG plc	2,692	30
	Electrocomponents plc	3,749	27
	NMC Health plc	733	26
2	ConvaTec Group plc	14,784	26
	Schroder REIT Ltd.	30,657	23
	UNITE Group plc	1,647	20
	Close Brothers Group plc	886	18
	Shaftesbury plc	1,475	17
	Sanne Group plc	2,498	17
	Dechra Pharmaceuticals plc	479	16
	Capital & Counties Properties plc	3,605	12
	Renishaw plc	216	12
	WH Smith plc	419	12
*	Provident Financial plc	1,321	10
	Primary Health Properties plc	6,354	10
	Aggreko plc	1,062	10
	TP ICAP plc	2,221	9
	Jardine Lloyd Thompson Group plc	355	9
	Dixons Carphone plc	4,870	9
	IWG plc	2,771	8
	Marshalls plc	1,163	8
	JD Sports Fashion plc	1,339	8
	Inmarsat plc	1,500	8
	Polymetal International plc	692	8
	BCA Marketplace plc	2,772	7
	Fresnillo plc	648	7
2	McCarthy & Stone plc	4,086	7
	Mediclinic International plc	1,583	7
	Rhi Magnesita NV	101	6
2	Sophos Group plc	1,349	6
	TalkTalk Telecom Group plc	4,266	6
2	Equiniti Group plc	2,016	5
	Hill & Smith Holdings plc	338	5
	Intu Properties plc	3,142	5
	Grainger plc	1,327	4
2	John Laing Group plc	802	4
	Bovis Homes Group plc	283	4
	Greggs plc	167	4
	Moneysupermarket.com Group plc	860	4
	Savills plc	331	4
	Saga plc	2,403	4
	Lancashire Holdings Ltd.	438	4
	Vesuvius plc	464	4
	Great Portland Estates plc	354	4
	LondonMetric Property plc	1,363	3
	Grafton Group plc	316	3
	Pagegroup plc	554	3
	Jupiter Fund Management plc	728	3
	Safestore Holdings plc	400	3
2	Countryside Properties plc	747	3
	National Express Group plc	571	3
	Coats Group plc	2,600	3
	Genus plc	104	3
	Essentra plc	595	3
	Ashmore Group plc	523	3
	Brewin Dolphin Holdings plc	703	3
	Diploma plc	163	3
	QinetiQ Group plc	710	3
	Assura plc	3,753	3
	Daily Mail & General Trust plc	335	3
	Ascential plc	576	3
	Redrow plc	340	3
	Drax Group plc	580	3
	Entertainment One Ltd.	502	3
	UDG Healthcare plc	356	3
	Rathbone Brothers plc	87	3
	Cranswick plc	81	3
	Bodycote plc	256	3
	Domino’s Pizza Group plc	823	3
	OneSavings Bank plc	484	2
	Paragon Banking Group plc	423	2
	Crest Nicholson Holdings plc	463	2
	Just Group plc	1,738	2
	Workspace Group plc	182	2
	Elementis plc	962	2
2	Ibstock plc	677	2
	Synthomer plc	409	2
*	Firstgroup plc	1,732	2
	Softcat plc	203	2
	Greencore Group plc	743	2
	Computacenter plc	127	2
	Games Workshop Group plc	45	2
	Petrofac Ltd.	327	2
	Galliford Try plc	180	2
*	Indivior plc	811	1
*	Bank of Cyprus Holdings plc	844	1
	Thomas Cook Group plc	2,253	1
			10,466

25

ESG International Stock ETF

			Market
			Value•
		Shares	($000)
	United States (0.0%)
*	YY Inc. ADR	400	28
*	China Biologic Products Holdings Inc.	100	8
*	21Vianet Group Inc. ADR	400	4
			40
	Total Common Stocks
	(Cost $103,977)		108,190
	Temporary Cash Investments (2.7%)[1]
	Money Market Fund (2.3%)
3	Vanguard Market Liquidity Fund, 2.563%	25,765	2,577

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.4%)
4	United States Treasury Bill, 2.402%, 4/11/19	500	498
	Total Temporary Cash Investments
	(Cost $3,075)		3,075
	Total Investments (99.4%)
	(Cost $107,052)		111,265

			Amount
			($000)
	Other Assets and Liabilities (0.6%)
	Other Assets
	Investment in Vanguard		6
	Receivables for Accrued Income		178
	Variation Margin Receivable—Futures Contracts		7
	Unrealized Appreciation—Forward Currency Contracts		4
	Other Assets[5]		459
	Total Other Assets		654
	Liabilities
	Payables for Investment Securities Purchased		(6)
	Payables to Vanguard		(7)
	Variation Margin Payable—Futures Contracts		(4)
	Total Liabilities		(17)
	Net Assets (100%)

			Amount
			($000)
	Applicable to 2,300,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		111,902
	Net Asset Value Per Share		$48.65

	At February 28, 2019, net assets consisted of:
			Amount
			($000)
	Paid-in Capital		107,689
	Total Distributable Earnings (Loss)		4,213
	Net Assets		111,902

•      See Note A in Notes to Financial Statements.

*       Non-income-producing security.

1     The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and -0.5%, respectively, of net assets.

2     Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, the aggregate value of these securities was $1,392,000, representing 1.2% of net assets.

3     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4     Securities with a value of $498,000 have been segregated as initial margin for open futures contracts.

5     Cash of $374,000 has been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

NVDR—Non-Voting Depository Receipt.

REIT—Real Estate Investment Trust.

26

ESG International Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
SGX NIFTY 50 Index	March 2019	133	2,891	6
MSCI EAFE Index	March 2019	6	561	41
MSCI Emerging Markets Index	March 2019	4	209	12
				59

Forward Currency Contracts

	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
BNP Paribas	3/29/19	INR	202,626	USD	2,834	4	—

INR—Indian rupee.

USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

27

ESG International Stock ETF

Statement of Operations

September 18, 2018[1] to
February 28, 2019
($000)
Investment Income
Income
Dividends[2]	389
Interest[3]	19
Total Income	408
Expenses
The Vanguard Group—Note B
Investment Advisory Services	10
Management and Administrative	3
Marketing and Distribution	1
Custodian Fees	31
Shareholders’ Reports	2
Trustees’ Fees and Expenses	—
Total Expenses	47
Expenses Paid Indirectly	(9)
Net Expenses	38
Net Investment Income	370
Realized Net Gain (Loss)
Investment Securities Sold[3]	(87)
Futures Contracts	(139)
Forward Currency Contracts	19
Foreign Currencies	(23)
Realized Net Gain (Loss)	(230)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	4,213
Futures Contracts	59
Forward Currency Contracts	4
Foreign Currencies	2
Change in Unrealized Appreciation (Depreciation)	4,278
Net Increase (Decrease) in Net Assets Resulting from Operations	4,418

1   Inception.

2   Dividends are net of foreign withholding taxes of $37,000.

3   Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $16,000, ($1,000), and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

28

ESG International Stock ETF

Statement of Changes in Net Assets

September 18, 2018[1] to
February 28, 2019
($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	370
Realized Net Gain (Loss)	(230)
Change in Unrealized Appreciation (Depreciation)	4,278
Net Increase (Decrease) in Net Assets Resulting from Operations	4,418
Distributions
Net Investment Income	(205)
Realized Capital Gain	—
Total Distributions	(205)
Capital Share Transactions
Issued	107,689
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) from Capital Share Transactions	107,689
Total Increase (Decrease)	111,902
Net Assets
Beginning of Period	—
End of Period	111,902

1 Inception.

See accompanying Notes, which are an integral part of the Financial Statements.

29

ESG International Stock ETF

Financial Highlights

September 18, 2018[1] to
For a Share Outstanding Throughout the Period	February 28, 2019
Net Asset Value, Beginning of Period	$50.00
Investment Operations
Net Investment Income[2]	.309
Net Realized and Unrealized Gain (Loss) on Investments	(1.488)
Total from Investment Operations	(1.179)
Distributions
Dividends from Net Investment Income	(.171)
Distributions from Realized Capital Gains	—
Total Distributions	(.171)
Net Asset Value, End of Period	$48.65

Total Return	-2.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$112
Ratio of Total Expenses to Average Net Assets	0.19%[3,4]
Ratio of Net Investment Income to Average Net Assets	1.35%[3]
Portfolio Turnover Rate	8%[3]

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.15%.

See accompanying Notes, which are an integral part of the Financial Statements.

30

ESG International Stock ETF

Notes to Financial Statements

Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange; they can be purchased and sold through a broker.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

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ESG International Stock ETF

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the period ended February 28, 2019, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 2% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for the period ended February 28, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income

32

ESG International Stock ETF

over the lives of the respective securities. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between The Vanguard Group (“Vanguard”) and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees, and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At February 28, 2019, the fund had contributed to Vanguard capital in the amount of $6,000, representing 0.01% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.      The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended February 28, 2019, custodian fee offset arrangements reduced the fund’s expenses by $9,000 (an annual rate of 0.04% of average net assets).

D.      Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of February 28, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	11,801	—	—
Common Stocks—Other	2,162	94,227	—
Temporary Cash Investments	2,577	498	—
Futures Contracts—Assets[1]	7	—	—
Futures Contracts—Liabilities[1]	(4)	—	—
Forward Currency Contracts—Assets	—	4	—
Total	16,543	94,729	—

1   Represents variation margin on the last day of the reporting period.

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ESG International Stock ETF

E.      At February 28, 2019, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Variation Margin Receivable—Futures Contracts	7	—	7
Unrealized Appreciation—Forward Currency Contracts	—	4	4
Total Assets	7	4	11
Variation Margin Payable—Futures Contracts	(4)	—	(4)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the period ended February 28, 2019, were:

		Foreign
	Equity	Exchange
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	(139)	—	(139)
Forward Currency Contracts	—	19	19
Realized Net Gain (Loss) on Derivatives	(139)	19	(120)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	59	—	59
Forward Currency Contracts	—	4	4
Change in Unrealized Appreciation (Depreciation) on Derivatives	59	4	63

F.       As of February 28, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	107,055
Gross Unrealized Appreciation	6,622
Gross Unrealized Depreciation	(2,412)
Net Unrealized Appreciation (Depreciation)	4,210

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ESG International Stock ETF

G.     During the period ended February 28, 2019, the fund purchased $106,327,000 of investment securities and sold $2,269,000 of investment securities, other than temporary cash investments. Purchases and sales include $51,502,000 and $0, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

H.      Capital shares issued and redeemed were:

September 18, 2018[1] to
February 28, 2019
Shares
(000)
Issued	2,300
Issued in Lieu of Cash Distributions	—
Redeemed	—
Net Increase (Decrease) in Shares Outstanding	2,300

1 Inception.

I.           Subsequent to the report date, the fund was added to a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually. The facility includes the fund and certain other funds managed by Vanguard; each fund is individually liable for its borrowings, if any, under the credit facility.

Management has determined that no other events or transactions occurred subsequent to February 28, 2019, that would require recognition or disclosure in these financial statements.

35

Trustees Approve Advisory Arrangement

Effective September 2018, the board of Vanguard World Fund approved the launch of Vanguard ESG International Stock ETF, which utilizes an internalized management structure whereby The Vanguard Group, Inc. (Vanguard), through its Equity Index Group, provides investment advisory services to the fund. The board determined that the investment advisory arrangement with Vanguard was in the best interests of the fund and its prospective shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services to be provided to the fund and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangement.

Investment performance

The board determined that the Equity Index Group, in its management of other Vanguard funds, has a track record of consistent performance and disciplined investment processes.

Cost

The board concluded that the fund’s expense ratio will be well below the average expense ratio charged by funds in its peer group.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement after a one-year period.

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q43942 042019

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  April 19, 2019

VANGUARD WORLD FUND

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 19, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.